                                       1
                                                                          Report

                                   Bond Funds
           ---------------------------------------------------------
                       Twelve months ended June 30, 2002






                                   One Group
                                     Annual
                                     Report

Portfolio performance review............   2
Schedules of portfolio investments......  20
Statements of assets and liabilities.... 128
Statements of operations................ 130
Statements of changes in net assets..... 132
Schedules of capital stock activity..... 135
Financial highlights.................... 138
Notes to financial statements........... 146
Report of independent accountants....... 152
Trustees................................ 153
Officers................................ 154

                                                       ONE GROUP(R) Mutual Funds

 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE



     This material must be preceded or accompanied by a current prospectus

ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       2
Report

One Group Ultra Short-Term Bond Fund
--------------------------------------------------------------------------------

Portfolio Performance Review

From an interview with Banc One Investment Advisors Corporation's Michael Sais, CFA and member of the taxable bond team; Doug Swanson, managing director of taxable bonds and Gary Madich, CFA and chief investment officer of fixed income securities.

What was the Fund's total return?
The Fund's I share class posted a total return of 5.15% for the year ended June 30, 2002. (For information on other share classes, see page 3.)

What does this return mean for shareholders?
The Fund delivered an attractive one-year total return for shareholders. The Fund's return exceeded the returns for both the peer-group average and the benchmark index by a healthy margin. Furthermore, the Fund's return was ranked among the top 1% of all funds in its peer group universe. (For performance comparisons to indexes, see inside the back cover.)

How did you generate the Fund's attractive return?
As always, our goal is to maximize total return while minimizing share price volatility. As such, we invested primarily in high-quality, attractively-priced, fixed- and floating-rate securities that offered yield advantages over comparable-maturity Treasury securities. In particular, the Fund's Treasury Inflation Index securities (securities whose principal amounts are adjusted for inflation) and mortgage-and asset-backed securities performed extremely well during the year.

We also kept the Fund's duration close to its target of one year. But compared to the duration of its peers and the benchmark, the Fund's duration was slightly longer. This resulted in strong relative performance in the declining interest-rate environment. (Duration is measure of a fund's sensitivity to interest rate changes. A longer duration indicates greater sensitivity; a shorter duration indicates less. When interest rates decline, funds with longer durations experience greater price appreciation.)

How did the declining interest rate environment influence the Fund's yield? Interest rates ended the 12-month period lower than they were at the start of the period across all maturities. The Fund's yield followed suit, declining from 5.38% on June 30, 2001, to 3.70% June 30, 2002.

What's your one-year outlook for the market and the Fund?
We don't expect the market to move significantly in either direction until the economic rebound clearly takes hold. Spreads on non-Treasury securities likely will remain volatile, but attractive. (Spreads refer to yield relationships between Treasuries and non-Treasury bonds of the same maturity. When spreads tighten, prices on non-Treasury bonds increase; and when spreads widen, prices drop.) We believe the Fund's overweighting in mortgage-backed securities should continue to enhance performance. We also expect non-Treasury sectors to outperform Treasuries, with most of the return coming from income.

Maturity Distribution*
Less than one year............14.5%
Years 1-5.....................71.3%
Years 6-10....................11.7%
Years 11-20....................0.4%
Years 20+......................2.1%
Average Years to Maturity.......3.3
Years
Duration..................1.0 Years
Top Five Sectors*
Asset Backed Securities.....  33.6%
U.S. Government Agency
  Mortgages.................  37.2%
Collateralized Mortgage
  Obligations...............  16.5%
Repurchase Agreement/
  Investment Companies......  10.8%
Corporate Bonds.............   1.9%
Quality Breakdown*
(Average Quality AAA)
Government/Agency...........  46.8%
AAA.........................  28.9%
AA..........................  10.4%
A...........................   7.9%
BBB.........................   5.8%
BB..........................   0.2%

--------------------------------------------------------------------------------

* As of 6/30/02. The Fund's composition is subject to change.

One Group Ultra Short-Term Bond Fund
--------------------------------------------------------------------------------
Portfolio Performance Review, continued



ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       3
                                                                          Report
                          Value of $10,000 Investment
                                    [GRAPH]

                                                             Class I            Lehman Brothers 9-12 Month US Treasury
2/93                                                           10000                                             10000
6/93                                                           10201                                             10150
6/94                                                           10421                                             10454
6/95                                                           10957                                             11142
6/96                                                           11571                                             11789
6/97                                                           12397                                             12523
6/98                                                           13141                                             13274
6/99                                                           13754                                             13981
6/00                                                           14533                                             14731
6/01                                                           15687                                             15804
6/02                                                           16495                                             16500

                                                           Lipper Mix
2/93                                                            10000
6/93                                                            10182
6/94                                                            10241
6/95                                                            10552
6/96                                                            11011
6/97                                                            11686
6/98                                                            12369
6/99                                                            12961
6/00                                                            13656
6/01                                                            14646
6/02                                                            15134

                AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2002

--------------------------------------------------------------------------------------------------------
                       Class I     Class A    Class A*     Class B    Class B*     Class C    Class C*
--------------------------------------------------------------------------------------------------------
  1 year                5.15%       4.88%       1.79%       4.43%       1.43%       1.89%          NA
--------------------------------------------------------------------------------------------------------
  5 year                5.88%       5.61%       4.96%       5.14%       5.14%       4.85%          NA
--------------------------------------------------------------------------------------------------------
  Since Inception       5.47%       5.22%       4.88%       4.78%       4.78%       4.43%          NA
--------------------------------------------------------------------------------------------------------
  Inception Date       2/2/93      2/2/93                  2/2/93                  2/2/93
--------------------------------------------------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

Prior to the inception of Class A (3/10/93), Class B (1/14/94) and Class C (11/1/01), performance is based on Class I share performance adjusted to reflect the deduction of fees and expenses.

The performance of the Ultra Short-Term Bond Fund is measured against the Lehman Brothers 9-12 Month US Treasury Index, an unmanaged index, which includes aged US Treasury notes and bonds with a remaining maturity from nine up to but not including twelve months, it excludes zero coupon strips. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B shares.

The Lipper Mix consists of the average monthly returns of the Lipper Adjustable Rate Mortgage Fund Index from December 1992 through June 1996. Thereafter, the date from the Lipper Ultra Short Fund Index which corresponds with the initiation of the Lipper Ultra Short Fund Index of July 1, 1996.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       4
Report

One Group Short-Term Bond Fund
--------------------------------------------------------------------------------

Portfolio Performance Review

From an interview with Banc One Investment Advisors Corporation's Rick Cipicchio, member of the taxable bond team; Doug Swanson, managing director of taxable bonds and Gary Madich, CFA and chief investment officer of fixed income securities.

What was the Fund's total return?
The Fund's I share class posted a total return of 6.67% for the one-year period ended June 30, 2002. (For information on other share classes, see page 5.)

How does the Fund's performance measure up to the market averages?
The Fund outperformed its peer-group average but slightly under-performed its market benchmarks. The Fund's position in asset-backed securities was a positive influence on performance, due to the extra yield available from asset-backed securities compared to comparable Treasuries. On the other hand, the Fund's "barbell" maturity structure -- whereby we invested in maturities at both the short and long ends of the Fund's maturity range -- was a negative influence on performance due to the steepening yield curve brought on by aggressive Federal Reserve rate cuts. (The yield curve is the graphic depiction of Treasury maturities and their corresponding yields. A steep curve indicates that yields on shorter-term securities are lower than yields on longer-term securities.) This strategy generally works best in a stable to rising rate environment we had anticipated, but which didn't materialize during the year. (For performance comparisons to the Fund's benchmark and peer group, see inside the back cover.)

How did the interest rate climate affect the Fund's yield?
Consistent with the general decline in interest rates, the Fund's 30-day SEC yield decreased during the fiscal year, from 5.00% on June 30, 2001, to 4.24% on June 30, 2002. But, as rates declined, bond prices increased, generating positive performance for the Fund's share price.

What were your noteworthy strategies during the year?
As our investment philosophy dictates, we searched for value, based on thorough credit research and risk/return analysis across all sectors of the fixed-income market. At the same time, we carefully controlled the Fund's duration, which helped us manage the Fund's sensitivity to interest rate changes and boosted the Fund's results during the period. We also maintained an over-weighted position in non-Treasury bonds, such as agency, mortgage-backed, asset-backed and corporate securities, which enhanced the Fund's yield and therefore added to overall performance.

What is your outlook for the market, and how will you position the Fund?
We expect continued volatility in the corporate market, but we don't anticipate the market to move much overall. The volatility in the corporate market should help the Treasury market and keep the yield curve steep. Given this scenario, we believe the two- to three-year portion of the Treasury yield curve looks attractive. In addition, mortgage-backed securities should remain good alternatives to high-quality corporate bonds.

Maturity Distribution*
Less than one year............15.4%
Years 1-5.....................82.9%
Years 6-10.....................1.7%
Average Years to Maturity.......2.2
Years
Duration..................1.6 Years
Top Five Sectors
U.S. Government Agency
  Mortgages.................  38.0%
U.S. Treasury Obligations...  27.0%
Corporate Bonds.............  17.2%
Asset-Backed Securities.....  10.8%
Collateralized Mortgage
  Obligations...............   5.1%
Quality Breakdown*
(Average Quality AAA)
Government/Agency...........  66.7%
AAA.........................  13.4%
AA..........................   2.8%
A...........................  10.4%
BBB.........................   6.6%
BB..........................   0.1%

--------------------------------------------------------------------------------

* As of 6/30/02. The Fund's composition is subject to change.

One Group Short-Term Bond Fund
--------------------------------------------------------------------------------
Portfolio Performance Review, continued



ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       5
                                                                          Report
                          Value of $10,000 Investment

                                                             Class I            Lehman Brothers 1-3 Year Govt/Credit Index
6/92                                                           10000                                                 10000
6/93                                                           10827                                                 10667
6/94                                                           10913                                                 10837
6/95                                                           11782                                                 11681
6/96                                                           12386                                                 12329
6/97                                                           13222                                                 13145
6/98                                                           14094                                                 14041
6/99                                                           14752                                                 14762
6/00                                                           15461                                                 15479
6/01                                                           16816                                                 16954
6/02                                                           17939                                                 18124

                                                    Lipper Short US Govt Fund Index
6/92                                                                          10000
6/93                                                                          10669
6/94                                                                          10799
6/95                                                                          11597
6/96                                                                          12174
6/97                                                                          12959
6/98                                                                          13800
6/99                                                                          14406
6/00                                                                          15074
6/01                                                                          16360
6/02                                                                          17340

                AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2002

--------------------------------------------------------------------------------------------------------
                       Class I     Class A    Class A*     Class B    Class B*     Class C    Class C*
--------------------------------------------------------------------------------------------------------
  1 year                6.67%       6.41%       3.19%       5.97%       2.97%       5.77%          NA
--------------------------------------------------------------------------------------------------------
  5 year                6.29%       6.03%       5.39%       5.57%       5.57%       5.27%          NA
--------------------------------------------------------------------------------------------------------
  10 year               6.02%       5.75%       5.43%       5.27%       5.27%       4.98%          NA
--------------------------------------------------------------------------------------------------------
  Since Inception       6.75%       6.48%       6.21%       6.05%       6.05%       5.71%          NA
--------------------------------------------------------------------------------------------------------
  Inception Date       9/4/90      9/4/90                  9/4/90                  9/4/90
--------------------------------------------------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

Prior to the inception of Class A (2/18/92), Class B (1/14/94) and Class C (11/1/01), performance is based on Class I share performance adjusted to reflect the deduction of fees and expenses.

The performance of the Short-Term Bond Fund is measured against the Lehman Brothers 1-3 Year Government/Credit Bond Index, an unmanaged index with a broad measure of the performance of short-term government and corporate fixed-rate debt issues. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B shares.

The Lipper Short US Government Fund Index consists of the equally weighted average monthly returns of the largest funds within the universe of all funds in the category.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       6
Report

One Group Intermediate Bond Fund
--------------------------------------------------------------------------------

Portfolio Performance Review

From an interview with Banc One Investment Advisors Corporation's Doug Swanson, managing director of taxable bonds, and Gary Madich, CFA and chief investment officer of fixed income securities.

What was the Fund's total return for the year?
The Fund's I share class posted a total return of 8.37% for the year ended June 30, 2002. (For information on other share classes, see page 7.)

How does this return measure up to the market averages?
Shareholders should be pleased with the Fund's one-year return, as it outpaced the average return for the Fund's peer group and the return for the benchmark index. We attribute this strong relative performance to the Fund's higher quality profile and under-weighting in corporate bonds. (For performance comparisons to the Fund's benchmark and peer group, see inside the back cover.)

What was the Fund's yield at year-end?
The Fund's 30-day SEC yield on I shares was 6.14% on June 30, 2002, compared to 6.00% on June 30, 2001. The improvement was primarily due to the higher quality composition of the portfolio through our underweight in corporate bonds and over-weighted position in mortgage-backed securities.

Corporate bonds came under pressure during the year. How did that figure into the Fund?
The terrorist attacks of September 11, 2001, had a major impact on the financial markets and the Fund's holdings. The financial turmoil and uncertainty that followed the attacks generated strong market volatility and created a trying time for corporations. Eventually, the Enron accounting issue surfaced, followed by other cases of corporate financial reporting problems. Fortunately, we limited the Fund's exposure to corporate bonds, but we did own securities issued by some of the high-profile corporations tarnished by the corporate credibility crisis.

How did you counter the impact of these bonds?
We maintained a broadly diversified portfolio, which helped limit the impact of the few poorly performing corporate bonds. Furthermore, we maintained an over-weighted position in mortgage-backed securities, relative to corporate bonds. Mortgages performed well during the year and helped offset some of the losses from the corporate sector. We also focused on adding value through research-based individual security selection and effective yield curve decisions. (The yield curve is the graphic depiction of Treasury maturities and their corresponding yields.)

What's your market outlook, and how will you position the Fund to benefit from that outlook?
We don't expect the bond market to make any dramatic moves in the months ahead. But we do expect the corporate market to experience continued volatility, which should help the Treasury market and keep the yield curve steep. We expect to remain focused on mortgage-backed securities and maintaining broad portfolio diversification.

Maturity Distribution*
Less than one year............11.1%
Years 1-5.....................47.9%
Years 6-10....................33.5%
Years 11-20....................7.5%
Average Years to Maturity.......4.8
  Years
Duration..................3.5 Years
Top Five Sectors*
U.S. Government Agency
  Mortgages.................  48.4%
Corporate Bonds.............  20.7%
U.S. Treasury Obligations...  15.3%
Collateralized Mortgage
  Obligations...............   6.6%
Asset-Backed Securities.....   4.3%
Quality Breakdown*
(Average Quality AAA)
Government/Agency...........  68.5%
AAA.........................  10.8%
AA..........................   3.4%
A...........................   8.4%
BBB.........................   8.7%
BB..........................   0.2%

--------------------------------------------------------------------------------

* As of 6/30/02. The Fund's composition is subject to change.

One Group Intermediate Bond Fund
--------------------------------------------------------------------------------
Portfolio Performance Review, continued



ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       7
                                                                          Report
                                    [GRAPH]
                          Value of $10,000 Investment

                                                             Class I
6/92                                                           10000
6/93                                                           10949
6/94                                                           10714
6/95                                                           11768
6/96                                                           12542
6/97                                                           13675
6/98                                                           14841
6/99                                                           15424
6/00                                                           16059
6/01                                                           17787
6/02                                                           19275

                                                     Lehman Brothers Intermediate Govt/Credit Bond Index
6/92                                                                                               10000
6/93                                                                                               11050
6/94                                                                                               11021
6/95                                                                                               12165
6/96                                                                                               12774
6/97                                                                                               13696
6/98                                                                                               14866
6/99                                                                                               15488
6/00                                                                                               16143
6/01                                                                                               17925
6/02                                                                                               19389

                                                    Lipper Short Intermediate US Govt Index
6/92                                                                                  10000
6/93                                                                                  10840
6/94                                                                                  10807
6/95                                                                                  11696
6/96                                                                                  12194
6/97                                                                                  12984
6/98                                                                                  13907
6/99                                                                                  14412
6/00                                                                                  14980
6/01                                                                                  16402
6/02                                                                                  17617

                AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2002

--------------------------------------------------------------------------------------------------------
                       Class I     Class A    Class A*     Class B    Class B*     Class C    Class C*
--------------------------------------------------------------------------------------------------------
  1 year                 8.37%       8.08%       3.26%       7.30%       2.30%       7.30%       6.30%
--------------------------------------------------------------------------------------------------------
  5 year                 7.11%       6.86%       5.89%       6.12%       5.80%       6.10%       6.10%
--------------------------------------------------------------------------------------------------------
  10 year                6.78%       6.62%       6.13%       5.76%       5.76%       5.75%       5.75%
--------------------------------------------------------------------------------------------------------
  Since Inception        8.39%       8.12%       7.86%       7.33%       7.33%       7.32%       7.32%
--------------------------------------------------------------------------------------------------------
  Inception Date      12/31/83    12/31/83                12/31/83                12/31/83
--------------------------------------------------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

Prior to the inception of Class C (3/22/99), performance is based on Class I share performance adjusted to reflect the deduction of fees and expenses.

The Intermediate Bond Fund commenced operations as the Pegasus Intermediate Bond Fund on June 1, 1991, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the Fund's commencement of operations as adjusted to reflect the expenses and sales charges associated with the Fund. Common trust funds are not registered under the Investment Company Act of 1940 ("1940 Act") and, therefore, are not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code. If the common trust fund had been registered under the 1940 Act, its performance may have been adversely affected. The above quoted performance data includes the performance of a common trust fund and the Pegasus Intermediate Bond Fund prior to the acquisition by the One Group Intermediate Bond Fund on March 22, 1999.

The performance of the Intermediate Bond Fund is measured against the Lehman Brothers Intermediate Government/Credit Bond Index, an unmanaged index comprised of US Government agency and Treasury securities and investment grade corporate bonds. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares. The Lehman Brothers Intermediate Government/Credit Bond Index was formerly named the Lehman Brothers/Corporate Bond Index.

The Lipper Short Intermediate US Government Index consists of the equally weighted average monthly returns of the largest funds within the universe of all funds in the category.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       8
Report

One Group Bond Fund
--------------------------------------------------------------------------------

Portfolio Performance Review

From an interview with Banc One Investment Advisors Corporation's Doug Swanson, managing director of taxable bonds, and Gary Madich, CFA and chief investment officer of fixed income securities

What was the One Group Bond Fund's return for the year?
The Fund's I share class posted a total return of 9.39% for the year ended June 30, 2002. (For information on other share classes, see page 9.)

From a broad perspective, what does this return mean for shareholders? Shareholders should be pleased with the Fund's one-year return. The Fund outperformed its market benchmark and peer group average, due to its higher quality, under-weighting in corporate bonds and over-weighting in mortgage-backed securities. The Fund also significantly outperformed the S&P 500 Index(1) (one-year total return of -17.99%) highlighting the value of diversification. (For performance comparisons to the Fund's benchmark and peer group, see inside the back cover.)

It was a challenging year for the corporate market. How did that affect the Fund?
The terrorist attacks of September 11, 2001, had a significant impact on the financial markets and led to strong volatility within the corporate sector. Then, the Enron debacle shocked the markets and set off a wave of concern about corporate accounting practices. Although our overall corporate bond exposure was less than average, we did own positions in some of the corporations tarnished by the corporate credibility crisis.

On a brighter note, by maintaining a broadly diversified portfolio, we helped limit the impact of the few poorly performing corporate bonds. We focused on adding value through individual security selection and effective yield curve decisions. (The yield curve is the graphic depiction of Treasury maturities and their corresponding yields.) In particular, bonds in the 11- to 15-year maturity range were most appealing. Furthermore, we maintained an over-weighted position in mortgage-backed securities, which performed relatively well and helped offset some of the losses experienced in the corporate sector.

How did the interest rate climate influence Fund performance?
The Fund's 30-day SEC yield on I shares dropped only slightly from 6.27% on June 30, 2001, to 6.24% on June 30, 2002. Interest rates declined significantly during the one-year period, which lowered the Fund's yield but also raised bond prices and increased the Fund's share price.

In terms of duration (a measure of interest rate risk), the Fund was slightly longer than that of its benchmark index. A longer duration indicates greater sensitivity to interest rate changes, and in a declining interest rate environment, bond funds with longer durations experience greater price appreciation.

What's your market outlook, and how will you position the Fund to benefit from that outlook?
We don't expect the bond market to change dramatically. We expect continued volatility in the corporate market, so we expect to remain focused on mortgage-backed securities and maintaining broad portfolio diversification.

Maturity Distribution(2)
Less than one year.............9.6%
Years 1-5.....................39.8%
Years 6-10....................37.9%
Years 11-20...................10.2%
Years 20+......................2.5%
Average Years to Maturity.......5.8
  Years
Duration..................4.3 Years
Top Five Sectors(2)
U.S. Government Agency
  Mortgages.................  45.8%
U.S. Treasury Obligations...  22.7%
Corporate Bonds.............  15.9%
Collateralized Mortgage
  Obligations...............   8.3%
Asset-Backed Securities.....   3.4%
Quality Breakdown(2)
(Average Quality AAA)
Government/Agency...........  72.2%
AAA.........................  12.1%
AA..........................   2.5%
A...........................   6.8%
BBB.........................   6.2%
BB..........................   0.2%

--------------------------------------------------------------------------------

(1) The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. An investor cannot invest directly in an index.

(2) As of 6/30/02. The Fund's composition is subject to change.

One Group Bond Fund
--------------------------------------------------------------------------------
Portfolio Performance Review, continued



ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       9
                                                                          Report
                                    [GRAPH]
                          Value of $10,000 Investment

                                                             Class I            Lehman Brothers Aggregate Bond Index
6/92                                                           10000                                           10000
6/93                                                           11291                                           11178
6/94                                                           11026                                           11033
6/95                                                           12377                                           12417
6/96                                                           13211                                           13040
6/97                                                           14484                                           14103
6/98                                                           16016                                           15590
6/99                                                           16538                                           16080
6/00                                                           17190                                           16815
6/01                                                           19226                                           18703
6/02                                                           21031                                           20317

                                                    Lipper Intermediate US Govt Index
6/92                                                                            10000
6/93                                                                            11017
6/94                                                                            10829
6/95                                                                            11895
6/96                                                                            12377
6/97                                                                            13269
6/98                                                                            14521
6/99                                                                            14898
6/00                                                                            15481
6/01                                                                            17134
6/02                                                                            18560

                AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2002

--------------------------------------------------------------------------------------------------------
                       Class I     Class A    Class A*     Class B    Class B*     Class C    Class C*
--------------------------------------------------------------------------------------------------------
  1 year                 9.39%       9.09%       4.17%       8.34%       3.34%       8.33%       7.33%
--------------------------------------------------------------------------------------------------------
  5 year                 7.74%       7.49%       6.51%       6.74%       6.44%       6.81%       6.81%
--------------------------------------------------------------------------------------------------------
  10 year                7.72%       7.56%       7.06%       6.72%       6.72%       6.67%       6.67%
--------------------------------------------------------------------------------------------------------
  Since Inception        9.39%       9.13%       8.86%       8.34%       8.34%       8.36%       8.36%
--------------------------------------------------------------------------------------------------------
  Inception Date      12/31/83    12/31/83                12/31/83                12/31/83
--------------------------------------------------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

Prior to the inception of Class C (3/22/99), performance is based on Class I share performance adjusted to reflect the deduction of fees and expenses.

The Bond Fund commenced operations as the Pegasus Bond Fund on June 1, 1991, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the Fund's commencement of operations as adjusted to reflect the expenses and sales charges associated with the Fund. Common trust funds are not registered under the Investment Company Act of 1940 ("1940 Act") and, therefore, are not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code. If the common trust fund had been registered under the 1940 Act, its performance may have been adversely affected. The above quoted performance data includes the performance of a common trust fund and the Pegasus Bond Fund prior to the acquisition by the One Group Bond Fund on March 22, 1999.

The performance of the Bond Fund is measured against the Lehman Brothers Aggregate Bond Index, an unmanaged index generally representative of the bond market as a whole. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

The Lipper Intermediate US Government Index consists of the equally weighted average monthly returns of the largest funds within the universe of all funds in the category.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       10
Report

One Group Income Bond Fund
--------------------------------------------------------------------------------

Portfolio Performance Review

From an interview with Banc One Investment Advisors Corporation's Rick Cipicchio, member of the taxable bond team; Doug Swanson, managing director of taxable bonds and Gary Madich, CFA and chief investment officer of fixed income securities.

What were the Fund's total return and yield?
The Fund's I share class delivered a total return of 7.08% for the 12-month period ended June 30, 2002. (For information on other share classes, see page 11.) The 30-day SEC yield on the Fund's I shares was 5.79% on June 30, 2002, compared to 6.08% a year earlier.

From a broader perspective, what does this performance mean for shareholders? Shareholders should be pleased that the Fund's return was higher than the average return for the universe of intermediate investment-grade bond funds. Additionally, the Fund offered important diversification benefits, as it significantly outperformed the stock market's one-year total return of -17.99%, as measured by the S&P 500 Index(1). At the same time, though, the Fund underperformed its benchmark index, due to disappointing performance from its high-yield, leisure and transportation bonds in the months following the September 11, 2001, terrorist attacks. What's more, the Fund's high-yield and lower-quality corporate bonds continued to lag into 2002. (For performance comparisons to the Fund's benchmark and peer group, see inside the back cover.)

Corporate credit quality became an important issue during the year. How did you deal with it?
In the second half of the fiscal year, a number of corporate accounting problems surfaced and created a challenging climate for the corporate bond market. To minimize the impact of credit problems, we diversified our holdings within the corporate sectors. We also invested in other bond market segments to enhance the portfolio's diversification and limit the impact of a single bond or a single style. We relied on our in-depth research to identify attractive, undervalued securities in the corporate, mortgage-backed, asset-backed and high-yield markets.

What is your outlook for the market, and how will you position the Fund?
We expect continued volatility in the corporate market, but we don't anticipate the market to move much overall. The volatility in the corporate market should help the Treasury market and keep the yield curve steep. (A steep yield curve indicates that yields increase as bond maturity lengthens.) Given this scenario, we believe the 11- to 15-year portion of the Treasury yield curve looks attractive. In addition, mortgage-backed securities should remain good alternatives to high-quality corporate bonds.

Maturity Distribution(2)
Less than one year.............6.8%
Years 1-5.....................49.3%
Years 6-10....................21.2%
Years 11-20...................18.1%
Years 20+......................4.6%
Average Years to Maturity.......7.2
Years
Duration..................4.5 Years
Top Five Sectors(2)
U.S. Government Agency
  Mortgages.................  36.1%
Corporate Bonds.............  32.3%
Treasury Obligations........  19.4%
Collateralized Mortgage
  Obligations...............   6.4%
Asset-Backed Securities.....   4.0%
Quality Breakdown(2)
(Average Quality AA)
Government/Agency...........  57.1%
AAA.........................   9.7%
AA..........................   5.2%
A...........................  10.8%
BB..........................  17.2%

--------------------------------------------------------------------------------

(1) The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. An investor cannot invest directly in an index.

(2) As of 6/30/02. The Fund's composition is subject to change.

One Group Income Bond Fund
--------------------------------------------------------------------------------
Portfolio Performance Review, continued



ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       11
                                                                          Report
                                    [GRAPH]
                          Value of $10,000 Investment

                                                             Class I            Lehman Brothers Aggregate Bond Index
3/93                                                           10000                                           10000
6/93                                                           10151                                           10308
6/94                                                           10173                                           10174
6/95                                                           11362                                           11450
6/96                                                           11895                                           12025
6/97                                                           12770                                           13005
6/98                                                           14103                                           14376
6/99                                                           14387                                           14828
6/00                                                           14990                                           15506
6/01                                                           16489                                           17247
6/02                                                           17657                                           18735

                                                    Lipper Intermediate Investment Grade Index
3/93                                                                                     10000
6/93                                                                                     10300
6/94                                                                                     10164
6/95                                                                                     11293
6/96                                                                                     11829
6/97                                                                                     12767
6/98                                                                                     14000
6/99                                                                                     14347
6/00                                                                                     14886
6/01                                                                                     16509
6/02                                                                                     17678

                AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2002

--------------------------------------------------------------------------------------------------------
                       Class I     Class A    Class A*     Class B    Class B*     Class C    Class C*
--------------------------------------------------------------------------------------------------------
  1 year                7.08%       6.76%       1.89%       6.06%       1.06%       6.10%       5.10%
--------------------------------------------------------------------------------------------------------
  5 year                6.70%       6.42%       5.44%       5.69%       5.37%       5.65%       5.65%
--------------------------------------------------------------------------------------------------------
  Since Inception       6.29%       6.05%       5.53%       5.49%       5.49%       5.42%       5.42%
--------------------------------------------------------------------------------------------------------
  Inception Date       3/5/93      3/5/93                  3/5/93                  3/5/93
--------------------------------------------------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

Prior to the inception of Class C (5/30/00), performance is based on Class I share performance adjusted to reflect the deduction of fees and expenses.

The above-quoted performance data includes the performance of the Pegasus Multi Sector Bond Fund prior to the acquisition by the One Group Income Bond Fund on March 22, 1999. On December 2, 1994, the fund terminated its offering of Class B shares and such shares converted to Class A shares. The Fund re-offered Class B shares on May 31, 1995. Therefore, the above-quoted performance data for Class B includes the performance of the Pegasus Multi Sector Bond Fund for Class A for the period between December 2, 1994 to May 30, 1995. Performance for Class B shares is based on Class A share performance adjusted to reflect the difference in sales charges.

The performance of the Income Bond Fund is measured against the Lehman Brothers Aggregate Bond Index, an unmanaged index comprised of US Government, mortgage, corporate and asset-backed securities. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares. Performance for Class C shares is based on Class B share performance adjusted to reflect the difference in sales charges.

The Lipper Intermediate Investment Grade Index consists of the equally weighted average monthly returns of the largest funds within the universe of all funds in the category.

The high-yield portion of the fund is sub-advised by Banc One High Yield Partners, LLC. Banc One High Yield Partners, LLC is a joint venture between Banc One Investment Advisors Corporation, the Fund's advisor and Pacholder Associates, Inc.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       12
Report

One Group Mortgage-Backed Securities Fund
--------------------------------------------------------------------------------

Portfolio Performance Review

From an interview with Banc One Investment Advisors Corporation's Doug Swanson, managing director of taxable bonds, and Gary Madich, CFA and chief investment officer of fixed income securities.

How did the Fund perform?
For the year ended June 30, 2002, the Fund's I share class posted a total return of 11.71%. (For information on other share classes, please see page 13.)

What does this return mean for shareholders?
Shareholders should be pleased with the Fund's strong performance for the year. The Fund outperformed its peer group's average return and its market benchmark's return by considerable margins. (For performance comparisons to the Fund's benchmark and peer group, see inside the back cover.) Furthermore, for diversified investors, the Fund helped cushion the impact of the stock market's fall.

How did you generate the Fund's strong return?
The overall decline in interest rates led to higher bond prices and good absolute returns for high-quality bond funds in general and our Fund in particular. Security selection within the mortgage-backed sector and effective yield curve decisions were contributors to the Fund's performance. (The yield curve is the graphic depiction of Treasury maturities and their corresponding yields.) In addition, the Fund's slightly longer-than-average duration added to performance in the declining interest rate environment. (Duration is a measure of a fund's sensitivity to interest rate changes. When interest rates decline, funds with longer durations realize greater price appreciation.)

Did you have exposure to the corporate bond market?
We under-weighted the corporate bond market during the year, which was an effective strategy for the Fund's performance. Corporate bonds struggled during the year, particularly in the wake of several high-profile corporate bankruptcies and accounting issues. The Fund did hold bonds from a few companies affected by corporate credibility issues, but the corporate underweight, success in the mortgage sector and broad portfolio diversification muted the damage.

Given the declining rate environment, how did the Fund's yield change?
The 30-day SEC yield on the Fund's I shares was 7.10% on June 30, 2002, compared to 7.20% a year earlier. The slight decline was due to lower market rates overall, so as new money entered the Fund, we had to purchase bonds at lower yields. The flipside of this, though, is that lower rates led to higher bond prices and capital appreciation for the Fund.

What is your market outlook, and how will you position the Fund going forward? Although we don't expect any dramatic market moves in the months ahead, we look for the corporate market to experience continued volatility, as investors consider the fallout from corporate accounting and bookkeeping abuses. This should help the Treasury market and keep the yield curve steep. We expect to remain focused on mortgage-backed securities and maintaining broad portfolio diversification.

Maturity Distribution*
Less than one year............10.8%
Years 1-5.....................54.3%
Years 6-10....................24.7%
Years 11-20...................10.2%
Average Years to Maturity.......4.5
  Years
Duration..................2.8 Years
Top Five Sectors*
U.S. Government Agency
  Mortgages.................  84.2%
Collateralized Mortgage
  Obligations...............  11.2%
Repurchase Agreement/
  Investment Companies......   3.8%
Asset-Backed Securities.....   0.4%
U.S. Government Agency
  Securities................   0.4%
Quality Breakdown*
(Average Quality AAA)
Government Agency...........  89.3%
AAA.........................  10.7%

--------------------------------------------------------------------------------

* As of 6/30/02. The Fund's composition is subject to change.

One Group Mortgage-Backed Securities Fund
--------------------------------------------------------------------------------
Portfolio Performance Review, continued



ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       13
                                                                          Report
                                    [GRAPH]
                          Value of $10,000 Investment

                                                             Class I                      Lehman Brothers Mortgage- Backed
                                                                                                                Securities
6/92                                                           10000                                                 10000
6/93                                                           11257                                                 10878
6/94                                                           11020                                                 10764
6/95                                                           12496                                                 12073
6/96                                                           13770                                                 12780
6/97                                                           15567                                                 13942
6/98                                                           17303                                                 15187
6/99                                                           17988                                                 15797
6/00                                                           18591                                                 16592
6/01                                                           21050                                                 18464
6/02                                                           23515                                                 20122

                                                    Lipper U.S. Mortgage Funds
6/92                                                                     10000
6/93                                                                     10974
6/94                                                                     10586
6/95                                                                     11629
6/96                                                                     12175
6/97                                                                     13174
6/98                                                                     14302
6/99                                                                     14677
6/00                                                                     15305
6/01                                                                     16840
6/02                                                                     18276

                AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2002

--------------------------------------------
                       Class I     Class A
--------------------------------------------
  1 year                11.71%      11.44%
--------------------------------------------
  5 year                 8.60%       8.26%
--------------------------------------------
  10 year                8.93%       8.57%
--------------------------------------------
  Since Inception       10.61%      10.24%
--------------------------------------------
  Inception Date      12/31/83    12/31/83
--------------------------------------------

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The above-quoted performance data includes the performance of a collective trust fund for the period prior to the commencement of operations of the Mortgage-Backed Securities Fund on August 18, 2000. The collective fund was not registered under the Investment Company Act of 1940 ("1940 Act") and, therefore, was not subject to certain investment restrictions and limitations imposed by the 1940 Act and the Internal Revenue Code. If the collective trust fund had been registered under the 1940 Act, its performance may have been adversely affected.

The performance of the Mortgage-Backed Securities Fund is measured against the Lehman Brothers Mortgage Backed Securities Index, an unmanaged index measuring the performance of mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). This index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares. Performance for Class C shares is based on Class B share performance adjusted to reflect the difference in sales charges.

The Lipper U.S. Mortgage Funds invests at least 65% of its assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       14
Report

One Group Government Bond Fund
--------------------------------------------------------------------------------

Portfolio Performance Review

From an interview with Banc One Investment Advisors Corporation's Michael Sais, CFA and member of the taxable bond team, Doug Swanson, managing director of taxable bonds and Gary Madich, CFA and chief investment officer of fixed income securities.

How did the Fund perform for shareholders?
For the year ended June 30, 2002, the Fund's I share class posted a total return of 9.22%. (For information on other share classes, see page 15.) Shareholders should be pleased to learn that this return surpassed the average return for the Fund's peer group and was in line with the performance of the Fund's market benchmarks. (For performance comparisons to the Fund's benchmark and peer group, see inside the back cover.)

To what do you attribute the Fund's higher return relative to the peer group? The key factor was the Fund's greater exposure to mortgage-backed securities. Despite a somewhat volatile interest-rate climate and occasional waves of mortgage refinancings, mortgage-backed securities performed well for most of the 12-month period. Investors favored the quality and yield advantages available from mortgages. In addition, as the year progressed, several high-profile bankruptcies and revelations of questionable corporate accounting practices caused investors to shun corporate securities in favor of mortgages and other higher-quality bonds.

How did the interest rate environment influence the Fund's yield?
Interest rates were somewhat volatile during the year, but they ended the 12-month period lower than they were at the start of the period across all maturities. The Fund's yield followed suit, declining from 6.06% on June 30, 2001, to 5.36% June 30, 2002.

What were your key strategies during the year?
Our ongoing strategy is to maximize total return for shareholders while maintaining a moderate duration of approximately five years. (Duration is a measure of a fund's sensitivity to interest rate changes. A longer duration indicates greater price sensitivity; a shorter duration indicates less.) We attempt to do this by investing only in securities that are directly or indirectly guaranteed by the U.S. government.

We focus primarily on the income component of total return by investing much of the portfolio in mortgage-backed securities that represent good value. Because durations on mortgage-backed securities tend to fluctuate with changes in interest rates, we constantly must adjust the portfolio's interest rate sensitivity to maintain a five-year duration. This strategy generally is successful when undervalued mortgage securities appreciate to their fair market value and when interest rate volatility remains low to moderate, which was the case during this past fiscal year.

What's your one-year outlook for the market and the Fund?
We believe the market will remain volatile, without a significant move in either direction until the economic rebound clearly takes hold. We think spreads on non-Treasury securities will remain attractive but volatile. (Spreads refer to yield relationships between Treasuries and non-Treasury bonds of the same maturity. When spreads tighten, prices on non-Treasury bonds increase; and when spreads widen, prices drop.) We believe the Fund's overweighing in mortgage-backed securities should continue to enhance performance. We also expect non-Treasury sectors to outperform Treasuries, with most of the return coming from income.

Maturity Distribution*
Less than one year.............5.5%
Years 1-5.....................45.0%
Years 6-10....................25.7%
Years 11-20...................22.9%
Years 20+......................0.9%
Average Years to Maturity.......6.9
  Years
Duration..................5.2 Years
Sector Distribution*
U.S. Government Agency
  Mortgages.................  63.9%
U.S. Treasury Obligations...  23.3%
U.S. Government Agency
  Securities................   9.8%
Investment Companies........   2.7%
Quality Breakdown*
(Average Quality AAA)
Government/Agency........... 100.0%

--------------------------------------------------------------------------------

* As of 6/30/02. The Fund's composition is subject to change.

One Group Government Bond Fund
--------------------------------------------------------------------------------
Portfolio Performance Review, continued



ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       15
                                                                          Report
                                    [GRAPH]
                          Value of $10,000 Investment

                                                             Class I            Lehman Brothers Govt Bond Index
2/93                                                           10000                                      10000
6/93                                                           10351                                      10530
6/94                                                           10068                                      10390
6/95                                                           11285                                      11643
6/96                                                           11714                                      12168
6/97                                                           12664                                      13068
6/98                                                           14033                                      14538
6/99                                                           14306                                      14982
6/00                                                           14925                                      15731
6/01                                                           16510                                      17357
6/02                                                           18032                                      18885

                                                    Lipper General US Govt Fund Index
2/93                                                                            10000
6/93                                                                            10443
6/94                                                                            10122
6/95                                                                            11197
6/96                                                                            11598
6/97                                                                            12459
6/98                                                                            13700
6/99                                                                            13922
6/00                                                                            14451
6/01                                                                            15899
6/02                                                                            17198

                AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2002

--------------------------------------------------------------------------------------------------------
                       Class I     Class A    Class A*     Class B    Class B*     Class C    Class C*
--------------------------------------------------------------------------------------------------------
  1 year                9.22%       9.01%       4.09%       8.24%       3.24%       8.26%       7.26%
--------------------------------------------------------------------------------------------------------
  5 year                7.32%       7.07%       6.08%       6.37%       6.06%       6.35%       6.35%
--------------------------------------------------------------------------------------------------------
  Since Inception       6.48%       6.23%       5.71%       5.51%       5.51%       5.46%       5.46%
--------------------------------------------------------------------------------------------------------
  Inception Date       2/8/93      2/8/93                  2/8/93                  2/8/93
--------------------------------------------------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

Prior to the inception of Class A (3/5/93), Class B (1/14/94) and Class C (3/22/99), performance is based on Class I share performance adjusted to reflect the deduction of fees and expenses.

The performance of the Government Bond Fund is measured against the Lehman Brothers Government Bond Index, an unmanaged index comprised of securities issued by the US Government. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

The Lipper General US Government Fund Index consists of the equally weighted average monthly returns of the largest funds within the universe of all funds in the category.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       16
Report

One Group Treasury and Agency Fund
--------------------------------------------------------------------------------

Portfolio Performance Review

From an interview with Banc One Investment Advisors Corporation's Scott Grimshaw, member of the taxable bond team; Doug Swanson, managing director of taxable bonds and Gary Madich, CFA and chief investment officer of fixed income securities.

What was the Fund's total return for the year?
The Fund generated a total return of 7.69% for the 12-month period ended June 30, 2002. (For information on other share classes, see page 17.)

From a larger perspective, is this a return with which shareholders can feel pleased?
The Fund slightly underperformed its market benchmark for the year. Shareholders should be pleased that the return surpassed the average return for the Fund's peer group. This was due to relatively strong performance from the Fund's agency securities. (For performance comparisons to the Fund's benchmark and peer group, see inside the back cover.)

What did the Fund deliver to shareholders in terms of yield?
The Fund's 30-day SEC yield on I shares was 3.67% as of June 30, 2002. This represents a decline from the 4.29% yield on June 30, 2001. Interest rates declined overall during the one-year period, and the Fund's yield followed suit. At the same time, the declining rate environment led to higher bond prices, which enhanced the Fund's overall return.

What were your key strategies during the year?
Our ongoing strategy involves researching and analyzing the relative value of the various market sectors. We focused on the selective use of agency securities, due to the yield advantages agencies offered over Treasuries. Within the Fund's Treasury component, we emphasized securities that offered good yields and strong one-year total return potential.

Will you maintain these strategies going forward?
Compared to Treasury yields, agency yields continue to look attractive from an historical perspective. As such, the portfolio remains close-to-fully allocated to the agency sector. Within the Treasury component, our focus remains on certain "seasoned" securities that offer a yield advantage and the potential for higher total return over the next year. Additionally, we expect to start the new fiscal year with a slightly longer-than-average average maturity, to take advantage of the relatively attractive yield levels in the market.

Maturity Distribution*
Less than one year............17.4%
Years 1-5.....................60.8%
Years 6-10....................16.7%
Years 11-20....................5.1%
Average Years to Maturity.......4.0
  Years
Duration..................3.2 Years
Sector Distribution*
U.S. Treasury Obligations...  66.6%
U.S. Government Agency
  Securities................  30.7%
Investment Companies........   1.7%
U.S. Government Sponsored
  & Agency Obligations......   0.4%
Quality Breakdown*
(Average Quality AAA)
Government/Agency........... 100.0%

--------------------------------------------------------------------------------

* As of 6/30/02. The Fund's composition is subject to change.

One Group Treasury and Agency Fund
--------------------------------------------------------------------------------
Portfolio Performance Review, continued



ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       17
                                                                          Report
                                    [GRAPH]
                          Value of $50,000 Investment

                                                             Class I            Lehman Brothers Intermediate Treasury Index
6/92                                                           50000                                                  50000
6/93                                                           53329                                                  55078
6/94                                                           54178                                                  54977
6/95                                                           60313                                                  60328
6/96                                                           62728                                                  63271
6/97                                                           67086                                                  67609
6/98                                                           72394                                                  73301
6/99                                                           74956                                                  76597
6/00                                                           78271                                                  80132
6/01                                                           86267                                                  88095
6/02                                                           92904                                                  95260

                                                    Lipper Short US Govt Fund Index
6/92                                                                          50000
6/93                                                                          53345
6/94                                                                          53996
6/95                                                                          57986
6/96                                                                          60868
6/97                                                                          64794
6/98                                                                          68999
6/99                                                                          72028
6/00                                                                          75370
6/01                                                                          81799
6/02                                                                          86699

                AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2002

--------------------------------------------------------------------------------
                       Class I     Class A    Class A*     Class B    Class B*
--------------------------------------------------------------------------------
  1 year                 7.69%       7.39%      4.18%        6.89%      3.89%
--------------------------------------------------------------------------------
  5 year                 6.73%       6.57%      5.92%        6.00%      6.00%
--------------------------------------------------------------------------------
  10 year                6.39%       6.19%      5.87%        5.64%      5.64%
--------------------------------------------------------------------------------
  Since Inception        7.12%       6.90%      6.67%        6.36%      6.36%
--------------------------------------------------------------------------------
  Inception Date       4/30/88     4/30/88                 4/30/88
--------------------------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The above-quoted performance data includes the performance of a collective trust fund for the period prior to the commencement of operations of the Treasury & Agency Fund on January 20, 1997, adjusted to reflect the expenses and sales charges associated with the Fund. The collective trust fund was not registered under the Investment Company Act of 1940 ("1940 Act") and, therefore, was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code. If the collective trust fund had been registered under the 1940 Act, its performance may have been adversely affected.

The performance of the Treasury & Agency Fund is measured against the Lehman Brothers Intermediate Treasury Index, an unmanaged index comprised of US Treasury-issued securities with maturities of one to ten years. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B shares.

The Lipper Short US Government Fund Index consists of the equally weighted average monthly returns of the largest funds within the universe of all funds in the category.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       18
Report

One Group High Yield Bond Fund
--------------------------------------------------------------------------------

Portfolio Performance Review

From an interview with William Morgan of Banc One High Yield Partners, LLC, fund sub-advisor and Banc One Investment Advisors Corporation's Doug Swanson, managing director of taxable bonds and Gary Madich, CFA and chief investment officer of fixed income securities.

How did the Fund perform?

The Fund's I share class posted a total return of -2.34% for the year ended June 30, 2002. (For information on other share classes, see page 19.) The Fund's 30-day SEC yield on I shares was 10.25% on June 30, 2002, down from 10.74% a year earlier.

How did the Fund's return measure up to the peer group and benchmark?

Shareholders may appreciate the fact that the Fund outperformed its peer group average for the one-year period. But the Fund underperformed its benchmark index, primarily due to credit problems among some of the companies whose securities we held. (For performance comparisons to the Fund's benchmark and peer group, see inside the back cover.)

Declining interest rates led to the Fund's lower yield. In addition, rising market values and corresponding declines in yield for many holdings contributed to the somewhat lower yield.

Other sectors of the bond market posted solid returns. Why was this sector different?

The high-yield sector differs from other bond market areas in that it is more dependent on the operating results of the underlying companies than on interest rate movements. As such, it often moves in the same direction as the equity market. In the first half of the fiscal year (July 1, 2001-December 31, 2001), it appeared that the stage was set for an economic recovery, albeit a choppy one. But in June 2002, a dramatic decline in the equity market along with corporate accounting and management scandals led to one of the worst months in the history of the high-yield market. The economic uncertainty brought on by these events helped create a negative return for the year, though not as severe as the equity market downturn.

What strategies did you implement to make the most of the challenging market?

We maintained a "barbell" credit strategy -- whereby we invested in both ends of the high-yield quality spectrum -- while maintaining a bias toward improving credits. As a result, the Fund's composition was similar to the high yield benchmark, with slight variations based on the cyclical nature of the companies in which we invest.

What industries did you emphasize?

Prior to the recession the Fund was under-weighted in the classic cyclical credits, such as steel, auto, manufacturing and retail. But as the economy has improved, we have increased our exposure to these sectors. This strategy is designed to help the portfolio outperform the market during the down cycle and to participate in any pending rally. Of course, we cannot predict when the market will recover, so we may adjust the portfolio slightly over time based on our bottom-up fundamental analysis.

What's your outlook for the market and the Fund?

We believe the Fund is positioned to provide positive results as the economic recovery strengthens. But, as we witnessed in the month of June, the recovery may not be a smooth one. As such, we plan to maintain a core portfolio of what we believe are stable to improving credits, add investments that we believe are undervalued, and sell securities that we believe have limited upside potential or too much exposure to a rising interest rate environment. This approach should help the Fund participate in the market's upside potential while limiting risk.

Maturity Distribution*
Less than one year.............2.0%
Years 1-5.....................20.1%
Years 6-10....................75.5%
Years 11-20....................2.4%
Average Years to Maturity.......5.7
  Years
Duration..................3.8 Years
Top Five Industries*
Health Care.................   7.7%
Oil & Gas...................   6.2%
Broadcast Radio & TV........   5.7%
Retailers...................   5.4%
Cellular & Wireless
  Telecommunications........   5.2%
Yield to Maturity Distribution*
Under 9.0%....................27.8%
9.0%-9.9%.....................20.0%
10.0%-10.9%...................12.6%
11.0%-11.9%...................12.0%
12.0% and over................27.6%

--------------------------------------------------------------------------------

* As of 6/30/02. The Fund's composition is subject to change.

One Group High Yield Bond Fund
--------------------------------------------------------------------------------
Portfolio Performance Review, continued



ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       19
                                                                          Report
                                    [GRAPH]
                          Value of $10,000 Investment

                                                Class I          CSFB High Yield Index
11/98                                             10000                         10000
6/99                                              10380                         10778
6/00                                              10302                         10736
6/01                                              10497                         10702
6/02                                              10252                         10876

                                          CSFB High Yield Index, Developed Countries Only   Lipper High Yield Bond Fund Index
11/98                                                                               10000                               10000
6/99                                                                                10729                               10962
6/00                                                                                10571                               10848
6/01                                                                                10492                                9999
6/02                                                                                10701                                9367

                AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2002

--------------------------------------------------------------------------------------------------------
                       Class I     Class A    Class A*     Class B    Class B*     Class C    Class C*
--------------------------------------------------------------------------------------------------------
 1 year                 -2.34%      -2.60%      -7.02%      -3.34%      -7.79%      -3.33%      -4.22%
--------------------------------------------------------------------------------------------------------
 Since Inception         0.69%       0.40%      -0.86%      -0.23%      -0.84%      -0.22%      -0.22%
--------------------------------------------------------------------------------------------------------
 Inception Date       11/13/98    11/13/98                11/13/98                11/13/98
--------------------------------------------------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

Prior to the inception of Class C (3/22/99), performance is based on Class I share performance adjusted to reflect the deduction of fees and expenses.

The performance of the High Yield Bond Fund is measured against the Credit Suisse First Boston (CSFB) Global High Yield Bond Index, an unmanaged index comprised of securities that are selected primarily on the basis of size, liquidity and diversification to be representative of the high yield bond market. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

The CSFB High Yield Index, Developed Countries Only is an unmanaged index comprised of high yield securities, within developed nations, that are selected primarily on the basis of size, liquidity and diversification to be representative of the high yield bond market.

The CSFB High Yield Index, Developed Countries Only consists of the average monthly returns of the CSFB Global High Yield Index from November 13, 1998 to December 31, 1998. Thereafter, the data is from the CSFB High Yield Index, Developed Countries Only which corresponds with the initiation of the CSFB High Yield Index, Developed Countries Only on January 1, 1999.

The Lipper High Yield Bond Fund Index is an unmanaged index typically comprised of the 30 largest mutual funds aimed at high current yields from fixed income securities. These funds have no quality or maturity restrictions and tend to invest in lower grade debt issues.

Although the fund's yield may be higher than that of fixed income funds that purchase higher-rated securities, the potentially higher yield is a function of the greater risk that the fund's share price will decline.

Banc One High Yield Partners, LLC serves as sub-advisor to the Fund. Banc One High Yield Partners, LLC is a joint venture between Banc One Investment Advisors, the Fund's advisor, and Pacholder Associates, Inc.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       20
Report

One Group Ultra Short-Term Bond Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
(Amounts in thousands)

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Asset Backed Securities (33.6%):
 $   872    Ace Securities Corp., Series
              99-LB1, Class A1, 2.16%,
              11/25/28* ....................  $      874
  11,710    Ace Securities Corp., Series
              01-HE1, Class M1, 2.90%,
              11/20/31* ....................      11,863
  10,000    Ace Securities Corp., Series
              02-HE1, Class A, 2.18%,
              6/25/32* .....................      10,000
     278    Advanta Mortgage Loan Trust,
              Series 97-1, Class A6, 2.04%,
              5/25/27* .....................         278
   2,185    Advanta Mortgage Loan Trust,
              Series 1999-4, Class A, 2.22%,
              11/25/29* ....................       2,186
   4,047    American Business Financial
              Services, Series 98-4, Class
              A2, 2.79%, 1/25/30* ..........       4,091
   6,715    American Residential Home Equity
              Loan Trust, Series 98-1, Class
              M1, 2.29%, 5/25/29* ..........       6,720
  10,000    Americredit Automobile
              Receivables Trust, Series
              02-1, Class A3, 4.23%,
              10/6/06 ......................      10,148
   5,253    Amresco Residential Securities
              Mortgage Loan, Series 97-2,
              Class M1A, 2.21%, 6/25/27* ...       5,257
  14,864    Amresco Residential Securities
              Mortgage Loan, Series 98-1,
              Class M1A, 2.27%, 1/25/28* ...      14,879
  15,000    Amresco Residential Securities
              Mortgage Loan, Series 98-3,
              Class M1A, 2.26%, 9/25/28* ...      14,941
   2,314    Asset Securitization Corp.,
              Series 96-MD6, Class A1B,
              6.88%, 11/13/26 ..............       2,433
   5,090    BA Master Credit Card Trust,
              Series 98-A, Class B, 2.11%,
              4/15/05* .....................       5,096
   1,580    Banc One Heloc Trust, Series
              99-1, Class A, 2.10%,
              4/20/20* .....................       1,578
   1,000    Bank of America Synthetic,
              Series 00-1A, Class B, 2.48%,
              2/23/06* (b)(d) ..............         920
   1,000    Bank of America Synthetic,
              Series 00-1A, Class C, 3.53%,
              2/23/06* (b) .................         976
   1,900    BankBoston Commercial Loan
              Master, LLC, Series 98-1A,
              Class B2, 2.89%, 2/16/06*
              (b) ..........................       1,903

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Asset Backed Securities, continued:
 $ 6,600    BankBoston Commercial Loan
              Master, LLC, Series 99-1A,
              Class C2, 3.50%, 11/16/06*
              (b) ..........................  $    6,699
   4,815    Bayview Financial Acquisition
              Trust, Series 02-CA, Class M1,
              2.59%, 4/25/32* (b) ..........       4,814
   5,000    Bayview Financial Acquisition
              Trust, Series 02-BA, Class A1,
              2.34%, 3/25/35* (b) ..........       5,029
   5,000    Capital One Master Trust, Series
              02-3A, Class C, 3.19%,
              2/15/08* .....................       5,000
   5,000    Capital One Master Trust, Series
              02-4A, Class C, 3.39%,
              3/15/10* .....................       5,000
   2,000    Capital One Master Trust, Series
              01-1, Class C, 3.01%, 12/15/10
              (b) ..........................       1,940
   3,000    Centex Home Equity Loan Trust,
              Series 02-A, Class MV1, 2.69%,
              1/25/32* .....................       3,025
   2,404    Centex Home Equity Loan Trust,
              Series 02-B, Class AV1, 2.10%,
              4/25/32* .....................       2,405
     250    Chase Credit Card Master Trust,
              Series 00-3, Class B, 2.19%,
              1/15/08* .....................         251
   2,000    Chase Funding Loan Acquisition
              Trust, Series 01-AD1, Class
              2M1, 2.69%, 11/25/30* ........       2,015
   3,760    Chase Funding Loan Acquisition
              Trust, Series 02-C1, Class
              IIM1, 2.52%, 1/25/32* ........       3,762
     870    Circuit City Credit Card Master
              Trust, Series 00-1, Class B,
              2.43%, 2/15/06* ..............         872
   2,500    Circuit City Credit Card Master
              Trust, Series 02-1, Class B,
              2.74%, 4/15/10* ..............       2,550
   1,020    CIT Group, Inc., Series MTN,
              2.03%, 8/14/03* ..............         983
   8,000    Citibank Credit Card Issuance
              Trust, Series 02-C1, Class C,
              2.80%, 2/9/09* ...............       7,974
   1,000    Conseco Finance, Series 00-A,
              Class MV1, 2.34%, 2/15/31* ...         983
   2,000    Conseco Finance, Series 01-B,
              Class 1M1, 7.27%, 6/15/32 ....       2,118
   1,252    Countrywide Asset Backed
              Certificates, Series 00-1,
              Class AV1, 2.14%, 3/25/31* ...       1,256

Continued

One Group Ultra Short-Term Bond Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       21
                                                                          Report

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Asset Backed Securities, continued:
 $ 3,000    Countrywide Asset Backed
              Certificates, Series 01-BC2,
              Class M1, 2.49%, 7/25/31* ....  $    3,022
   4,000    Countrywide Asset Backed
              Certificates, Series 01-BC2,
              Class M2, 2.84%, 7/25/31* ....       4,023
  14,375    Countrywide Asset Backed
              Certificates, Series 01-4,
              Class A, 2.18%, 4/25/32* .....      14,398
   9,776    Countrywide Asset Backed
              Certificates, Series 02-1,
              Class A, 2.12%, 7/25/32* .....       9,776
   8,775    Countrywide Asset-Backed
              Certificates, Series 01-4,
              Class M1, 2.69%, 4/25/32* ....       8,892
     350    Countrywide Home Equity Loan
              Trust, Series 97-D, Class A,
              2.04%, 12/15/23* .............         348
     943    Countrywide Home Equity Loan
              Trust, Series 98-C, Class
              CTFS, 2.02%, 10/15/24* .......         940
  21,457    Countrywide Home Equity Loan
              Trust, Series 01-A, Class A,
              2.08%, 4/15/27* ..............      21,415
     464    Countrywide Home Equity Loan
              Trust, Series 96-A, Class A,
              2.02%, 1/15/28* ..............         464
   1,366    DLJ Commercial Mortgage Corp.,
              Series 99-STF1, Class A3,
              3.09%, 7/5/08* ...............       1,366
   1,336    EQCC Home Equity Loan Trust,
              Series 96-1, Class A4, 6.56%,
              3/15/23 ......................       1,356
   1,024    FFCA Secured Lending Corp.,
              Series 99-1A, Class B2, 2.84%,
              9/18/25* (b) .................       1,006
   2,264    First Franklin Mortgage Loan
              Asset Backed Certificates,
              Series 02-FF1, Class M1,
              2.54%, 4/25/32* ..............       2,264
     769    First Security Auto Owner Trust,
              Series 00-1, Class A3, 7.30%,
              7/15/04 (b) ..................         778
   3,505    First USA Credit Card Master
              Trust, Series 96-6, Class B,
              2.19%, 7/10/06* ..............       3,510
   2,000    First USA Credit Card Master
              Trust, Series 98-4, Class B,
              2.14%, 3/18/08* ..............       2,007
   5,000    Fleet Commercial Loan Master,
              LLC, Series 00-1A, Class B2,
              2.49%, 11/16/07* (b) .........       4,988

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Asset Backed Securities, continued:
 $   350    Fleet Credit Card Master Trust
              II, Series 99-B, Class A,
              2.04%, 1/15/07* ..............  $      352
   2,000    Ford Credit Floorplan Master
              Owner Trust, Series 01-1,
              Class B, 2.20%, 7/17/06* .....       2,006
   4,517    GMAC Mortgage Corporation Loan
              Trust, Series 02-GH1, Class
              A1, 2.14%, 8/25/33* ..........       4,520
     473    Green Tree Home Improvement Loan
              Trust, Series 97-D, 2.06%,
              9/15/28* .....................         474
     853    Green Tree Home Improvement Loan
              Trust, Series 98-C, Class A1B,
              2.02%, 7/15/29* ..............         853
     638    Green Tree Home Improvement Loan
              Trust, Series 98-B, Class A1B,
              ARM, 2.06%, 11/15/29* ........         639
     477    Green Tree Home Improvement Loan
              Trust, Series 98-E, Class A1B,
              2.49%, 11/15/29* .............         476
   5,000    Honda Auto Receivables Owner
              Trust, Series 02-2, Class A2,
              2.91%, 9/15/04 ...............       5,034
     158    Household Consumer Loan Trust,
              Series 96-2, Class A1, 2.01%,
              8/15/06* .....................         158
   2,000    Lakeshore Commercial Loan Master
              Trust, Series 98-AA, Class B2,
              2.34%, 7/25/07* (b) ..........       1,949
   3,476    Lehman Home Equity Loan Trust,
              Series 98-1, Class A1, 7.00%,
              5/25/28 ......................       3,621
   3,300    MBNA Master Credit Card Trust,
              Series 96-K, Class B, 2.19%,
              3/15/06 * ....................       3,309
   1,500    MBNA Master Credit Card Trust,
              Series 99-C, Class B, 2.28%,
              10/16/06 .....................       1,500
   1,550    MBNA Master Credit Card Trust,
              Series 99-C, Class C, 2.64%,
              10/16/06* (b) ................       1,549
   7,500    MBNA Master Credit Card Trust,
              Series 00-K, Class C, 2.64%,
              3/17/08 * (b) ................       7,491
   5,000    MBNA Master Credit Card Trust,
              Series 01-B1, Class B1, 2.22%,
              10/15/08* ....................       5,013
   3,500    MBNA Master Credit Card Trust,
              Series 01-C1, Class C1, 3.13%,
              10/15/08* ....................       3,510

Continued

One Group Ultra Short-Term Bond Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       22
Report

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Asset Backed Securities, continued:
 $   845    Merrill Lynch Home Equity Loan,
              Series 97-1, Class A, 2.02%,
              9/25/27* .....................  $      841
   2,247    Merrill Lynch Mortgage
              Investment, Series 99-PNB1,
              Class A, 2.13%, 6/25/25* .....       2,239
   4,000    National City Auto Receivables
              Trust, Series 02-A, Class A2,
              3.00%, 1/15/05 ...............       4,029
   2,500    National City Credit Card Master
              Trust, Series 02-1, Class B,
              2.34%, 1/15/09* ..............       2,519
   2,130    Nationslink Funding Corp.,
              Series 99-SL, Class A1V,
              2.19%, 4/10/07* (b) ..........       2,137
   7,000    Nellie Mae, Inc., Series 96-1,
              Class CTFS, 2.47%,
              12/15/18* ....................       7,073
   1,000    Nissan Auto Receivables Owners
              Trust, Series 00-A, Class A4,
              7.17%, 8/16/04 ...............       1,037
   5,000    Option One Mortgage Loan Trust,
              Series 02-4, Class M1, 2.44%,
              7/25/32* .....................       4,991
      90    PNC Student Loan Trust I, Series
              97-2, Class A7, 6.73%,
              1/25/07 ......................          96
   1,694    Residential Asset Securitization
              Trust, Series 98-A3, 6.50%,
              4/25/13 ......................       1,749
   2,800    Saxon Asset Securities Trust,
              Series 00-1, Class MV2, 2.66%,
              2/25/30* .....................       2,829
     145    Saxon Asset Securities Trust,
              Series 00-2, Class AV1, 2.10%,
              7/25/30* .....................         145
   1,625    Sears Credit Account Master
              Trust, Series 97-1, Class A,
              6.20%, 7/16/07 ...............       1,663
   2,000    Sears Credit Account Master
              Trust, Series 00-1, Class A,
              7.25%, 11/15/07 ..............       2,091
   2,000    Sears Credit Account Master
              Trust, Series 01-3, Class A,
              2.09%, 9/15/10* ..............       2,014
     379    Securitized Asset Sales, Inc.,
              Series 93-2, Class B3, 6.50%,
              7/25/08* .....................         381
   3,179    Southern Pacific Secured Assets
              Corp., Series 97-2, Class A1,
              2.07%, 5/25/27* ..............       3,181

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Asset Backed Securities, continued:
 $ 5,335    Standard Credit Card Master
              Trust, Series 94-2, Class A,
              7.25%, 4/7/08 ................  $    5,876
     537    Structured Asset Securities
              Corp., Series 97-1, Class B2,
              5.63%, 11/15/26* .............         542
   5,000    Student Loan Marketing
              Association, Series 97-3,
              2.54%,
              10/25/12* ....................       4,793
   1,000    Student Loan Marketing
              Association, Series 98-1,
              2.68%,
              12/25/14* ....................       1,009
   4,000    Textron Financial Corp.,
              Receivables Trust, Series
              01-A, Class A3, 2.27%,
              2/20/09* (b) .................       4,001
   1,000    Textron Financial Corp.,
              Receivables Trust, Series
              00-C, Class A2, 6.40%,
              6/15/11 ......................       1,055
   5,000    Toyota Auto Receivables Owner
              Trust, Series 02-B, Class A3,
              3.76%, 6/15/06* ..............       5,057
   3,000    Toyota Auto Receivables Owner
              Trust, Series 01-B, Class A4,
              1.94%, 10/15/07* .............       3,005
     978    UCFC Home Equity Loan, Series
              97-C, Class A7, 6.85%,
              1/15/29 ......................       1,029
   5,000    WFS Financial Owner Trust,
              Series 02-2, Class A3, 3.81%,
              2/20/07 ......................       5,058
   5,000    WFS Financial Owner Trust,
              Series 02-2, Class A4, 4.50%,
              2/20/10 ......................       5,056
                                              ----------
  Total Asset Backed Securities                  349,322
                                              ----------
Collateralized Mortgage Obligations (16.5%):
   2,955    ABN AMRO Mortgage Corp., Series
              98-2, Class IA2, 6.30%,
              4/25/29 ......................       3,048
   1,262    American Housing Trust, Series
              VII, Class D, 9.25%,
              11/25/20 .....................       1,400
  10,000    Amortizing Residential
              Collateral Trust, Series
              02-BC4, Class A, 2.13%,
              7/3/49* ......................      10,001
     324    BHN Mortgage Fund, Series 97-1,
              Class A1, 3.29%,
              3/25/11* (b) .................          32
      43    BHN Mortgage Fund, Series 97-2,
              Class A2, 7.54%,
              5/31/17 (b) ..................           3

Continued

One Group Ultra Short-Term Bond Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       23
                                                                          Report

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Collateralized Mortgage Obligations, continued:
 $ 4,635    Cendant Mortgage Corp., Series
              01-A, Class A2, 2.34%,
              1/25/32* .....................  $    4,631
     205    Chemical Mortgage Acceptance
              Corp., Series 88-2, Class A,
              7.41%, 5/25/18* ..............         206
   2,646    Citicorp Mortgage Securities,
              Inc., Series 94-9, Class A4,
              5.75%, 6/25/09 ...............       2,720
     988    Citicorp Mortgage Securities,
              Inc., Series 88-17, Class A1,
              5.87%, 11/25/18* .............         987
     801    Citicorp Mortgage Securities,
              Inc., Series 93-10, Class A6,
              3.03%, 9/25/23* ..............         811
     228    Citicorp Mortgage Securities,
              Inc., Series 95-03, Class B3,
              7.50%, 11/25/25 ..............         239
     375    Citicorp Mortgage Securities,
              Inc., Series 98-07, Class A14,
              6.75%, 8/25/28 ...............         383
     728    Citicorp Mortgage Securities,
              Inc., Series 98-8, Class A1,
              6.75%, 9/25/28 ...............         747
   1,553    Citicorp Mortgage Securities,
              Inc., Series 00-3, Class M,
              7.00%, 9/25/30 ...............       1,627
     484    CMC Securities Corp., III,
              Series 94-D, Class A1, 6.00%,
              3/25/24 ......................         494
     528    Collateralized Mortgage
              Obligation Trust, Series 50-B,
              0.00%, 10/1/18, PO ...........         437
     732    Collateralized Mortgage
              Obligation Trust, Series 49,
              Class C, 9.00%, 10/1/18 ......         754
   9,165    COMM, Series 00-FL1A, Class B,
              2.31%, 12/16/11* (b) .........       9,175
   3,000    COMM, Series 00-FL1A, Class F,
              3.12%, 12/16/11* (b) .........       3,002
   9,877    Countrywide Home Loans, Series
              02-HYB1, Class 5A2, 5.43%,
              7/19/32* .....................       9,986
   3,550    Countrywide Home Loans, Series
              02-HYB1, Class B1, 5.57%,
              7/19/32* .....................       3,447
   2,000    Countrywide Home Loans, Series
              02-HYB1, Class M, 5.57%,
              7/19/32* .....................       1,964
   2,807    Credit Suisse First Boston
              Mortgage Securities Corp.,
              Series 02-FL1A, Class B,
              2.64%, 1/15/10* (b) ..........       2,807

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Collateralized Mortgage Obligations, continued:
 $ 3,000    Credit Suisse First Boston
              Mortgage Securities Corp.,
              Series 01-FL2A, Class C,
              2.59%, 9/15/13* ..............  $    2,957
     183    Credit Suisse First Boston
              Mortgage Securities Corp.,
              Series 92-5, Class 2A, 5.63%,
              1/25/23* .....................         183
  13,990    Credit Suisse First Boston
              Mortgage Securities Corp.,
              Series 01-26, Class 3A1,
              7.50%,
              11/25/31 .....................      14,611
   4,805    Crusade Global Trust, Series
              02-1, Class A, 2.07%,
              2/20/33* .....................       4,808
     500    GE Capital Mortgage Services,
              Inc., Series 93-13, Class A6,
              6.00%, 10/25/08 ..............         517
     750    GE Capital Mortgage Services,
              Inc., Series 98-10, Class 1A2,
              6.50%, 5/25/28 ...............         752
     791    GE Capital Mortgage Services,
              Inc., Series 98-13, Class A9,
              6.25%, 8/25/28 ...............         809
     929    Glendale Federal Bank, Series
              90-1, Class A, 5.46%,
              10/25/29* ....................         930
   1,000    GMAC, Series 01-WTCA, Class B,
              0.00%, 9/9/15 (b) ............         880
   5,829    Impac CMB Trust, Series 01-1,
              Class A2, 2.26%, 7/25/31* ....       5,856
   9,841    Impac CMB Trust, Series 02-2,
              Class A1, 2.12%, 8/25/32* ....       9,847
   2,000    Lehman Brothers, Series 01-LLFA,
              Class D, 2.25%, 8/16/13* .....       2,002
   1,617    Mellon Residential Funding
              Corp., Series 02-TBC1, Class
              B1, 2.84%, 9/15/30* ..........       1,613
     808    Mellon Residential Funding
              Corp., Series 02-TBC1, Class
              B2, 3.24%, 9/15/30* ..........         806
   7,275    Mellon Residential Funding
              Corp., Series 01-TBC1, Class
              B1, 2.72%, 11/15/31* .........       7,205
   3,859    Merrill Lynch Trust, Series 47,
              Class Z, 8.99%, 10/20/20 .....       4,251
   1,100    Norwest Asset Securities Corp.,
              Series 97-5, Class M, 7.00%,
              4/25/12 ......................       1,142

Continued

One Group Ultra Short-Term Bond Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       24
Report

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Collateralized Mortgage Obligations, continued:
 $ 1,821    Norwest Asset Securities Corp.,
              Series 98-34, Class A2, 6.30%,
              1/25/29 ......................  $    1,852
     502    Paine Webber Mortgage Acceptance
              Corp., Series 93-9, Class A4,
              7.00%, 10/25/23 ..............         518
   2,450    PNC Mortgage Securities Corp.,
              Series 98-2, Class 3B1, 6.75%,
              3/25/13 ......................       2,535
   1,027    PNC Mortgage Securities Corp.,
              Series 98-3, Class 1B1, 6.75%,
              4/25/13 ......................       1,057
     700    PNC Mortgage Securities Corp.,
              Series 93-12, Class S2,
              18.59%, 12/25/23, IF* ........         743
   1,910    PNC Mortgage Securities Corp.,
              Series 97-3, Class 1B1, 7.00%,
              5/25/27 ......................       1,954
   3,430    Prudential Home Mortgage
              Securities, Series 93-45,
              Class A3, 6.75%, 11/25/08 ....       3,506
     794    Prudential Home Mortgage
              Securities, Series 93-50,
              Class A11, 8.75%, 11/25/23,
              IF* ..........................         835
   1,298    Prudential Home Mortgage
              Securities, Series 93-47,
              Class A7, 3.85%, 12/25/23* ...       1,302
   1,868    Prudential Home Mortgage
              Securities, Series 93-60,
              Class A8, 19.91%, 12/25/23,
              IF* ..........................       2,032
     858    Prudential Home Mortgage
              Securities, Series 93-54,
              Class A18, 5.75%, 1/25/24,
              IF* ..........................         878
     179    Prudential-Bache CMO Trust,
              Series 10, Class H, 0.00%,
              4/1/19, PO ...................         178
   3,158    Residential Accredited Loans,
              Inc., Series 98-QS3, Class M1,
              6.50%, 2/25/13 ...............       3,266
   2,000    Residential Asset Securitization
              Trust, Series 98-A12, Class
              A4, 6.75%, 11/25/28 ..........       2,003
     383    Residential Funding Mortgage
              Securities, Series 93-S42,
              Class A9, 10.64%,
              10/25/08* ....................         414
     182    Residential Funding Mortgage
              Securities, Series 94-S1,
              Class A10, 6.75%, 1/25/24 ....         187
      31    Residential Funding Mortgage
              Securities, Series 94-S1,
              Class A12, 6.75%, 1/25/24 ....          31

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Collateralized Mortgage Obligations, continued:
 $ 6,187    Residential Funding Mortgage
              Securities, Series 01-S15,
              Class A11, 6.75%, 7/25/31 ....  $    6,372
     231    Residential Funding Mortgage
              Securities Trust II, Series
              97-HS5, Class M1, 7.01%,
              5/25/27 ......................         231
   1,915    Ryland Mortgage Securites Corp.,
              Series 94-2, Class B1, 9.11%,
              4/25/29* .....................       1,944
     999    Salomon Brothers Mortgage
              Securities, Series 87-2, Class
              A, 6.99%, 12/25/17* ..........       1,018
     418    Salomon Brothers Mortgage
              Securities Trust VII, Series
              00-UP1, Class A2, 8.00%,
              9/25/30 ......................         442
   3,226    Sasco Floating Rate Commercial
              Mortgage Trust, Series 99-C3,
              Class F, 3.04%, 10/21/13* ....       3,229
     135    Sears Mortgage Securities
              Services Corp., Series 92-18A,
              Class A3, 6.23%, 9/25/22* ....         129
     862    Securitized Asset Sales, Inc.,
              Series 93-7, Class TA3, 6.25%,
              12/25/23 .....................         885
   5,035    Structured Asset Securities
              Corp., Series 02-HF1, Class A,
              2.13%, 5/25/32* ..............       5,040
     427    Structured Asset Securities
              Corporation, Series 01-8A,
              Class 1A1, 8.00%, 5/25/31 ....         443
   5,000    Washington Mutual, Series
              02-AR4, Class A5, 5.60%,
              4/25/32* .....................       5,073
   3,959    Washington Mutual, Series 02-AR5
              Class I-A4, 4.84%,
              6/25/32* .....................       4,078
   1,027    Westpac Securitization Trust,
              Series 99-1G, Class A, 2.11%,
              5/19/30* .....................       1,027
                                              ----------
  Total Collateralized Mortgage Obligations      171,272
                                              ----------
Corporate Bonds (2.8%):
Airlines (0.1%):
     300    Delta Airlines, Inc., Series
              02-1, 6.42%, 7/2/12 ..........         309
     510    United Airlines, Inc., Series
              00-1, Class A1, 7.78%,
              1/1/14 .......................         492
                                              ----------
                                                     801
                                              ----------
Banking, Finance & Insurance (1.6%):
   1,000    Bear Stearns Co., Inc., 6.25%,
              7/15/05 ......................       1,061
   1,000    Ford Motor Credit Co., 7.50%,
              1/15/03 ......................       1,021

Continued

One Group Ultra Short-Term Bond Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       25
                                                                          Report

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Corporate Bonds, continued:
Banking, Finance & Insurance, continued:
 $ 3,000    Ford Motor Credit Co., 3.82%,
              10/25/04 .....................  $    3,008
   1,000    Ford Motor Credit Co., 2.41%,
              7/18/05, Series MTN* .........         963
   2,080    GMAC, 6.13%, 9/15/06 ...........       2,111
     255    GMAC, 7.25%, 3/2/11 ............         261
   1,000    Household Finance Corp., 7.88%,
              3/1/07 .......................       1,068
     400    MGIC Investment Corp., 6.00%,
              3/15/07 ......................         417
   1,150    Morgan Stanley Dean Witter,
              5.80%, 4/1/07 ................       1,181
   5,000    PNC Funding Corp., 2.30%,
              10/29/04 .....................       5,009
   1,195    Unionbancal Corp., 5.75%,
              12/1/06 ......................       1,218
                                              ----------
                                                  17,318
                                              ----------
Building - Residential and Commercial (0.2%):
   2,000    Centex Corp., Series MTNE,
              3.70%, 10/22/02 ..............       1,999
                                              ----------
Multimedia (0.3%):
   3,000    AOL Time Warner, Inc., 5.63%,
              5/1/05 .......................       2,945
     500    Comcast Cable Communications,
              8.13%, 5/1/04 ................         518
                                              ----------
                                                   3,463
                                              ----------
Telecommunications (0.0%):
   1,000    WorldCom, Inc., 6.50%, 5/15/04
              (c) ..........................         165
                                              ----------
Transportation & Shipping (0.1%):
     915    Regional Jet Equipment Trust,
              Series 00-1, 7.77%, 9/5/04
              (b) ..........................         950
                                              ----------
Utilities (0.1%):
     700    Appalachian Power Co., Series E,
              4.80%, 6/15/05 ...............         697
                                              ----------
Yankee & Eurodollar (0.4%):
   3,000    Banponce Corp., 6.75%,
              12/15/05 .....................       3,146
   1,000    British Telecom, 3.18%,
              12/15/03* ....................       1,002
                                              ----------
                                                   4,148
                                              ----------
  Total Corporate Bonds                           29,541
                                              ----------
U.S. Government Agency Mortgages (37.2%):
Fannie Mae (16.3%):
      20    6.50%, 11/1/03, Pool #44174 ....          20

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. Government Agency Mortgages, continued:
Fannie Mae, continued:
 $   312    5.75%, 9/1/06, Pool #411526 ....  $      317
   5,266    8.00%, 11/25/06, Series 91-150,
              Class G ......................       5,605
   1,000    3.34%, 10/25/07, Series 92-179,
              Class FB* ....................       1,033
     760    3.52%, 10/25/07, Series 92-187,
              Class FA* ....................         760
   2,467    3.36%, 11/25/07, Series 92-
              190,Class F* .................       2,505
     420    6.50%, 11/25/07, Series 93-78,
              Class G ......................         436
   1,079    7.00%, 1/1/08, Pool #124660 ....       1,136
      77    13.47%, 2/25/08, Series
              94-33,Class SA* ..............          81
   5,000    6.00%, 3/25/08, Series 93-209,
              Class H ......................       5,204
     232    6.50%, 4/25/08, Series 93-52,
              Class K ......................         239
     151    3.52%, 5/25/08, Series 93-63,
              Class FA .....................         152
   2,127    8.70%, 8/25/08, Series 93-129,
              Class C, IF* .................       2,271
     527    3.52%, 9/25/08, Series 93-186,
              Class F* .....................         527
     774    8.30%, 10/25/08, Series 93-197,
              Class SC* ....................         841
     142    2.29%, 3/25/09, Series
              94-89* .......................         142
     257    6.05%, 5/1/09, Pool #433995* ...         259
     381    5.85%, 6/1/09, Pool #433992* ...         383
   1,909    6.00%, 7/1/09, Pool #252635 ....       1,989
   5,000    6.00%, 5/18/10, Series 98-30,
              Class TD .....................       5,154
     425    7.50%, 8/1/10, Pool #139598 ....         452
     161    7.50%, 8/1/10, Pool #139597 ....         170
     631    7.50%, 10/1/10, Pool #139596 ...         670
     596    7.00%, 12/1/10, Pool #325522 ...         630
     597    6.00%, 1/25/11, Series 01-61,
              Class VR .....................         623
     576    7.50%, 5/18/12, Series 97-34,
              Class VC, CMO* ...............         585
  14,949    6.00%, 8/25/12, Series 01-69,
              Class IC, IO* ................       1,635
     761    8.00%, 9/1/12, Pool #576799 ....         811
   1,925    8.00%, 11/1/12, Pool #535710 ...       2,053
   5,964    7.00%, 3/1/14, Pool #583108 ....       6,280
     532    7.00%, 5/1/14, Pool #250045 ....         558
     810    6.00%, 8/1/14, Pool #598032 ....         839

Continued

One Group Ultra Short-Term Bond Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       26
Report

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. Government Agency Mortgages, continued:
Fannie Mae, continued:
 $ 2,700    6.00%, 10/25/14, Series 02-12,
              Class PD .....................  $    2,777
     895    8.50%, 11/1/14, Pool #533321 ...         962
   2,688    6.03%, 3/1/15, Pool #207335,
              ARM* .........................       2,779
      15    5.39%, 6/1/15, Pool #28023,
              ARM* .........................          15
  11,798    5.70%, 8/1/15, Pool #323127* ...      11,867
      50    5.38%, 10/1/15, Pool #28032,
              ARM* .........................          50
     152    8.00%, 2/1/16, Pool #594600 ....         162
   5,188    7.00%, 3/1/16, Pool #633691 ....       5,463
     886    6.50%, 4/1/16, Pool #344051 ....         910
   1,067    8.00%, 5/1/16, Pool #605390 ....       1,135
   1,190    8.00%, 7/1/16, Pool #600171 ....       1,267
   1,696    6.50%, 8/1/16, Pool #38038* ....       1,741
     777    8.00%, 8/1/16, Pool #605439 ....         827
   1,160    8.00%, 9/1/16, Pool #618811 ....       1,236
     477    8.00%, 10/1/16, Pool #624652 ...         508
     387    5.25%, 3/1/17, Pool #47109 .....         387
   1,115    5.50%, 4/25/17, Series 02-18,
              Class PC .....................       1,112
   1,286    8.50%, 8/1/17, Pool #454028 ....       1,392
      72    6.50%, 12/18/17, Series 98-17,
              Class TB .....................          72
     532    4.96%, 5/1/18, Pool #75505,
              ARM* .........................         545
     587    2.39%, 5/25/18, Series 88-15,
              Class B* .....................         589
     173    5.33%, 6/1/18,
              Pool #70793, ARM* ............         174
   1,312    4.03%, 11/1/18, Pool #105527,
              ARM* .........................       1,327
   3,836    5.62%, 11/1/18, Pool
              #313539* .....................       3,920
      41    7.25%, 2/1/19,
              Pool #66224, ARM* ............          41
      79    8.75%, 11/25/19, Series 89-77,
              Class J ......................          87
      22    9.00%, 11/25/19, Series 89-89,
              Class H ......................          24
   1,025    6.02%, 1/1/20, Pool #90031, 1
              Year CMT ARM* ................       1,047
     370    5.27%, 5/1/20, Pool #96195* ....         372
   1,815    10.00%, 6/25/20, Series 90-64,
              Class Z ......................       2,064
   2,088    5.37%, 7/1/20, Pool #133558, 1
              Year CMT ARM* ................       2,119
   5,000    6.00%, 9/25/20, Series 01-74,
              Class PA .....................       5,214

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. Government Agency Mortgages, continued:
Fannie Mae, continued:
 $   753    5.57%, 12/1/20, Pool #116590, 1
              Year CMT ARM* ................  $      767
     908    4.79%, 12/25/20, Series 90-145,
              Class A* .....................         899
     643    5.57%, 4/1/21, Pool #70983, 1
              Year CMT ARM* ................         657
     219    9.00%, 8/1/21, Pool #348983 ....         242
     177    5.76%, 8/25/21, Series 93-38,
              Class V ......................         179
   2,412    8.00%, 10/25/21, Series 91-142,
              Class Pl .....................       2,613
     195    6.31%, 11/1/21, Pool #124510, 1
              Year CMT ARM* ................         201
   4,490    6.55%, 12/25/21, Series 93-137,
              Class PH .....................       4,679
       6    7635.00%, 5/25/22, Series 92-91,
              Class SQ, IE* ................         976
   1,804    8.00%, 7/25/22, Series G92-44,
              Class ZQ* ....................       1,959
     165    7.25%, 8/1/22, Pool #234575 ....         175
     114    5.40%, 8/25/22, Series 92-154,
              Class SA, CMO, IO* ...........          15
     289    7.25%, 9/1/22, Pool #184013 ....         305
     236    7.25%, 9/1/22, Pool #198429 ....         249
     294    7.25%, 9/1/22, Pool #209164 ....         312
      63    6.38%, 11/1/22, Pool #193013, 1
              Year CMT ARM* ................          64
     150    6.50%, 1/25/23, Series 94-51,
              Class PH, CMO* ...............         158
     564    5.51%, 3/1/23, Pool #202670, 6
              Month CD ARM* ................         569
   5,000    0.00%, 5/25/23, Series 93-146,
              Class E, PO ..................       4,361
      49    3.09%, 5/25/23, Series
              96-61,Class F* ...............          49
     192    7.50%, 6/1/23, Pool #50748 .....         203
     545    2.94%, 6/25/23, Series
              93-102* ......................         549
   4,230    5.00%, 7/25/23, Series 94-30,
              Class JA .....................       4,213
     195    6.50%, 7/25/23, Series 93-119,
              Class H* .....................         205
   1,775    15.06%, 7/25/23, Series 93-119,
              Class S* .....................       1,963
     500    6.50%, 8/18/23, Series 97-63,
              Class PD .....................         517
     173    10.00%, 9/25/23, Series 93-167,
              Class SC* ....................         174

Continued

One Group Ultra Short-Term Bond Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       27
                                                                          Report

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. Government Agency Mortgages, continued:
Fannie Mae, continued:
 $   365    5.72%, 11/1/23, Pool #241828,
              ARM* .........................  $      374
      29    0.00%, 12/25/23, Series 97-3,
              Class E, PO ..................          29
     132    6.00%, 12/25/23, Series 94-51,
              Class PH* ....................         136
      95    5.26%, 4/1/24, Pool #276617* ...          95
     425    8.50%, 10/1/24, Pool #345876 ...         462
     367    7.50%, 11/1/24, Pool # 331955 ..         388
   2,233    8.00%, 11/25/24, Series 95-4,
              Class PB .....................       2,381
     160    9.00%, 4/1/25, Pool #370122 ....         177
     107    6.22%, 7/1/25, Pool #326092* ...         111
     191    9.00%, 8/1/25, Pool #361354 ....         211
     792    5.24%, 6/1/26, Pool #313555* ...         813
   4,255    6.29%, 8/1/26, Pool #423291* ...       4,400
     363    3.99%, 9/1/26, Pool #368815* ...         368
     118    6.20%, 11/1/26, Pool #363030* ..         120
     178    6.00%, 12/1/26, Pool #368111* ..         182
     877    7.00%, 3/1/27, Pool #595470 ....         915
   1,321    5.54%, 7/1/27, Pool #70179* ....       1,346
      29    5.90%, 7/1/27, Pool #123496,
              ARM* .........................          29
     187    4.55%, 1/1/28, Pool #60679,
              ARM* .........................         189
     392    5.46%, 11/1/28, Pool #541969* ..         393
   3,461    6.48%, 12/1/28, Pool #535984* ..       3,588
   1,848    6.21%, 3/1/29, Pool #576757* ...       1,885
     323    5.83%, 5/1/29, Pool #323798,
              ARM* .........................         334
   1,149    0.00%, 6/25/29, Series 01-11,
              Class AP, PO .................       1,035
     430    5.66%, 11/1/29, Pool #524833* ..         439
     583    4.96%, 4/1/30, Pool #532523* ...         586
   1,560    7.78%, 5/1/30, Pool #540206, ARM
              * ............................       1,645
     265    5.90%, 7/1/30, Pool #546016* ...         272
     686    6.01%, 7/1/30, Pool #523628* ...         696
     672    4.00%, 8/1/30, Pool #561814* ...         680
   1,472    7.50%, 10/1/30, Pool # 567874 ..       1,546

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. Government Agency Mortgages, continued:
Fannie Mae, continued:
 $ 1,035    12.00%, 11/1/30, Pool #
              570566* ......................  $    1,207
   1,243    5.91%, 1/1/31, Pool #124945, 1
              Year CMT ARM* ................       1,281
     632    4.00%, 2/1/31, Pool #581263* ...         639
     333    6.45%, 2/1/31, Pool #562809,
              ARM* .........................         348
   3,065    5.99%, 5/1/31, Pool #579354* ...       3,195
   3,388    6.27%, 5/1/31, Pool #574565,
              ARM* .........................       3,474
   3,000    6.00%, 7/25/31, Series 01-33,
              Class ID, IO .................       1,575
   1,424    4.00%, 8/1/31, Pool #607995,
              ARM* .........................       1,441
   4,663    6.50%, 11/1/31, Pool #610671 ...       4,762
   1,820    5.89%, 3/1/38, Pool #545182,
              ARM* .........................       1,887
                                              ----------
                                                 169,432
                                              ----------
Freddie Mac (17.0%):
     109    7.50%, 7/15/06, Series 1106,
              Class E ......................         109
   3,030    7.50%, 12/15/07, Series 1449,
              Class HA .....................       3,207
     445    6.75%, 4/15/08, Series 1506,
              Class PH .....................         466
   1,770    6.00%, 5/15/08, Series 1511,
              Class L ......................       1,799
   3,464    6.50%, 5/15/08, Series 1513,
              Class AD, CMO ................       3,591
   3,382    2.88%, 8/15/08, Series 1575,
              Class F* .....................       3,427
     942    4.56%, 10/15/08, Series
              1600,Class FB* ...............         957
   8,384    6.00%, 11/1/08, Pool #M80717 ...       8,601
   5,000    10.55%, 11/15/08, Series 1604,
              Class MB, IF* ................       5,388
      63    9.00%, 12/15/08, Series 1625,
              Class SK, IF* ................          64

Continued

One Group Ultra Short-Term Bond Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       28
Report

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. Government Agency Mortgages, continued:
Freddie Mac, continued:
 $    88    9.00%, 12/15/08, Series 1625,
              Class SF* ....................  $       89
   6,070    10.82%, 12/15/08, Series 1625,
              Class SC, IF* ................       6,543
   1,646    3.77%, 1/15/09, Series 1659,
              Class FC* ....................       1,656
     466    7.00%, 4/1/09, Pool #E00293 ....         492
   2,000    6.50%, 5/15/09, Series 1628,
              Class LC .....................       2,124
     687    7.50%, 8/1/09, Gold Pool
              #G10740 ......................         730
     885    8.00%, 12/1/09, Pool #G10314 ...         944
   8,681    7.00%, 1/1/10, Pool #E84820 ....       9,179
     705    8.00%, 1/1/10, Pool #G10307 ....         752
      22    8.00%, 1/1/10, Gold Pool
              #E00355 ......................          23
      84    8.00%, 4/1/10, Gold Pool
              #E00371 ......................          90
   1,913    6.00%, 4/15/10, Series 2388,
              Class LJ .....................       1,967
   3,101    6.50%, 9/1/10, Pool #E80051 ....       3,251
   2,264    7.50%, 9/1/10, Gold Pool
              #E62448 ......................       2,405
     474    6.00%, 6/15/11, Series 2366,
              Class VG .....................         495
     245    7.00%, 8/1/11, Pool #E20257 ....         258
   1,125    6.00%, 9/15/11, Series 2120,
              Class PH .....................       1,164
   1,000    6.00%, 3/15/12, Series 2115,
              Class PD .....................       1,042
     288    8.00%, 10/15/12, Series 2006,
              Class I, CMO .................          48
     739    0.00%, 8/15/13, Series 2299,
              Class DP, PO .................         717
     952    8.00%, 9/1/13, Pool #E81098 ....       1,014
   1,098    15.04%, 10/15/13, Series 1607,
              Class SA, IF* ................       1,257
   3,373    6.00%, 8/1/14, Pool #E81098 ....       3,487
     735    5.50%, 4/15/15, Series 2323,
              Class PA .....................         753
     545    6.50%, 8/15/16, Series 2348,
              Class BA .....................         548
   1,455    6.50%, 8/15/16, Series 2345,
              Class PQ .....................       1,517
   1,547    8.00%, 9/1/16, Pool #E85304 ....       1,646
   3,427    2.44%, 12/15/16, Series 2390,
              Class FL .....................       3,375

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. Government Agency Mortgages, continued:
Freddie Mac, continued:
 $ 4,949    6.00%, 4/1/17, Pool #E89007 ....  $    5,058
   1,223    8.00%, 6/1/17, Gold Pool
              #C90178 ......................       1,312
     320    6.04%, 3/1/18, Pool #775209,
              ARM* .........................         325
     974    6.30%, 5/1/18, Pool #840160 ....       1,008
      78    6.13%, 6/1/18, Pool # 770223* ..          79
     426    5.74%, 8/1/18, Pool #775361,
              ARM* .........................         432
     130    4.07%, 2/1/19, Pool #420108* ...         132
      10    5.91%, 2/1/19, Pool #755033* ...          10
   1,438    5.89%, 7/1/19, Pool #846489* ...       1,467
     390    6.82%, 8/1/19, Pool #645036* ...         404
      30    4.56%, 1/1/20, Pool #420166* ...          30
   4,481    5.50%, 4/15/20, Series 2422,
              Class PA .....................       4,625
     491    11.98%, 5/15/20, Series 2289,
              Class NA* ....................         567
   3,000    6.50%, 6/17/20, Series 40, Class
              H ............................       3,145
   1,000    6.00%, 11/15/20, Series 1657,
              Class G ......................       1,038
     236    6.05%, 1/1/21, Pool #775425,
              ARM* .........................         240
     915    2.83%, 4/15/21, Series 1071,
              Class F, CMO* ................         920
   7,880    3.50%, 11/15/21, Series 1584,
              Class HA .....................       7,759
      33    6.47%, 12/1/21, Pool
              #645083* .....................          34
     151    7.85%, 12/20/21, Pool
              #2314478 .....................         161
   1,000    7.50%, 5/15/22, Series 1464,
              Class H ......................       1,048
     170    5.18%, 6/1/22, Pool #960036, ARM
              * ............................         166
     468    6.29%, 6/1/22, Pool #846013* ...         482
     805    8.00%, 8/15/22, Series 1343,
              Class LA .....................         861
     500    3.03%, 9/15/22, Series 1370,
              Class JA* ....................         509
     750    4.70%, 10/15/22, Series 1379,
              Class W* .....................         745
     481    14.64%, 10/15/22, Series 1673,
              Class S, IF* .................         509
  16,852    7.09%, 10/25/22, Series 1, Class
              S, IO* .......................       2,031

Continued

One Group Ultra Short-Term Bond Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       29
                                                                          Report

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. Government Agency Mortgages, continued:
Freddie Mac, continued:
 $   280    6.75%, 11/15/22, Series 1552,
              Class H ......................  $      297
   4,242    6.25%, 1/1/23, Pool #611299* ...       4,374
   7,171    6.36%, 1/1/23, Pool #611203* ...       7,421
   1,080    6.25%, 2/1/23, Pool #845297* ...       1,119
   3,271    6.10%, 3/15/24, Series 1710,
              Class Z ......................       3,354
     655    5.84%, 4/1/24, Pool #755288* ...         666
     442    9.00%, 2/1/25, Pool #C00387 ....         484
   5,123    8.00%, 2/15/25, Series 1771,
              Class PK .....................       5,454
     230    6.83%, 6/1/25, Pool #846144,
              ARM* .........................         240
     815    7.25%, 11/15/25, Series 1921,
              Class U ......................         826
   1,188    8.00%, 12/15/25, Series
              2193,Class PS, IO, IF* .......         148
     544    6.42%, 6/1/26, Pool #785586, 1
              Year CMT ARM* ................         550
   3,266    5.47%, 12/1/26, Pool #785866,
              ARM * ........................       3,362
     877    6.36%, 12/1/26, Pool #755248* ..         900
   1,372    6.11%, 1/1/27, Pool #611141* ...       1,406
     209    5.38%, 1/20/27, Pool #80030* ...         213
   2,003    5.88%, 8/1/27, Pool #788688* ...       2,084
   1,617    5.81%, 11/1/27, Pool #788665* ..       1,641
   1,641    8.00%, 11/1/27, Pool #421016 ...       1,764
   3,051    6.37%, 12/1/27, Pool #846774* ..       3,142
     161    7.50%, 5/1/28, Pool #C35263 ....         171
   1,560    6.53%, 7/1/28, Pool #788664* ...       1,613
   1,037    8.50%, 7/1/28, Gold Pool
              #G00981 ......................       1,116
     121    6.49%, 11/1/28, Pool #410885* ..         122
   5,000    8.76%, 9/15/29, Series 2456,
              Class YE* ....................       4,900

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. Government Agency Mortgages, continued:
Freddie Mac, continued:
 $ 2,245    5.64%, 10/1/29, Pool #786902* ..  $    2,286
      65    6.14%, 11/1/29, Pool #410732* ..          65
     297    6.26%, 12/1/29, Pool #846716* ..         304
   1,270    6.82%, 1/1/30, Pool #645242* ...       1,323
   1,183    5.89%, 4/1/30, Pool #846812* ...       1,212
     184    4.61%, 7/1/30, Pool #390257* ...         186
   5,635    6.26%, 7/1/30, Pool #611278* ...       5,812
     419    4.94%, 4/1/31, Pool #611203* ...         426
     193    0.00%, 5/15/31, Series 2318,
              PO ...........................         152
   3,615    6.50%, 6/15/31, Series 2409,
              Class CP .....................       3,665
   4,491    6.50%, 4/1/32, Pool #C66034 ....       4,590
                                              ----------
                                                 177,660
                                              ----------
Government National Mortgage Assoc. (3.9%):
      99    5.38%, 1/20/16, Pool #8092* ....         102
      45    6.63%, 12/20/16, Pool #28178* ..          46
   1,239    6.75%, 8/20/17, Pool #8252* ....       1,278
     289    6.63%, 10/20/17, Pool #8276* ...         299
     236    5.38%, 2/20/18, Pool #8318* ....         240
      77    6.63%, 10/20/18, Pool #8416* ...          79
      65    5.38%, 3/20/19, Pool #8474,
              ARM* .........................          66
     150    6.75%, 8/20/19, Pool #8537* ....         155
     460    6.75%, 9/20/19, Pool #8548* ....         474
     413    7.85%, 12/20/20, Pool #289712 ..         442
     288    7.85%, 12/20/20, Pool #289683 ..         308
     916    5.38%, 1/20/21, Pool #8738* ....         933
      61    7.85%, 1/20/21, Pool #289660 ...          65
     353    6.38%, 5/20/21, Pool #8785* ....         361
     118    6.38%, 5/20/21, Pool #8786,
              ARM* .........................         121
     121    6.38%, 6/20/21, Pool #8796* ....         125
     254    6.75%, 8/20/21, Pool #8826* ....         262

Continued

One Group Ultra Short-Term Bond Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       30
Report

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. Government Agency Mortgages, continued:
Government National Mortgage Assoc., continued:
 $    79    7.85%, 8/20/21, Pool #310473 ...  $       84
   9,228    2.09%, 9/26/21, Series 02-31,
              Class FC* ....................       9,086
     500    7.40%, 10/20/21, Pool #313393 ..         530
     491    7.40%, 10/20/21, Pool #289752 ..         520
     462    6.63%, 11/20/21, Pool #28871* ..         478
      89    5.38%, 1/20/22, Pool #8902,
              ARM* .........................          90
      49    5.38%, 1/20/22, Pool #8897* ....          50
     349    7.40%, 2/20/22, Pool #314483 ...         370
     260    7.40%, 3/20/22, Pool #314500 ...         275
      26    6.38%, 4/20/22, Pool #8960,
              ARM* .........................          26
     351    6.38%, 5/20/22, Pool #8974* ....         360
     275    6.75%, 8/20/22, Pool #8038* ....         284
     384    6.75%, 8/20/22, Pool #8041* ....         396
     269    7.25%, 8/20/22, Pool #334406 ...         284
     212    7.25%, 8/20/22, Pool #334396 ...         224
     509    6.75%, 9/20/22, Pool #8052* ....         524
      64    6.63%, 11/20/22, Pool #8084* ...          66
     655    7.25%, 11/20/22, Pool #334422 ..         691
     109    6.63%, 12/20/22, Pool #8087, ARM
              * ............................         112
     199    7.25%, 3/20/23, Pool #362094 ...         210
     317    6.38%, 4/20/23, Pool #8052* ....         326
     359    6.75%, 9/20/23, Pool #8279* ....         369
     662    7.50%, 10/20/23, Pool #1429 ....         702
      78    6.63%, 11/20/23, Pool #8324* ...          81
      72    6.63%, 12/20/23, Pool #8337, ARM
              * ............................          75
   1,734    5.38%, 1/20/24, Pool #8351* ....       1,767
   1,226    7.00%, 6/15/24, Pool #378315 ...       1,284
   1,219    6.75%, 9/20/24, Pool #8502* ....       1,258
     488    9.00%, 11/15/24, Pool #780029 ..         539
   1,025    8.00%, 7/20/25, Pool #2036 .....       1,092
      95    6.63%, 10/20/25, Pool #8722* ...          98

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. Government Agency Mortgages, continued:
Government National Mortgage Assoc., continued:
 $   648    2.39%, 12/16/25, Series 00-35,
              Class F* .....................  $      650
     834    6.63%, 12/20/25, Pool #8767* ...         863
     152    6.75%, 7/20/26, Pool #8913* ....         157
      96    6.75%, 7/20/26, Pool #28928* ...          99
   1,203    8.00%, 8/20/26, Pool #2270 .....       1,280
   1,067    6.63%, 10/20/26, Pool #80000* ..       1,104
   1,159    0.00%, 12/16/26, Series 99-15,
              Class PE, PO .................       1,112
      63    5.38%, 2/20/27, Pool #80045* ...          65
   2,389    6.75%, 7/20/27, Pool #80094* ...       2,466
     105    6.75%, 8/20/27, Pool #80106* ...         108
     313    6.75%, 8/20/27, Pool #80104,
              ARM* .........................         324
     152    6.75%, 9/20/27, Pool #80115* ...         157
     499    8.00%, 10/15/27, Pool #412336 ..         532
   1,877    6.63%, 11/20/27, Pool#
              #80134* ......................       1,946
     730    7.13%, 11/20/27, Pool #80136 ...         755
   1,164    6.38%, 5/20/28, Pool #80198* ...       1,196
     407    7.75%, 5/15/30, Pool #518077 ...         432
                                              ----------
                                                  40,853
                                              ----------
  Total U.S. Government Agency Mortgages         387,945
                                              ----------
U.S. Treasury Obligations (2.1%):
U.S. Treasury Inflation Protected Bonds (0.9%):
   4,451    3.63%, 1/15/08 .................       4,661
   2,010    3.88%, 1/15/09 .................       2,339
   2,500    3.50%, 1/15/11 .................       2,673
                                              ----------
                                                   9,673
                                              ----------
U.S. Treasury Notes (1.2%):
  11,500    4.63%, 2/28/03 .................      11,713
                                              ----------
  Total U.S. Treasury Obligations                 21,386
                                              ----------

Continued

One Group Ultra Short-Term Bond Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       31
                                                                          Report

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Investment Companies (4.0%):
  41,350    One Group Prime Money Market
              Fund, Class I ................  $   41,350
                                              ----------
  Total Investment Companies                      41,350
                                              ----------
Repurchase Agreement (6.8%):
 $70,232    State Street Bank and Trust,
              1.55%, 7/1/02 (Proceeds at
              maturity $70,241) ............  $   70,232
                                              ----------
  Total Repurchase Agreement                      70,232
                                              ----------
Total (Cost $1,060,972)(a)                    $1,071,048
                                              ==========

------------
Percentages indicated are based on net assets of $1,040,183.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $12,788
                   Unrealized depreciation......................   (2,712)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $10,076
                                                                  =======

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c) Defaulted security.

(d) Affiliated security.

 * The interest rate for this variable rate bond, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 2002.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       32
Report

One Group Short-Term Bond Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
(Amounts in thousands)

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Asset Backed Securities (10.8%):
 $    37    Advanta Equipment Receivables,
              Series 98-1, Class A4, 5.98%,
              12/15/06 .......................  $     37
     650    Advanta Mortgage Loan Trust,
              Series 00-2, Class A6, 7.72%,
              3/25/15 ........................       710
     750    Advanta Mortgage Loan Trust,
              Series 97-1, Class A6, 2.04%,
              5/25/27* .......................       750
     650    American Express Master Trust,
              Series 97-1, Class B, 6.55%,
              4/15/05 ........................       656
     100    American Express Master Trust,
              Series 00-5, Class A, 1.98%,
              4/15/08* .......................       100
      60    Americredit Automobile Receivables
              Trust, Series 00-A, Class A-3,
              7.15%, 8/12/04 .................        61
     410    Americredit Automobile Receivables
              Trust, Series 00-1 Class B,
              7.16%, 9/5/05 ..................       434
   1,745    Americredit Automobile Receivables
              Trust, Series 02-1, Class A3,
              4.23%, 10/6/06 .................     1,771
     925    Americredit Automobile Receivables
              Trust, Series 00-A, Class A4,
              7.29%, 12/12/06 ................       980
   4,600    Americredit Automobile Receivables
              Trust, Series 01-D, Class A4,
              4.41%, 11/12/08 ................     4,638
     500    Amresco Residential Securities
              Mortgage Loan, Series 98-1,
              Class A4, 6.55%, 6/25/26 .......       521
     134    Arcadia Automobile Receivables
              Trust, Series 98-A, Class A4,
              6.00%, 11/17/03 ................       134
     575    Arcadia Automobile Receivables
              Trust, Series 99-B, Class A4,
              6.51%, 9/15/04 .................       588
   1,000    Arcadia Automobile Receivables
              Trust, Series 98-B, Class A5,
              6.06%, 6/15/06 .................     1,015
     950    Associates Automobile Receivables
              Trust, Series 00-1, Class M,
              7.51%, 5/15/05 .................       996
     200    BankBoston Home Equity Loan Trust,
              Series 98-2, Class A5, 6.14%,
              2/25/19 ........................       208
     481    Bayview Financial Acquisition
              Trust, Series 02-CA, Class M1,
              2.59%, 4/25/32 (b) .............       481

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Asset Backed Securities, continued:
 $   985    Brazos Student Loan Finance Corp.,
              Series 94-A, Class C1, 3.60%,
              6/1/19* ........................  $    988
     700    Capital One Master Trust, Series
              01-7A, Class A, 3.85%,
              8/15/07 ........................       707
     335    Carco Auto Loan Master Trust,
              Series 99-3, Class A, 1.96%,
              7/15/04* .......................       335
     423    Chase Credit Card Master Trust,
              Series 00-2, Class A, 1.94%,
              7/15/05* .......................       423
      35    Chase Credit Card Master Trust,
              Series 99-3, Class A, 6.66%,
              1/15/07 ........................        37
   1,000    Chase Funding Loan Acquisition
              Trust, Series 02-C1, Class IIM1,
              2.52%, 1/25/32 .................     1,001
     446    Chase Loan Obligations USA Trust,
              Series 00-1A, Class A, 2.11%,
              2/15/06* (b) ...................       445
     325    Chase Manhattan Auto Owner Trust,
              Series 00-A, Class A4, 6.26%,
              6/15/07 ........................       341
     126    Chevy Chase Auto Receivables
              Trust, Series 98-2, Class A,
              5.91%, 12/15/04 ................       127
   5,000    CIT RV Trust, Series 98-A, Class
              B, 6.29%, 1/15/17 ..............     5,280
     230    Citibank Credit Card Master Trust,
              Series 00-C1, Class C1, 7.45%,
              9/15/07 ........................       247
     115    Citibank Credit Card Master Trust
              I, Series 98-9, Class B, 5.55%,
              1/9/06 .........................       119
   1,314    Citibank Credit Card Master Trust
              I, Series 99-1, Class B, 5.75%,
              2/15/06 ........................     1,369
   7,830    Citibank Credit Card Master Trust
              I, Series 97-9, Class A, 0.00%,
              8/15/06, PO ....................     7,288
     170    Citibank Credit Card Master Trust
              I, Series 99-7, Class B, 6.90%,
              11/15/06 .......................       182
      46    Citibank Credit Card Master Trust
              I, Series 99-5, Class B, 6.30%,
              5/15/08 ........................        49
   1,053    CNH Equipment Trust, Series 00-A,
              Class A4, 7.34%, 2/15/07 .......     1,102
     150    Countrywide Asset Backed
              Certificates, Series 00-1, Class
              AF4, 8.14%, 12/25/27 ...........       162

Continued

One Group Short-Term Bond Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       33
                                                                          Report

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Asset Backed Securities, continued:
 $   346    Countrywide Home Equity Loan
              Trust, Series 97-D, Class A,
              2.04%, 12/15/23* ...............  $    344
     880    Countrywide Home Loan, Series F,
              6.45%, 2/27/03 .................       903
     120    Countrywide Home Loan, Series
              MTNE, 7.20%, 10/30/06 ..........       128
   2,260    Countrywide Home Loan, Series E,
              7.26%, 5/10/04 .................     2,404
     450    Countrywide Home Loan, Series F,
              6.16%, 1/28/03 .................       460
     271    Daimler Chrysler Auto Trust,
              6.82%, 9/6/04 ..................       277
     250    Daimler Chrysler Auto Trust,
              7.23%, 1/6/05 ..................       262
   5,000    Dayton Hudson Credit Card Master
              Trust, Series 98-1A, 5.90%,
              5/25/06 ........................     5,179
     375    Dealer Auto Receivables Trust,
              Series 00-1, Class A4, 7.12%,
              3/15/05 ........................       391
     675    Discover Card Master Trust I,
              Series 96-2, Class A, 2.06%,
              7/18/05* .......................       676
   1,000    Discover Card Master Trust I,
              Series 98-6, Class B, 6.05%,
              1/17/06 ........................     1,038
   1,000    Discover Card Master Trust I,
              Series 93-3, Class A, 6.20%,
              5/16/06 ........................     1,047
     355    Discover Card Master Trust I,
              Series 99-5, Class A, 2.02%,
              12/18/06* ......................       356
     207    Discover Card Master Trust I,
              Series 00-1, Class A, 2.01%,
              8/16/07* .......................       208
     554    EQCC Home Equity Loan Trust,
              Series 98-2, Class A6F, 6.16%,
              4/15/08 ........................       575
     116    EQCC Home Equity Loan Trust,
              Series 99-3, Class A2F, 6.89%,
              7/25/13 ........................       116
     150    EQCC Home Equity Loan Trust,
              Series 96-4, Class A7, 7.14%,
              6/15/23 ........................       156
     750    First NBC Credit Card Master
              Trust, Series 97-1, Class A,
              6.15%, 9/15/04 .................       755
     100    Ford Credit Auto Owner Trust,
              Series 99-D, Class B, 6.87%,
              1/15/04 ........................       102
     450    Ford Credit Auto Owner Trust,
              Series 00-A, Class A5, 7.19%,
              3/15/04 ........................       469

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Asset Backed Securities, continued:
 $   756    Ford Credit Auto Owner Trust,
              Series 00-E, Class A4, 6.74%,
              6/15/04 ........................  $    775
     560    Ford Credit Auto Owner Trust,
              Series 00-E, Class B, 6.99%,
              2/15/05 ........................       591
     720    Ford Credit Auto Owner Trust,
              Series 00-G, Class B, 6.92%,
              4/15/05 ........................       762
   1,040    Ford Credit Auto Owner Trust,
              Series 01-B, Class B, 5.71%,
              9/15/05 ........................     1,082
      14    GE Capital Mortgage Services,
              Inc., Series 99-HE1, Class A3,
              6.04%, 6/25/20 .................        14
     211    GE Capital Mortgage Services,
              Inc., Series 96-HE1, Class A4,
              7.30%, 2/25/25 .................       214
   2,500    Green Tree Recreational, Equipment
              & Consultant Trust, Series 99-A,
              Class A6, 6.84%, 3/15/10 .......     2,597
      11    Green Tree Recreational, Equipment
              & Consulting, Series 97-A, Class
              A1B, 1.99%, 4/15/18* ...........        11
      36    Green Tree Recreational, Equipment
              & Consumer Trust, Series 97-C,
              Class A1, 6.49%, 2/15/18 .......        37
     305    Green Tree Recreational, Equipment
              & Consumer Trust, Series 98-A,
              Class A1C, 6.18%, 6/15/19 ......       313
     200    Heller Equipment Trust, Series
              99-2, Class A4, 6.79%,
              3/14/07 ........................       201
     778    Honda Auto Receivables Owner
              Trust, Series 00-1, Class A3,
              6.62%, 7/15/04 .................       796
   1,000    Household Automotive Trust, Series
              00-1, Class A4, 7.48%,
              12/18/06 .......................     1,060
     706    Housing Securities, Inc., Series
              94-2, Class A1, 6.50%,
              7/25/09 ........................       731
   1,876    JP Morgan Commercial Mortgage
              Financial Corp., Series 98-C6,
              Class A1, 6.37%, 1/15/30 .......     1,947
     310    MBNA Master Credit Card Trust,
              Series 98-A, Class A, 1.95%,
              8/15/05* .......................       310
     500    MBNA Master Credit Card Trust,
              Series 96-E, Class B, 2.15%,
              10/15/05* ......................       501
     270    MBNA Master Credit Card Trust,
              Series 98-C, Class C, 6.35%,
              11/15/05 (b) ...................       280

Continued

One Group Short-Term Bond Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       34
Report

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Asset Backed Securities, continued:
 $ 1,234    MBNA Master Credit Card Trust,
              Series 99-H, Class A, 2.19%,
              9/15/06* .......................  $  1,239
     150    MBNA Master Credit Card Trust,
              Series 99-M, Class A, 6.60%,
              4/16/07 ........................       161
   1,000    MBNA Master Credit Card Trust,
              Series 00-D, Class C, 8.40%,
              9/15/09 (b) ....................     1,115
     215    Navistar Financial Corp., Series
              00-A, Class A4, 7.34%,
              1/15/07 ........................       225
      49    Newcourt Equipment Trust
              Securities, Series 98-2, Class
              A4, 5.45%, 10/15/03 ............        49
     123    Nissan Auto Receivables Owner
              Trust, Series 00-A, Class A3,
              7.01%, 9/15/03 .................       124
     511    Nissan Auto Receivables Owner
              Trust, Series 00-B, Class A3,
              7.25%, 4/15/04 .................       522
   1,050    Nissan Auto Receivables Owner
              Trust, Series 01-B, Class A3,
              4.99%, 2/15/05 .................     1,074
      41    Onyx Acceptance Auto Trust, Series
              99-A, Class A2, 5.83%,
              3/15/04 ........................        42
     163    Onyx Acceptance Auto Trust, Series
              00-B, Class A3, 7.29%,
              8/15/04 ........................       165
   3,000    Onyx Acceptance Auto Trust, Series
              00-B, Class A4, 7.38%,
              8/15/05 ........................     3,161
     400    PNC Student Loan Trust I, Series
              97-2, Class A7, 6.73%,
              1/25/07 ........................       426
     110    PNC Student Loan Trust, I, Series
              97-2, Class A6, 6.57%,
              1/25/04 ........................       113
   1,700    Prime Credit Card Master Trust,
              Series 00-E, Class A4, 6.70%,
              10/15/09 .......................     1,830
   7,000    Proffitt's Credit Card Master
              Trust, Series 97-2, Class B,
              6.69%, 12/15/05 ................     7,074
     880    Railcar Trust, Series 92-1, 7.75%,
              6/1/04 .........................       923
     115    Residential Asset Mortgage
              Products, Inc., Series 01-RS2,
              Class AI2, 5.67%, 1/25/23 ......       117
     321    Residential Asset Securities
              Corp., Series 00-KS1, Class AI3,
              7.74%, 10/25/25 ................       329
     198    Residential Asset Securities
              Corp., Series 00-KS2, Class AI4,
              7.90%, 10/25/28 ................       213

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Asset Backed Securities, continued:
 $ 3,000    Residential Asset Securities
              Corp., Series 00-KS4, Class AI4,
              7.59%, 12/25/28 ................  $  3,190
     200    Residential Asset Securities
              Corp., Series 01-KS1, Class AI6,
              6.35%, 3/25/32 .................       208
      74    Residential Funding Mortgage
              Securities Trust I, Series
              98-S10, Class A1, 6.75%,
              4/25/28 ........................        75
     935    Ryder Vehicle Lease, Series 98-A,
              Class A, 6.10%, 9/15/08 (b) ....       947
     550    Saxon Asset Securities Trust,
              Series 00-1, Class AF3, 7.76%,
              10/25/20 .......................       556
   1,850    Saxon Asset Securities Trust,
              Series 99-1, Class AF6, 6.35%,
              2/25/29 ........................     1,934
     333    Sears Credit Account Master Trust,
              Series 96-4, Class A, 6.45%,
              10/16/06 .......................       336
     390    Standard Credit Card Master Trust,
              Series 94-2, Class A, 7.25%,
              4/7/08 .........................       430
     428    Sterling Automobile Loan
              Securitization, Series 00-1,
              Class A, 6.61%, 2/15/08 (b) ....       444
     119    Structured Mortgage Asset
              Residential Trust, Series 93-2A,
              Class AE, 7.60%, 3/25/09 .......       124
   2,000    Textron Financial Corp.,
              Receivables Trust, Series 00-C,
              Class A2, 6.40%, 6/15/11 (b) ...     2,111
      72    The Money Store Home Equity Trust,
              Series 98-B, Class AF5, 6.23%,
              9/15/23 ........................        72
   3,000    Union Acceptance Corp., Series
              00-D, Class B, 8.25%, 7/8/08 ...     3,283
     213    USAA Auto Owner Trust, Series
              00-1, Class A3, 6.95%,
              6/15/04 ........................       217
     189    Vanderbilt Mortgage Finance,
              Series 96-A, Class A5, 7.43%,
              4/7/26 .........................       205
     200    Westo Financial Owner Trust,
              Series 00-A, Class A3, 7.22%,
              9/20/04 ........................       204
      73    Westo Financial Owner Trust,
              Series 00-B, Class A3, 7.75%,
              11/20/04 .......................        74

Continued

One Group Short-Term Bond Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       35
                                                                          Report

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Asset Backed Securities, continued:
 $   475    WFS Financial Owner Trust, Series
              99-B, Class A4, 6.42%,
              7/20/04 ........................  $    485
     528    WFS Financial Owner Trust, Series
              00-D, Class A3, 6.83%,
              7/20/05 ........................       540
     544    WFS Financial Owner Trust, Series
              98-B, Class CTFS, 6.10%,
              10/20/05 .......................       549
     500    WFS Financial Owner Trust, Series
              00-A, Class A4, 7.41%,
              9/20/07 ........................       529
                                                --------
  Total Asset Backed Securities                   97,765
                                                --------
Collateralized Mortgage Obligations (5.1%):
   2,021    Bank of America Mortgage
              Securities, Series 01-1, Class
              A24, 6.63%, 2/25/31 ............     2,071
     148    Chase Mortgage Finance Corp.,
              Series 94-C, Class A6, 6.25%,
              2/25/10 ........................       150
     234    Chase Mortgage Finance Corp.,
              Series 99-S9, Class A3, 6.25%,
              7/25/14 ........................       239
     858    Chase Mortgage Finance Corp.,
              Series 94-D, Class A8Z, 6.75%,
              2/25/25 ........................       889
     785    Chase Mortgage Finance Corp.,
              Series 98-S8, Class A2, 6.00%,
              1/25/29 ........................       807
   1,314    Chemical Mortgage Securites, Inc.,
              Series 96-1, Class A9, 7.25%,
              1/25/26 ........................     1,328
     606    Chemical Mortgage Securities,
              Inc., Series 94-2, Class A2,
              6.50%, 2/25/24 .................       615
   1,047    Citicorp Mortgage Securities,
              Inc., Series 94-2, Class A4,
              6.00%, 1/25/09 .................     1,056
     819    Citicorp Mortgage Securities,
              Inc., Series 94-9, Class A8,
              5.75%, 6/25/09 .................       834
   1,025    Citicorp Mortgage Securities,
              Inc., Series 94-3, Class A4,
              6.50%, 2/25/24 .................     1,043
   1,069    Citicorp Mortgage Securities,
              Inc., Series 95-2, Class A7,
              7.50%, 4/25/25 .................     1,107
     335    Citicorp Mortgage Securities,
              Inc., Series 99-3, Class A4,
              6.50%, 5/25/29 .................       341
      82    Citicorp Mortgage Securities,
              Inc., Series 01-A, Class A1,
              7.00%, 1/25/31 .................        82

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Collateralized Mortgage Obligations, continued:
 $    74    CMC Securities Corp. III, Series
              94-B, Class A5, 6.00%,
              2/25/09 ........................  $     75
   2,716    CMC Securities Corp. III, Series
              94-D, Class M, 6.00%,
              3/25/24 ........................     2,702
     320    CMC Securities Corp. III, Series
              98-2, Class A4, 5.85%,
              11/25/28 .......................       328
     506    CMC Securities Corp. III, Series
              98-2, Class A16, 7.00%,
              11/25/28 .......................       516
      72    Collateralized Mortgage Securities
              Corp., Series 88-2, Class B,
              8.80%, 4/20/19 .................        74
     269    Countrywide Funding Corp., Series
              94-10, Class A7, 6.00%,
              5/25/09 ........................       279
      93    Countrywide Funding Corp., Series
              93-12, Class A8, 9.00%,
              2/25/24 ........................        97
     112    Countrywide Funding Corp., Series
              94-7, Class A7, 6.50%,
              3/25/24 ........................       116
     953    Countrywide Funding Corp., Series
              94-4, Class A12, 6.95%,
              4/25/24 ........................       983
   1,116    Countrywide Home Loans, Series
              99-2, Class A6, 6.25%,
              4/25/14 ........................     1,151
     116    Countrywide Home Loans, Series
              98-18, Class 2A1, 6.75%,
              11/25/28 .......................       118
     437    Countrywide Home Loans, Series
              99-3, Class A3, 6.25%,
              4/25/29 ........................       442
     681    Countrywide Mortgage Backed
              Securities, Inc., Series 93-B,
              Class A2, 6.75%, 11/25/23 ......       706
     341    Countrywide Mortgage Backed
              Securities, Inc., 6.50%,
              11/25/28 .......................       345
     100    First Boston Mortgage Securities
              Corp, Series 93-5, Class A11,
              7.30%, 7/25/23 (b) .............       101
     928    GE Capital Mortgage Services,
              Inc., Series 94-15, Class A5,
              6.00%, 4/25/09 .................       955
   1,203    GE Capital Mortgage Services,
              Inc., Series 99-15, Class A22,
              6.75%, 8/25/29 .................     1,236
      59    Kidder Peabody Acceptance Corp.,
              Series 93-1, Class A3, 6.50%,
              8/25/23 ........................        59
     161    Kidder Peabody Mortgage Asset
              Trust, Series A, Class A1,
              6.50%, 2/22/17 .................       162

Continued

One Group Short-Term Bond Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       36
Report

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Collateralized Mortgage Obligations, continued:
 $    81    Merrill Lynch Trust, Series 44,
              Class G, 9.00%, 8/20/20 ........  $     88
      19    Morgan Stanley Mortgage Trust,
              Series 38, Class 4, 0.00%,
              11/20/21, PO ...................        15
     138    Norwest Asset Securities Corp.,
              Series 96-2, Class A9, 7.00%,
              9/25/11 ........................       142
      78    Norwest Asset Securities Corp.,
              Series 99-15, Class A1, 6.25%,
              6/25/14 ........................        80
     344    Norwest Asset Securities Corp.,
              Series 97-18, Class A1, 6.75%,
              12/25/27 .......................       350
   1,895    Norwest Asset Securities Corp.,
              Series 98-25, Class A5, 6.00%,
              12/25/28 .......................     1,932
       4    Norwest Asset Securities Corp.,
              Series 98-30, Class A6, 6.25%,
              12/25/28, IO ...................         0
     321    Norwest Asset Securities Corp.,
              Series 98-34, Class A3, 6.35%,
              1/25/29 ........................       326
     233    Norwest Asset Securities Corp.,
              Series 99-1, Class A4, 6.10%,
              2/25/29 ........................       234
     100    Norwest Asset Securities Corp.,
              Series 99-25, Class A1, 6.50%,
              10/25/29 .......................       102
      31    Paine Webber CMO Trust, Series J,
              Class 3, 8.80%, 5/1/18 .........        35
     120    Paine Webber CMO Trust, Series L,
              Class 4, 8.95%, 7/1/18 .........       132
     502    Paine Webber Mortgage Acceptance
              Corp., Series 93-9, Class A4,
              7.00%, 10/25/23 ................       518
     184    PNC Mortgage Securities Corp.,
              Series 95-2, Class A4, 6.75%,
              6/25/16 ........................       187
     236    PNC Mortgage Securities Corp.,
              Series 96-1, Class A11, 7.50%,
              6/25/26 ........................       241
     313    PNC Mortgage Securities Corp.,
              Series 98-10, Class 1A17, 6.50%,
              12/25/28 .......................       319
      44    PNC Mortgage Securities Corp.,
              Series 98-12, Class 4A4, 6.50%,
              1/25/29 ........................        45
      65    PNC Mortgage Securities Corp.,
              Series 99-9, Class 3A4, 7.25%,
              10/25/29 .......................        66

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Collateralized Mortgage Obligations, continued:
 $ 2,287    Prudential Home Mortgage
              Securities, Series 93-45, Class
              A3, 6.75%, 11/25/08 ............  $  2,337
     425    Prudential Home Mortgage
              Securities, Series 93-47, Class
              A11, 6.10%, 12/25/23 ...........       433
     883    Prudential Home Mortgage
              Securities, Series 93-54, Class
              A18, 5.75%, 1/25/24, IF ........       904
     735    Prudential Home Mortgage
              Securities, Series 93-54, Class
              A13, 7.40%, 1/25/24 ............       750
     448    Prudential Home Mortgage
              Securities, Series 94-3, Class
              A10, 6.50%, 2/25/24 ............       456
     531    Residential Accredit Loans, Inc.,
              Series 99-QS7, Class A1, 6.75%,
              6/25/29 ........................       542
     342    Residential Accredit Loans, Inc.,
              Series 00-QS8, Class A1, 8.00%,
              7/25/30 ........................       345
     696    Residential Asset Securitization
              Trust, Series 96-A4, Class A13,
              7.50%, 9/25/26 .................       710
     119    Residential Funding Corp., Series
              93-S20, Class A14, 14.27%,
              6/25/08* .......................       134
     268    Residential Funding Mortgage
              Securities, Series 93-S25, Class
              A3, 6.50%, 7/25/08 .............       277
     566    Residential Funding Mortgage
              Securities, Series 01-HS1, Class
              A3, 5.94%, 1/25/16 .............       568
     502    Residential Funding Mortgage
              Securities I, Series 93-S48,
              Class A3, 6.50%, 12/25/08 ......       513
     880    Residential Funding Mortgage
              Securities I, Series 96-S13,
              Class A5, 7.00%, 5/25/11 .......       912
     602    Residential Funding Mortgage
              Securities I, Series 96-S21,
              Class M1, 7.50%, 10/25/11 ......       631
     163    Residential Funding Mortgage
              Securities I, Series 98-S7,
              Class A1, 6.50%, 3/25/13 .......       167
     875    Residential Funding Mortgage
              Securities I, Series 93-S45,
              Class A14, 6.50%, 12/25/23 .....       888
     891    Residential Funding Mortgage
              Securities I, Series 94-S7,
              Class A11, 6.50%, 3/25/24 ......       905

Continued

One Group Short-Term Bond Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       37
                                                                          Report

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Collateralized Mortgage Obligations, continued:
 $    76    Residential Funding Mortgage
              Securities I, Series 96-S9,
              Class A10, 7.25%, 4/25/26 ......  $     78
     791    Residential Funding Mortgage
              Securities I, Inc., Series
              93-S36, Class A13, 12.40%,
              10/25/08, IF ...................       853
   1,044    Residential Funding Mortgage
              Securities I, Inc., Series
              98-S9, Class 1A1, 6.50%,
              4/25/13 ........................     1,075
      31    Residential Funding Mortgage
              Securities Trust I, Series
              93-S25, Class A5, 16.19%,
              7/25/08* .......................        35
     308    Residential Funding Mortgage
              Securities Trust I, Series
              99-S8, Class A3, 6.25%,
              3/25/14 ........................       313
     140    Residential Funding Mortgage
              Securities Trust I, Series
              98-S17, Class A8, 6.75%,
              8/25/28 ........................       140
     100    Residential Funding Mortgage
              Securities Trust I, Series
              99-S7, Class A11, 6.50%,
              3/25/29 ........................       103
      55    Residential Funding Mortgage
              Securities Trust II, Series
              97-HS5, Class M1, 7.01%,
              5/25/27 ........................        55
   3,161    Salomon Brothers Mortgage
              Securities, Series 94-15, Class
              A4, 6.50%, 11/25/24 ............     3,188
     418    Salomon Brothers Mortgage
              Securities Trust VII, Series
              00-UP1, Class A2, 8.00%,
              9/25/30 ........................       442
       2    Saxon Mortgage Securities Corp.,
              Series 94-2, Class A6, 6.50%,
              2/25/24 ........................         2
     126    Securitized Asset Sales, Inc.,
              Series 94-1, Class A5, 6.25%,
              3/25/24 ........................       129
     265    Structured Assets Securities
              Corp., 5.75%, 9/25/31 ..........       272
     788    United States Department of
              Veterans Affairs, Series 92-2,
              Class G, 7.25%, 2/15/19 ........       837
     168    Vendee Mortgage Trust, Series
              96-3, Class 1H, 6.75%,
              12/15/03 .......................       172
     160    Vendee Mortgage Trust, Series
              94-3C, Class 3, 9.78%,
              3/15/21 ........................       183
     338    Wells Fargo Mortgage Backed
              Securities Trust, Series 01-29,
              Class A1, 6.00%, 12/25/16 ......       344
     670    Wells Fargo Mortgage Backed
              Securities Trust, Series 01-9,
              Class 14, 6.75%, 5/25/31 .......       682
                                                --------

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Collateralized Mortgage Obligations, continued:
  Total Collateralized Mortgage Obligations     $ 46,194
                                                --------
Corporate Bonds (17.2%):
Airlines (0.4%):
 $ 2,126    Southwest Airlines Co., 5.10%,
              5/1/06 .........................     2,173
   2,000    United Airlines, Inc., Series
              01-1, Class A2, 6.20%,
              9/1/08 .........................     1,871
                                                --------
                                                   4,044
                                                --------
Automotive (0.3%):
   2,500    Hertz Corp., 6.30%, 11/15/06 .....     2,525
                                                --------
Banking, Finance & Insurance (10.3%):
   1,160    African Development Bank, 9.75%,
              12/15/03 .......................     1,271
     320    American Express Credit Corp.,
              7.45%, 8/10/05 .................       354
     500    Aristar, Inc. (Washington Mutual
              Financial), 5.85%, 1/27/04 .....       519
     300    Associates Corp., 7.48%,
              7/27/02 ........................       301
   1,000    Associates Corp., Series H, 6.38%,
              3/11/03 ........................     1,029
   1,800    Associates Corp., 5.75%,
              11/1/03 ........................     1,871
     500    Associates Corp., Series MTNG,
              7.70%, 6/10/04 .................       539
     162    Associates Corp. of North America,
              6.20%, 5/16/05 .................       172
     690    Associates First Capital Corp.,
              7.75%, 2/15/05 .................       751
   2,100    BankAmerica Corp., 7.20%,
              4/15/06 ........................     2,292
   3,500    Bear Stearns Co., Inc., 6.25%,
              7/15/05 ........................     3,712
   2,250    Beneficial Corp., Series E, 6.38%,
              7/18/03 ........................     2,318
   2,450    Beneficial Corp., 6.80%,
              9/16/03 ........................     2,541
   3,000    Beneficial Corp., Series I, 6.45%,
              10/12/04 .......................     3,120
     400    Boeing Capital Corp., 6.44%,
              12/20/04 .......................       424
     950    Capital One Bank, 6.38%,
              2/15/03 ........................       951
   1,000    Capital One Bank, Series BKNT,
              6.50%, 7/30/04 .................     1,011
   2,000    CIT Group, Inc., 5.91%,
              11/10/03 .......................     1,931
   1,500    CIT Group, Inc., Series B, 6.88%,
              2/16/05 ........................     1,443
      85    Citibank Credit Card Issuance
              Trust, 6.65%, 5/15/08 ..........        90

Continued

One Group Short-Term Bond Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       38
Report

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Corporate Bonds, continued:
Banking, Finance & Insurance, continued:
 $   500    Credit Suisse First Boston, Inc.,
              7.75%, 5/15/06 .................  $    542
     108    Dominion Resources, Inc., 6.00%,
              1/31/03 ........................       110
     500    First Bank Minnesota, 7.30%,
              8/15/05 ........................       549
   1,775    First Hawaiian (Bankwest Corp.),
              Series A, 6.93%, 12/1/03 (b) ...     1,857
     250    First Union Corp., 6.95%,
              11/1/04 ........................       269
   1,750    Ford Motor Credit Co., 6.75%,
              5/12/03 ........................     1,789
   1,500    Ford Motor Credit Co., 7.50%,
              6/15/03 ........................     1,551
   1,000    Ford Motor Credit Co., 6.63%,
              6/30/03 ........................     1,027
     825    Ford Motor Credit Co., 7.50%,
              6/15/04 ........................       860
   1,650    Ford Motor Credit Co., 7.75%,
              3/15/05 ........................     1,740
     100    Ford Motor Credit Co., 6.23%,
              5/11/05 ........................       102
   2,000    Ford Motor Credit Co., 6.46%,
              12/27/05 .......................     2,025
   3,000    GE Capital Corp., 5.00%,
              6/15/07 ........................     3,026
     334    GMAC, 7.48%, 2/28/03 .............       345
  10,100    GMAC, 5.80%, 3/12/03 .............    10,319
     500    GMAC, 6.38%, 1/30/04 .............       518
     505    GMAC, 8.38%, 2/22/05 .............       548
   3,000    Goldman Sachs Group LP, 6.25%,
              2/1/03 (b) .....................     3,074
     110    Goldman Sachs Group LP, 7.13%,
              3/1/03 (b) .....................       114
   5,115    Goldman Sachs Group LP, 6.65%,
              8/1/03 (b) .....................     5,333
   1,000    Household Bank, 6.50%, 7/15/03 ...     1,027
     500    Household Finance Corp., 6.88%,
              3/1/03 .........................       513
   1,975    Household Finance Corp., 7.25%,
              5/15/06 ........................     2,079
   2,000    Household Netherlands, 6.20%,
              12/1/03 ........................     2,064
   1,000    Huntington Bancshares, Inc.,
              7.88%, 11/15/02 ................     1,018
   2,325    Huntington National Bank, 6.75%,
              6/15/03 ........................     2,415
     496    Keycorp, 8.00%, 7/1/04 ...........       538
   2,576    Lehman Brothers Holdings, Inc.,
              11.63%, 5/15/05 ................     3,065
   1,000    Mallinckrodt, Inc. (Imcera Group),
              6.00%, 10/15/03 ................       867

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Corporate Bonds, continued:
Banking, Finance & Insurance, continued:
 $ 1,380    Marshall & Ilsley Corp., 5.75%,
              9/1/06 .........................  $  1,429
   2,000    Merrill Lynch & Co., Series B,
              7.01%, 4/10/06 .................     2,149
   1,000    Monumental Global Funding, 5.20%,
              1/30/07 (b) ....................     1,018
     295    Morgan Stanley Dean Witter, 7.75%,
              6/15/05 ........................       324
   2,850    Morgan Stanley Dean Witter, 5.80%,
              4/1/07 .........................     2,926
   1,303    Morserv, Inc., Series 96-2, Class
              1A4, 7.25%, 11/25/26 ...........     1,369
     750    National Rural Utilities, Series
              C, 5.20%, 10/21/03 .............       767
   1,000    Nisource Finance Corp., 5.75%,
              4/15/03 ........................       999
   2,000    Norwest Financial, Inc., (Wells
              Fargo Financial), 6.88%,
              8/8/06 .........................     2,160
   2,000    Protective Life US Funding, 5.88%,
              8/15/06 (b) ....................     2,072
     480    Salomon Smith Barney Holdings,
              6.25%, 6/15/05 .................       511
     500    Textron Financial Corp., 5.95%,
              3/15/04 ........................       516
     400    Travelers Property & Casualty,
              6.75%, 11/15/06 ................       424
   1,300    Wachovia Corp., 6.80%, 6/1/05 ....     1,409
                                                --------
                                                  93,997
                                                --------
Industrial Goods & Services (3.2%):
   5,000    Avon Products, Inc., 6.25%, 5/1/03
              (b) ............................     5,148
   5,000    Carpenter Technology, 6.28%,
              4/7/03 .........................     5,118
   1,000    Compaq Computer, Series MTN,
              6.20%, 5/15/03 .................     1,024
   6,740    Diageo, 0.00%, 1/6/04 ............     6,396
     500    International Paper Co., 8.00%,
              7/8/03 .........................       524
   5,000    Scana Corp., 6.25%, 7/8/03 .......     5,164
      90    Textron, Inc., 6.75%, 9/15/02 ....        91
   3,700    WAL-MART Canada, 5.58%, 5/1/06
              (b) ............................     3,878
   1,300    Weyerhaeuser Corp., 5.50%, 3/15/05
              (b) ............................     1,336
                                                --------
                                                  28,679
                                                --------
Multimedia (0.3%):
   1,000    AOL Time Warner, Inc., 5.63%,
              5/1/05 .........................       982

Continued

One Group Short-Term Bond Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       39
                                                                          Report

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Corporate Bonds, continued:
Multimedia, continued:
 $   500    Comcast Cable Communications,
              8.13%, 5/1/04 ..................  $    518
   1,000    Time Warner, Inc., 7.98%,
              8/15/04 ........................     1,052
                                                --------
                                                   2,552
                                                --------
Oil & Gas Exploration Production & Services (1.1%):
   5,000    Amerada Hess Corp., 5.30%,
              8/15/04 ........................     5,154
     670    Anadarko Petroleum Corp., 6.75%,
              3/15/03 ........................       690
     750    Ashland, Inc., Series J, 7.83%,
              8/15/05 ........................       818
     875    Kerr-McGee Corp., 5.38%,
              4/15/05 ........................       894
     310    Occidental Petroleum, 6.75%,
              11/15/02 .......................       314
     595    Phillips Petroleum, 6.65%,
              3/1/03 .........................       610
   1,185    Union Oil Co. of California,
              9.25%, 2/1/03 ..................     1,224
                                                --------
                                                   9,704
                                                --------
Telecommunications (0.9%):
     785    Bellsouth Telecommunications,
              5.00%, 10/15/06 ................       792
   2,500    Chesapeake (Bell Atlantic
              Virginia), 6.13%, 7/15/05 ......     2,578
   1,200    Cox Communications, Inc., 6.88%,
              6/15/05 ........................     1,193
   1,000    GTE Hawaiian Telephone, Series A,
              7.00%, 2/1/06 ..................     1,054
   1,357    Sprint Corp., 8.13%, 7/15/02 .....     1,355
     146    TCI Communications Inc., 8.65%,
              9/15/04 ........................       151
     175    U.S. West Communications Group,
              6.63%, 9/15/05 .................       144
     375    U.S. West Communications, Inc.,
              6.38%, 10/15/02 ................       358
     100    WorldCom, Inc., 7.38%, 1/15/03
              (c) ............................        20
     976    WorldCom, Inc., 7.88%, 5/15/03
              (c) ............................       171
                                                --------
                                                   7,816
                                                --------
Utilities (0.3%):
     540    Appalachian Power Co., Series E,
              4.80%, 6/15/05 .................       538
   2,400    National Rural Utilities, 5.25%,
              7/15/04 ........................     2,461
                                                --------
                                                   2,999
                                                --------
Yankee & Eurodollar (0.4%):
     700    Bombardier Capital, Inc., 7.30%,
              12/15/02 (b) ...................       715

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Corporate Bonds, continued:
Yankee & Eurodollar, continued:
 $ 2,500    Mobil Oil Canada, 5.00%,
              12/21/04 .......................  $  2,579
                                                --------
                                                   3,294
                                                --------
  Total Corporate Bonds                          155,610
                                                --------
U.S. Government Agency Mortgages (38.0%):
Fannie Mae (19.0%):
      22    7.50%, 8/1/02, Pool #250315 ......        22
      15    6.20%, 9/25/02, Series 93-137,
              Class C ........................        15
     100    5.91%, 8/25/03, Series 03, Class
              M ..............................       104
     250    5.33%, 10/20/03, Series B ........       258
     330    5.27%, 11/13/03, Series B ........       341
     178    6.00%, 11/25/03, Series 93-188,
              Class LA .......................       182
     635    5.30%, 12/22/03, Series MTN1 .....       656
      95    6.00%, 1/1/04, Pool #268603 ......        97
     392    6.25%, 7/25/04, Series 93-50,
              Class D ........................       404
   6,974    7.00%, 7/17/05, Series 97-26,
              Class GD .......................     7,166
      38    9.00%, 9/1/05, Pool #50340 .......        40
   2,000    7.00%, 9/25/05, Series 93-37,
              Class C ........................     2,045
  10,151    6.60%, 10/18/05, Series 97-26,
              Class B ........................    10,502
      27    9.00%, 11/1/05, Pool #50361 ......        28
      63    8.50%, 4/1/06, Pool #116875 ......        67
     500    5.95%, 6/25/06, Series 93-204,
              Class VD .......................       522
     684    8.00%, 7/25/06, Series 91-72,
              Class G ........................       726
     140    9.00%, 8/1/06, Pool #596150 ......       149
      99    8.00%, 8/25/06, Series 91-157,
              Class H ........................        99
  13,232    7.42%, 9/1/06, Pool #73618 .......    14,521
     392    8.50%, 9/25/06, Series 91-114,
              Class C ........................       420
     144    8.00%, 10/1/06, Pool #50494 ......       152
      87    8.00%, 10/25/06, Series 91-149,
              Class G ........................        90
      57    7.50%, 11/25/06, Series 92-24,
              Class H ........................        57
     135    7.50%, 1/1/07, Pool #138666 ......       142
     108    7.50%, 1/1/07, Pool #50527 .......       113
     445    7.50%, 3/25/07, Series 92-18,
              Class HC .......................       472
     122    8.00%, 7/1/07, Pool #164123 ......       129

Continued

One Group Short-Term Bond Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       40
Report

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
U.S. Government Agency Mortgages, continued:
Fannie Mae, continued:
 $   488    7.00%, 7/25/07, Series 92-170,
              Class J ........................  $    506
      90    8.00%, 9/1/07, Pool #175626 ......        96
     134    0.00%, 10/25/07, Series 95-23,
              Class OB, PO ...................       120
     181    7.00%, 11/1/07, Pool #251418 .....       190
     114    5.75%, 12/25/07, Series 93-229,
              Class PE .......................       115
   1,172    6.50%, 12/25/07, Series 93-10,
              Class PH .......................     1,226
   5,571    7.50%, 1/1/08, Pool #639656 ......     5,890
     159    6.50%, 2/1/08, Pool #251628 ......       165
     276    7.50%, 3/1/08, Pool #207194 ......       294
     160    6.50%, 4/25/08, Series 93-52,
              Class L ........................       166
   1,000    6.50%, 6/25/08, Series 93-78,
              Class H ........................     1,066
     867    6.50%, 6/25/08, Series 1193-85,
              Class H ........................       908
      51    8.00%, 6/25/08, Series 92-7, Class
              E ..............................        51
     400    6.25%, 7/25/08, Series 93-170,
              Class K ........................       419
     855    6.50%, 8/1/08, Pool #251905 ......       896
   2,000    6.00%, 8/25/08, Series 93-154,
              Class H ........................     2,104
     440    6.00%, 8/25/08, Series 93-191,
              Class B ........................       445
     560    6.50%, 8/25/08, Series 93-134,
              Class H ........................       597
   8,332    6.50%, 9/25/08, Series 95-13,
              Class D ........................     8,834
     153    5.50%, 10/1/08, Pool #190082 .....       158
     265    3.62%, 10/25/08, Series 93-196,
              Class FA* ......................       265
   6,963    6.00%, 10/25/08, Series 93-188,
              Class QZ .......................     7,163
   1,436    6.50%, 10/25/08, Series 95-13,
              Class K ........................     1,510
     223    6.50%, 10/25/08, Series 93-192,
              Class KB .......................       229
     125    7.84%, 10/25/08, Series 93-192,
              Class SC, IF* ..................       131
     500    5.66%, 12/17/08, Series B ........       501
      53    12.01%, 12/25/08, Series 93-231,
              Class SB, IF* ..................        57
      40    12.71%, 12/25/08, Series 93-233,
              Class SC* ......................        43
   2,854    5.50%, 1/1/09, Pool #190579 ......     2,934
     189    6.00%, 1/1/09, Pool #328962 ......       196
     310    6.00%, 1/1/09, Pool #269001 ......       322

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
U.S. Government Agency Mortgages, continued:
Fannie Mae, continued:
 $   241    8.00%, 1/1/09, Pool #149635 ......  $    257
     145    8.00%, 1/1/09, Pool #146934 ......       155
     460    6.25%, 1/25/09, Series 94-12,
              Class C ........................       485
   8,190    6.50%, 1/25/09, Series 94-7, Class
              PG .............................     8,660
      85    8.00%, 2/1/09, Pool #146937 ......        91
     139    4.00%, 2/25/09, Series 97-67,
              Class GA .......................       139
     291    6.50%, 2/25/09, Series 94-20,
              Class Z ........................       304
     505    8.00%, 3/1/09, Pool #146936 ......       538
   1,000    6.00%, 3/25/09, Series 94-33,
              Class H ........................     1,048
   1,011    6.50%, 3/25/09, Series 94-32,
              Class Z ........................     1,071
     210    6.50%, 4/1/09, Pool #249872 ......       220
     131    6.00%, 5/1/09, Series B, Class
              1 ..............................       136
     119    7.50%, 8/1/09, Pool #250117 ......       127
      49    8.00%, 8/1/09, Pool #250104 ......        52
      91    7.50%, 8/15/09, Pool #100286 .....        97
      69    6.20%, 8/18/09, Series 97-42,
              Class PD .......................        70
     112    6.00%, 9/1/09, Pool #303032 ......       116
     209    9.50%, 12/1/09, Pool #426815 .....       223
     142    8.50%, 1/1/10, Pool #7 ...........       151
     362    7.50%, 2/1/10, Pool #330136 ......       383
   1,722    7.00%, 6/1/10, Pool #315928 ......     1,819
     526    8.50%, 6/1/10, Pool #174550 ......       558
   1,892    6.50%, 9/1/10, Pool #325479 ......     1,977
   1,449    6.50%, 10/1/10, Pool #250377 .....     1,516
     764    7.50%, 10/1/10, Pool #350045 .....       808
     805    7.00%, 11/1/10, Pool #250387 .....       850
     111    7.00%, 12/1/10, Pool #303945 .....       117
     177    7.50%, 1/1/11, Pool #123083 ......       186
     987    7.50%, 2/1/11, Pool #303755 ......     1,048
     189    7.50%, 5/1/11, Pool #313001 ......       201
     541    6.00%, 8/1/11, Pool #403114 ......       560
   2,570    8.50%, 11/1/11, Pool #313650 .....     2,762
     174    7.00%, 3/1/12, Pool #313429 ......       184
     215    9.00%, 3/1/12, Pool #457218 ......       228
      74    6.50%, 7/18/12, Series 97-46,
              Class PN .......................        78
     124    7.00%, 7/25/12, Series 93-140,
              Class L ........................       124
      42    6.05%, 11/25/12, Series 93-225,
              Class VE .......................        43
     500    7.00%, 1/20/13, Series 97-58,
              Class DC .......................       517
     257    6.00%, 2/1/13, Series 25, Class
              1 ..............................       266

Continued

One Group Short-Term Bond Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       41
                                                                          Report

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
U.S. Government Agency Mortgages, continued:
Fannie Mae, continued:
 $   400    6.50%, 3/25/13, Series 93-140,
              Class H ........................  $    421
   3,372    6.50%, 4/1/13, Pool #425396 ......     3,533
     115    6.50%, 4/25/13, Series 99-19,
              Class TD .......................       121
     197    6.00%, 6/1/13, Pool #426767 ......       203
     290    8.00%, 6/1/13, Pool #76380 .......       308
   4,891    6.50%, 6/25/13, Series 94-1, Class
              K ..............................     5,114
   1,005    6.50%, 9/1/13, Pool #251982 ......     1,049
     500    6.00%, 11/25/13, Series 93-220,
              Class PJ .......................       522
     428    6.50%, 12/1/13, Pool #623537 .....       448
     331    7.00%, 12/1/13, Pool #263366 .....       345
     381    8.00%, 7/1/14, Pool #250109 ......       410
     930    6.00%, 8/1/14, Pool #623536 ......       960
     637    7.00%, 6/1/15, Pool #623538 ......       673
   1,148    6.00%, 10/25/15, Series 01-7,
              Class PQ .......................     1,199
     593    8.00%, 11/1/15, Pool #535852 .....       632
     352    8.00%, 11/1/15, Pool #250457 .....       378
     474    7.00%, 3/1/16, Pool #340751 ......       496
     445    7.00%, 4/1/16, Pool #342003 ......       466
      39    6.00%, 8/18/16, Series 98-48,
              Class PA .......................        39
     301    6.63%, 11/1/16, Pool #51729* .....       311
      89    8.00%, 12/25/16, Series G-22,
              Class ZT .......................        97
     146    8.00%, 5/1/17, Pool #269331 ......       156
     129    5.45%, 8/1/17, Pool #105093* .....       130
     463    6.50%, 12/18/17, Series 98-17,
              Class TB .......................       467
     124    9.25%, 4/25/18, Series 88-7, Class
              Z ..............................       139
     195    9.30%, 5/25/18, Series 88-13,
              Class C ........................       219
     169    9.00%, 6/25/18, Series 88-15,
              Class A ........................       187
     213    9.50%, 6/25/18, Series 88-16,
              Class B ........................       240
     228    5.30%, 1/1/19, Pool #70226* ......       232
     109    8.80%, 1/25/19, Series 89-2, Class
              D ..............................       121
     462    5.49%, 3/1/19, Pool #116612* .....       472
     521    6.25%, 5/25/19, Series G93-33,
              Class G ........................       525
     400    6.90%, 6/25/19, Series 89-27,
              Class Y ........................       423
      89    7.16%, 8/1/19, Pool #111366* .....        91
     122    8.40%, 8/25/19, Series 89-54,
              Class E ........................       134

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
U.S. Government Agency Mortgages, continued:
Fannie Mae, continued:
 $   100    7.00%, 9/25/19, Series 89-66,
              Class J ........................  $    107
      85    8.00%, 10/25/19, Series 89-70,
              Class G ........................        92
   2,518    9.35%, 10/25/19, Series 89-72,
              Class E ........................     2,818
     271    9.00%, 11/25/19, Series 89-89,
              Class H ........................       295
     169    9.00%, 12/25/19, Series 89-96,
              Class H ........................       187
     243    8.50%, 1/25/20, Series 90-97,
              Class B ........................       261
     126    4.50%, 2/25/20, Series 90-12,
              Class G ........................       128
     161    6.50%, 2/25/20, Series 94-36,
              Class GA .......................       163
   3,927    7.00%, 2/25/20, Series 92-182,
              Class PZ .......................     4,134
     853    0.00%, 5/25/20, Series 01-9 Class
              ME, PO .........................       842
     490    7.00%, 5/25/20, Series 90-58,
              Class 4 ........................       522
     529    7.00%, 6/25/20, Series 90-61,
              Class H ........................       563
      42    6.00%, 9/25/20, Series 93-149,
              Class H ........................        42
      90    7.00%, 9/25/20, Series 90-109,
              Class J ........................        96
     339    8.75%, 9/25/20, Series 90-111,
              Class Z ........................       375
     139    7.00%, 10/25/20, Series 90-123,
              Class G ........................       147
     120    8.00%, 10/25/20, Series 91-155,
              Class ZB .......................       123
     121    8.95%, 10/25/20, Series 90-117,
              Class E ........................       134
     155    7.00%, 11/25/20, Series 90-132,
              Class Z ........................       163
     275    6.00%, 12/18/20, Series 98-27,
              Class PC .......................       282
   5,291    9.00%, 12/25/20, Series 90-137,
              Class X ........................     5,885
      54    7.00%, 5/25/21, Series 91-53,
              Class J ........................        56
     165    8.50%, 5/25/21, Series G-11, Class
              Z ..............................       182
     158    8.00%, 6/25/21, Series 92-171,
              Class ZD .......................       166
   4,965    7.00%, 9/25/21, Series 93-250,
              Class BZ .......................     5,116

Continued

One Group Short-Term Bond Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       42
Report

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
U.S. Government Agency Mortgages, continued:
Fannie Mae, continued:
 $   532    9.00%, 9/25/21, Series 91-130,
              Class C ........................  $    588
     254    7.50%, 10/25/21, Series G-41,
              Class PT .......................       273
     400    6.00%, 11/18/21, Series 98-48,
              Class PL .......................       411
      36    8.00%, 11/25/21, Series 92-49,
              Class KA .......................        37
      49    6.35%, 12/18/21, Series 97-14,
              Class PE .......................        50
      54    6.50%, 1/25/22, Series 93-74,
              Class C ........................        54
      31    6.50%, 2/25/22, Series 93-122,
              Class B ........................        31
      79    6.00%, 4/25/22, Series 92-128,
              Class H ........................        79
   4,002    8.50%, 4/25/22, Series 92-81,
              Class ZB .......................     4,340
      48    0.00%, 5/25/22, Series 92-96,
              Class B, PO ....................        42
     188    7.00%, 7/25/22, Series G92-40,
              Class ZC .......................       197
   1,804    8.00%, 7/25/22, Series G92-44,
              Class ZQ .......................     1,959
     170    6.50%, 8/25/22, Series 94-44,
              Class H ........................       179
   2,500    7.50%, 8/25/22, Series 92-138,
              Class G ........................     2,683
     750    6.00%, 12/25/22, Series 99-17,
              Class PC .......................       785
     123    8.00%, 2/1/23, Pool #364544 ......       133
      37    9.00%, 2/1/23, Series 268, Class
              2, IO ..........................         9
     350    6.40%, 2/25/23, Series 93-223,
              Class B ........................       371
      24    6.00%, 5/25/23, Series 93-138,
              Class MB .......................        24
      49    0.00%, 8/25/23, Series G93-30,
              Class AB, PO ...................        49
     335    0.00%, 9/25/23, Series G93-37,
              Class D, PO ....................       327
      45    0.00%, 9/25/23, Series 93-205,
              Class D, PO ....................        44
      21    0.00%, 9/25/23, Series 93-228,
              Class E, PO ....................        21
     400    6.50%, 11/18/23, Series 97-74,
              Class PE .......................       408
     138    0.00%, 11/25/23, Series 93-225,
              Class MC, PO ...................       132
   4,000    6.90%, 11/25/23, Series 94-62,
              Class PH .......................     4,261

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
U.S. Government Agency Mortgages, continued:
Fannie Mae, continued:
 $ 4,000    6.15%, 12/25/23, Series 95-10,
              Class C ........................  $  4,166
     240    10.00%, 2/1/24, Pool #479469 .....       272
      53    6.50%, 3/25/24, Series 94-39,
              Class C ........................        55
     108    6.50%, 6/18/24, Series 97-58,
              Class PB .......................       110
      96    9.00%, 4/25/25, Series 95-W3,
              Class A ........................       106
     443    6.25%, 5/18/25, Series 98-2, Class
              KD .............................       448
      92    7.14%, 9/1/25, Pool #393799* .....        97
     170    7.00%, 2/18/27, Series 97-55,
              Class B ........................       180
     249    8.50%, 3/1/27, Pool #415460 ......       269
     567    9.50%, 7/1/28, Pool #457268 ......       629
                                                --------
                                                 173,240
                                                --------
Federal Home Loan Bank (4.3%):
     250    5.70%, 3/25/03 ...................       257
     235    6.02%, 4/10/03, Series VW03 ......       242
     350    5.69%, 6/19/03, Series 6G03 ......       362
     500    5.34%, 11/4/03 ...................       516
     170    5.30%, 11/17/03 ..................       175
     500    5.50%, 2/10/04 ...................       519
     500    5.50%, 2/24/04 ...................       519
     100    5.59%, 3/30/04 ...................       104
  19,000    4.88%, 4/16/04 ...................    19,651
  15,500    4.75%, 6/28/04 ...................    16,019
     800    7.99%, 1/19/05 ...................       889
                                                --------
                                                  39,253
                                                --------
Freddie Mac (12.9%):
      46    7.00%, 2/15/03, Series 1730, Class
              H ..............................        47
      64    7.00%, 8/15/03, Series 1880, Class
              G ..............................        66
     156    7.00%, 9/15/03, Series 1573, Class
              Pl .............................       160
     341    6.00%, 3/15/04, Series 1688, Class
              Q ..............................       349
      28    6.25%, 11/15/04, Series 1580,
              Class C ........................        28
     213    6.50%, 12/15/04, Series 2055 .....       218
   5,000    3.88%, 2/15/05, Pool #308203 .....     5,058
      50    7.00%, 3/15/05, Series 1213, Class
              K ..............................        50
      84    7.00%, 11/15/05, Series 1435,
              Class HC .......................        88
      70    9.00%, 12/1/05, Gold Pool
              #E00005 ........................        74

Continued

One Group Short-Term Bond Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       43
                                                                          Report

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
U.S. Government Agency Mortgages, continued:
Freddie Mac, continued:
 $   282    8.50%, 1/1/06, Gold Pool
              #G10003 ........................  $    297
      47    9.00%, 1/1/06, Gold Pool
              #E00012 ........................        50
     266    8.00%, 7/15/06, Series 1114, Class
              E ..............................       277
     102    5.50%, 9/1/06, Gold Pool
              #G40394 ........................       105
     119    8.00%, 10/1/06, Gold Pool
              #E00052 ........................       125
     200    7.50%, 11/15/06, Series 1170,
              Class H ........................       207
     113    7.50%, 12/1/06, Gold Pool
              #E00070 ........................       119
     502    7.00%, 3/1/07, Gold Pool
              #E34594 ........................       527
   1,000    7.00%, 3/15/07, Series 1211, Class
              L ..............................     1,060
     243    7.00%, 3/15/07, Series 1679, Class
              A ..............................       254
      46    8.00%, 3/15/07, Series 1276, Class
              J ..............................        46
     426    7.00%, 4/1/07, Gold Pool
              #E00087 ........................       448
     522    7.50%, 4/1/07, Gold Pool
              #E00084 ........................       551
   2,000    8.00%, 7/15/07, Series 1314, Class
              L ..............................     2,187
     217    7.50%, 8/1/07, Gold Pool
              #E00122 ........................       229
     166    0.00%, 8/15/07, Series 1338, Class
              Q, PO ..........................       157
      82    5.85%, 10/15/07, Series 1618,
              Class G ........................        84
     124    6.25%, 10/15/07, Series 1489,
              Class H ........................       128
     248    13.49%, 10/15/07, Series 1389,
              Class PS, IF* ..................       268
     115    7.50%, 11/1/07, Gold Pool
              #B70022 ........................       121
     642    7.50%, 11/1/07, Gold Pool
              #E00165 ........................       678
     207    3.45%, 11/15/07, Series 1417,
              Class FA* ......................       207
      60    6.00%, 11/15/07, Series 2103,
              Class PB .......................        60
     201    8.50%, 12/1/07, Pool #160034 .....       214
   1,800    7.00%, 12/15/07, Series 1445,
              Class L ........................     1,935
   1,237    7.50%, 1/1/08, Gold Pool
              #E43606 ........................     1,307

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
U.S. Government Agency Mortgages, continued:
Freddie Mac, continued:
 $   221    8.50%, 1/1/08, Pool #160037 ......  $    236
      21    5.60%, 1/15/08, Series 1587, Class
              GA .............................        21
      33    5.75%, 1/15/08, Series 1606, Class
              G ..............................        33
     515    8.50%, 2/1/08, Pool #10133 .......       537
     113    8.25%, 3/1/08, Pool #183500 ......       120
     458    5.50%, 4/15/08, Series 2108, Class
              PE .............................       466
     411    6.00%, 4/15/08, Series 1601, Class
              PH .............................       426
      29    6.00%, 4/15/08, Series 1625, Class
              K ..............................        29
      67    7.50%, 5/1/08, Pool #184286 ......        70
   5,959    6.50%, 5/15/08, Series 1539, Class
              PI .............................     6,258
     111    8.61%, 5/15/08, Series 1515, Class
              SA, IF* ........................       119
     239    5.50%, 6/15/08, Series 2128, Class
              PE .............................       243
     213    6.00%, 7/1/08, Gold Pool
              #E00227 ........................       221
   1,115    7.50%, 7/1/08, Gold Pool
              #G10126 ........................     1,172
   1,574    12.75%, 7/15/08, Series 1550,
              Class SC* ......................     1,722
   1,250    6.00%, 8/15/08, Series 1565, Class
              G ..............................     1,312
     841    6.00%, 8/15/08, Series 2134, Class
              PE .............................       861
     900    6.50%, 8/15/08, Series 1564, Class
              M ..............................       950
     289    9.00%, 8/15/08, Series 1565, Class
              OD .............................       311
     178    8.00%, 9/1/08, Pool #181387 ......       189
     157    6.50%, 9/15/08, Series 1587, Class
              H ..............................       165
     225    6.50%, 9/15/08, Series 1580, Class
              P ..............................       238
      48    15.33%, 9/15/08, Series 1580,
              Class SH, IF* ..................        52
     660    6.50%, 10/15/08, Series 1655,
              Class HB .......................       698
     750    6.00%, 11/15/08, Series 2142,
              Class CJ .......................       766
     600    6.00%, 11/15/08, Series 1612,
              Class PH .......................       632
   2,650    6.00%, 11/15/08, Series 1606,
              Class H ........................     2,775
     190    10.55%, 11/15/08, Series 1604,
              Class MB, IF* ..................       205

Continued

One Group Short-Term Bond Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       44
Report

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
U.S. Government Agency Mortgages, continued:
Freddie Mac, continued:
 $   163    11.09%, 11/15/08, Series 1612,
              Class SD, IF* ..................  $    177
     154    7.00%, 12/1/08, Gold Pool
              #G10569 ........................       162
     676    7.00%, 12/1/08, Gold Pool
              #E20065 ........................       715
   1,200    6.00%, 12/15/08, Series 1626,
              Class PT .......................     1,263
     123    6.00%, 12/15/08, Series 1625,
              Class O ........................       123
     495    6.00%, 12/15/08, Series 1693,
              Class H ........................       520
      63    9.00%, 12/15/08, Series 1625,
              Class SK, IF* ..................        64
     105    10.82%, 12/15/08, Series 1625,
              Class SG, IF* ..................       116
      76    16.97%, 12/15/08, Series 1660,
              Class SA, IF* ..................        87
     265    5.50%, 1/1/09, Gold Pool
              #E55220 ........................       273
     176    6.75%, 1/15/09, Series 1659, Class
              TZ .............................       189
      23    6.00%, 2/15/09, Series 1812, Class
              B ..............................        23
   3,277    6.00%, 3/15/09, Series 1693, Class
              Z ..............................     3,434
      57    6.00%, 3/15/09, Series 1697, Class
              D ..............................        58
   1,670    6.50%, 3/15/09, Series 1701, Class
              PH .............................     1,770
   3,899    8.75%, 5/1/09, Pool #555528 ......     4,165
     288    6.00%, 5/15/09, Series 2117, Class
              PB .............................       296
     101    6.50%, 6/1/09, Gold Pool
              #E58931 ........................       106
   2,745    6.25%, 7/1/09, Gold Pool
              #E60034 ........................     2,859
     114    6.00%, 8/1/09, Gold Pool
              #E60668 ........................       118
   1,175    7.50%, 8/1/09, Gold Pool
              #G10740 ........................     1,248
     778    8.00%, 9/1/09, Gold Pool
              #G10263 ........................       829
     121    9.00%, 9/1/09, Pool #181769 ......       131
      76    8.50%, 11/1/09, Pool #181328 .....        81
     438    8.00%, 1/1/10, Gold Pool
              #E00355 ........................       467
   1,476    8.00%, 2/1/10, Gold Pool
              #G10328 ........................     1,573
     184    8.00%, 4/1/10, Gold Pool
              #E00371 ........................       196

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
U.S. Government Agency Mortgages, continued:
Freddie Mac, continued:
 $   240    8.50%, 7/1/10, Pool #181312 ......  $    258
   1,293    7.50%, 9/1/10, Gold Pool
              #E62448 ........................     1,374
   2,044    7.00%, 10/1/10, Gold Pool
              #E61709 ........................     2,158
     474    8.25%, 1/1/11, Pool #251419 ......       501
     517    8.50%, 1/1/11, Pool #290543 ......       547
     290    6.50%, 2/1/11, Gold Pool
              #E62968 ........................       303
     191    6.50%, 4/15/11, Series 1838, Class
              H ..............................       202
     169    6.50%, 5/1/11, Gold Pool
              #E66451 ........................       177
   3,640    7.00%, 5/1/11, Gold Pool
              #E20241 ........................     3,843
      93    7.50%, 5/1/11, Pool #10579 .......        99
     399    8.75%, 5/1/11, Pool #555068 ......       419
     205    6.00%, 6/1/11, Gold Pool
              #B50257 ........................       213
     177    7.50%, 8/1/11, Gold Pool
              #E00445 ........................       187
     675    6.00%, 9/15/11, Series 2120, Class
              PH .............................       698
     104    7.50%, 11/1/11, Gold Pool
              #E00458 ........................       111
     721    5.85%, 11/15/11, Series 2146,
              Class QV .......................       745
      38    8.00%, 1/1/12, Gold Pool
              #G10652 ........................        40
   1,000    7.45%, 2/15/12, Series 1931, Class
              Y ..............................     1,072
     301    6.00%, 4/15/12, Series 2100, Class
              GA .............................       313
   1,642    7.00%, 11/15/12, Series 1871,
              Class H ........................     1,700
     500    7.00%, 4/15/13, Series 1702, Class
              TJ .............................       540
     141    6.50%, 7/1/13, Gold Pool
              #A01209 ........................       142
     338    2.83%, 12/15/13, Series 1641,
              Class FA .......................       342
   4,700    6.00%, 12/15/13, Series 1688-J ...     4,941
     735    8.00%, 6/1/14, Pool #548775 ......       751
   4,499    6.50%, 7/1/14, Gold Pool
              #E77962 ........................     4,685
     937    6.00%, 8/15/14, Series 2164, Class
              QB .............................       952
     168    6.00%, 6/15/15, Series 2132, Class
              BA .............................       172
     517    8.50%, 11/1/15, Gold Pool
              #D06775 ........................       544

Continued

One Group Short-Term Bond Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       45
                                                                          Report

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
U.S. Government Agency Mortgages, continued:
Freddie Mac, continued:
 $   895    6.00%, 1/15/17, Series 2165, Class
              PA .............................  $    922
      80    7.50%, 4/1/17, Pool #289349 ......        85
     844    7.50%, 7/1/17, Gold Pool
              #C90179 ........................       895
     507    8.25%, 8/1/17, Pool #555147 ......       540
     284    6.00%, 11/15/17, Series 2131,
              Class BA .......................       291
     158    8.00%, 12/1/18, Pool #306622 .....       169
     142    6.00%, 1/15/19, Series 1585, Class
              F ..............................       143
     239    9.30%, 3/15/19, Series 2, Class
              Z ..............................       266
      68    6.00%, 6/15/19, Series 1552, Class
              F ..............................        68
     192    6.50%, 7/1/19, Gold Pool
              #D93769 ........................       199
      61    6.00%, 7/15/19, Series 1592, Class
              G ..............................        61
     317    9.90%, 10/15/19, Series 17, Class
              I ..............................       336
     247    10.00%, 10/15/19, Series 16, Class
              D ..............................       262
     147    8.50%, 11/1/19, Pool #141856 .....       160
     419    6.40%, 11/15/19, Series 1836,
              Class E ........................       423
     152    9.25%, 11/15/19, Series 12, Class
              A ..............................       165
      52    6.00%, 12/15/19, Series 1666,
              Class E ........................        52
      83    6.25%, 2/15/20, Series 26, Class
              F ..............................        84
     263    9.50%, 2/15/20, Series 1559, Class
              VF .............................       279
     479    9.60%, 4/15/20, Series 23, Class
              F ..............................       512
     122    9.00%, 10/15/20, Series 1807,
              Class G ........................       131
      63    8.13%, 11/15/20, Series 81, Class
              A ..............................        65
     178    6.00%, 12/15/20, Series 2085,
              Class PG .......................       183
     196    8.60%, 1/15/21, Series 85, Class
              C ..............................       208
     271    9.50%, 1/15/21, Series 99, Class
              Z ..............................       291
       0    1066.21%, 2/15/21, Series 1045,
              Class G, HB ....................         6
     246    6.50%, 3/15/21, Series 1056, Class
              KZ .............................       253
      85    7.00%, 3/15/21, Series 1053, Class
              G ..............................        89
     298    6.50%, 4/15/21, Series 1574, Class
              G ..............................       309

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
U.S. Government Agency Mortgages, continued:
Freddie Mac, continued:
 $    35    5.75%, 5/15/21, Series 1611, Class
              F ..............................  $     35
     500    6.00%, 5/15/21, Series 2068, Class
              CG .............................       516
     349    6.50%, 5/15/21, Series 1683, Class
              D ..............................       365
      92    8.50%, 5/15/21, Series 1074, Class
              H ..............................        98
     283    9.00%, 5/15/21, Series 1082, Class
              C ..............................       314
     133    8.50%, 6/15/21, Series 1087, Class
              I ..............................       143
     417    8.25%, 8/15/21, Series 1125, Class
              Z ..............................       440
      42    4.50%, 9/15/21, Series 159, Class
              H ..............................        42
     491    9.00%, 9/15/21, Series 1141, Class
              G ..............................       530
      87    6.50%, 10/15/21, Series 189, Class
              D ..............................        90
     423    7.00%, 10/15/21, Series 1142,
              Class IA .......................       443
     175    0.00%, 11/15/21, Series 2033,
              Class PI, PO ...................       163
     500    3.50%, 11/15/21, Series 1584,
              Class HA .......................       492
     108    6.00%, 11/15/21, Series 1484,
              Class H ........................       109
     299    6.50%, 11/15/21, Series 1173,
              Class E ........................       311
      62    7.00%, 11/15/21, Series 1169,
              Class G ........................        65
     100    6.50%, 12/15/21, Series 1552,
              Class GB .......................       104
      30    7.00%, 1/15/22, Series 1437, Class
              G ..............................        30
      83    6.25%, 3/15/22, Series 1671, Class
              F ..............................        84
     950    6.25%, 4/15/22, Series 1610, Class
              PM .............................       998
   1,111    6.00%, 5/15/22, Series 1685, Class
              E ..............................     1,123
     280    3.20%, 11/15/22, Series 1424,
              Class F* .......................       279
     500    6.00%, 11/15/22, Series 1673,
              Class H ........................       525
     262    6.25%, 11/15/22, Series 1614,
              Class J ........................       273
   2,000    6.50%, 11/15/22, Series 1694,
              Class C ........................     2,112

Continued

One Group Short-Term Bond Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       46
Report

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
U.S. Government Agency Mortgages, continued:
Freddie Mac, continued:
 $   244    6.15%, 9/15/23, Series 2050, Class
              AD .............................  $    248
       3    13.41%, 1/15/24, Series 1666,
              Class S, IF* ...................         3
   2,063    8.50%, 9/15/24, Series 1754, Class
              Z ..............................     2,238
   5,353    8.50%, 4/15/25, Series 1779, Class
              Z ..............................     5,690
      66    6.40%, 9/1/25, Pool #846171* .....        68
     432    6.00%, 9/15/25, Series 2160, Class
              D ..............................       447
      44    7.36%, 10/1/25, Pool #325081* ....        46
     164    6.50%, 10/1/26, Pool #785652* ....       168
     915    6.11%, 1/1/27, Pool #611141* .....       937
     130    6.53%, 1/1/27, Pool #786211* .....       139
      47    6.09%, 10/1/27, Pool #374732* ....        49
   1,155    6.37%, 12/1/27, Pool #846774* ....     1,190
     968    7.49%, 9/25/29, Series T-20, Class
              A6 .............................     1,042
                                                --------
                                                 117,074
                                                --------
Government National Mortgage Assoc. (1.8%):
       1    9.00%, 10/15/02, Pool #229569 ....         1
       3    8.00%, 6/15/05, Pool #28827 ......         3
       2    9.00%, 9/15/05, Pool #292569 .....         2
      13    9.00%, 10/15/05, Pool #292589 ....        13
       2    8.00%, 7/15/06, Pool #307231 .....         2
      13    8.00%, 8/15/06, Pool #311166 .....        14
      17    8.00%, 9/15/06, Pool #311301 .....        19
     136    9.00%, 9/15/06, Pool #780270 .....       141
      63    8.00%, 10/15/06, Pool #316915 ....        67
      44    8.00%, 11/15/06, Pool #312210 ....        47
      13    8.00%, 11/15/06, Pool #311131 ....        14
      30    8.00%, 11/15/06, Pool #313528 ....        32
      21    8.00%, 11/15/06, Pool #316671 ....        22
      15    8.00%, 11/15/06, Pool #315078 ....        16
      47    8.00%, 12/15/06, Pool #311384 ....        50
      16    8.00%, 1/15/07, Pool #317663 .....        17
      88    8.00%, 2/15/07, Pool #316086 .....        94
      30    8.00%, 3/15/07, Pool #318825 .....        32
      24    8.00%, 3/15/07, Pool #178684 .....        26

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
U.S. Government Agency Mortgages, continued:
Government National Mortgage Assoc., continued:
 $    20    8.00%, 4/15/07, Pool #316441 .....  $     21
      21    8.00%, 10/15/07, Pool #020981 ....        22
      40    8.00%, 10/15/07, Pool #018954 ....        43
      50    8.00%, 12/15/07, Pool #019083 ....        54
      14    8.00%, 12/15/07, Pool #020290 ....        15
      57    9.00%, 1/15/08, Pool #780182 .....        57
     408    6.50%, 7/15/08, Pool #364282 .....       430
      83    6.50%, 7/20/08, Pool #1287 .......        87
     254    6.50%, 12/15/08, Pool #364290 ....       267
     147    7.00%, 1/15/09, Pool #372773 .....       156
     225    8.00%, 9/15/09, Pool #400089 .....       240
   1,066    9.00%, 9/15/09, Pool #780072 .....     1,156
     231    9.00%, 3/15/10, Pool #780457 .....       251
      52    6.63%, 11/20/15, Pool #8080* .....        54
      53    5.38%, 1/20/16, Pool #8092* ......        55
      46    4.88%, 3/20/16, Pool #8110* ......        48
      97    6.75%, 8/20/16, Pool #8150* ......       100
      71    6.38%, 5/20/17, Pool #8224 .......        73
      71    6.75%, 9/20/17, Pool #8263* ......        74
      47    6.63%, 10/20/17, Pool #8276* .....        48
      59    6.63%, 12/20/17, Pool #8296* .....        61
      65    6.63%, 12/20/17, Pool #8293* .....        67
      51    6.38%, 4/20/18, Pool #8342* ......        52
      83    6.75%, 8/20/18, Pool #8393* ......        86
     366    12.00%, 11/15/19, Pool #780149 ...       432
     425    6.38%, 5/20/20, Pool #8642* ......       435
     246    9.50%, 7/15/20, Pool #293363 .....       276
     114    6.38%, 5/20/21, Pool #8785* ......       117
      40    7.25%, 8/20/21, Pool #8823* ......        42
     117    5.38%, 3/20/22, Pool #8938* ......       120
     406    9.50%, 3/15/23, Pool #780010 .....       455
     250    6.00%, 6/20/23, Series 98-14,
              Class PD .......................       258
     119    9.00%, 9/15/24, Pool #403964 .....       131
     383    9.50%, 12/15/24, Pool #780831 ....       430
     342    8.50%, 3/20/25, Pool #1974 .......       368
     293    8.50%, 4/15/25, Pool #780010 .....       318
     390    8.50%, 4/20/25, Pool #1989 .......       420
   1,233    6.63%, 11/20/25, Pool #8746* .....     1,276
   3,893    9.50%, 12/15/25, Pool #780965 ....     4,366

Continued

One Group Short-Term Bond Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       47
                                                                          Report

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
U.S. Government Agency Mortgages, continued:
Government National Mortgage Assoc., continued:
 $   565    5.38%, 1/20/26, Pool #8790* ......  $    575
     667    8.00%, 9/20/26, Pool #2285 .......       710
      54    9.00%, 10/15/26, Pool #423946 ....        59
     136    7.75%, 10/16/26, Series 00-22,
              Class TE .......................       137
      96    5.38%, 1/20/27, Pool #80033* .....        98
      51    5.38%, 3/20/27, Pool #80053* .....        52
     200    8.00%, 10/20/27, Pool #2499 ......       213
      78    8.00%, 12/20/27, Pool #2525 ......        83
      38    5.38%, 1/20/28, Pool #80152* .....        39
     150    8.00%, 6/15/28, Pool #444095 .....       160
      91    8.00%, 8/15/28, Pool #472198 .....        97
     603    7.50%, 9/20/28, Pool #2646 .......       636
                                                --------
                                                  16,432
                                                --------
  Total U.S. Government Agency Mortgages         345,999
                                                --------
U.S. Government Agency Securities (0.3%):
Federal Farm Credit Bank (0.0%):
     300    5.87%, 1/21/03 ...................       306
                                                --------
Government Trust Certificate (0.3%):
     425    0.00%, 11/15/02 ..................       423
     250    0.00%, 11/15/02 ..................       248
     408    0.00%, 11/15/02 ..................       405
     229    0.00%, 5/15/03 ...................       224
     510    0.00%, 11/15/03 ..................       494
     216    0.00%, 11/15/03 ..................       209
                                                --------
                                                   2,003
                                                --------
  Total U.S. Government Agency Securities          2,309
                                                --------

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
U.S. Treasury Obligations (27.0%):
U.S. Treasury Inflation Protected Bonds (1.0%):
 $ 1,122    3.63%, 7/15/02 ...................  $  1,123
   3,403    3.38%, 1/15/07 ...................     3,540
   1,112    3.63%, 1/15/08 ...................     1,165
   3,000    3.88%, 1/15/09 ...................     3,491
                                                --------
                                                   9,319
                                                --------
U.S. Treasury Notes (25.2%):
   4,000    3.63%, 3/31/04 ...................     4,063
  64,250    7.25%, 5/15/04 ...................    69,514
   4,000    6.00%, 8/15/04 ...................     4,251
  20,000    7.25%, 8/15/04 ...................    21,759
  20,000    5.88%, 11/15/04 ..................    21,263
  85,800    7.88%, 11/15/04 ..................    95,113
   5,000    7.50%, 2/15/05 ...................     5,537
   5,800    10.38%, 11/15/09 .................     6,736
                                                --------
                                                 228,236
                                                --------
U.S. Treasury STRIPS (0.8%):
   7,890    8/15/05 ..........................     7,058
                                                --------
  Total U.S. Treasury Obligations                244,613
                                                --------
Investment Companies (1.1%):
   9,611    One Group Government Money Market
              Fund, Class I ..................     9,611
                                                --------
  Total Investment Companies                       9,611
                                                --------
Total (Cost $880,274)(a)                        $902,101
                                                ========

------------
Percentages indicated are based on net assets of $907,022.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $23,380
                   Unrealized depreciation......................   (1,553)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $21,827
                                                                  =======

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c) Defaulted security.

Amounts shown as 0 rounded to less than 1,000.

 * The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect as of June 30, 2002.
See notes to financial statements.

ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       48
Report

One Group Intermediate Bond Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
(Amounts in thousands)

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Asset Backed Securities (4.3%):
 $ 4,500    Advanta Mortgage Loan Trust,
              Series 98-1, Class A5, 6.60%,
              3/25/28 ......................  $    4,655
   3,333    Aesop Funding II, Series 97-1,
              Class A2, 6.40%, 10/20/03 ....       3,358
   1,877    Americredit Automobile
              Receivables Trust, Series
              99-A, Class A4, 5.88%,
              12/12/05 .....................       1,910
   2,000    Americredit Automobile
              Receivables Trust, Series
              01-D, Class A4, 4.41%,
              11/12/08 .....................       2,017
   3,000    Americredit Automobile
              Receivables Trust, Series
              02-A, Class A4, 4.61%,
              1/12/09 ......................       3,049
      11    Arcadia Automobile Receivables
              Trust, Series 99-C, Class A2,
              6.90%, 12/15/03 ..............          11
   1,300    Capital One Auto Finance Trust,
              Series 01-A, Class A4, 5.40%,
              5/15/08 ......................       1,357
   4,250    Citibank Credit Card Issuance
              Trust, Series 02-C2, Class C2,
              6.95%, 2/18/14 ...............       4,351
   4,300    Conseco Finance, Series 01-B,
              Class 1M1, 7.27%, 6/15/32 ....       4,553
     169    EQCC Home Equity Loan Trust,
              Series 96-4, Class A6, 6.88%,
              7/15/14 ......................         170
   1,000    Fleet Credit Card Master Trust,
              Series 96-A, Class A1, 6.00%,
              11/15/05 .....................       1,024
   3,000    Ford Credit Auto Owner Trust,
              Series 00-G, Class A4, 6.62%,
              7/15/04 ......................       3,074
   3,000    Ford Credit Auto Owner Trust,
              Series 00-F, Class A3, 6.58%,
              11/15/04 .....................       3,154
   2,000    Green Tree Financial Corp.,
              Series 93-2, Class B, 8.00%,
              7/15/18 ......................       1,850
   1,482    Green Tree Recreational,
              Equipment & Consulting, Series
              97-D, Class A1HE, 6.90%,
              3/15/29 ......................       1,561
   1,350    Household Automotive Trust,
              Series 00-1, Class A4, 7.48%,
              12/18/06 .....................       1,431
   3,000    MBNA Credit Card Master Trust,
              Series 02, Class C1, 6.80%,
              7/15/14 ......................       3,045
   2,000    MBNA Master Credit Card Trust,
              Series 00-D, Class C, 8.40%,
              9/15/09 (b) ..................       2,230

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Asset Backed Securities, continued:
 $   496    Merrill Lynch, Inc., Series
              144-S, 7.43%, 7/25/24 ........  $      497
     712    Onyx Acceptance Auto Trust,
              Series 99-C, Class A4, 6.76%,
              5/15/04 ......................         731
     271    Premier Auto Trust, Series 98-5,
              Class A4, 5.19%, 4/8/03 ......         271
     333    Sears Credit Account Master
              Trust, Series 96-4, Class A,
              6.45%, 10/16/06 ..............         336
   4,325    SLM Student Loan Trust, Series
              99-1, Class A1T, 2.58%,
              4/25/08* .....................       4,358
     812    Structured Asset Mortgage
              Investments, Inc., Series
              98-8, Class 3A4, 6.50%,
              7/25/13 ......................         843
   2,379    Structured Mortgage Asset
              Residential Trust, Series
              93-2A, Class AE, 7.60%,
              3/25/09 ......................       2,483
   1,738    Team Fleet Financing Corp.,
              Series 97-1, Class A, 7.35%,
              5/15/03 (b) ..................       1,740
   3,000    Textron Financial Corp.,
              Receivables Trust, Series
              00-C, Class A2, 6.40%, 6/15/11
              (b) ..........................       3,166
   4,250    Textron Financial Corp.,
              Receivables Trust, Series
              00-C, Class A3, 6.61%, 2/15/15
              (b) ..........................       4,346
     750    Union Acceptance Corp., Series
              00-D, Class B, 8.25%,
              7/8/08 .......................         821
   2,199    WFS Financial Owner Trust,
              Series 00-D, Class A3, 6.83%,
              7/20/05 ......................       2,251
   2,250    WFS Financial Owner Trust,
              Series 02-1, Class A4A, 4.87%,
              9/20/09 ......................       2,311
   2,000    WFS Financial Owner Trust,
              Series 02-2, Class A4, 4.50%,
              2/20/10 ......................       2,022
                                              ----------
  Total Asset Backed Securities                   68,976
                                              ----------
Collateralized Mortgage Obligations (6.6%):
     482    ABN AMRO Mortgage Corp., Series
              00-3, Class 2A2, 7.15%,
              11/25/30 .....................         484
   2,021    Bank of America Mortgage
              Securities, Series 01-1, Class
              A24, 6.63%, 2/25/31 ..........       2,071
     436    BHN Mortgage Fund, Series 97-1,
              Class A2, 7.92%, 7/25/09
              (b) ..........................          44

Continued

One Group Intermediate Bond Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       49
                                                                          Report

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Collateralized Mortgage Obligations, continued:
 $ 2,713    Chase Mortgage Finance Corp.,
              Series 99-S8, Class A12,
              21.03%, 7/25/29, IF* .........  $    2,993
   3,930    Chase Mortgage Finance Corp.,
              Series 00-55, Class A3, 7.75%,
              6/25/30 ......................       4,084
   2,000    Chase Mortgage Finance Corp.,
              Series 00-S8, Class A6, 7.75%,
              11/25/30 .....................       2,106
   1,140    Citicorp Mortgage Securities,
              Inc., Series 95-2, Class A7,
              7.50%, 4/25/25 ...............       1,180
      91    Collateralized Mortgage
              Securities Corp., Series 88-2,
              Class B, 8.80%, 4/20/19 ......          94
   1,287    Countrywide Funding Corp.,
              Series 93-11, Class A11,
              12.45%, 2/25/09, IF* .........       1,418
   5,000    Countrywide Home Loans, Series
              98-14, Class A4, 6.50%,
              9/25/13 ......................       5,182
   1,030    Countrywide Home Loans, Series
              98-2, Class A2, 6.25%,
              3/25/28 ......................       1,036
     760    Countrywide Home Loans, Series
              98-18, Class 2A4, 6.75%,
              11/25/28 .....................         781
   1,000    Countrywide Home Loans, Series
              98-18, Class 2A3, 6.75%,
              11/25/28 .....................       1,023
     800    Countrywide Mortgage Securities
              Corp., Series 94-I, Class A6,
              6.25%, 7/25/09 ...............         812
   1,225    CS First Boston Mortgage
              Securities Corp., Series 97-2,
              Class A, 7.50%, 6/25/20
              (b) ..........................       1,271
   2,250    GE Capital Mortgage Services,
              Inc., Series 94-17, Class A6,
              7.00%, 5/25/24 ...............       2,321
   1,074    Headlands Mortgage Securities,
              Inc., Series 97-6, Class AII1,
              6.75%, 12/25/12 ..............       1,093
   5,000    Impac Secured Assets Common
              Owner Trust, Series 00-1,
              Class A8, 8.15%, 4/25/30 .....       5,371
   5,000    JP Morgan Commercial Mortgage
              Finance Corp., Series 96-C2,
              Class B, 6.80%, 11/25/27 .....       5,327
   2,000    JP Morgan Commerical Mortgage
              Finance Corp., Series 97-C4,
              Class B, 7.53%, 12/26/28 .....       2,192

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Collateralized Mortgage Obligations, continued:
 $ 5,000    MLMI, Series 97-C2, Class A2,
              6.54%, 12/10/29 ..............  $    5,331
       1    Morgan Stanley Mortgage Trust,
              Series 35, Class 2, 2761.00%,
              4/20/21, HB, IF* .............         140
       1    Morgan Stanley Mortgage Trust,
              Series 37, Class 2, 2668.40%,
              7/20/21, HB, IF* .............          95
     104    Morgan Stanley Mortgage Trust,
              Series 39, Class 3, 0.00%,
              12/20/21, PO .................          91
   4,000    Mortgage Capital Funding, Inc.,
              Series 96-MC2, Class A3,
              7.01%, 9/20/06 ...............       4,302
     342    Norwest Asset Securities Corp.,
              Series 97-18, Class A1, 6.75%,
              12/25/27 .....................         348
   1,459    Norwest Asset Securities Corp.,
              Series 99-20, Class A13,
              6.75%, 8/25/29 ...............       1,473
       7    Paine Webber CMO Trust, Series
              H, Class 4, 8.75%, 4/1/18 ....           7
   3,041    PNC Mortgage Securities Corp.,
              Series 98-1, Class 5A7, 7.17%,
              2/25/28* .....................       3,065
   1,597    Prudential Home Mortgage
              Securities, Series 92-9, Class
              A5, 7.50%, 5/25/07 ...........       1,595
   3,450    Prudential Home Mortgage
              Securities, Series 93-45,
              Class A3, 6.75%, 11/25/08 ....       3,526
   1,190    Prudential Home Mortgage
              Securities, Series 93-50,
              Class A11, 8.75%, 11/25/23,
              IF ...........................       1,253
   1,580    Residential Accredit Loans,
              Inc., Series 96-QS3, Class
              AI-11, 7.75%, 6/25/26 ........       1,634
   2,000    Residential Accredit Loans,
              Inc., Series 00-QS14, Class
              A4, 7.75%, 12/25/30 ..........       2,063
   2,241    Residential Accredit Loans,
              Inc., Series 00-QS14, Class
              NB4, 7.75%, 12/25/30 .........       2,344
   4,024    Residential Accredit Loans,
              Inc., Series 01-QS16, Class
              A6, 6.25%, 11/25/31 ..........       4,040
   2,084    Residential Funding Mortgage
              Securities I, Inc., Series
              94-S8, Class A6, 6.00%,
              3/25/09 ......................       2,137
   2,000    Residential Funding Mortgage
              Securities I, Inc., Series
              00-S11, Class A3, 7.75%,
              9/25/30 ......................       2,071

Continued

One Group Intermediate Bond Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       50
Report

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Collateralized Mortgage Obligations, continued:
 $ 5,000    Residential Funding Mortgage
              Securities I, Inc., Series
              01-S13, Class A6, 7.75%,
              10/25/30 .....................  $    5,189
     139    Rural Housing Trust, Series
              87-1, Class 3B, 7.33%,
              4/1/26 .......................         146
   4,000    The Equitable Life Assurance
              Society of the US, Series 174,
              Class A1, 7.24%, 5/15/06
              (b) ..........................       4,341
   6,195    Vendee Mortgage Trust, Series
              94-1, Class 1, 5.63%,
              2/15/24 ......................       5,938
   1,647    Vendee Mortgage Trust, Series
              96-2, Class 1Z, 6.75%,
              6/15/26 ......................       1,722
   5,960    Vendee Mortgage Trust, Series
              97-1, Class 2Z, 7.50%,
              2/15/27 ......................       6,318
   3,022    Wells Fargo Capital Markets,
              Series APT, Class 1, 6.56%,
              12/29/05 (b) .................       3,090
   2,360    Wells Fargo Mortgage Backed
              Securities Trust, Series 00-5,
              Class A5, 7.75%, 9/25/30 .....       2,383
                                              ----------
  Total Collateralized Mortgage Obligations      105,525
                                              ----------
Corporate Bonds (20.7%):
Aerospace & Defense (0.1%):
   1,545    BAE Systems 2001 Asset Trust,
              7.16%, 12/15/11 (b) ..........       1,651
Airlines (1.3%):
   1,795    Delta Airlines, Inc., Series
              01-1, 6.62%, 3/18/11 .........       1,849
   2,250    Delta Airlines, Inc., Series
              02-1, 6.42%, 7/2/12 ..........       2,316
     600    Northwest Airlines, Inc., Series
              01-1, Class B, 7.69%,
              4/1/17 .......................         610
     600    Northwest Airlines, Inc., 7.04%,
              4/1/22 .......................         602
     851    Southwest Airlines Co., 5.10%,
              5/1/06 .......................         869
   1,625    Southwest Airlines Co., Series
              A2, 5.50%, 11/1/06 ...........       1,664
   1,000    U.S. Airways, Inc., Series
              00-2G, 8.02%, 2/5/19 .........       1,058
   3,388    U.S. Airways, Inc., Series
              00-3G, 7.89%, 3/1/19 .........       3,561
   1,374    U.S. Airways, Inc., Series 01-1,
              7.08%, 3/20/21 ...............       1,407
     600    United Airlines, Inc., Series
              00-1, Class A2, 7.73%,
              7/1/10 .......................         565
   1,669    United Airlines, Inc., Series
              00-2, Class A2, 7.19%,
              4/1/11 .......................       1,564
   2,543    United Airlines, Inc., Series
              01-1, Class A2, 6.07%,
              3/1/13 .......................       2,393

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Corporate Bonds, continued:
Airlines, continued:
 $ 2,658    United Airlines, Inc., Series
              00-1, Class A1, 7.78%,
              1/1/14 .......................  $    2,567
                                              ----------
                                                  21,025
                                              ----------
Automotive (0.4%):
   3,164    Daimler Chrysler AG, 6.66%,
              1/8/05 .......................       3,251
   1,600    Daimler Chrysler NA Holdings,
              7.40%, 1/20/05 ...............       1,693
   1,255    General Motors Corp., 7.20%,
              1/15/11 ......................       1,280
                                              ----------
                                                   6,224
                                              ----------
Banking, Finance & Insurance (12.0%):
     200    ABN AMRO Bank NV, Chicago,
              7.25%, 5/31/05 ...............         217
     700    Ameritech Capital Funding,
              6.15%, 1/15/08 ...............         738
   1,000    Associates Corp., 6.00%,
              4/15/03 ......................       1,030
   1,750    Associates Corp., 5.75%,
              11/1/03 ......................       1,819
     300    Associates Corp., 6.63%,
              6/15/05 ......................         322
   1,000    Associates Corp., 6.38%,
              11/15/05 .....................       1,071
   5,475    Associates Corp., 8.15%,
              8/1/09 .......................       6,184
   1,700    Athena Neuro Financial L.L.C.,
              7.25%, 2/21/08 ...............       1,471
   7,750    Bank of America Corp., 7.80%,
              2/15/10 ......................       8,685
   1,500    Bear Stearns Co., Inc., 6.25%,
              7/15/05 ......................       1,591
   1,500    Boeing Capital Corp., 6.36%,
              7/15/05 ......................       1,590
   1,500    Capital One Bank, 8.25%,
              6/15/05 ......................       1,566
   2,500    Chase Manhattan Corp., 7.13%,
              6/15/09 ......................       2,688
     250    Citicorp, 6.75%, 8/15/05 .......         271
   8,100    Credit Suisse First Boston
              (USA), Inc., 6.13%,
              11/15/11 .....................       7,971
   5,000    Firstar Bank N.A., 7.13%,
              12/1/09 ......................       5,469
   1,500    Ford Motor Credit Co., 6.63%,
              6/30/03 ......................       1,540
   4,250    Ford Motor Credit Co., 6.13%,
              3/20/04 ......................       4,337
   6,750    Ford Motor Credit Co., 6.88%,
              2/1/06 .......................       6,911

Continued

One Group Intermediate Bond Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       51
                                                                          Report

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Corporate Bonds, continued:
Banking, Finance & Insurance, continued:
 $ 2,000    Ford Motor Credit Co., 5.80%,
              1/12/09 ......................  $    1,883
   6,700    Ford Motor Credit Co., 7.38%,
              10/28/09 .....................       6,948
   4,000    Ford Motor Credit Co., 7.25%,
              10/25/11 .....................       4,026
     266    GE Capital Corp., 7.88%,
              12/1/06 ......................         300
   3,500    GE Capital Corp., 5.38%,
              3/15/07 ......................       3,583
   3,000    GE Capital Corp., 6.00%,
              6/15/12 ......................       2,991
   7,000    GMAC, 6.38%, 1/30/04 ...........       7,255
   2,000    GMAC, 6.85%, 6/17/04 ...........       2,092
   4,600    GMAC, 6.13%, 9/15/06 ...........       4,669
   4,600    GMAC, 7.25%, 3/2/11 ............       4,704
   5,000    Goldman Sachs Group LP, 6.88%,
              1/15/11 ......................       5,192
   1,500    Goldman Sachs Group LP, 6.60%,
              1/15/12 ......................       1,531
   1,750    Household Automotive Trust,
              7.43%, 4/17/07 ...............       1,867
     900    Household Finance Corp., 7.63%,
              1/15/03 ......................         925
   1,000    Household Finance Corp., 7.20%,
              7/15/06 ......................       1,050
   1,000    Household Finance Corp., 6.50%,
              11/15/08 .....................       1,004
   7,000    Household Finance Corp., 5.88%,
              2/1/09 .......................       6,734
   3,450    Household Finance Corp., 8.00%,
              7/15/10 ......................       3,649
   1,400    Household Finance Corp., 6.75%,
              5/15/11 ......................       1,380
     100    Inter-American Development Bank,
              8.40%, 9/1/09 ................         119
   2,000    Jackson National Life Global,
              6.13%, 5/30/12 (b) ...........       2,042
   2,250    Lehman Brothers Holdings, Inc.,
              6.63%, 1/18/12 ...............       2,286
   6,000    Liberty Mutual Insurance, 8.20%,
              5/4/07 (b) ...................       6,460
   2,000    Marshall & Ilsley Corp., 5.75%,
              9/1/06 .......................       2,071
   5,000    MBNA Corp., 2.62%, 5/23/03* ....       4,974
   4,000    Metropolitan Life Insurance Co.,
              7.00%, 11/1/05 (b) ...........       4,289
   1,500    MGIC Investment Corp., 6.00%,
              3/15/07 ......................       1,563

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Corporate Bonds, continued:
Banking, Finance & Insurance, continued:
 $   170    Midland Bank, 8.63%, 12/15/04 ..  $      189
   1,600    Monumental Global Funding,
              5.20%, 1/30/07 (b) ...........       1,628
   4,600    Morgan Stanley Dean Witter,
              6.60%, 4/1/12 ................       4,696
   4,100    Morgan Stanley Dean Witter and
              Co., 6.75%, 4/15/11 ..........       4,225
   9,685    National Rural Utilities, 6.00%,
              5/15/06 ......................       9,960
     600    Nationwide Financial Services,
              6.25%, 11/15/11 ..............         612
     100    Norwest Financial, Inc., 7.00%,
              1/15/03 ......................         102
   1,000    Norwest Financial, Inc., 7.20%,
              4/1/04 .......................       1,066
   4,000    Prime Property Funding II,
              6.80%, 8/15/02 (b) ...........       4,017
   2,500    Principal Life Global Funding,
              6.25%, 2/15/12 (b) ...........       2,566
      72    Private Exempt Funding, 5.65%,
              3/15/03 ......................          73
   5,000    Rental Car Finance Corp., 6.45%,
              8/25/05 ......................       5,158
     570    Toyota Motor Credit Corp.,
              5.63%, 11/13/03 ..............         591
   2,400    Tyco Capital Corp., 6.50%,
              2/7/06 .......................       2,329
   5,000    U.S. Bancorp, 6.50%, 2/1/08 ....       5,348
   3,500    Wachovia Corp., 4.95%,
              11/1/06 ......................       3,531
   1,000    Washington Mutual Finance,
              6.88%, 5/15/11 ...............       1,052
   3,100    Wells Fargo Bank, 7.55%,
              6/21/10 ......................       3,459
                                              ----------
                                                 191,660
                                              ----------
Ecological Services & Equipment (0.1%):
   2,250    Honeywell International, 5.13%,
              11/1/06 ......................       2,271
                                              ----------
Energy (0.2%):
   2,700    Constellation Energy Group,
              6.35%, 4/1/07 ................       2,800
                                              ----------
Governments (Foreign) (0.2%):
   3,000    Province of Quebec, 5.75%,
              2/15/09 ......................       3,132
                                              ----------
Industrial Goods & Services (1.4%):
     600    Abitibi Consolidated, Inc.,
              8.55%, 8/1/10 ................         627

Continued

One Group Intermediate Bond Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       52
Report

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Corporate Bonds, continued:
Industrial Goods & Services, continued:
 $   100    American Home Products Corp.,
              6.50%, 10/15/02 ..............  $      101
   5,000    Cox Radio, Inc., 6.38%,
              5/15/05 ......................       5,031
   4,050    Enron Corp., 6.75%, 7/1/05
              (c) ..........................           0
   4,000    Oracle Corp., 6.72%, 2/15/04 ...       4,202
   1,450    Tennessee Gas Pipeline, 7.00%,
              3/15/27 ......................       1,449
   5,000    Thomas & Betts, Series MTN,
              6.29%, 2/13/03 (b) ...........       4,866
   1,250    Tyco International Group, 6.75%,
              2/15/11 ......................         972
   1,500    Tyco International Group, 6.38%,
              10/15/11 .....................       1,150
   4,000    Tyco International Group SA,
              6.25%, 6/15/03 ...............       3,481
     800    Weyerhaeuser Co., 6.13%, 3/15/07
              (b) ..........................         824
     200    Weyerhaeuser Co., 6.75%, 3/15/12
              (b) ..........................         207
                                              ----------
                                                  22,910
                                              ----------
Leasing (0.3%):
   4,250    International Lease Finance
              Corp., 5.85%, 11/25/03 .......       4,402
                                              ----------
Multimedia (0.5%):
   1,100    AOL Time Warner Entertainment,
              10.15%, 5/1/12 ...............       1,258
   1,000    AOL Time Warner, Inc., 5.63%,
              5/1/05 .......................         982
   2,125    AOL Time Warner, Inc., 8.18%,
              8/15/07 ......................       2,265
   1,400    AOL Time Warner, Inc., 7.48%,
              1/15/08 ......................       1,445
   1,425    Comcast Cable Communications,
              8.13%, 5/1/04 ................       1,476
                                              ----------
                                                   7,426
                                              ----------
Real Estate (0.1%):
   2,250    EOP Operating LP, 6.75%,
              2/15/12 ......................       2,333
                                              ----------
Telecommunications (2.6%):
     500    AT&T Corp., 7.00%, 5/15/05 .....         455
     750    AT&T Wireless Services, Inc.,
              7.50%, 5/1/07 ................         646
     600    AT&T Wireless Services, Inc.,
              7.88%, 3/1/11 ................         485
   1,000    Bellsouth Telecommunications,
              5.00%, 10/15/06 ..............       1,009
   1,277    Bellsouth Telecommunications,
              6.30%, 12/15/15 ..............       1,296

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Corporate Bonds, continued:
Telecommunications, continued:
 $ 4,100    British Telecom PLC, 8.38%,
              12/15/10 .....................  $    4,470
     700    Cox Communications, Inc., 6.88%,
              6/15/05 ......................         696
     900    Cox Communications, Inc., 7.75%,
              11/1/10 ......................         857
   4,960    France Telecom, 8.25%,
              3/1/11 .......................       4,537
     870    New York Telephone VZ, 6.00%,
              4/15/08 ......................         868
   2,000    Nynex Capital Funding, 8.23%,
              10/15/09 .....................       2,211
   4,750    Qwest Capital Funding Corp.,
              7.00%, 8/3/09 ................       2,660
   1,250    Sprint Capital Corp., 7.13%,
              1/30/06 ......................       1,001
   5,350    Sprint Capital Corp., 6.00%,
              1/15/07 ......................       4,172
     900    Sprint Capital Corp., 8.38%,
              3/15/12 (b) ..................         747
   3,700    TCI Communications, Inc., 9.80%,
              2/1/12 .......................       4,034
   1,400    Telus Corp., 8.00%, 6/1/11 .....       1,165
   1,600    U.S. West Capital Funding, Inc.,
              6.25%, 7/15/05 ...............         984
   5,250    Verizon Global Funding Corp.,
              7.25%, 12/1/10 ...............       5,310
   2,000    Verizon New England, Inc.,
              6.50%, 9/15/11 ...............       1,960
   1,000    Verizon New York, Inc., 6.88%,
              4/1/12 .......................         997
   1,600    WorldCom, Inc., 6.50%, 5/15/04
              (c) ..........................         264
   6,100    WorldCom, Inc., 7.38%, 1/15/06
              (b)(c) .......................       1,007
     700    WorldCom, Inc., 8.25%, 5/15/10
              (c) ..........................         109
                                              ----------
                                                  41,940
                                              ----------
Transportation (0.3%):
   4,780    Federal Express Corp., Series
              98-1A, 6.72%, 1/15/22 ........       4,953
                                              ----------
Utilities (1.2%):
     800    American Electric Power Co.,
              Series A, 6.13%, 5/15/06 .....         816
   5,000    Avon Energy Partners, 7.05%,
              12/11/07 (b) .................       5,052
   1,600    Dominion Resources, Inc., 6.25%,
              6/30/12 ......................       1,602
   1,032    National Rural Utilities, 7.30%,
              9/15/06 ......................       1,109

Continued

One Group Intermediate Bond Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       53
                                                                          Report

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Corporate Bonds, continued:
Utilities, continued:
 $ 6,000    Ohio Power, 6.73%, 11/1/04 .....  $    6,324
   1,120    Ohio Valley Electric Co., 5.94%,
              2/12/06 (b) ..................       1,168
     630    Public Service Electric & Gas
              Utilities, 6.13%, 8/1/02 .....         632
   2,455    Ras Laffan Gas, 7.63%, 9/15/06
              (b) ..........................       2,596
      75    Virginia Electric & Power Co.,
              5.38%, 2/1/07 ................          76
                                              ----------
                                                  19,375
                                              ----------
  Total Corporate Bonds                          332,102
                                              ----------
U.S. Government Agency Mortgages (48.4%):
Fannie Mae (19.4%):
     230    7.00%, 9/18/03, Series 97-13,
              Class CB .....................         235
      42    10.00%, 5/25/04, Series 89-26,
              Class D ......................          44
  10,402    6.88%, 9/1/05, Pool #73192 .....      11,127
       0    758.75%, 1/25/06, Series 91-4,
              Class N, HB ..................           3
       0    908.75%, 3/25/06, Series 91-20,
              Class M, HB ..................           2
   7,266    6.95%, 4/1/06, Pool #73429 .....       7,836
       0    1008.00%, 4/25/06, Series 91-33,
              Class J, HB ..................           6
     315    0.00%, 9/25/06, Series 96-46,
              Class PE, PO .................         300
     109    7.00%, 1/1/07, Pool #145771 ....         115
     750    7.25%, 4/25/07, Series 92-44,
              Class K ......................         797
      11    0.00%, 2/25/08, Series 96-24,
              Class K, PO ..................          11
   1,000    6.50%, 2/25/08, Series 93-18,
              Class PK .....................       1,065
   2,236    2.84%, 5/25/08, Series 93-55,
              Class FA* ....................       2,253
     372    3.52%, 5/25/08, Series 93-63,
              Class FD* ....................         371
     847    3.62%, 5/25/08, Series 93-72,
              Class F* .....................         850
     449    3.62%, 8/25/08, Series 93-129,
              Class FE* ....................         448
     177    5.66%, 8/25/08, Series 93-209,
              Class KB .....................         179
     531    11.22%, 8/25/08, Series 93-134,
              Class SA, IF* ................         551
   1,658    0.00%, 9/25/08, Series 96-39,
              Class J, PO ..................       1,512
   1,007    0.00%, 9/25/08, Series 96-20,
              Class L, PO ..................         893

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. Government Agency Mortgages, continued:
Fannie Mae, continued:
 $   832    10.90%, 9/25/08, Series 93-175,
              Class SA, IF* ................  $      912
   2,020    15.37%, 9/25/08, Series 93-70,
              Class SE, IF* ................       2,304
   1,058    3.62%, 10/25/08, Series 93-196,
              Class FA* ....................       1,061
   3,505    6.00%, 10/25/08, Series 93-188,
              Class QZ .....................       3,606
   2,000    0.00%, 12/25/08, Series 98-27,
              Class B, PO ..................       1,741
   1,352    3.77%, 1/25/09, Series 94-12,
              Class FC* ....................       1,359
     131    11.77%, 1/25/09, Series 94-12,
              Class SB, IF* ................         137
     874    6.50%, 2/25/09, Series 94-20,
              Class Z ......................         913
   1,627    6.50%, 2/25/09, Series 94-17,
              Class JB, IO .................         219
   1,000    14.46%, 2/25/09, Series 94-13,
              Class SK, IF* ................       1,137
   1,500    0.00%, 3/25/09, Series 96-24,
              Class E, PO ..................       1,290
     710    6.50%, 3/25/09, Series 95-13,
              Class B ......................         728
   1,000    6.50%, 2/25/10, Series 94-40,
              Class VC .....................       1,059
   3,200    7.00%, 4/25/10, Series 92-124,
              Class D ......................       3,327
     518    7.00%, 6/1/10, Pool #312903 ....         547
   1,457    6.50%, 12/1/10, Pool #322598 ...       1,524
   4,000    7.00%, 1/18/11, Series 97-23,
              Class VG .....................       4,223
     553    6.50%, 4/1/11, Pool #337903 ....         578
   1,879    6.50%, 10/25/11, Series 01-49,
              Class VA .....................       1,962
   2,250    6.75%, 10/25/12, Series 93-65,
              Class D ......................       2,383
   3,081    8.00%, 11/1/12, Pool #535710 ...       3,284
   9,946    6.50%, 5/1/13, Pool #429707 ....      10,374
   1,761    6.50%, 9/1/13, Pool #251982 ....       1,837
   2,087    6.37%, 11/25/13, Series 93-220,
              Class SE, IF* ................       2,172
     859    17.81%, 11/25/13, Series 93-220,
              Class SD, IF* ................         984
     800    5.25%, 12/25/13, Series 93-225,
              Class SS, IF* ................         744
   1,000    19.72%, 12/25/13, Series 93-225,
              Class SG, IF* ................       1,127
       5    7.50%, 5/1/14, Pool #57930 .....           6

Continued

One Group Intermediate Bond Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       54
Report

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. Government Agency Mortgages, continued:
Fannie Mae, continued:
 $ 2,000    6.00%, 9/25/14, Series 01-71,
              Class QC .....................  $    2,058
   1,425    6.50%, 8/25/15, Series 01-61,
              Class VQ .....................       1,461
   5,000    6.00%, 12/25/15, Series 01-78,
              Class VB .....................       4,997
     213    12.50%, 1/1/16, Pool #303306 ...         247
   5,250    6.00%, 12/25/16, Series 01-71,
              Class QE .....................       5,304
  14,100    6.00%, 12/25/16, Series 01-74,
              Class MB .....................      14,244
     365    6.00%, 12/25/16, Series G-22,
              Class G ......................         376
   3,798    6.50%, 12/25/16, Series 01-50,
              Class VB .....................       3,866
   2,000    6.00%, 2/25/17, Series 02-2,
              Class UC .....................       2,025
     447    2.34%, 3/25/17, Series 96-27,
              Class FA* ....................         445
      26    7.00%, 4/1/17, Pool #44696 .....          28
   2,000    5.50%, 4/25/17, Series 02-18,
              Class PC .....................       1,995
     114    9.25%, 4/25/18, Series 88-7,
              Class Z ......................         128
   2,622    4.22%, 6/25/18, Series 92-206,
              Class FA* ....................       2,639
     774    9.85%, 11/1/18, Series 97-77,
              Class M ......................         873
     560    9.50%, 12/1/18, Pool #426839 ...         627
     334    5.49%, 3/1/19, Pool #116612* ...         341
      43    10.50%, 3/1/19, Series 50, Class
              2, IO ........................          13
     110    7.16%, 8/1/19, Pool #111366* ...         113
     939    9.00%, 9/1/19, Pool #559423 ....       1,036
     792    8.00%, 10/25/19, Series 89-70,
              Class G ......................         859
     919    16.16%, 10/25/19, Series 93-156,
              Class SD, IF* ................       1,001
      66    6.25%, 11/25/19, Series G93-32,
              Class PG .....................          66
     237    8.50%, 11/25/19, Series 89-83,
              Class H ......................         260
     325    9.00%, 11/25/19, Series 89-89,
              Class H ......................         354
     389    9.40%, 11/25/19, Series 89-78,
              Class H ......................         436
     254    8.50%, 1/25/20, Series 90-97,
              Class B ......................         272
     131    8.80%, 1/25/20, Series 90-1,
              Class D ......................         146

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. Government Agency Mortgages, continued:
Fannie Mae, continued:
 $   187    5.50%, 6/25/20, Series 90-60,
              Class K ......................  $      191
     183    9.50%, 6/25/20, Series 90-63,
              Class H ......................         205
     204    5.50%, 8/25/20, Series 90-93,
              Class G ......................         212
     749    6.50%, 8/25/20, Series 90-102,
              Class J ......................         787
       2    504.00%, 8/25/20, Series 90-94,
              Class H, HB ..................          30
       2    1118.04%, 8/25/20, Series 90-95,
              Class J, HB ..................          43
     338    9.00%, 10/25/20, Series 90-120,
              Class H ......................         367
      83    18.83%, 11/25/20, Series 90-134,
              Class SC, IF* ................         105
     673    6.50%, 12/25/20, Series 97-85,
              Class L, IO ..................          13
       5    652.15%, 12/25/20, Series
              90-140, Class K, HB ..........          82
     398    10.00%, 1/25/21, Series 93-165,
              Class SX, IF* ................         407
       0    907.20%, 2/25/21, Series 91-7,
              Class K, HB ..................           5
      25    8.00%, 3/1/21, Pool #70825 .....          27
   2,000    7.00%, 3/25/21, Series 01-4,
              Class PC .....................       2,117
     546    14.45%, 5/25/21, Series 91-42,
              Class S, IF* .................         643
     261    8.50%, 6/25/21, Series G-14,
              Class L ......................         287
   1,115    8.75%, 6/25/21, Series G-18,
              Class Z ......................       1,217
     775    8.75%, 10/25/21, Series G-35,
              Class M ......................         859
   1,752    5.00%, 11/25/21, Series G92-66,
              Class JB .....................       1,777
   1,111    7.88%, 11/25/21, Series 92-215,
              Class PM .....................       1,148
   2,500    10.00%, 1/25/22, Series 93-165,
              Class SZ, IF* ................       2,643
   1,942    4.52%, 3/25/22, Series 92-33,
              Class F* .....................       1,975
   7,000    7.00%, 4/25/22, Series 93-41,
              Class D ......................       7,384
     183    5.00%, 5/25/22, Series G93-10,
              Class G ......................         184

Continued

One Group Intermediate Bond Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       55
                                                                          Report

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. Government Agency Mortgages, continued:
Fannie Mae, continued:
 $     1    9716.64%, 5/25/22, Series G92-
              27, Class SQ, HB, IF* ........  $      135
     247    7.00%, 7/25/22, Series G92-42,
              Class Z ......................         263
   4,028    7.50%, 7/25/22, Series G92-35,
              Class E ......................       4,295
   5,413    8.00%, 7/25/22, Series G92-44,
              Class ZQ .....................       5,876
   1,600    6.50%, 8/25/22, Series 96-59,
              Class J ......................       1,649
   2,000    0.00%, 9/25/22, Series 97-70,
              Class PO, PO .................       1,834
     577    5.50%, 9/25/22, Series 92-143,
              Class MA .....................         597
   3,797    7.50%, 9/25/22, Series G92-54,
              Class ZQ .....................       4,081
     963    7.50%, 11/1/22, Pool #189190 ...       1,020
   2,000    8.37%, 12/25/22, Series 93-225,
              Class VO, IF* ................       2,168
     992    6.50%, 2/25/23, Series 93-5,
              Class Z ......................       1,030
      22    20.18%, 2/25/23, Series 98-35,
              Class SV, IF .................          22
   9,674    6.00%, 3/25/23, Series 93-41,
              Class PH .....................      10,056
   4,631    7.00%, 3/25/23, Series 93-37,
              Class PX .....................       4,865
     557    7.50%, 4/1/23, Series 218, Class
              2, IO ........................         111
     537    0.00%, 4/25/23, Series 98-4,
              Class C, PO ..................         455
   2,499    14.18%, 4/25/23, Series 93-62,
              Class SA, IF* ................       2,825
     445    0.00%, 5/25/23, Series 93-146,
              Class D, PO ..................         444
  12,500    0.00%, 6/25/23, Series 93-257,
              Class C, PO ..................       9,830
   2,228    3.66%, 6/25/23, Series 94-82,
              Class SA, IF, IO* ............          39
   3,245    6.50%, 7/25/23, Series 96-59,
              Class K ......................       3,357
   1,000    6.50%, 7/25/23, Series 93-122,
              Class M ......................       1,047
     615    7.39%, 7/25/23, Series 93-115,
              Class SD, IF* ................         558
   4,000    5.58%, 8/25/23, Series 96-14,
              Class SE, IF, IO* ............       1,152
      28    6.16%, 8/25/23, Series 94-36,
              Class SG, IF, IO* ............           0

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. Government Agency Mortgages, continued:
Fannie Mae, continued:
 $    28    10.90%, 8/25/23, Series G93-27,
              Class SE, IF* ................  $       28
     200    15.35%, 8/25/23, Series 93-113,
              Class SE, IF* ................         207
     215    22.35%, 8/25/23, Series 93-139,
              Class SG, IF* ................         223
      84    0.00%, 9/25/23, Series 93-228,
              Class E, PO ..................          84
     933    6.50%, 9/25/23, Series 93-178,
              Class PK .....................         972
      75    7.16%, 9/25/23, Series 93-155,
              Class SB, IF, IO* ............           1
   1,012    9.08%, 9/25/23, Series 93-165,
              Class SD, IF* ................       1,013
   5,000    6.50%, 10/25/23, Series 93-183,
              Class KA .....................       5,144
  10,000    6.50%, 10/25/23, Series 93-189,
              Class PI .....................      10,368
   1,226    7.00%, 10/25/23, Series 93-199,
              Class Z ......................       1,249
     402    0.00%, 11/25/23, Series 94-9,
              Class E, PO ..................         344
     793    9.80%, 11/25/23, Series 93-207,
              Class SC, IF* ................         821
   9,000    6.00%, 12/18/23, Series 97-79,
              Class PE .....................       9,182
     640    0.00%, 12/25/23, Series 97-24,
              Class PQ, PO .................         524
       4    3.92%, 12/25/23, Series 93-223,
              Class FB* ....................           4
   3,000    6.75%, 12/25/23, Series 94-55,
              Class G ......................       3,178
   3,620    7.00%, 12/25/23, Series 93-250,
              Class Z ......................       3,888
     218    9.38%, 12/25/23, Series 93-223,
              Class SP, IF* ................         222
       3    13.20%, 12/25/23, Series 93-223,
              Class SB, IF* ................           3
   2,000    15.51%, 12/25/23, Series 93-223,
              Class SN, IF* ................       1,953
     340    17.10%, 12/25/23, Series 93-223,
              Class SO, IF* ................         351
   2,144    18.95%, 12/25/23, Series 93-247,
              Class SA, IF* ................       2,562
     463    10.00%, 2/1/24, Pool #479469 ...         526
   4,873    0.00%, 2/25/24, Series 99-16,
              Class B, PO ..................       3,929
      62    2.24%, 3/25/24, Series 94-39,
              Class F* .....................          62

Continued

One Group Intermediate Bond Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       56
Report

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. Government Agency Mortgages, continued:
Fannie Mae, continued:
 $ 2,000    10.84%, 3/25/24, Series 94-28,
              Class SC, IF* ................  $    1,677
      24    17.57%, 3/25/24, Series 94-39,
              Class S, IF* .................          27
     434    8.00%, 5/1/24, Pool #250066 ....         466
     692    8.50%, 7/1/24, Pool #250103 ....         746
     599    7.50%, 10/1/24, Pool #303031 ...         633
     240    7.00%, 11/17/24, Series G94-13,
              Class ZB .....................         243
     901    8.80%, 1/25/25, Series G95-1,
              Class C ......................       1,014
      28    7.50%, 5/1/25, Pool #293928 ....          29
     168    7.50%, 5/1/25, Pool #311810 ....         178
     103    8.50%, 5/1/25, Pool #308499 ....         111
     140    8.50%, 6/1/25, Pool #315277 ....         151
     747    7.00%, 7/1/25, Pool #312931 ....         777
   1,028    7.00%, 7/1/25, Pool #290387 ....       1,070
   2,500    7.00%, 1/25/26, Series 96-32,
              Class PH .....................       2,672
     172    9.00%, 4/1/26, Pool #446278 ....         190
     592    6.96%, 6/1/26, Pool #341503* ...         618
     805    7.50%, 8/18/26, Series 97-29,
              Class PL, IO .................          81
     226    8.50%, 11/1/26, Pool #411183 ...         245
   3,844    1.84%, 3/25/27, Series 97-20,
              Class IB, IO .................         243
   4,591    1.84%, 3/25/27, Series 97-20,
              Class IO, IO .................         295
   3,483    7.50%, 4/18/27, Series 97-27,
              Class J ......................       3,708
   4,683    7.50%, 4/20/27, Series 97-29,
              Class J ......................       4,937
   3,284    7.50%, 5/20/27, Series 97-39,
              Class PD .....................       3,519
   1,000    6.50%, 6/25/27, Series 00-16,
              Class PC .....................       1,031
   2,086    8.50%, 8/1/27, Pool #253605 ....       2,252
     704    4.13%, 9/1/27, Pool #54844* ....         716
   1,517    7.00%, 9/1/27, Pool #313687 ....       1,577
   5,768    7.00%, 12/18/27, Series 97-81,
              Class PI, IO .................       1,135
   7,297    6.00%, 8/1/28, Pool #423236 ....       7,344
     986    6.20%, 1/25/29, Series 98-70,
              Class AG .....................       1,002
   1,644    8.50%, 1/25/29, Series 98-70,
              Class AD .....................       1,691
     829    4.45%, 3/1/29, Pool #303532* ...         843
     918    36.09%, 6/25/29, Series 99-28,
              Class SB, IF* ................       1,074

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. Government Agency Mortgages, continued:
Fannie Mae, continued:
 $ 1,700    6.00%, 7/25/29, Series 01-80,
              Class PE .....................  $    1,744
     554    8.50%, 2/1/30, Pool #566784 ....         598
  28,640    6.26%, 2/25/30, Series 01-53,
              Class TS, IF, IO* ............       3,311
   3,594    7.50%, 2/25/30, Series 00-2,
              Class ZE .....................       3,969
   6,500    6.00%, 7/25/31, Series 01-33,
              Class ID, IO .................       3,411
   2,124    6.50%, 8/25/31, Series 01-35,
              Class CM .....................       2,148
                                              ----------
                                                 311,077
                                              ----------
Freddie Mac (21.5%):
   2,160    5.78%, 9/15/04, Series 1982,
              Class SB, IF, IO* ............          47
     920    7.70%, 9/20/04, Series AT04 ....       1,008
   1,622    6.50%, 10/1/04, Gold Pool
              #M80495 ......................       1,672
   1,000    7.59%, 3/10/05, Series Q-05 ....       1,104
       3    1008.00%, 5/15/06, Series 1072,
              Class A, HB ..................          21
       0    1008.00%, 6/15/06, Series 1098,
              Class M, HB ..................           3
      34    7.50%, 2/15/07, Series 1322,
              Class G ......................          34
     368    4.50%, 3/15/07, Series 1295,
              Class JB .....................         372
      12    8.00%, 4/1/07, Pool #160022 ....          12
       2    981.87%, 6/15/07, Series 1298,
              Class L, HB ..................          31
   4,004    4.50%, 11/15/07, Series 1404,
              Class FA .....................       4,027
     921    8.50%, 11/15/07, Series 1754,
              Class DE .....................         929
      24    11.96%, 11/15/07, Series 1639,
              Class S, IF* .................          25
     146    12.31%, 11/15/07, Series 1414,
              Class LB, IF* ................         150
      38    3.85%, 12/15/07, Series 1450,
              Class F* .....................          39
   1,857    7.00%, 1/15/08, Series 1473,
              Class HA .....................       1,946
     573    7.13%, 2/15/08, Series 1465,
              Class SA, IF, IO* ............          52
     458    5.50%, 4/15/08, Series 2108,
              Class PE .....................         466
      32    6.00%, 4/15/08, Series 1531,
              Class K ......................          33

Continued

One Group Intermediate Bond Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       57
                                                                          Report

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. Government Agency Mortgages, continued:
Freddie Mac, continued:
 $   686    0.00%, 5/15/08, Series 1989,
              Class L, PO ..................  $      673
     290    3.65%, 5/15/08, Series 1513,
              Class TA* ....................         292
     818    4.36%, 5/15/08, Series 1513,
              Class AG* ....................         828
     382    4.37%, 5/15/08, Series 1506,
              Class F* .....................         389
     886    6.63%, 5/15/08, Series 1506,
              Class SD, IF, IO* ............          77
      65    14.36%, 5/15/08, Series 1506,
              Class S, IF* .................          75
   1,000    6.00%, 7/15/08, Series 1708,
              Class D ......................       1,043
     983    8.50%, 7/15/08, Series 1549,
              Class K ......................       1,070
     226    7.50%, 8/1/08, Gold Pool
              #G10117 ......................         239
   2,095    0.00%, 8/15/08, Series 1900,
              Class T, PO ..................       1,878
     654    10.00%, 8/15/08, Series 1565,
              Class K, IF* .................         691
      17    7.50%, 9/1/08, Pool #252600 ....          17
     886    5.00%, 9/15/08, Series 1586,
              Class M ......................         904
     171    6.00%, 9/15/08, Series 1586,
              Class A ......................         175
     269    20.02%, 9/15/08, Series 1580,
              Class SC, IF* ................         306
   1,691    0.00%, 10/15/08, Series 1967,
              Class PC, PO .................       1,562
     337    0.00%, 10/15/08, Series 1900,
              Class I, PO ..................         307
     800    8.60%, 10/15/08, Series 1600,
              Class SC, IF* ................         848
   3,958    13.80%, 10/15/08, Series 1587,
              Class SL, IF* ................       4,709
     468    15.22%, 10/15/08, Series 1598,
              Class S, IF* .................         515
   1,300    10.84%, 11/15/08, Series 1604,
              Class SA, IF* ................       1,407
     330    11.88%, 11/15/08, Series 1604,
              Class SH, IF* ................         333
     924    0.00%, 12/15/08, Series 1948,
              Class A, PO ..................         834
     839    2.38%, 12/15/08, Series 1635,
              Class O* .....................         840
     561    3.03%, 12/15/08, Series 1655,
              Class F* .....................         566
     421    3.82%, 12/15/08, Series 1647,
              Class FB* ....................         424

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. Government Agency Mortgages, continued:
Freddie Mac, continued:
 $12,224    6.00%, 12/15/08, Series 1624,
              Class KZ .....................  $   12,886
   1,606    8.50%, 12/15/08, Series 1625,
              Class SD, IF* ................       1,765
     472    11.47%, 12/15/08, Series 1647,
              Class SB, IF* ................         516
     545    14.32%, 12/15/08, Series 2017,
              Class SE, IF* ................         615
      68    21.56%, 12/15/08, Series 1655,
              Class SA, IF* ................          79
   2,000    6.50%, 1/15/09, Series 1660,
              Class P ......................       2,114
     997    0.00%, 2/15/09, Series 1679,
              Class N, PO ..................         902
   1,392    10.45%, 2/15/09, Series 1796,
              Class S, IF* .................       1,496
      74    2.43%, 3/15/09, Series 1900,
              Class FA* ....................          74
   1,480    8.98%, 3/15/09, Series 1698,
              Class SC, IF* ................       1,626
   2,174    7.50%, 8/1/09, Gold Pool
              #G10740 ......................       2,309
     332    8.50%, 1/1/10, Gold Pool
              #E00356 ......................         356
     745    8.50%, 1/1/10, Gold Pool
              #G10305 ......................         797
   3,000    6.00%, 2/15/10, Series 2124,
              Class PB .....................       3,114
      61    7.00%, 8/1/10, Gold Pool
              #E20187 ......................          64
     886    7.00%, 9/1/10, Gold Pool
              #E00393 ......................         936
     647    7.50%, 9/1/10, Gold Pool
              #E62448 ......................         687
     749    7.50%, 7/1/11, Gold Pool
              #E20253 ......................         794
   2,297    6.63%, 3/15/12, Series 1933,
              Class SJ, IF, IO* ............          90
   2,578    7.00%, 9/1/12, Gold Pool
              #E00506 ......................       2,716
   3,141    6.00%, 10/15/12, Series 2391,
              Class VQ .....................       3,269
   1,216    6.50%, 10/15/12, Series 2401,
              Class VE .....................       1,279
   4,000    6.30%, 1/15/13, Series 2025,
              Class PE .....................       4,214
   1,983    6.50%, 2/15/13, Series 2444,
              Class VG .....................       2,062
   6,225    7.00%, 2/15/13, Series 1942,
              Class VD .....................       6,610

Continued

One Group Intermediate Bond Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       58
Report

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. Government Agency Mortgages, continued:
Freddie Mac, continued:
 $ 3,788    6.25%, 10/15/13, Series 1607,
              Class H ......................  $    4,004
     136    6.50%, 12/1/13, Gold Pool
              #C90043 ......................         141
     800    6.00%, 12/15/13, Series 2102,
              Class TC .....................         827
   2,000    6.50%, 5/15/14, Series 2312,
              Class KV .....................       2,075
   3,713    7.00%, 5/15/14, Series 2299,
              Class G ......................       3,910
   2,150    6.00%, 7/15/14, Series 2405,
              Class PC .....................       2,219
   1,304    7.50%, 10/1/14, Gold Pool
              #G11169 ......................       1,384
   3,500    5.50%, 5/15/15, Series 2391,
              Class QE .....................       3,512
     258    12.00%, 8/1/15, Pool #170269 ...         295
  12,000    6.50%, 9/15/15, Series 2353,
              Class PC .....................      12,453
   6,000    6.50%, 12/15/15, Series 2054,
              Class VB .....................       6,286
   3,000    6.50%, 8/15/16, Series 2345,
              Class PQ .....................       3,128
  13,000    6.00%, 9/15/16, Series 2353,
              Class TD .....................      13,081
   5,401    7.50%, 12/15/16, Series 2261,
              Class VY .....................       5,617
  10,000    6.50%, 5/15/18, Series 2056,
              Class TD .....................      10,496
     106    12.00%, 7/1/19, Pool #555238 ...         122
     564    9.50%, 7/15/19, Series 11, Class
              D ............................         599
      65    6.00%, 12/15/19, Series 1666,
              Class E ......................          65
      12    84.00%, 5/15/20, Series 41,
              Class I, HB ..................          27
   2,000    6.50%, 6/15/20, Series 2362,
              Class PD .....................       2,075
     126    10.00%, 6/15/20, Series 47,
              Class F ......................         132
     151    8.00%, 7/1/20, Gold Pool
              #A01047 ......................         163
     337    7.80%, 9/15/20, Series 46, Class
              B ............................         354
     183    9.00%, 10/15/20, Series 1807,
              Class G ......................         196
   1,473    6.95%, 1/15/21, Series 114,
              Class H ......................       1,530
       4    8.60%, 1/15/21, Series 85, Class
              C ............................           5

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. Government Agency Mortgages, continued:
Freddie Mac, continued:
 $   271    9.50%, 1/15/21, Series 99, Class
              Z ............................  $      291
     102    2.83%, 5/15/21, Series 1084,
              Class F* .....................         103
     110    27.63%, 5/15/21, Series 1079,
              Class S, IF* .................         130
      71    36.79%, 5/15/21, Series 1084,
              Class S, IF* .................          91
   1,524    7.50%, 6/15/21, Series 1365,
              Class PN .....................       1,542
     521    8.50%, 9/15/21, Series 1144,
              Class KB .....................         551
   9,440    6.50%, 10/15/21, Series 1590,
              Class GA .....................       9,896
       2    1180.80%, 11/15/21, Series 1172,
              Class L, HB* .................          41
     208    7.75%, 12/15/21, Series 1347,
              Class HB .....................         212
       8    943.03%, 1/15/22, Series 1196,
              Class B, HB* .................         123
   2,500    0.00%, 2/15/22, Series 1987,
              Class W, PO ..................       2,172
  10,642    8.00%, 2/15/22, Series 1212,
              Class IZ .....................      11,715
   1,651    7.00%, 3/15/22, Series 1206,
              Class LA .....................       1,736
      17    7.00%, 4/1/22, Gold Pool
              #D17768 ......................          17
     918    7.00%, 5/15/22, Series 1250,
              Class J ......................         954
     627    13.33%, 5/15/22, Series 1621,
              Class SC, IF* ................         635
   2,414    8.00%, 8/15/22, Series 1343,
              Class LA .....................       2,583
   1,592    6.50%, 8/25/22, Series 8, Class
              J ............................       1,652
   2,500    3.25%, 9/15/22, Series 1591,
              Class FH* ....................       2,648
   2,407    14.64%, 10/15/22, Series 1673,
              Class S, IF ..................       2,543
   3,500    0.00%, 11/15/22, Series 2002,
              Class A, PO ..................       3,118
      76    2.53%, 12/15/22, Series 1483,
              Class FB* ....................          76
   3,000    2.56%, 1/15/23, Series 1603,
              Class IF* ....................       3,026
     151    3.72%, 2/15/23, Series 1470,
              Class F* .....................         151

Continued

One Group Intermediate Bond Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       59
                                                                          Report

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. Government Agency Mortgages, continued:
Freddie Mac, continued:
 $ 6,530    7.50%, 2/15/23, Series 1466,
              Class PZ .....................  $    7,075
   1,500    4.61%, 4/15/23, Series 1672,
              Class FB* ....................       1,528
   1,500    7.50%, 4/15/23, Series 1491,
              Class I ......................       1,625
     848    9.00%, 5/15/23, Series 1614,
              Class VC, IF* ................         871
     424    15.66%, 5/15/23, Series 1614,
              Class VB, IF* ................         446
     110    17.11%, 5/15/23, Series 1592,
              Class TB, IF* ................         113
       2    1514.04%, 5/15/23, Series 204,
              Class E, HB* .................          48
   1,000    4.76%, 6/15/23, Series 1665,
              Class FA* ....................       1,022
     112    13.33%, 6/15/23, Series 1633,
              Class SB, IF* ................         113
   2,028    14.71%, 6/15/23, Series 1608,
              Class SD, IF* ................       2,301
   1,391    4.36%, 7/15/23, Series 1541,
              Class O* .....................       1,329
   2,500    6.50%, 7/15/23, Series 1558,
              Class D ......................       2,592
   1,672    3.13%, 8/15/23, Series 1611,
              Class JA* ....................       1,772
   1,525    15.40%, 8/15/23, Series 1611,
              Class JB, IF* ................       1,556
   8,627    6.25%, 9/15/23, Series 1589,
              Class Z ......................       8,899
   2,000    8.13%, 10/15/23, Series 1689,
              Class SD, IF* ................       2,197
     893    22.38%, 10/15/23, Series 1859,
              Class SB, IF, IO* ............         165
     659    6.00%, 11/15/23, Series 1685,
              Class Z ......................         660
      12    8.50%, 11/15/23, Series 1619,
              Class SD, IF* ................          12
   3,719    10.09%, 11/15/23, Series 1610,
              Class SD, IF* ................       3,730
   8,961    11.87%, 11/15/23, Series 1632,
              Class SA, IF* ................       9,746
   1,027    6.25%, 11/25/23, Series 24,
              Class ZE .....................       1,060
   1,000    6.50%, 12/15/23, Series 2283,
              Class K ......................       1,037
   2,423    13.35%, 12/15/23, Series 1628,
              Class S, IF* .................       2,372
     490    19.25%, 12/15/23, Series 1854,
              Class SE, IF, IO* ............          49

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. Government Agency Mortgages, continued:
Freddie Mac, continued:
 $ 1,329    0.00%, 2/15/24, Series 1700,
              Class GA, PO .................  $    1,182
   1,802    7.00%, 2/15/24, Series 1670,
              Class L ......................       1,935
   1,538    4.56%, 3/15/24, Series 1689,
              Class FC* ....................       1,506
   1,567    14.37%, 3/15/24, Series 1750,
              Class S, IF* .................       1,663
   4,000    19.20%, 3/15/24, Series 2033,
              Class SN, IF, IO* ............       2,186
     709    5.63%, 4/25/24, Series 29, Class
              SD, IF, IO* ..................          32
   2,300    0.00%, 5/15/24, Series 2306,
              Class K, PO ..................       1,815
   5,600    5.34%, 5/15/24, Series 2306,
              Class SE, IF, IO* ............         970
     523    8.00%, 8/1/24, Gold Pool
              #G00245 ......................         560
   2,000    7.50%, 8/15/24, Series 1745,
              Class D ......................       2,142
     429    8.00%, 11/1/24, Gold Pool
              #C00376 ......................         460
   1,669    0.00%, 2/15/25, Series 2299,
              Class LP .....................       1,627
   2,032    0.00%, 5/15/25, Series 2299,
              Class KP, PO .................       1,899
     734    7.50%, 8/1/25, Gold Pool
              #C00414 ......................         776
     495    7.50%, 2/15/26, Series 1935,
              Class CB .....................         504
   1,324    7.00%, 4/1/26, Gold Pool
              #C00452 ......................       1,377
     366    6.98%, 7/1/26, Pool #785618* ...         380
   2,349    6.11%, 1/1/27, Pool #611141* ...       2,407
   7,038    7.50%, 1/15/27, Series 1927,
              Class PH .....................       7,573
   1,558    0.00%, 1/18/27, Series 01-11,
              Class JP, PO .................       1,523
   5,342    6.00%, 5/15/27, Series 1981,
              Class Z ......................       5,487
   3,000    7.50%, 9/15/27, Series 1987,
              Class PE .....................       3,205
     589    6.50%, 1/15/28, Series 2200,
              Class C ......................         600
   5,000    6.50%, 1/15/28, Series 2137,
              Class TM .....................       5,159
   4,271    7.00%, 3/15/28, Series 2038,
              Class PN, IO .................         710

Continued

One Group Intermediate Bond Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       60
Report

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. Government Agency Mortgages, continued:
Freddie Mac, continued:
 $ 1,800    7.50%, 3/15/28, Series 2040,
              Class PE .....................  $    1,902
  10,000    6.50%, 6/15/28, Series 2063,
              Class PG .....................      10,150
   2,476    8.50%, 7/1/28, Gold Pool
              #G00981 ......................       2,666
   3,000    6.50%, 10/15/28, Series 2362,
              Class PJ .....................       3,090
   4,000    7.00%, 10/15/28, Series 2089,
              Class PJ, IO .................       1,251
   1,530    6.00%, 2/15/29, Series 2121,
              Class GM .....................       1,511
   3,164    7.50%, 6/15/29, Series 2163,
              Class PC, IO .................         615
     348    7.50%, 11/15/29, Series 2196,
              Class TL .....................         367
   2,000    8.00%, 11/15/29, Series 2201,
              Class C ......................       2,163
   5,000    8.00%, 3/15/30, Series 2224,
              Class CB .....................       5,336
   9,030    6.50%, 2/15/31, Series 2382,
              Class TL, IO .................       1,678
     408    0.00%, 5/15/31, Series 2318,
              PO ...........................         322
   2,750    6.38%, 2/15/32, Series 2410,
              Class OE .....................       2,876
  12,122    6.81%, 2/15/32, Series 2410,
              Class QX, IF, IO* ............       1,246
   3,000    7.00%, 3/15/32, Series 2423,
              Class MT .....................       3,113
   1,200    7.00%, 3/15/32, Series 2423,
              Class MC .....................       1,240
                                              ----------
                                                 344,567
                                              ----------
Government National Mortgage Assoc. (7.5%):
       0    9.00%, 8/15/02, Pool #232424 ...           0
       0    9.00%, 11/15/02, Pool
              #235553 ......................           0
       4    8.50%, 9/15/04, Pool #274390 ...           4
       9    8.50%, 10/15/04, Pool
              #277469 ......................           9

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. Government Agency Mortgages, continued:
Government National Mortgage Assoc., continued:
 $     8    9.00%, 10/15/04, Pool
              #281655 ......................  $        8
       4    9.00%, 10/15/04, Pool
              #229506 ......................           4
      18    8.50%, 11/15/04, Pool
              #253471 ......................          19
      16    9.00%, 5/15/05, Pool #288771 ...          17
       4    9.00%, 6/15/05, Pool #283904 ...           4
      19    9.00%, 8/15/05, Pool #297031 ...          20
       3    9.00%, 10/15/05, Pool
              #292589 ......................           3
      11    9.50%, 10/15/05, Pool
              #291846 ......................          12
      22    9.00%, 11/15/05, Pool
              #292610 ......................          23
       6    9.00%, 11/15/05, Pool
              #299161 ......................           6
      14    7.50%, 2/15/06, Pool #9989 .....          15
      19    8.50%, 4/15/06, Pool #307487 ...          20
      16    7.50%, 6/15/06, Pool #12149 ....          17
      17    8.00%, 10/15/06, Pool #11503 ...          18
       4    7.50%, 4/15/07, Pool #16991 ....           4
      69    7.50%, 5/15/07, Pool #329528 ...          73
      25    7.50%, 7/15/07, Pool #17316 ....          27
      53    7.50%, 8/15/07, Pool #19015 ....          56
       9    9.00%, 1/15/09, Pool #26076 ....          10
      48    9.00%, 4/15/09, Pool #30352 ....          52
      34    8.00%, 5/15/09, Pool #385676 ...          37
   1,499    6.50%, 7/15/09, Pool #780316 ...       1,579
       4    8.00%, 8/15/09, Pool #372143 ...           5
     136    8.00%, 10/15/09, Pool
              #380639 ......................         146
       6    9.50%, 10/15/09, Pool #36582 ...           7
     488    7.50%, 2/15/12, Pool #393363 ...         521
     610    7.50%, 3/15/12, Pool #441145 ...         651
     650    7.50%, 3/15/12, Pool #399163 ...         694
   1,000    7.00%, 7/16/13, Series 96-21,
              Class J ......................       1,069

Continued

One Group Intermediate Bond Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       61
                                                                          Report

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. Government Agency Mortgages, continued:
Government National Mortgage Assoc., continued:
 $    16    9.00%, 8/15/16, Pool #164502 ...  $       17
       5    9.00%, 9/15/16, Pool #179044 ...           6
       3    9.00%, 9/15/16, Pool #175362 ...           3
      13    9.50%, 9/15/16, Pool #158201 ...          15
       9    9.00%, 12/15/16, Pool
              #198652 ......................          10
      15    8.50%, 1/15/17, Pool #203625 ...          16
       6    9.50%, 1/15/17, Pool #185619 ...           7
       3    8.50%, 3/15/17, Pool #196700 ...           3
       9    9.00%, 3/15/17, Pool #180330 ...          10
      57    8.50%, 5/15/17, Pool #217536 ...          63
       1    8.50%, 6/15/17, Pool #188545 ...           1
     648    8.50%, 11/15/17, Pool
              #780086 ......................         706
      43    9.00%, 7/15/18, Pool #226769 ...          47
       3    9.50%, 9/15/18, Pool #258627 ...           3
       8    9.50%, 12/15/18, Pool
              #229531 ......................           9
     552    12.00%, 11/15/19, Pool
              #780149 ......................         653
       5    9.00%, 2/15/20, Pool #286315 ...           6
      37    9.50%, 2/15/20, Pool #284959 ...          41
      14    9.50%, 9/15/20, Pool #292918 ...          15
      19    9.00%, 7/15/21, Pool #311256 ...          21
      56    8.00%, 4/15/22, Pool #325461 ...          60
       6    8.00%, 5/15/22, Pool #320675 ...           7
       1    8.00%, 5/15/22, Pool #317358 ...           1
      26    8.00%, 5/15/22, Pool #317346 ...          28
     106    8.00%, 7/15/22, Pool #183670 ...         114
     120    7.50%, 8/15/22, Pool #333881 ...         128
     437    8.00%, 9/15/22, Pool #297628 ...         471
   2,379    6.50%, 9/20/22, Series 98-23,
              Class XI, IO .................         323

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. Government Agency Mortgages, continued:
Government National Mortgage Assoc., continued:
 $   332    7.50%, 11/15/22, Pool
              #313110 ......................  $      354
     632    7.00%, 8/15/23, Pool #352108 ...         662
   3,151    7.00%, 9/15/23, Pool #363030 ...       3,302
     897    7.00%, 11/15/23, Pool
              #352022 ......................         940
   4,615    6.50%, 1/15/24, Pool #366706 ...       4,755
   4,303    7.00%, 2/15/24, Pool #371281 ...       4,505
   1,153    0.00%, 2/20/24, Series 98-23,
              Class AP, PO .................       1,131
   1,000    7.49%, 7/16/24, Series 94-3,
              Class PQ .....................       1,082
   5,000    7.99%, 7/16/24, Series 94-4,
              Class KQ .....................       5,484
     778    9.00%, 11/15/24, Pool
              #780029 ......................         859
     174    8.50%, 3/20/25, Pool #1974 .....         187
     716    8.50%, 4/20/25, Pool #1989 .....         772
     951    8.50%, 5/20/25, Pool #2006 .....       1,025
   4,189    8.05%, 6/16/25, Series 95-3,
              Class DQ .....................       4,505
   1,809    7.50%, 9/16/25, Series 95-7,
              Class CQ .....................       1,927
   1,000    7.50%, 9/17/25, Series 98-26,
              Class K ......................       1,080
   1,656    9.50%, 12/15/25, Pool
              #780965 ......................       1,856
     223    8.00%, 12/20/25, Pool #2141 ....         238
     427    7.50%, 1/15/26, Pool #416874 ...         453
     584    7.50%, 3/15/26, Pool #422292 ...         620
     446    7.50%, 4/15/26, Pool #426059 ...         474
   4,804    7.50%, 4/18/26, Series 97-8,
              Class PD .....................       5,019

Continued

One Group Intermediate Bond Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       62
Report

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. Government Agency Mortgages, continued:
Government National Mortgage Assoc., continued:
 $ 2,000    7.50%, 6/16/26, Series 00-9,
              Class PB .....................  $    2,163
     353    8.00%, 6/20/26, Pool #2234 .....         376
     112    8.00%, 7/15/26, Pool #428509 ...         120
     449    8.00%, 7/15/26, Pool #426612 ...         480
   8,000    7.50%, 8/16/26, Series 96-16,
              Class E ......................       8,618
     420    8.00%, 8/20/26, Pool #2270 .....         447
     478    8.00%, 9/20/26, Pool #2285 .....         509
     807    7.50%, 11/15/26, Pool
              #442119 ......................         857
     319    8.00%, 11/20/26, Pool #2324 ....         340
     931    0.00%, 12/16/26, Series 99-15,
              Class PE, PO .................         893
   1,662    7.50%, 7/15/27, Pool #411829 ...       1,762
   1,134    7.50%, 7/15/27, Pool #442119 ...       1,202
     940    8.00%, 10/20/27, Pool #2499 ....       1,000
     855    8.00%, 11/20/27, Pool #2512 ....         909
     409    8.00%, 12/20/27, Pool #2525 ....         435
     569    7.50%, 2/20/28, Pool #2549 .....         600
   6,454    6.00%, 3/20/28, Pool #2562 .....       6,458
     359    8.00%, 5/15/28, Pool #456883 ...         383
     648    8.00%, 6/20/28, Pool #2606 .....         689
     311    7.50%, 7/15/28, Pool #481915 ...         329
     291    8.00%, 7/15/28, Pool #468066 ...         311
     534    8.00%, 8/15/28, Pool #468149 ...         570
     132    8.00%, 8/20/28, Pool #2633 .....         140
   7,002    6.50%, 9/15/28, Pool #468236 ...       7,183
     774    7.50%, 9/15/28, Pool #486537 ...         819
   1,809    7.50%, 9/20/28, Pool #2646 .....       1,908
   1,024    8.00%, 10/20/28, Pool #2661 ....       1,088
   7,689    6.00%, 11/15/28, Pool
              #466406 ......................       7,738
   8,546    6.00%, 2/20/29, Series 99-4,
              Class ZB .....................       8,052

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. Government Agency Mortgages, continued:
Government National Mortgage Assoc., continued:
 $10,231    6.76%, 8/16/29, Series 99-30,
              Class S, IF, IO* .............  $    1,220
   2,457    8.00%, 11/16/29, Series 99-41,
              Class Z ......................       2,649
   2,500    7.50%, 12/20/29, Series 99-44,
              Class PC .....................       2,640
   8,000    8.00%, 12/20/30, Series 00-37,
              Class B ......................       8,689
                                              ----------
                                                 120,721
                                              ----------
  Total U.S. Government Agency Mortgages         776,365
                                              ----------
U.S. Government Agency Securities (0.5%):
Fannie Mae (0.2%):
   3,350    6.25%, 2/1/11 ..................       3,527
                                              ----------
Freddie Mac (0.1%):
     855    7.20%, 7/18/06 .................         953
   1,000    6.21%, 6/2/09 ..................       1,078
                                              ----------
                                                   2,031
Other U.S. Agencies (0.2%):
     895    Federal Housing Administration,
              Project #07335307, 7.43%,
              1/1/22 .......................         897
   1,666    Federal Housing Administration,
              Greystone Series 96-2, 7.43%,
              11/1/22 ......................       1,669
                                              ----------
                                                   2,566
                                              ----------
  Total U.S. Government Agency Securities          8,124
                                              ----------
U.S. Treasury Obligations (15.3%):
U.S. Treasury Bonds (10.9%):
  26,076    12.75%, 11/15/10 ...............      33,484
  32,560    10.38%, 11/15/12 ...............      41,859
  39,150    12.00%, 8/15/13 ................      54,751
   1,000    12.50%, 8/15/14 ................       1,471
  30,000    11.75%, 11/15/14 ...............      43,097
                                              ----------
                                                 174,662
                                              ----------
U.S. Treasury Inflation Protected Bonds (2.0%):
  26,153    3.38%, 1/15/07 .................      27,379
   2,225    3.63%, 1/15/08 .................       2,330
   2,000    4.25%, 1/15/10 .................       2,320
                                              ----------
                                                  32,029
                                              ----------

Continued

One Group Intermediate Bond Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       63
                                                                          Report

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. Treasury Obligations, continued:
U.S. Treasury Notes (0.2%):
 $   800    3.50%, 11/15/06 ................  $      786
   2,150    6.13%, 8/15/07 .................       2,344
                                              ----------
                                                   3,130
                                              ----------
U.S. Treasury STRIPS (2.2%):
   5,500    11/15/09 .......................       3,805
   1,005    11/15/14 .......................         506
   1,000    11/15/15 .......................         471
   4,000    2/15/14 ........................       2,117
   2,500    2/15/15 ........................       1,237
  10,550    2/15/16 ........................       4,867
   3,500    5/15/08 ........................       2,695
  12,600    5/15/09 ........................       9,151
   4,000    5/15/11 ........................       2,554
   4,850    5/15/12 ........................       2,899
   1,000    5/15/14 ........................         520
  10,000    8/15/14 ........................       5,120
                                              ----------
                                                  35,942
                                              ----------
  Total U.S. Treasury Obligations                245,763
                                              ----------

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Investment Companies (4.0%):
  64,440    One Group Prime Money Market
              Fund, Class I ................  $   64,440
                                              ----------
  Total Investment Companies                      64,440
                                              ----------
Repurchase Agreement (0.3%):
 $ 4,972    State Street Bank and Trust,
              1.55%, 7/1/02 (Proceeds at
              maturity $4,972,
              collateralized by various U.S.
              Government Securities) .......       4,972
                                              ----------
  Total Repurchase Agreement                       4,972
                                              ----------
Total (Cost $1,570,540)(a)                    $1,606,267
                                              ==========

------------
Percentages indicated are based on net assets of $1,605,340.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation .....................  $ 57,805
                   Unrealized depreciation .....................   (22,078)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $ 35,727
                                                                  ========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c) Defaulted security.

Amounts shown as 0 rounded to less than 1,000.

 * The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect as of June 30, 2002.
See notes to financial statements.

ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       64
Report

One Group Bond Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
(Amounts in thousands)

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
Asset Backed Securities (3.4%):
$  4,100    Americredit Automobile
              Receivables Trust, Series
              01-D, Class A4, 4.41%,
              11/12/08 ....................  $    4,134
   2,800    Americredit Automobile
              Receivables Trust, Series
              02-A, Class A4, 4.61%,
              1/12/09 .....................       2,846
       7    Arcadia Automobile Receivables
              Trust, Series 99-C, Class A2,
              6.90%, 12/15/03 .............           7
   2,000    Capital One Auto Finance Trust,
              Series 01-A, Class A4, 5.40%,
              5/15/08 .....................       2,088
   8,600    Citibank Credit Card Issuance
              Trust, Series 02-C2, Class
              C2, 6.95%, 2/18/14 ..........       8,803
   6,300    Conseco Finance, Series 01-B,
              Class 1M1, 7.27%, 6/15/32 ...       6,672
   3,076    First Security Auto Owner
              Trust, Series 00-1, Class A3,
              7.30%, 7/15/04 ..............       3,114
   5,700    Ford Credit Auto Owner Trust,
              Series 00-G, Class A4, 6.62%,
              7/15/04 .....................       5,840
   5,000    Ford Credit Auto Owner Trust,
              Series 00-F, Class A3, 6.58%,
              11/15/04 ....................       5,256
   3,000    Green Tree Financial Corp.,
              Series 95-4, Class A6, 7.30%,
              6/15/25 .....................       3,238
   4,000    Household Automotive Trust,
              Series 00-1, Class A4, 7.48%,
              12/18/06 ....................       4,240
   2,000    Household Automotive Trust,
              Series 00-3, Class A4, 7.16%,
              5/17/07 .....................       2,146
   5,400    MBNA Credit Card Master Trust,
              Series 02, Class C1, 6.80%,
              7/15/14 .....................       5,480
   3,500    MBNA Master Credit Card Trust,
              Series 00-D, Class C, 8.40%,
              9/15/09 (b) .................       3,903
   2,527    Merrill Lynch Mortgage
              Investors, Inc., Series
              00-1C, Class A3, 0.00%,
              8/28/30, PO .................       1,750
   4,301    Merrill Lynch, Inc., Series
              144-S, 7.43%, 7/25/24 .......       4,309
     854    Onyx Acceptance Auto Trust,
              Series 99-C, Class A4, 6.76%,
              5/15/04 .....................         877
   1,550    Onyx Acceptance Auto Trust,
              Series 00-B, Class A4, 7.38%,
              8/15/05 .....................       1,633

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
Asset Backed Securities, continued:
$  2,400    Onyx Acceptance Auto Trust,
              Series 01-D, Class A4, 4.32%,
              10/15/08 ....................  $    2,422
   2,900    Providian Master Trust, Series
              99-2, Class A, 6.60%,
              4/16/07 .....................       2,928
   4,718    SLM Student Loan Trust, Series
              99-1, Class A1T, 2.58%,
              4/25/08* ....................       4,755
   1,800    Standard Credit Card Master
              Trust, Series 94-2, Class A,
              7.25%, 4/7/08 ...............       1,982
   2,711    Textron Financial Corp.
              Receivables Trust, Series
              00-A, Class A, 7.13%,
              11/15/04 (b) ................       2,794
  10,000    Textron Financial Corp.,
              Receivables Trust, Series
              00-C, Class A3, 6.61%,
              2/15/15 (b) .................      10,224
   1,250    Union Acceptance Corp., Series
              00-D, Class B, 8.25%,
              7/8/08 ......................       1,368
   2,000    WFS Financial Owner Trust,
              Series 99-C, Class A3, 7.07%,
              10/20/04 ....................       2,068
   5,278    WFS Financial Owner Trust,
              Series 00-D, Class A3, 6.83%,
              7/20/05 .....................       5,403
   2,000    WFS Financial Owner Trust,
              Series 00-A, Class A4, 7.41%,
              9/20/07 .....................       2,117
   4,200    WFS Financial Owner Trust,
              Series 02-1, Class A4A,
              4.87%, 9/20/09 ..............       4,313
   4,500    WFS Financial Owner Trust,
              Series 02-2, Class A4, 4.50%,
              2/20/10 .....................       4,550
                                             ----------
  Total Asset Backed Securities                 111,260
                                             ----------
Collateralized Mortgage Obligations (8.3%):
     990    ABN AMRO Mortgage Corp., Series
              99-6, Class A7, 7.00%,
              9/25/29 .....................       1,043
     617    ABN AMRO Mortgage Corp., Series
              00-3, Class 2A2, 7.15%,
              11/25/30 ....................         619
   3,465    BA Mortgage Securities, Inc.,
              Series 98-7, Class A3, 6.25%,
              8/25/23 .....................       3,548
   1,991    BA Mortgage Securities, Inc.,
              Series 98-6, Class A2, 6.25%,
              12/26/28 ....................       2,029
   4,088    BA Mortgage Securities, Inc.,
              Series 99-7, Class A22,
              0.00%, 7/25/29 ..............       2,798

Continued

One Group Bond Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)



ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       65
                                                                          Report

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
Collateralized Mortgage Obligations, continued:
$  2,155    Bank of America Mortgage
              Securities, Series 01-1,
              Class A24, 6.63%, 2/25/31 ...  $    2,209
   3,176    Bear Stearns Mortgage
              Securities, Inc., Series
              93-8, Class AF15, 3.09%,
              8/25/24* ....................       3,213
   1,525    Bear Stearns Mortgage
              Securities, Inc., Series
              97-7, Class 5A, 7.02%,
              1/25/28* ....................       1,571
   1,561    Chase Mortgage Finance Corp.,
              Series 93-J, Class 2A10,
              7.00%, 8/25/24 ..............       1,577
   3,450    Chase Mortgage Finance Corp.,
              Series 94-D, Class A8Z,
              6.75%, 2/25/25 ..............       3,574
   1,123    Chase Mortgage Finance Corp.,
              Series 99-S10, Class A9,
              18.48%, 8/25/29, IF* ........       1,231
   2,456    Chase Mortgage Finance Corp.,
              Series 00-55, Class A3,
              7.75%, 6/25/30 ..............       2,552
   4,500    Chase Mortgage Finance Corp.,
              Series 00-S8, Class A6,
              7.75%, 11/25/30 .............       4,739
   4,000    Citicorp Mortgage Securities,
              Inc., Series 93-14, Class A3,
              3.08%, 11/25/23* ............       4,096
   1,445    Citicorp Mortgage Securities,
              Inc., Series 94-3, Class A11,
              13.56%, 2/25/24, IF* ........       1,622
   2,137    Citicorp Mortgage Securities,
              Inc., Series 95-2, Class A7,
              7.50%, 4/25/25 ..............       2,213
     628    Citicorp Mortgage Securities,
              Inc., Series 98-1, Class A2,
              6.75%, 2/25/28 ..............         639
   1,529    Citicorp Mortgage Securities,
              Inc., Series 01-6, Class APO,
              0.00%, 5/25/29 ..............       1,090
   3,871    Countrywide Funding Corp.,
              Series 93-11, Class A14,
              10.18%, 2/25/09, IF* ........       4,152
   2,757    Countrywide Funding Corp.,
              Series 93-11, Class A11,
              12.45%, 2/25/09, IF* ........       3,037
   4,423    Countrywide Funding Corp.,
              Series 93-8, Class A9, 2.99%,
              12/25/23* ...................       4,472
   2,286    Countrywide Funding Corp.,
              Series 93-8, Class A6, 7.00%,
              12/25/23 ....................       2,302
   3,094    Countrywide Home Loans, Series
              98-14, Class A4, 6.50%,
              9/25/13 .....................       3,206

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
Collateralized Mortgage Obligations, continued:
$  1,133    Countrywide Home Loans, Series
              98-2, Class A2, 6.25%,
              3/25/28 .....................  $    1,140
   1,714    Countrywide Home Loans, Series
              98-3, Class A6, 6.75%,
              4/25/28 .....................       1,737
   1,258    Countrywide Home Loans, Series
              98-19, Class A12, 18.07%,
              12/25/28, IF* ...............       1,326
   4,119    DLJ Mortgage Acceptance Corp.,
              Series 98-A, Class A2, 7.06%,
              5/28/28, IF* (b) ............       4,299
     635    First Boston Mortgage
              Securities Corp., Series C,
              0.00%, 4/25/17, PO ..........         527
     635    First Boston Mortgage
              Securities Corp., Series C,
              10.97%, 4/25/17, IO .........         194
   4,917    First Union Residential
              Securitization Trust, Series
              98-1, Class SA3, 7.00%,
              4/25/25 .....................       5,133
   1,327    GE Capital Mortgage Services,
              Inc., Series 94-6, Class A9,
              6.50%, 9/25/22 ..............       1,349
   5,935    GE Capital Mortgage Services,
              Inc., Series 93-17, Class
              A20, 13.81%, 12/25/23,
              IF* .........................       6,076
   1,250    GE Capital Mortgage Services,
              Inc., Series 94-3, Class A8,
              6.50%, 1/25/24 ..............       1,268
     518    GE Capital Mortgage Services,
              Inc., Series 98-10, Class
              1A5, 7.00%, 5/25/28 .........         520
   1,399    GE Capital Mortgage Services,
              Inc., Series 98-25, Class
              A15, 15.99%, 12/25/28,
              IF* .........................       1,478
   1,116    GE Capital Mortgage Services,
              Inc., Series 99-9, Class 2A5,
              6.75%, 4/25/29 ..............       1,137
   4,053    GE Capital Mortgage Services,
              Inc., Series 99-13, Class A4,
              18.25%, 7/25/29, IF* ........       4,387
   5,835    Housing Securities, Inc.,
              Series 94-1, Class A15,
              7.50%, 3/25/09 ..............       6,121
   2,588    ICI Funding Secured Assets
              Corp., Series 97-3, Class A8,
              7.25%, 9/25/27 ..............       2,657
  12,600    Impac Secured Assets Common
              Owner Trust, Series 00-1,
              Class A8, 8.15%, 4/25/30 ....      13,534
   2,984    Merrill Lynch Trust, Series 47,
              Class Z, 8.99%, 10/20/20 ....       3,288

Continued

One Group Bond Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       66
Report

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
Collateralized Mortgage Obligations, continued:
$      1    Morgan Stanley Mortgage Trust,
              Series 35, Class 2, 2761.00%,
              4/20/21, HB, IF* ............  $      184
       1    Morgan Stanley Mortgage Trust,
              Series 37, Class 2, 2668.40%,
              7/20/21, HB, IF* ............         140
     134    Morgan Stanley Mortgage Trust,
              Series 39, Class 3, 0.00%,
              12/20/21, PO ................         117
     544    Norwest Asset Securities Corp.,
              Series 97-15, Class A3,
              6.75%, 10/25/12 .............         548
   2,200    Norwest Asset Securities Corp.,
              Series 97-7, Class A2, 7.00%,
              5/25/27 .....................       2,218
   2,398    Norwest Asset Securities Corp.,
              Series 97-17, Class A11,
              7.15%, 11/25/27 .............       2,454
   1,055    Norwest Asset Securities Corp.,
              Series 97-18, Class A1,
              6.75%, 12/25/27 .............       1,072
   2,855    Norwest Asset Securities Corp.,
              Series 98-4, Class 2A4,
              6.75%, 2/25/28 ..............       2,884
     754    Norwest Asset Securities Corp.,
              Series 98-9, Class A1, 6.50%,
              4/25/28 .....................         775
   1,506    Norwest Asset Securities Corp.,
              Series 98-33, Class A4,
              6.25%, 1/25/29 ..............       1,536
   1,631    Norwest Asset Securities Corp.,
              Series 98-34, Class A9Z,
              6.50%, 1/25/29 ..............       1,453
     925    Norwest Asset Securities Corp.,
              Series 99-2, Class A1, 6.50%,
              2/25/29 .....................         946
   1,715    Norwest Asset Securities Corp.,
              Series 99-8, Class A10,
              0.00%, 4/25/29, PO ..........         916
     338    Norwest Asset Securities Corp.,
              Series 99-12, Class A1,
              6.25%, 5/25/29 ..............         345
     552    Norwest Asset Securities Corp.,
              Series 99-17, Class A2,
              6.25%, 6/25/29 ..............         562
   2,540    Norwest Asset Securities Corp.,
              Series 99-14, Class A3,
              6.50%, 6/25/29 ..............       2,589
  12,641    Norwest Asset Securities Corp.,
              Series 99-24, Class A6,
              7.00%, 11/25/29 .............      13,161
     163    Paine Webber CMO Trust, Series
              H, Class 4, 8.75%, 4/1/18 ...         180

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
Collateralized Mortgage Obligations, continued:
$    730    Paine Webber CMO Trust, Series
              P, Class 4, 8.50%, 8/1/19 ...  $      795
   4,918    PNC Mortgage Securities Corp.,
              Series 94-1, Class F2, 3.14%,
              2/25/24 * ...................       5,056
   2,000    PNC Mortgage Securities Corp.,
              Series 98-1, Class 2A10,
              6.50%, 2/25/28 ..............       2,007
  12,165    PNC Mortgage Securities Corp.,
              Series 98-1, Class 5A7,
              7.17%, 2/25/28 ..............      12,262
   1,870    PNC Mortgage Securities Corp.,
              Series 98-10, Class 1A8,
              6.50%, 12/25/28 .............       1,921
   1,000    PNC Mortgage Securities Corp.,
              Series 99-1, Class 1A8,
              6.50%, 2/25/29 ..............       1,024
     704    PNC Mortgage Securities Corp.,
              Series 98-8, Class 1A11,
              6.75%, 8/25/29 ..............         730
   1,233    Prudential Home Mortgage
              Securities, Series 93-39,
              Class A8, 6.50%, 10/25/08 ...       1,236
   3,808    Prudential Home Mortgage
              Securities, Series 93-39,
              Class A13, 13.42%, 10/25/08,
              IF* .........................       4,153
   6,899    Prudential Home Mortgage
              Securities, Series 93-45,
              Class A3, 6.75%, 11/25/08 ...       7,052
   2,426    Prudential Home Mortgage
              Securities, Series 93-50,
              Class A11, 8.75%, 11/25/23,
              IF ..........................       2,553
   2,179    Prudential Home Mortgage
              Securities, Series 93-60,
              Class A5, 6.75%, 12/25/23 ...       2,231
   1,142    Prudential Home Mortgage
              Securities, Series 93-47,
              Class A9, 14.13%, 12/25/23,
              IF* .........................       1,249
   1,030    Prudential Home Mortgage
              Securities, Series 93-54,
              Class A18, 5.75%, 1/25/24,
              IF ..........................       1,055
   3,028    Residential Accredit Loans,
              Inc., Series 96-QS3, Class
              AI-11, 7.75%, 6/25/26 .......       3,132
   1,290    Residential Accredit Loans,
              Inc., Series 98-QS4, Class
              AI5, 7.00%, 3/25/28 .........       1,338
   3,500    Residential Accredit Loans,
              Inc., Series 00-QS14, Class
              A4, 7.75%, 12/25/30 .........       3,610

Continued

One Group Bond Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)



ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       67
                                                                          Report

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
Collateralized Mortgage Obligations, continued:
$  6,164    Residential Accredit Loans,
              Inc., Series 00-QS14, Class
              NB4, 7.75%, 12/25/30 ........  $    6,447
  17,586    Residential Accredit Loans,
              Inc., Series 01-QS14, Class
              A4A, 5.71%, 10/25/31, IF,
              IO* .........................       1,396
   5,030    Residential Accredit Loans,
              Inc., Series 01-QS16, Class
              A6, 6.25%, 11/25/31 .........       5,050
   4,429    Residential Funding Mortgage
              Securities I, Inc., Series
              94-S8, Class A6, 6.00%,
              3/25/09 .....................       4,541
     870    Residential Funding Mortgage
              Securities I, Inc., Series
              98-S9, Class 1A1, 6.50%,
              4/25/13 .....................         896
   2,232    Residential Funding Mortgage
              Securities I, Inc., Series
              93-S47, Class A12, 8.75%,
              12/25/23 ....................       2,347
   3,493    Residential Funding Mortgage
              Securities I, Inc., Series
              98-S6, Class A4, 6.75%,
              3/25/28 .....................       3,547
   2,279    Residential Funding Mortgage
              Securities I, Inc., Series
              98-S10, Class A6, 6.75%,
              4/25/28 .....................       2,309
   4,000    Residential Funding Mortgage
              Securities I, Inc., Series
              98-S26, Class A4, 12.72%,
              11/25/28, IF* ...............       4,139
   1,878    Residential Funding Mortgage
              Securities I, Inc., Series
              99-S9, Class A3, 6.75%,
              4/25/29 .....................       1,928
   1,207    Residential Funding Mortgage
              Securities I, Inc., Series
              99-S12, Class A6, 0.00%,
              5/25/29, PO .................         631
   3,551    Residential Funding Mortgage
              Securities I, Inc., Series
              01-S10, Class A8, 7.75%,
              8/25/30 .....................       3,756
   3,800    Residential Funding Mortgage
              Securities I, Inc., Series
              00-S11, Class A3, 7.75%,
              9/25/30 .....................       3,934
  11,000    Residential Funding Mortgage
              Securities I, Inc., Series
              01-S13, Class A6, 7.75%,
              10/25/30 ....................      11,415
     310    Rural Housing Trust, Series
              87-1, Class 3B, 7.33%,
              4/1/26 ......................         326
   1,064    Salomon Brothers Mortgage
              Securities Trust VII, Series
              00-UP1, Class A2, 8.00%,
              9/25/30 .....................       1,125
   4,500    Structured Asset Mortgage
              Investments, Series 98-8,
              Class 2A11, 6.75%,
              7/25/28 .....................       4,705
   6,195    Vendee Mortgage Trust, Series
              94-1, Class 1, 5.63%,
              2/15/24 .....................       5,939

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
Collateralized Mortgage Obligations, continued:
$  3,220    Vendee Mortgage Trust, Series
              96-2, Class 1Z, 6.75%,
              6/15/26 .....................  $    3,365
   6,705    Vendee Mortgage Trust, Series
              97-1, Class 2Z, 7.50%,
              2/15/27 .....................       7,108
                                             ----------
  Total Collateralized Mortgage Obligations     272,091
                                             ----------
Corporate Bonds (15.9%):
Aerospace & Defense (0.1%):
   2,517    BAE Systems 2001 Asset Trust,
              7.16%, 12/15/11 (b) .........       2,690
                                             ----------
Airlines (1.4%):
   1,143    Continental Airlines, Inc.,
              Series 97-4B, 6.90%,
              1/2/17 ......................       1,095
   1,350    Delta Airlines, Inc., Series
              00-1, 7.57%, 11/18/10 .......       1,449
   2,156    Delta Airlines, Inc., 7.38%,
              11/18/11 ....................       2,281
   3,000    Delta Airlines, Inc., Series
              02-1, 6.42%, 7/2/12 .........       3,089
   2,500    Delta Airlines, Inc., 7.11%,
              3/18/13 .....................       2,645
   1,000    Northwest Airlines, Inc.,
              Series 01-1, Class B, 7.69%,
              4/1/17 ......................       1,017
   1,000    Northwest Airlines, Inc.,
              7.04%, 4/1/22 ...............       1,003
   3,147    Southwest Airlines Co., 5.10%,
              5/1/06 ......................       3,216
   6,050    U.S. Airways, Inc., Series
              00-2G, 8.02%, 2/5/19 ........       6,400
   4,598    U.S. Airways, Inc., Series
              00-3G, 7.89%, 3/1/19 ........       4,832
   3,924    U.S. Airways, Inc., Series
              01-1, 7.08%, 3/20/21 ........       4,021
   2,500    United Airlines, Inc., Series
              01-1, Class A2, 6.20%,
              9/1/08 ......................       2,338
   1,300    United Airlines, Inc., Series
              00-1, Class A2, 7.73%,
              7/1/10 ......................       1,224
   3,288    United Airlines, Inc., Series
              00-2, Class A2, 7.19%,
              4/1/11 ......................       3,081
   1,849    United Airlines, Inc., Series
              01-1, Class A2, 6.07%,
              3/1/13 ......................       1,740
   5,838    United Airlines, Inc., Series
              00-1, Class A1, 7.78%,
              1/1/14 ......................       5,639
                                             ----------
                                                 45,070
                                             ----------
Automotive (0.6%):
   2,000    Daimler Chrysler AG, 7.75%,
              5/27/03 .....................       2,075

Continued

One Group Bond Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       68
Report

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
Corporate Bonds, continued:
Automotive, continued:
$  6,515    Daimler Chrysler AG, 6.66%,
              1/8/05 ......................  $    6,692
   2,500    Daimler Chrysler NA Holdings,
              7.40%, 1/20/05 ..............       2,645
   4,545    General Motors Corp., 7.20%,
              1/15/11 .....................       4,636
   2,695    General Motors Corp., 8.80%,
              3/1/21 ......................       3,064
                                             ----------
                                                 19,112
                                             ----------
Banking, Finance & Insurance (8.6%):
   2,000    ABN AMRO Bank NV, Chicago,
              7.25%, 5/31/05 ..............       2,173
   1,750    Associates Corp., 5.75%,
              11/1/03 .....................       1,819
   2,625    Associates Corp., 8.55%,
              7/15/09 .....................       3,023
   4,435    Associates Corp., 8.15%,
              8/1/09 ......................       5,009
   2,500    Associates Corp., 7.95%,
              2/15/10 .....................       2,813
   2,800    Athena Neuro Financial L.L.C.,
              7.25%, 2/21/08 ..............       2,423
  12,000    Bank of America Corp., 7.80%,
              2/15/10 .....................      13,448
   1,400    Bank United, 8.00%, 3/15/09 ...       1,547
   1,900    BellSouth Capital Funding,
              7.75%, 2/15/10 ..............       2,114
   5,500    Boeing Capital Corp., 6.36%,
              7/15/05 .....................       5,829
   3,000    Capital One Bank, 8.25%,
              6/15/05 .....................       3,131
   1,000    CIT Group, Inc., 7.63%,
              8/16/05 .....................         986
   2,500    Citicorp, 8.00%, 2/1/03 .......       2,583
  15,250    Credit Suisse First Boston
              (USA), Inc., 6.13%,
              11/15/11 ....................      15,007
   3,000    Dow Capital BV, 8.50%,
              6/8/10 ......................       3,323
   5,500    Firstar Bank N.A., 7.13%,
              12/1/09 .....................       6,016
   6,250    Ford Motor Credit Co., 6.13%,
              3/20/04 .....................       6,378
   3,750    Ford Motor Credit Co., 7.60%,
              8/1/05 ......................       3,940
  11,000    Ford Motor Credit Co., 6.88%,
              2/1/06 ......................      11,263
   2,250    Ford Motor Credit Co., 5.80%,
              1/12/09 .....................       2,118
   8,000    Ford Motor Credit Co., 7.38%,
              10/28/09 ....................       8,296
   4,500    Ford Motor Credit Co., 7.25%,
              10/25/11 ....................       4,529

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
Corporate Bonds, continued:
Banking, Finance & Insurance, continued:
$  3,000    GE Capital Corp., 6.00%,
              6/15/12 .....................  $    2,991
   5,100    GE Capital Corp., 6.75%,
              3/15/32 .....................       5,025
   5,500    GMAC, 6.38%, 1/30/04 ..........       5,701
   3,000    GMAC, 6.85%, 6/17/04 ..........       3,139
   9,000    GMAC, 6.13%, 9/15/06 ..........       9,136
   8,965    GMAC, 7.25%, 3/2/11 ...........       9,168
   2,000    Goldman Sachs Group LP, 6.25%,
              2/1/03 (b) ..................       2,049
   1,000    Goldman Sachs Group LP, 6.65%,
              5/15/09 .....................       1,029
  10,000    Goldman Sachs Group LP, 6.88%,
              1/15/11 .....................      10,384
   2,300    Goldman Sachs Group LP, 6.60%,
              1/15/12 .....................       2,347
   1,000    Household Finance Corp., 7.20%,
              7/15/06 .....................       1,050
   4,500    Household Finance Corp., 7.88%,
              3/1/07 ......................       4,804
   3,000    Household Finance Corp., 6.40%,
              6/17/08 .....................       3,013
   5,670    Household Finance Corp., 6.50%,
              11/15/08 ....................       5,695
  17,900    Household Finance Corp., 5.88%,
              2/1/09 ......................      17,220
   1,900    Household Netherlands, 6.20%,
              12/1/03 .....................       1,961
   2,700    Huntington National Bank,
              8.00%, 4/1/10 ...............       2,932
   4,500    Jackson National Life Global,
              6.13%, 5/30/12 (b) ..........       4,595
   1,250    Key Bank, 7.50%, 9/15/08 ......       1,395
   3,800    Lehman Brothers Holdings, Inc.,
              6.63%, 1/18/12 ..............       3,860
   1,500    MGIC Investment Corp., 6.00%,
              3/15/07 .....................       1,563
   2,900    Monumental Global Funding,
              5.20%, 1/30/07 (b) ..........       2,951
   4,600    Morgan Stanley Dean Witter,
              6.60%, 4/1/12 ...............       4,696
   8,700    Morgan Stanley Dean Witter and
              Co., 6.75%, 4/15/11 .........       8,964
  17,000    National Rural Utilities,
              6.00%, 5/15/06 ..............      17,481
   1,200    Nationwide Financial Services,
              6.25%, 11/15/11 .............       1,224
   2,020    Norwest Corp., 6.38%,
              9/15/02 .....................       2,038
   4,500    Principal Life Global Funding,
              6.25%, 2/15/12 (b) ..........       4,620
   3,000    Spear Leeds & Kellogg LP,
              8.25%, 8/15/05 (b) ..........       3,342

Continued

One Group Bond Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)



ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       69
                                                                          Report

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
Corporate Bonds, continued:
Banking, Finance & Insurance, continued:
$  3,000    Tyco Capital Corp., 6.50%,
              2/7/06 ......................  $    2,911
   7,500    U.S. Bancorp, 6.50%, 2/1/08 ...       8,022
   2,500    U.S. Bancorp, 7.50%, 6/1/26 ...       2,715
   4,000    USAA Capital Corp., 7.05%,
              11/8/06 (b) .................       4,322
   4,750    Wachovia Corp., 4.95%,
              11/1/06 .....................       4,792
   1,700    Washington Mutual Finance,
              6.88%, 5/15/11 ..............       1,788
   5,050    Wells Fargo Bank, 7.55%,
              6/21/10 .....................       5,635
                                             ----------
                                                282,326
                                             ----------
Energy (0.2%):
   3,200    Constellation Energy Group,
              6.35%, 4/1/07 ...............       3,318
   3,750    DTE Energy Co., 6.65%,
              4/15/09 .....................       3,914
                                             ----------
                                                  7,232
                                             ----------
Governments (Foreign) (0.6%):
   4,400    Ontario Province of Canada,
              Senior Unsubordinated
              Debenture, 7.38%, 1/27/03 ...       4,537
   2,500    Province of Quebec, 6.50%,
              1/17/06 .....................       2,685
  11,500    Province of Quebec, 5.75%,
              2/15/09 .....................      12,006
   1,000    Province of Quebec, 6.29%,
              3/6/26 ......................       1,131
                                             ----------
                                                 20,359
                                             ----------
Industrial Goods & Services (0.8%):
   1,200    Abitibi Consolidated, Inc.,
              8.55%, 8/1/10 ...............       1,255
   3,000    Amerada Hess Corp., 6.65%,
              8/15/11 .....................       3,117
   1,730    Boeing Co., 7.95%, 8/15/24 ....       2,017
   1,500    Coastal Corp., 6.38%,
              2/1/09 ......................       1,396
   1,000    Constellation Energy Group,
              7.00%, 4/1/12 ...............       1,046
   2,000    Cox Radio, Inc., 6.38%,
              5/15/05 .....................       2,012
   1,800    Dayton Hudson Corp., 7.88%,
              6/15/23 .....................       1,936
   2,900    Tennessee Gas Pipeline, 7.00%,
              3/15/27 .....................       2,898
   2,500    Tyco International Group,
              6.75%, 2/15/11 ..............       1,945
   6,500    Tyco International Group,
              6.38%, 10/15/11 .............       4,986
   1,150    Tyco International Ltd., 7.20%,
              10/15/08 ....................         962

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
Corporate Bonds, continued:
Industrial Goods & Services, continued:
$    500    Weyerhaeuser Co., 6.13%,
              3/15/07 (b) .................  $      515
   1,250    Weyerhaeuser Co., 6.75%,
              3/15/12 (b) .................       1,297
                                             ----------
                                                 25,382
                                             ----------
Media (0.0%):
   1,500    Knight-Ridder, Inc., 7.13%,
              6/1/11 ......................       1,588
                                             ----------
Multimedia (0.5%):
   2,300    AOL Time Warner Entertainment,
              10.15%, 5/1/12 ..............       2,631
   2,200    AOL Time Warner, Inc., 5.63%,
              5/1/05 ......................       2,160
   1,000    AOL Time Warner, Inc., 8.18%,
              8/15/07 .....................       1,066
   2,200    AOL Time Warner, Inc., 7.48%,
              1/15/08 .....................       2,271
   3,000    AOL Time Warner, Inc., 9.15%,
              2/1/23 ......................       3,129
     455    AOL Time Warner, Inc., 7.70%,
              5/1/32 ......................         405
   3,000    Comcast Cable Communications,
              8.13%, 5/1/04 ...............       3,107
   1,000    Viacom, Inc., 7.75%, 6/1/05 ...       1,097
                                             ----------
                                                 15,866
                                             ----------
Real Estate (0.1%):
   3,650    EOP Operating LP, 6.75%,
              2/15/12 .....................       3,784
                                             ----------
Telecommunications (2.5%):
   3,500    Ameritech Capital Funding
              Corp., 5.95%, 1/15/38 .......       3,585
     800    AT&T Wireless Services, Inc.,
              7.50%, 5/1/07 ...............         689
   1,100    AT&T Wireless Services, Inc.,
              7.88%, 3/1/11 ...............         890
   2,200    Bell Telephone Co.
              Pennsylvania, 8.35%,
              12/15/30 ....................       2,394
   4,588    Bellsouth Telecommunications,
              6.30%, 12/15/15 .............       4,657
   7,900    British Telecom PLC, 8.38%,
              12/15/10 ....................       8,612
     750    Cox Communications, Inc.,
              6.88%, 6/15/05 ..............         746
   1,800    Cox Communications, Inc.,
              7.75%, 11/1/10 ..............       1,715
  10,350    France Telecom, 8.25%,
              3/1/11 ......................       9,466
   4,500    Nynex Capital Funding, 8.23%,
              10/15/09 ....................       4,976
   6,400    Qwest Capital Funding Corp.,
              7.00%, 8/3/09 ...............       3,584

Continued

One Group Bond Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       70
Report

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
Corporate Bonds, continued:
Telecommunications, continued:
$  2,500    Qwest Capital Funding Corp.,
              7.90%, 8/15/10 ..............  $    1,425
   2,300    Sprint Capital Corp., 7.13%,
              1/30/06 .....................       1,842
  11,300    Sprint Capital Corp., 6.00%,
              1/15/07 .....................       8,811
   1,000    Sprint Capital Corp., 8.38%,
              3/15/12 (b) .................         830
   7,200    TCI Communications, Inc.,
              9.80%, 2/1/12 ...............       7,851
   2,700    Telus Corp., 8.00%, 6/1/11 ....       2,247
   2,100    U.S. West Capital Funding,
              Inc., 6.25%, 7/15/05 ........       1,292
   8,250    Verizon Global Funding Corp.,
              7.25%, 12/1/10 ..............       8,344
   2,100    Verizon New England, Inc.,
              6.50%, 9/15/11 ..............       2,058
   1,705    Verizon New York, Inc., 6.88%,
              4/1/12 ......................       1,700
   2,000    WorldCom, Inc., 6.50%, 5/15/04
              (c) .........................         330
  14,500    WorldCom, Inc., 7.38%, 1/15/06
              (b) (c) .....................       2,393
                                             ----------
                                                 80,437
                                             ----------
Transportation & Shipping (0.1%):
   2,900    FedEx Corp., 6.63%, 2/12/04 ...       3,022
     831    Regional Jet Equipment Trust,
              Series 00-1, 7.77%, 9/5/04
              (b) .........................         864
                                             ----------
                                                  3,886
                                             ----------
Utilities (0.3%):
   2,480    American Electric Power Co.,
              Series A, 6.13%, 5/15/06 ....       2,529
   1,200    Appalachian Power Co., Series
              E, 4.80%, 6/15/05 ...........       1,194
   3,250    Dominion Resources, Inc.,
              6.25%, 6/30/12 ..............       3,254
   2,000    Ohio Valley Electric Co.,
              5.94%, 2/12/06 (b) ..........       2,086
     500    Virginia Electric & Power Co.,
              5.38%, 2/1/07 ...............         507
                                             ----------
                                                  9,570
                                             ----------
Yankee & Eurodollar (0.1%):
   2,000    Kingdom of Belgium, 9.20%,
              6/28/10 .....................       2,472
                                             ----------
  Total Corporate Bonds                         519,774
                                             ----------
U.S. Government Agency Mortgages (45.8%):
Fannie Mae (18.1%):
       1    758.75%, 1/25/06, Series 91-4,
              Class N, HB .................           9
       1    1008.00%, 4/25/06, Series
              91-33, Class J, HB ..........          12

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
U.S. Government Agency Mortgages, continued:
Fannie Mae, continued:
$    704    0.00%, 9/25/06, Series 96-46,
              Class PE, PO ................  $      671
   2,322    8.00%, 8/25/07, Series 92-152,
              Class N, IO .................         222
   2,000    7.50%, 9/25/07, Series 92-135,
              Class LC ....................       2,047
      31    0.00%, 2/25/08, Series 96-24,
              Class K, PO .................          31
   3,482    2.59%, 5/25/08, Series 93-59,
              Class FA* ...................       3,496
   3,975    2.84%, 5/25/08, Series 93-55,
              Class FA* ...................       4,006
     453    3.52%, 5/25/08, Series 93-63,
              Class FA* ...................         455
   1,412    3.62%, 5/25/08, Series 93-72,
              Class F* ....................       1,417
   7,000    6.50%, 5/25/08, Series 93-104,
              Class L .....................       7,349
   2,000    6.50%, 5/25/08, Series 93-55,
              Class K .....................       2,133
     633    3.57%, 6/25/08, Series 93-107,
              Class F* ....................         635
   2,500    9.06%, 7/25/08, Series 93-238,
              Class SB, IF* ...............       2,691
   1,840    11.75%, 7/25/08, Series 93-117,
              Class SB, IF* ...............       1,980
     658    3.67%, 8/25/08, Series 93-129,
              Class FB* ...................         658
     249    5.66%, 8/25/08, Series 93-209,
              Class KB ....................         252
     106    10.55%, 8/25/08, Series 93-209,
              Class SG, IF* ...............         106
     641    11.22%, 8/25/08, Series 93-134,
              Class SA, IF* ...............         666
   1,926    0.00%, 9/25/08, Series 96-20,
              Class L, PO .................       1,707
   6,253    0.00%, 9/25/08, Series 96-39,
              Class J, PO .................       5,700
   1,476    3.67%, 9/25/08, Series 93-175,
              Class FE ....................       1,485
   1,618    9.25%, 9/25/08, Series 93-186,
              Class SA, IF* ...............       1,773
   1,664    10.90%, 9/25/08, Series 93-175,
              Class SA, IF* ...............       1,825
   3,306    12.63%, 9/25/08, Series 93-164,
              Class SC, IF* ...............       3,808
   5,800    0.00%, 10/25/08, Series 96-24,
              Class B, PO .................       5,032
   1,809    3.62%, 10/25/08, Series 93-196,
              Class FA* ...................       1,814
   1,013    9.25%, 10/25/08, Series 93-196,
              Class SB, IF* ...............       1,104
   1,700    10.67%, 10/25/08, Series
              93-197, Class SB, IF* .......       1,839

Continued

One Group Bond Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)



ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       71
                                                                          Report

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
U.S. Government Agency Mortgages, continued:
Fannie Mae, continued:
$     88    256.00%, 11/1/08, Series K,
              Class 2, HB .................  $      349
   4,000    0.00%, 12/25/08, Series 98-27,
              Class B, PO .................       3,483
   2,000    2.94%, 12/25/08, Series 93-221,
              Class FH* ...................       2,045
     973    9.50%, 12/25/08, Series 93-221,
              Class SE, IF* ...............       1,108
   2,500    12.68%, 12/25/08, Series
              93-233, Class SB, IF* .......       2,871
     901    3.77%, 1/25/09, Series 94-12,
              Class FC* ...................         906
      21    3.82%, 1/25/09, Series 94-12,
              Class FB* ...................          21
     142    11.77%, 1/25/09, Series 94-12,
              Class SB, IF* ...............         148
   1,391    14.46%, 2/25/09, Series 94-13,
              Class SK, IF* ...............       1,581
   2,628    0.00%, 3/25/09, Series 96-24,
              Class E, PO .................       2,260
     150    2.24%, 3/25/09, Series 94-33,
              Class F* ....................         149
     704    3.62%, 3/25/09, Series 94-32,
              Class F* ....................         708
   2,888    3.72%, 3/25/09, Series 94-33,
              Class FA* ...................       2,931
   1,132    6.50%, 3/25/09, Series 95-13,
              Class B .....................       1,163
   1,526    12.73%, 3/25/09, Series 94-32,
              Class S, IF* ................       1,649
   1,870    14.93%, 3/25/09, Series 94-34,
              Class S, IF* ................       2,088
   1,320    7.08%, 10/17/09, Series 97-M1,
              Class B .....................       1,355
  10,500    7.25%, 1/15/10 ................      11,920
   2,804    7.00%, 5/18/12, Series 97-51,
              Class PM, IO ................         439
   6,326    8.00%, 11/1/12, Pool #535710 ..       6,744
   1,500    6.50%, 12/25/12, Series 02-37,
              Class VA ....................       1,569
   1,467    6.50%, 12/25/12, Series 02-9,
              Class VE ....................       1,540
   1,443    17.81%, 11/25/13, Series
              93-220, Class SD, IF* .......       1,652
   5,000    6.50%, 6/25/14, Series 98-59,
              Class VB ....................       5,215
   6,000    6.00%, 9/25/14, Series 01-71,
              Class QC ....................       6,175
   2,000    6.50%, 8/25/15, Series 01-61,
              Class VQ ....................       2,051

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
U.S. Government Agency Mortgages, continued:
Fannie Mae, continued:
$  1,695    8.00%, 11/1/15, Pool #535852 ..  $    1,807
   3,500    6.00%, 11/25/15, Series 01-49,
              Class DQ ....................       3,623
   8,000    6.50%, 11/25/15, Series 01-52,
              Class XN ....................       8,233
   7,000    6.00%, 12/25/15, Series 01-78,
              Class VB ....................       6,996
     322    12.50%, 1/1/16, Pool #303306 ..         373
   9,422    6.00%, 12/25/16, Series 01-71,
              Class QE ....................       9,520
   6,000    6.00%, 12/25/16, Series 01-74,
              Class MB ....................       6,062
   2,000    6.50%, 12/25/16, Series 01-50,
              Class VB ....................       2,036
   9,200    6.00%, 2/25/17, Series 02-2,
              Class UC ....................       9,314
     584    2.34%, 3/25/17, Series 96-27,
              Class FA* ...................         582
      42    7.00%, 4/1/17, Pool #44699 ....          44
   9,000    5.50%, 4/25/17, Series 02-18,
              Class PC ....................       8,979
     218    10.00%, 9/1/17, Series 23,
              Class 2, IO .................          61
     117    9.25%, 4/25/18, Series 88-7,
              Class Z .....................         130
   1,095    9.00%, 5/1/18, Pool #426836 ...       1,209
   2,810    4.22%, 6/25/18, Series 92-206,
              Class FA* ...................       2,829
     774    9.85%, 11/1/18, Series 97-77,
              Class M .....................         873
     190    5.16%, 1/1/19, Pool #70226* ...         193
     190    8.55%, 1/25/19, Series 93-178,
              Class SD, IF* ...............         191
     521    5.49%, 3/1/19, Pool #116612* ..         532
      27    10.50%, 3/1/19, Series 50,
              Class 2, IO .................           8
     792    8.00%, 10/25/19, Series 89-70,
              Class G .....................         859
   1,148    16.16%, 10/25/19, Series
              93-156, Class SD, IF* .......       1,252
     474    8.50%, 11/25/19, Series 89-83,
              Class H .....................         520
     650    9.00%, 11/25/19, Series 89-89,
              Class H .....................         707
     333    9.40%, 11/25/19, Series 89-78,
              Class H .....................         373
     442    8.80%, 1/25/20, Series 90-1,
              Class D .....................         490
   1,963    7.00%, 2/25/20, Series 92-182,
              Class PZ ....................       2,067

Continued

One Group Bond Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       72
Report

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
U.S. Government Agency Mortgages, continued:
Fannie Mae, continued:
$    112    5.50%, 6/25/20, Series 90-60,
              Class K .....................  $      115
     218    9.50%, 6/25/20, Series 90-63,
              Class H .....................         244
     240    5.50%, 8/25/20, Series 90-93,
              Class G .....................         249
     651    6.50%, 8/25/20, Series 90-102,
              Class J .....................         684
       4    504.00%, 8/25/20, Series 90-94,
              Class H, HB .................          50
       3    1118.04%, 8/25/20, Series
              90-95, Class J, HB ..........          86
   1,360    9.00%, 10/25/20, Series 90-120,
              Class H .....................       1,477
     140    18.83%, 11/25/20, Series
              90-134, Class SC, IF* .......         177
   2,701    6.50%, 12/25/20, Series 97-85,
              Class L, IO .................          53
       5    652.15%, 12/25/20, Series
              90-140, Class K, HB .........          88
     398    10.00%, 1/25/21, Series 93-165,
              Class SX, IF* ...............         407
       1    907.20%, 2/25/21, Series 91-7,
              Class K, HB .................          20
     664    5.00%, 3/25/21, Series 91-24,
              Class Z .....................         662
   3,850    7.00%, 3/25/21, Series 01-4,
              Class PC ....................       4,075
   1,690    7.75%, 3/25/21, Series 92-158,
              Class ZC ....................       1,737
      22    892.80%, 6/25/21, Series G-17,
              Class S, HB, IF* ............         399
     243    7.50%, 9/25/21, Series 91-126,
              Class ZB ....................         254
   1,496    13.26%, 9/25/21, Series G-28,
              Class S, IF* ................       1,669
   2,943    0.00%, 10/25/21, Series 98-57,
              Class L, PO .................       2,884
     532    7.00%, 10/25/21, Series 92-124,
              Class PJ ....................         537
   1,163    8.75%, 10/25/21, Series G-35,
              Class M .....................       1,289
   2,815    5.00%, 11/25/21, Series G92-66,
              Class JB ....................       2,856
   1,481    7.88%, 11/25/21, Series 92-215,
              Class PM ....................       1,530
     480    15.19%, 12/25/21, Series G-51,
              Class SA, IF* ...............         629
   1,500    2.64%, 1/25/22, Series 93-79,
              Class FE* ...................       1,510
   2,571    7.00%, 1/25/22, Series G92-15,
              Class Z .....................       2,739
   2,500    10.00%, 1/25/22, Series 93-165,
              Class SZ, IF* ...............       2,643

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
U.S. Government Agency Mortgages, continued:
Fannie Mae, continued:
$  1,400    10.25%, 1/25/22, Series 93-155,
              Class SB, IF* ...............  $    1,501
     687    16.44%, 1/25/22, Series 93-165,
              Class SC, IF* ...............         764
   2,000    8.07%, 3/25/22, Series 93-189,
              Class SH, IF* ...............       2,081
   3,000    7.50%, 4/25/22, Series G92-65,
              Class J .....................       3,190
       1    9716.64%, 5/25/22, Series
              G92-27, Class SQ, HB, IF* ...         268
     170    7.50%, 6/25/22, Series 92-101,
              Class J .....................         182
   3,149    7.00%, 7/25/22, Series 93-103,
              Class PN, IO ................         358
     866    7.00%, 7/25/22, Series G92-42,
              Class Z .....................         922
   7,251    7.50%, 7/25/22, Series G92-35,
              Class E .....................       7,731
  37,076    8.00%, 7/25/22, Series G92-44,
              Class ZQ ....................      40,254
       5    1184.78%, 7/25/22, Series
              G92-35, Class G, HB .........         181
   3,750    6.00%, 8/25/22, Series 92-136,
              Class PK ....................       3,815
   2,667    6.50%, 8/25/22, Series 96-59,
              Class J .....................       2,749
   5,000    0.00%, 9/25/22, Series 97-70,
              Class PO, PO ................       4,586
   1,123    1.86%, 9/25/22, Series G92-52,
              Class FD* ...................       1,104
   2,887    5.50%, 9/25/22, Series 92-143,
              Class MA ....................       2,984
   2,258    6.50%, 9/25/22, Series 93-185,
              Class A, IO .................         227
   8,860    7.50%, 9/25/22, Series G92-54,
              Class ZQ ....................       9,523
   6,000    7.75%, 9/25/22, Series 92-163,
              Class M .....................       6,502
   2,718    0.00%, 10/25/22, Series G92-62,
              Class B, PO .................       2,301
   1,228    3.42%, 10/25/22, Series G92-59,
              Class F* ....................       1,225
   1,580    3.82%, 10/25/22, Series G92-61,
              Class FJ* ...................       1,589
     638    7.00%, 10/25/22, Series G92-61,
              Class Z .....................         667
   6,798    7.50%, 10/25/22, Series 92-188,
              Class PZ ....................       7,407
     596    14.65%, 10/25/22, Series
              92-201, Class SB, IF* .......         672
   3,550    7.00%, 11/25/22, Series 93-138,
              Class JH, IO ................         475

Continued

One Group Bond Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)



ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       73
                                                                          Report

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
U.S. Government Agency Mortgages, continued:
Fannie Mae, continued:
$  1,600    8.37%, 12/25/22, Series 93-225,
              Class VO, IF* ...............  $    1,735
   2,400    7.90%, 1/25/23, Series G93-1,
              Class KA ....................       2,631
   1,983    6.50%, 2/25/23, Series 93-5,
              Class Z .....................       2,059
   5,945    7.00%, 2/25/23, Series 97-61,
              Class ZC ....................       6,338
   2,452    15.50%, 2/25/23, Series 93-27,
              Class SA, IF* ...............       2,971
      43    20.18%, 2/25/23, Series 98-35,
              Class SV, IF ................          44
   5,032    0.00%, 3/25/23, Series 93-247,
              Class CB, PO ................       4,581
   1,484    6.50%, 3/25/23, Series G93-14,
              Class J .....................       1,556
   1,850    7.70%, 3/25/23, Series 93-21,
              Class KA ....................       2,018
   1,592    7.50%, 4/1/23, Series 218,
              Class 2, IO .................         317
   1,541    0.00%, 4/25/23, Series 98-4,
              Class C, PO .................       1,306
   3,000    6.00%, 4/25/23, Series G93-17,
              Class SI, IF* ...............       2,782
   4,000    10.89%, 4/25/23, Series 98-43,
              Class SA, IF, IO* ...........       2,275
   4,603    14.18%, 4/25/23, Series 93-62,
              Class SA, IF* ...............       5,203
   1,358    0.00%, 5/25/23, Series 93-146,
              Class D, PO .................       1,355
   1,774    11.54%, 5/25/23, Series 93-110,
              Class S, IF* ................       1,736
   1,768    13.63%, 5/25/23, Series 93-94,
              Class S, IF* ................       1,804
  21,500    0.00%, 6/25/23, Series 93-257,
              Class C, PO .................      16,909
   4,519    3.66%, 6/25/23, Series 94-82,
              Class SA, IF, IO* ...........          79
   1,561    10.25%, 6/25/23, Series 93-98,
              Class SE, IF ................       1,584
   3,000    0.00%, 7/25/23, Series 93-159,
              Class PD, PO ................       2,844
     815    7.39%, 7/25/23, Series 93-115,
              Class SD, IF* ...............         740
   1,874    8.67%, 7/25/23, Series 93-115,
              Class SC, IF* ...............       1,688
   3,250    2.72%, 8/25/23, Series G93-27,
              Class FD* ...................       3,271
   7,300    5.58%, 8/25/23, Series 96-14,
              Class SE, IF, IO* ...........       2,103
      61    6.16%, 8/25/23, Series 94-36,
              Class SG, IF, IO* ...........           0
  18,200    6.21%, 8/25/23, Series 99-38,
              Class SK, IF, IO* ...........       1,726

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
U.S. Government Agency Mortgages, continued:
Fannie Mae, continued:
$  1,680    8.00%, 8/25/23, Series 93-149,
              Class Z .....................  $    1,703
     456    10.00%, 8/25/23, Series 93-138,
              Class SB, IF* ...............         463
      24    10.90%, 8/25/23, Series G93-27,
              Class SE, IF* ...............          24
     285    15.35%, 8/25/23, Series 93-113,
              Class SE, IF* ...............         295
     549    20.21%, 8/25/23, Series 93-137,
              Class SB, IF* ...............         568
     313    22.35%, 8/25/23, Series 93-139,
              Class SG, IF* ...............         325
   5,548    0.00%, 9/25/23, Series 93-205,
              Class H, PO .................       4,552
     334    0.00%, 9/25/23, Series G93-37,
              Class H, PO .................         205
     299    0.00%, 9/25/23, Series 93-248,
              Class FB, IF* ...............         293
   1,080    2.50%, 9/25/23, Series 93-187,
              Class FB* ...................       1,091
   3,503    7.00%, 9/25/23, Series 93-167,
              Class GA ....................       3,715
     174    7.16%, 9/25/23, Series 93-155,
              Class SB, IF, IO* ...........           3
     299    9.00%, 9/25/23, Series 93-248,
              Class SB, IF* ...............         305
   1,940    9.08%, 9/25/23, Series 93-165,
              Class SD, IF* ...............       1,941
   2,500    12.50%, 9/25/23, Series 93-165,
              Class SK, IF* ...............       2,929
   4,178    14.42%, 9/25/23, Series 93-165,
              Class SI, IF* ...............       4,281
     307    15.70%, 9/25/23, Series 93-155,
              Class SD, IF* ...............         318
     161    22.65%, 9/25/23, Series G93-32,
              Class SA, IF* ...............         168
     327    0.00%, 10/25/23, Series 93-241,
              Class PG, PO ................         322
   5,439    2.39%, 10/25/23, Series 93-199,
              Class FA* ...................       5,440
   1,000    4.32%, 10/25/23, Series 93-189,
              Class FB* ...................         966
   3,677    7.00%, 10/25/23, Series 93-199,
              Class Z .....................       3,747
   3,400    8.78%, 10/25/23, Series 93-199,
              Class SG, IF* ...............       3,493
   1,384    10.50%, 10/25/23, Series
              93-179, Class SC, IF* .......       1,521
   3,081    6.50%, 11/25/23, Series 95-19,
              Class Z .....................       3,116
   1,817    9.40%, 11/25/23, Series 93-224,
              Class SG, IF* ...............       1,956
   1,248    9.80%, 11/25/23, Series 93-207,
              Class SC, IF* ...............       1,291

Continued

One Group Bond Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       74
Report

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
U.S. Government Agency Mortgages, continued:
Fannie Mae, continued:
$  1,250    10.00%, 11/25/23, Series
              93-206, Class SD, IF* .......  $    1,278
   2,978    15.62%, 11/25/23, Series 97-20,
              Class SA, IF* ...............       3,062
   2,173    0.00%, 12/25/23, Series 97-24,
              Class PQ, PO ................       1,779
   1,914    2.44%, 12/25/23, Series 93-230,
              Class FA* ...................       1,897
   2,500    2.84%, 12/25/23, Series 93-247,
              Class FE* ...................       2,544
      37    3.92%, 12/25/23, Series 93-223,
              Class FB* ...................          37
   2,500    6.15%, 12/25/23, Series 95-10,
              Class C .....................       2,604
   1,200    6.50%, 12/25/23, Series 93-225,
              Class UB ....................       1,273
   3,000    6.75%, 12/25/23, Series 94-55,
              Class G .....................       3,178
   3,620    7.00%, 12/25/23, Series 93-250,
              Class Z .....................       3,888
   1,159    10.23%, 12/25/23, Series
              93-247, Class SU, IF* .......       1,232
   2,200    13.18%, 12/25/23, Series
              93-223, Class SE, IF* .......       2,233
      16    13.20%, 12/25/23, Series
              93-223, Class SB, IF* .......          16
   4,000    15.51%, 12/25/23, Series
              93-223, Class SN, IF* .......       3,906
   1,649    18.78%, 12/25/23, Series
              93-245, Class SE, IF* .......       1,709
   3,857    0.00%, 12/26/23, Series 99-34,
              Class FR* ...................       3,799
   1,940    19.42%, 12/26/23, Series 99-34,
              Class SY, IF* ...............       2,042
     680    7.00%, 1/1/24, Pool #50966 ....         709
   6,307    0.00%, 2/25/24, Series 99-16,
              Class B, PO .................       5,085
   5,256    4.67%, 2/25/24, Series 94-43,
              Class F* ....................       5,159
   1,032    9.00%, 3/1/24, Series 265,
              Class 2 .....................       1,161
      83    2.24%, 3/25/24, Series 94-39,
              Class F* ....................          83
     369    5.90%, 3/25/24, Series 94-59,
              Class SB, IF* ...............         325
   5,000    6.50%, 3/25/24, Series 94-37,
              Class L .....................       5,099
   1,500    10.84%, 3/25/24, Series 94-28,
              Class SC, IF* ...............       1,258
      32    17.57%, 3/25/24, Series 94-39,
              Class S, IF* ................          36

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
U.S. Government Agency Mortgages, continued:
Fannie Mae, continued:
$     47    10.00%, 4/25/24, Series 94-63,
              Class T, IF* ................  $       47
     114    25.05%, 4/25/24, Series 94-63,
              Class S, IF* ................         115
     242    7.00%, 11/17/24, Series G94-13,
              Class ZB ....................         244
   2,902    8.50%, 1/25/25, Series 95-2,
              Class Z .....................       3,151
   1,598    8.80%, 1/25/25, Series G95-1,
              Class C .....................       1,799
   1,361    9.00%, 4/1/25, Pool #552737 ...       1,505
     933    9.00%, 12/1/25, Pool
              #550292 .....................       1,030
   4,920    7.00%, 12/18/25, Series 97-73,
              Class PK, IO ................         445
   2,500    7.00%, 1/25/26, Series 96-32,
              Class PH ....................       2,672
     287    9.00%, 4/1/26, Pool #446278 ...         317
      14    3.47%, 5/25/26, Series 98-63,
              Class SB, IF* ...............          14
   3,727    7.50%, 8/18/26, Series 97-29,
              Class PL, IO ................         377
  15,690    1.84%, 3/25/27, Series 97-20,
              Class IO, IO ................       1,007
   1,741    7.50%, 4/18/27, Series 97-27,
              Class J .....................       1,854
   4,293    7.50%, 4/20/27, Series 97-29,
              Class J .....................       4,525
   8,000    7.50%, 5/20/27, Series 97-39,
              Class PD ....................       8,571
   1,383    6.50%, 7/18/27, Series 97-42,
              Class ZC ....................       1,443
   2,035    4.13%, 9/1/27, Pool #54844* ...       2,068
  14,069    7.00%, 12/18/27, Series 97-81,
              Class PI, IO ................       2,767
     833    9.50%, 7/1/28, Pool #457268 ...         924
   4,444    6.00%, 12/1/28, Pool
              #454390 .....................       4,473
   7,163    6.00%, 1/1/29, Pool #252211 ...       7,210
   3,287    6.20%, 1/25/29, Series 98-70,
              Class AG ....................       3,340
   2,227    4.45%, 3/1/29, Pool #303532* ..       2,264
   2,653    5.50%, 4/18/29, Series 99-18,
              Class Z .....................       2,221
   1,728    6.35%, 4/25/29, Series 99-17,
              Class C .....................       1,781
   4,206    17.84%, 6/25/29, Series 01-11,
              Class SX, IF* ...............       4,771
   5,750    6.00%, 7/25/29, Series 01-80,
              Class PE ....................       5,900

Continued

One Group Bond Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)



ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       75
                                                                          Report

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
U.S. Government Agency Mortgages, continued:
Fannie Mae, continued:
$ 58,234    6.26%, 2/25/30, Series 01-53,
              Class TS, IF, IO* ...........  $    6,732
   7,188    7.50%, 2/25/30, Series 00-2,
              Class ZE ....................       7,939
  11,906    7.26%, 7/25/30, Series 00-20,
              Class SA, IF, IO* ...........       1,241
   4,410    8.50%, 1/25/31, Series 00-52,
              IO ..........................         719
   2,900    6.00%, 5/25/31, Series 01-31,
              Class VD ....................       2,939
  13,355    6.00%, 7/25/31, Series 01-33,
              Class ID, IO ................       7,009
   5,762    7.00%, 11/25/31, Series 01-61,
              Class Z .....................       5,905
  66,865    1.60%, 3/25/32, Series 02-12,
              Class SJ, IF, IO* ...........       3,532
                                             ----------
                                                594,156
                                             ----------
Freddie Mac (21.6%):
   5,336    5.78%, 9/15/04, Series 1982,
              Class SB, IF, IO* ...........         116
       4    1008.00%, 5/15/06, Series 1072,
              Class A, HB .................          32
       2    1008.00%, 6/15/06, Series 1098,
              Class M, HB .................          16
      51    7.50%, 2/15/07, Series 1322,
              Class G .....................          51
     589    4.50%, 3/15/07, Series 1295,
              Class JB ....................         596
       3    981.87%, 6/15/07, Series 1298,
              Class L, HB .................          47
      99    3.37%, 11/15/07, Series 1414,
              Class LA* ...................         100
   1,105    8.50%, 11/15/07, Series 1754,
              Class DE ....................       1,115
     274    12.31%, 11/15/07, Series 1414,
              Class LB, IF* ...............         280
   1,857    7.00%, 1/15/08, Series 1473,
              Class HA ....................       1,946
     622    7.13%, 2/15/08, Series 1465,
              Class SA, IF, IO* ...........          57
     584    0.00%, 4/15/08, Series 1854,
              Class C, PO .................         523
      35    6.00%, 4/15/08, Series 1531,
              Class K .....................          35
     950    0.00%, 5/15/08, Series 1989,
              Class L, PO .................         932
     646    3.13%, 5/15/08, Series 1606,
              Class LC* ...................         648
     474    4.37%, 5/15/08, Series 1506,
              Class F* ....................         482
   1,608    6.63%, 5/15/08, Series 1506,
              Class SD, IF, IO* ...........         140

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
U.S. Government Agency Mortgages, continued:
Freddie Mac, continued:
$    739    9.29%, 5/15/08, Series 1587,
              Class SF, IF* ...............  $      789
      98    14.36%, 5/15/08, Series 1506,
              Class S, IF* ................         112
     146    17.47%, 5/15/08, Series 1606,
              Class LD, IF* ...............         162
     655    8.50%, 6/15/08, Series 1539,
              Class S, IF* ................         678
   2,794    0.00%, 8/15/08, Series 1900,
              Class T, PO .................       2,504
   4,274    0.00%, 8/15/08, Series 1561,
              Class TA, PO ................       3,881
   2,791    3.38%, 8/15/08, Series 1575,
              Class FB* ...................       2,854
     671    3.67%, 8/15/08, Series 1563,
              Class FA* ...................         674
   1,168    10.00%, 8/15/08, Series 1565,
              Class K, IF* ................       1,233
     930    13.88%, 8/15/08, Series 1575,
              Class SB, IF* ...............         997
     184    6.00%, 9/15/08, Series 1586,
              Class A .....................         188
     914    20.02%, 9/15/08, Series 1580,
              Class SC, IF* ...............       1,039
   1,124    0.00%, 10/15/08, Series 1946,
              Class L, PO .................       1,008
   1,488    0.00%, 10/15/08, Series 1900,
              Class I, PO .................       1,354
   4,349    0.00%, 10/15/08, Series 1967,
              Class PC, PO ................       4,015
     438    3.47%, 10/15/08, Series 1587,
              Class FA* ...................         441
   2,416    7.24%, 10/15/08, Series 1601,
              Class SB, IF* ...............       2,539
     893    8.75%, 10/15/08, Series 1601,
              Class S, IF* ................         956
   2,750    10.84%, 11/15/08, Series 1604,
              Class SA, IF* ...............       2,976
   4,606    11.09%, 11/15/08, Series 1612,
              Class SD, IF* ...............       5,013
     389    11.88%, 11/15/08, Series 1604,
              Class SH, IF* ...............         393
     132    13.29%, 11/15/08, Series 1604,
              Class SE, IF* ...............         134
   2,788    0.00%, 12/15/08, Series 1948,
              Class A, PO .................       2,515
   1,679    2.38%, 12/15/08, Series 1635,
              Class O* ....................       1,680
   1,980    2.38%, 12/15/08, Series 1624,
              Class FB* ...................       1,984
     452    3.03%, 12/15/08, Series 1655,
              Class F* ....................         456
     375    3.82%, 12/15/08, Series 1647,
              Class FB* ...................         378

Continued

One Group Bond Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       76
Report

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
U.S. Government Agency Mortgages, continued:
Freddie Mac, continued:
$  2,500    8.50%, 12/15/08, Series 1625,
              Class SD, IF* ...............  $    2,748
     795    11.47%, 12/15/08, Series 1647,
              Class SB, IF* ...............         869
     900    12.63%, 12/15/08, Series 1647,
              Class SA, IF* ...............       1,009
   1,226    14.32%, 12/15/08, Series 2017,
              Class SE, IF* ...............       1,382
     166    21.56%, 12/15/08, Series 1655,
              Class SA, IF* ...............         193
     827    8.50%, 1/15/09, Series 1659,
              Class SB, IF* ...............         907
   1,608    0.00%, 2/15/09, Series 1679,
              Class N, PO .................       1,455
   1,998    6.40%, 2/15/09, Series 1679,
              Class O .....................       2,091
   1,000    10.45%, 2/15/09, Series 1796,
              Class S, IF* ................       1,075
     268    2.43%, 3/15/09, Series 1900,
              Class FA* ...................         268
   2,130    6.00%, 3/15/09, Series 1693,
              Class Z .....................       2,232
   3,826    6.50%, 3/15/09, Series 1701,
              Class B .....................       4,050
   2,673    8.98%, 3/15/09, Series 1698,
              Class SC, IF* ...............       2,937
   2,000    6.63%, 9/15/09 ................       2,197
   5,000    6.00%, 2/15/10, Series 2124,
              Class PB ....................       5,190
   6,221    7.50%, 9/1/10, Gold Pool
              #E62448 .....................       6,610
   8,000    6.88%, 9/15/10 ................       8,903
   3,683    7.00%, 2/15/11, Series 2314,
              Class Vl ....................       3,923
   7,292    6.00%, 5/15/11, Series 2128,
              Class PJ, IO ................         508
   4,298    6.00%, 10/15/11, Series 2102,
              Class TY, IO ................         423
   3,000    6.75%, 1/15/12, Series 1920,
              Class C .....................       3,172
   4,300    6.00%, 3/15/12, Series 2115,
              Class PD ....................       4,480
  10,213    6.63%, 3/15/12, Series 1933,
              Class SJ, IF, IO* ...........         400
   3,141    6.00%, 10/15/12, Series 2391,
              Class VQ ....................       3,269
   2,918    6.50%, 10/15/12, Series 2401,
              Class VE ....................       3,070
   2,951    6.50%, 12/15/12, Series 2419,
              Class VG ....................       3,106
   5,300    6.30%, 1/15/13, Series 2025,
              Class PE ....................       5,583
   5,200    6.50%, 5/15/13, Series 2055,
              Class OE ....................       5,499

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
U.S. Government Agency Mortgages, continued:
Freddie Mac, continued:
$  1,428    6.50%, 10/15/13, Series 1844,
              Class E .....................  $    1,488
   1,472    7.00%, 10/15/13, Series 1595,
              Class D .....................       1,582
   1,373    15.04%, 10/15/13, Series 1607,
              Class SA, IF* ...............       1,571
   7,000    6.00%, 12/15/13, Series 2102,
              Class TU ....................       7,249
  24,750    6.00%, 1/15/14, Series 2115,
              Class PE ....................      25,573
   6,000    0.00%, 3/15/14, Series 2355,
              Class BC, PO ................       4,881
   3,487    6.50%, 3/15/14, Series 2135,
              Class UK, IO ................         533
   7,426    7.00%, 5/15/14, Series 2299,
              Class G .....................       7,819
   3,000    7.00%, 5/15/14, Series 2335,
              Class VH ....................       3,179
  15,100    6.00%, 7/15/14, Series 2405,
              Class PC ....................      15,587
   4,238    7.50%, 10/1/14, Gold Pool
              #G11169 .....................       4,499
   3,400    5.50%, 12/15/14, Series 2374,
              Class PV ....................       3,420
   5,000    5.50%, 5/15/15, Series 2391,
              Class QE ....................       5,017
     326    12.00%, 8/1/15, Pool
              #170269 .....................         373
  18,000    6.50%, 9/15/15, Series 2353,
              Class PC ....................      18,680
   1,192    8.50%, 11/1/15, Gold Pool
              #E81720 .....................       1,278
   8,000    6.50%, 12/15/15, Series 2054,
              Class VB ....................       8,381
       8    7.50%, 7/1/16, Pool #274081 ...           8
   6,916    6.38%, 7/15/16, Series 1930,
              Class SJ, IF, IO* ...........         342
   2,000    6.50%, 7/15/16, Series 2304,
              Class VB ....................       2,048
   4,700    6.50%, 8/15/16, Series 2345,
              Class PQ ....................       4,900
   2,000    6.00%, 9/15/16, Series 2359,
              Class PM ....................       2,014
   6,000    6.00%, 9/15/16, Series 2353,
              Class TD ....................       6,038
   5,458    6.00%, 12/15/16, Series 2394,
              Class MC ....................       5,543
      17    7.50%, 4/1/17, Pool #289711 ...          18
   2,200    6.50%, 11/15/18, Series 2345,
              Class VB ....................       2,236
   3,694    6.50%, 3/15/19, Series 2134,
              Class PI, IO ................         736

Continued

One Group Bond Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)



ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       77
                                                                          Report

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
U.S. Government Agency Mortgages, continued:
Freddie Mac, continued:
$  1,438    5.89%, 7/1/19, Pool
              #846489* ....................  $    1,467
     140    12.00%, 7/1/19, Pool
              #555238 .....................         160
   1,301    9.50%, 7/15/19, Series 11,
              Class D .....................       1,382
     467    9.50%, 4/15/20, Series 22,
              Class C .....................         491
     530    9.60%, 4/15/20, Series 23,
              Class F .....................         566
      16    84.00%, 5/15/20, Series 41,
              Class I, HB .................          35
   5,500    6.50%, 6/15/20, Series 2362,
              Class PD ....................       5,705
     126    10.00%, 6/15/20, Series 47,
              Class F .....................         132
     355    9.00%, 10/15/20, Series 1807,
              Class G .....................         379
     271    9.50%, 1/15/21, Series 99,
              Class Z .....................         291
       1    1066.21%, 2/15/21, Series 1045,
              Class G, HB .................          11
     444    9.00%, 4/15/21, Series 1065,
              Class J .....................         482
     480    2.83%, 5/15/21, Series 1084,
              Class F* ....................         484
     147    27.63%, 5/15/21, Series 1079,
              Class S, IF* ................         174
     336    36.79%, 5/15/21, Series 1084,
              Class S, IF* ................         429
   2,032    7.50%, 6/15/21, Series 1365,
              Class PN ....................       2,056
     756    5.50%, 8/15/21, Series 1116,
              Class I .....................         771
     463    8.50%, 9/15/21, Series 1144,
              Class KB ....................         490
   4,841    7.50%, 11/15/21, Series 1378,
              Class JZ ....................       5,138
       2    1174.25%, 11/15/21, Series
              1172, Class L, HB* ..........          48
     259    7.75%, 12/15/21, Series 1347,
              Class HB ....................         264
      17    967.57%, 1/15/22, Series 1196,
              Class B, HB* ................         265
   5,000    0.00%, 2/15/22, Series 1987,
              Class W, PO .................       4,345
   5,661    8.00%, 2/15/22, Series 1212,
              Class IZ ....................       6,232
     146    9.00%, 4/1/22, Series 134,
              Class B, IO .................          25
   1,293    7.00%, 5/15/22, Series 1250,
              Class J .....................       1,344
   2,011    7.50%, 8/15/22, Series 1343,
              Class LB ....................       2,133

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
U.S. Government Agency Mortgages, continued:
Freddie Mac, continued:
$  1,593    8.00%, 8/15/22, Series 1343,
              Class LA ....................  $    1,705
   3,984    6.50%, 8/25/22, Series 8, Class
              J ...........................       4,133
   2,500    3.03%, 9/15/22, Series 1370,
              Class JA* ...................       2,547
   4,800    3.25%, 9/15/22, Series 1591,
              Class FH* ...................       5,083
   4,400    11.32%, 9/15/22, Series 1591,
              Class SH ....................       4,519
   3,281    14.64%, 10/15/22, Series 1673,
              Class S, IF .................       3,466
   8,800    0.00%, 11/15/22, Series 2002,
              Class A, PO .................       7,840
   3,500    9.98%, 11/15/22, Series 1592,
              Class KB, IF* ...............       3,800
     152    2.53%, 12/15/22, Series 1483,
              Class FB* ...................         152
   2,144    3.74%, 12/15/22, Series 1455,
              Class WB, IF* ...............       1,726
   7,000    2.56%, 1/15/23, Series 1603,
              Class IF* ...................       7,061
     301    3.72%, 2/15/23, Series 1470,
              Class F* ....................         303
  10,047    7.50%, 2/15/23, Series 1466,
              Class PZ ....................      10,884
   3,051    7.00%, 3/25/23, Series 8, Class
              ZA ..........................       3,298
   7,000    3.03%, 4/15/23, Series 1498,
              Class I, IF* ................       7,179
   1,500    4.61%, 4/15/23, Series 1672,
              Class FB* ...................       1,528
      74    12.38%, 4/25/23, Series G-13,
              Class SA, IF* ...............          75
   7,000    5.00%, 5/15/23, Series 1798,
              Class F .....................       6,963
   1,898    7.00%, 5/15/23, Series 1505,
              Class Q .....................       2,023
   1,060    9.00%, 5/15/23, Series 1614,
              Class VC, IF* ...............       1,089
   1,399    15.66%, 5/15/23, Series 1614,
              Class VB, IF* ...............       1,470
     221    17.11%, 5/15/23, Series 1592,
              Class TB, IF* ...............         225
       6    1514.04%, 5/15/23, Series 204,
              Class E, HB* ................         153
   1,814    3.08%, 6/15/23, Series 1532,
              Class E* ....................       1,871
     272    12.08%, 6/15/23, Series 2099,
              Class JC, IF* ...............         273
     175    13.33%, 6/15/23, Series 1633,
              Class SB, IF* ...............         175
   1,129    14.71%, 6/15/23, Series 1608,
              Class SD, IF* ...............       1,281

Continued

One Group Bond Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       78
Report

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
U.S. Government Agency Mortgages, continued:
Freddie Mac, continued:
$  2,638    4.36%, 7/15/23, Series 1541,
              Class O* ....................  $    2,521
   2,500    6.50%, 7/15/23, Series 1558,
              Class D .....................       2,592
     969    16.78%, 7/15/23, Series 1541,
              Class M, IF* ................       1,022
   1,500    22.21%, 7/15/23, Series 1543,
              Class JC, IF* ...............       1,600
   2,100    3.13%, 8/15/23, Series 1611,
              Class JA* ...................       2,224
     897    4.22%, 8/15/23, Series 1570,
              Class F* ....................         913
   2,000    15.40%, 8/15/23, Series 1611,
              Class JB, IF* ...............       2,041
   2,088    2.50%, 9/15/23, Series 1584,
              Class FB* ...................       2,110
   2,500    3.38%, 9/15/23, Series 1584,
              Class FC* ...................       2,558
  17,937    6.25%, 9/15/23, Series 1589,
              Class Z .....................      18,502
   2,500    7.00%, 9/25/23, Series 29,
              Class J .....................       2,671
   4,000    6.25%, 10/15/23, Series 1591,
              Class PV ....................       4,073
   2,225    8.13%, 10/15/23, Series 1689,
              Class SD, IF* ...............       2,445
   2,130    22.38%, 10/15/23, Series 1859,
              Class SB, IF, IO* ...........         395
     565    2.83%, 11/15/23, Series 1608,
              Class FP* ...................         567
   2,000    2.88%, 11/15/23, Series 1630,
              Class FA* ...................       2,021
   5,000    6.00%, 11/15/23, Series 1642,
              Class PJ ....................       5,098
   4,117    6.00%, 11/15/23, Series 1685,
              Class Z .....................       4,125
      20    8.50%, 11/15/23, Series 1619,
              Class SD, IF* ...............          21
   5,858    10.09%, 11/15/23, Series 1610,
              Class SD, IF* ...............       5,875
      56    15.00%, 11/15/23, Series 1619,
              Class SC, IF* ...............          56
   3,800    6.50%, 12/15/23, Series 2283,
              Class K .....................       3,940
   1,279    10.13%, 12/15/23, Series 1633,
              Class SE, IF* ...............       1,464
   2,471    13.35%, 12/15/23, Series 1628,
              Class S, IF* ................       2,420
   5,382    14.56%, 12/15/23, Series 1634,
              Class SD, IF* ...............       5,506
   1,937    19.25%, 12/15/23, Series 1854,
              Class SE, IF, IO* ...........         193
      13    7.11%, 1/15/24, Series 1666,
              Class SB, IF* ...............          13

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
U.S. Government Agency Mortgages, continued:
Freddie Mac, continued:
$  6,431    0.00%, 2/15/24, Series 1700,
              Class GA, PO ................  $    5,723
     935    0.00%, 2/15/24, Series 1860,
              Class PA, PO ................         904
  11,507    0.00%, 2/15/24, Series 1865,
              Class D, PO .................       9,164
   3,646    6.50%, 2/15/24, Series 1669,
              Class L .....................       3,859
   1,910    7.00%, 2/15/24, Series 1671,
              Class Z .....................       2,005
   4,279    10.00%, 2/15/24, Series 1671,
              Class QC, IF ................       4,734
   1,111    15.02%, 2/15/24, Series 1686,
              Class SH, IF* ...............       1,173
   2,218    2.48%, 3/15/24, Series 1699,
              Class FC* ...................       2,206
   1,064    4.41%, 3/15/24, Series 1709,
              Class FA* ...................       1,062
   3,938    4.56%, 3/15/24, Series 1689,
              Class FC* ...................       3,855
   1,000    7.00%, 3/15/24, Series 1695,
              Class EB ....................       1,078
   1,567    14.37%, 3/15/24, Series 1750,
              Class S, IF* ................       1,663
  15,000    19.20%, 3/15/24, Series 2033,
              Class SN, IF, IO* ...........       8,199
  44,659    0.60%, 4/25/24, Series 55,
              Class Gl, IF, IO* ...........         448
     898    2.38%, 4/25/24, Series G-29,
              Class FE* ...................         891
   1,221    5.63%, 4/25/24, Series 29,
              Class SD, IF, IO* ...........          56
   4,500    0.00%, 5/15/24, Series 2306,
              Class K, PO .................       3,550
  10,629    5.34%, 5/15/24, Series 2306,
              Class SE, IF, IO* ...........       1,840
     985    6.00%, 5/15/24, Series 2134,
              Class DA ....................       1,013
     786    8.75%, 5/15/24, Series 1727,
              Class ME ....................         849
   3,043    7.50%, 8/15/24, Series 1745,
              Class D .....................       3,259
   1,995    0.00%, 2/15/25, Series 2299,
              Class LP ....................       1,945
   1,154    7.50%, 2/15/26, Series 1935,
              Class CB ....................       1,177
   2,650    6.50%, 9/15/26, Series 2067,
              Class PD ....................       2,737
   4,831    7.50%, 9/15/26, Series 1890,
              Class H .....................       5,132
   4,155    8.00%, 9/15/26, Series 1899,
              Class ZE ....................       4,652

Continued

One Group Bond Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)



ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       79
                                                                          Report

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
U.S. Government Agency Mortgages, continued:
Freddie Mac, continued:
$  4,500    6.50%, 10/15/26, Series 2330,
              Class PI, IO ................  $      966
     891    2.58%, 2/15/27, Series 1935,
              Class FL* ...................         892
   1,591    7.50%, 2/15/27, Series 2242,
              Class PB ....................       1,599
   8,013    6.00%, 5/15/27, Series 1981,
              Class Z .....................       8,230
  17,500    6.50%, 7/15/27, Series 2137,
              Class TG ....................      18,036
   1,000    7.25%, 7/15/27, Series 1970,
              Class PG ....................       1,079
   7,000    7.50%, 9/15/27, Series 1987,
              Class PE ....................       7,478
   2,650    6.50%, 10/15/27, Series 2136,
              Class PQ ....................       2,736
   2,032    7.00%, 10/15/27, Series 1995,
              Class EJ, IO ................         113
   4,016    6.50%, 12/15/27, Series 2019,
              Class Z .....................       4,176
     803    6.50%, 1/15/28, Series 2200,
              Class C .....................         817
   3,000    6.00%, 2/15/28, Series 2143,
              Class CD ....................       3,058
  15,165    7.00%, 3/15/28, Series 2038,
              Class PN, IO ................       2,519
   2,750    7.50%, 3/15/28, Series 2040,
              Class PE ....................       2,906
     607    6.50%, 5/15/28, Series 2059,
              Class PH ....................         612
   9,468    7.50%, 5/15/28, Series 2054,
              Class PV ....................      10,172
     706    7.00%, 6/15/28, Series 2064,
              Class A .....................         713
   1,205    6.50%, 8/15/28, Series 2075,
              Class GB ....................       1,216
   7,000    6.50%, 10/15/28, Series 2362,
              Class PJ ....................       7,211
  14,700    7.00%, 10/15/28, Series 2089,
              Class PJ, IO ................       4,597
   1,752    0.00%, 1/15/29, Series 2113,
              Class GA, PO ................       1,723
   5,000    7.50%, 1/15/29, Series 2241,
              Class PG ....................       5,183
   4,371    6.00%, 2/15/29, Series 2121,
              Class GM ....................       4,317
   2,500    22.56%, 3/15/29, Series 2132,
              Class SB, IF* ...............       2,787
   4,504    7.00%, 4/15/29, Series 2141,
              Class IO, IO ................         875
   3,007    3.86%, 5/15/29, Series 2203,
              Class SA, IF* ...............       2,814
   2,050    6.50%, 6/1/29, Gold Pool
              #C00785 .....................       2,098

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
U.S. Government Agency Mortgages, continued:
Freddie Mac, continued:
$  9,717    7.50%, 6/15/29, Series 2163,
              Class PC, IO ................  $    1,890
   1,679    6.50%, 7/1/29, Gold Pool
              #C29164 .....................       1,719
   5,000    8.00%, 11/15/29, Series 2201,
              Class C .....................       5,407
   7,847    3.00%, 12/20/29, Series 2204,
              Class GB* ...................       7,752
   4,000    8.00%, 3/15/30, Series 2224,
              Class CB ....................       4,269
   1,971    5.89%, 4/1/30, Pool
              #846812* ....................       2,021
   8,464    7.50%, 8/15/30, Series 2247,
              Class Z .....................       8,962
   1,133    7.50%, 10/15/30, Series 2261,
              Class ZY ....................       1,205
  18,000    6.50%, 2/15/31, Series 2382,
              Class TL, IO ................       3,346
     838    0.00%, 5/15/31, Series 2318,
              PO ..........................         661
   2,230    8.50%, 6/15/31, Series 2359,
              Class ZB ....................       2,845
     406    0.00%, 9/15/31, Series 2353,
              Class KO, PO ................         296
   1,133    21.28%, 9/15/31, Series 2357,
              Class KS, IF* ...............       1,195
   4,200    6.50%, 10/15/31, Series 2367,
              Class ME ....................       4,259
   4,000    6.38%, 2/15/32, Series 2410,
              Class OE ....................       4,183
  37,881    6.81%, 2/15/32, Series 2410,
              Class QX, IF, IO* ...........       3,895
   7,500    7.00%, 3/15/32, Series 2423,
              Class MC ....................       7,751
  10,000    7.00%, 3/15/32, Series 2423,
              Class MT ....................      10,378
   8,600    7.00%, 4/15/32, Series 2436,
              Class MC ....................       9,178
                                             ----------
                                                707,007
                                             ----------
Government National Mortgage Assoc. (6.1%):
     118    8.50%, 7/15/08, Pool #023594 ..         126
   2,000    7.00%, 8/16/13, Series 96-22,
              Class VB ....................       2,139
      65    9.00%, 12/15/16, Pool
              #190923 .....................          72
   2,943    6.50%, 7/20/17, Series 01-60,
              Class VP ....................       3,060
     655    8.00%, 9/15/22, Pool
              #297628 .....................         706
     642    6.63%, 10/16/22, Series 94-4,
              Class SA, IF, IO* ...........          28

Continued

One Group Bond Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       80
Report

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
U.S. Government Agency Mortgages, continued:
Government National Mortgage Assoc., continued:
$    458    7.50%, 11/15/22, Pool
              #313110 .....................  $      488
   1,008    11.05%, 12/16/22, Series 00-30,
              Class ST, IF* ...............       1,132
     177    7.50%, 3/15/23, Pool
              #345288 .....................         189
   8,000    7.49%, 7/16/24, Series 94-3,
              Class PQ ....................       8,654
   7,000    7.99%, 7/16/24, Series 94-4,
              Class KQ ....................       7,677
   2,021    8.50%, 5/20/25, Pool #2006 ....       2,177
   5,976    6.50%, 7/20/25, Series 99-34,
              Class ZB ....................       6,068
   5,000    7.50%, 9/17/25, Series 98-26,
              Class K .....................       5,399
     238    8.00%, 12/20/25, Pool #2141 ...         254
   4,000    7.50%, 4/18/26, Series 97-8,
              Class PD ....................       4,179
   2,243    7.50%, 6/16/26, Series 00-9,
              Class PB ....................       2,426
     682    8.00%, 6/20/26, Pool #2234 ....         727
  11,000    7.50%, 8/16/26, Series 96-16,
              Class E .....................      11,851
     506    8.00%, 8/20/26, Pool #2270 ....         539
     607    8.00%, 9/20/26, Pool #2285 ....         646
     665    8.00%, 11/20/26, Pool #2324 ...         708
  12,272    7.50%, 5/16/27, Series 97-8,
              Class PN ....................      13,125
   6,100    7.50%, 7/20/27, Series 97-11,
              Class D .....................       6,517
   1,200    8.00%, 10/20/27, Pool #2499 ...       1,277
   1,208    8.00%, 11/20/27, Pool #2512 ...       1,285
     688    8.00%, 12/20/27, Pool #2525 ...         732
   2,134    7.50%, 2/20/28, Pool #2549 ....       2,251
     662    8.00%, 5/15/28, Pool
              #460372 .....................         706
     363    8.00%, 5/15/28, Pool
              #456883 .....................         387
     182    8.00%, 5/15/28, Pool
              #476291 .....................         194
     521    7.50%, 7/15/28, Pool
              #481872 .....................         551
     524    8.00%, 7/15/28, Pool
              #468066 .....................         559
     833    8.00%, 8/15/28, Pool
              #468149 .....................         889
   1,548    7.50%, 9/15/28, Pool
              #486537 .....................       1,639
   4,251    7.50%, 9/20/28, Pool #2646 ....       4,485
     427    8.00%, 9/20/28, Pool #2647 ....         454

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
U.S. Government Agency Mortgages, continued:
Government National Mortgage Assoc., continued:
$  2,454    6.50%, 10/15/28, Pool
              #486631 .....................  $    2,517
   2,200    6.50%, 1/16/29, Series 99-15,
              Class E .....................       2,249
  16,481    6.00%, 2/20/29, Series 99-4,
              Class ZB ....................      15,530
  25,356    6.76%, 8/16/29, Series 99-30,
              Class S, IF, IO* ............       3,023
   1,051    9.20%, 9/16/29, Series 99-33,
              Class SM ....................       1,110
  12,287    8.00%, 11/16/29, Series 99-41,
              Class Z .....................      13,244
   6,674    8.50%, 12/16/29, Series 99-44,
              Class ZC ....................       7,846
   5,000    7.50%, 12/20/29, Series 99-44,
              Class PC ....................       5,280
   8,910    8.00%, 12/20/29, Series 99-44,
              Class ZG ....................       9,672
  32,279    6.31%, 1/19/30, Series 01-4,
              Class SJ, IF, IO* ...........       2,799
   9,788    9.00%, 3/16/30, Series 00-21,
              Class Z .....................      11,857
   2,409    8.00%, 6/20/30, Series 00-9,
              Class Z .....................       2,614
   4,350    7.75%, 9/20/30, Series 00-26,
              Class Z .....................       4,631
   1,090    8.50%, 9/20/30, Series 00-26,
              Class TZ ....................       1,315
     842    9.00%, 10/15/30, Pool
              #479674 .....................         906
  15,820    6.69%, 10/20/30, Series 00,
              Class 34, IF, IO* ...........       1,235
   2,112    9.00%, 10/20/30, Series 00-31,
              Class Z .....................       2,554
   4,067    9.00%, 11/16/30, Series 00-36,
              Class IK, IO ................         639
   4,650    9.00%, 11/20/30, Series 00-35,
              Class ZA ....................       5,311
   3,000    8.00%, 12/20/30, Series 00-37,
              Class B .....................       3,259
  23,977    6.21%, 8/16/31, Series 01-36,
              Class S, IF, IO* ............       1,802
  32,057    6.41%, 8/16/31, Series 01-35,
              Class SA, IF, IO* ...........       2,616
   3,056    9.00%, 6/16/32, Series 02-41,
              Class SV, IF* ...............       3,170
                                             ----------
                                                199,475
                                             ----------
  Total U.S. Government Agency Mortgages      1,500,638
                                             ----------

Continued

One Group Bond Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       81
                                                                          Report

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
U.S. Government Agency Securities (0.4%):
Fannie Mae (0.2%):
$  8,585    6.25%, 2/1/11 .................  $    9,039
                                             ----------
Other U.S. Agencies (0.2%):
   1,042    Federal Housing Administration,
              Merrill Lynch Project, 7.43%,
              8/1/20 ......................       1,044
   1,815    Federal Housing Administration,
              Project #07335307, 7.43%,
              1/1/22 ......................       1,819
   2,209    Federal Housing Administration,
              Greystone Series 96-2, 7.43%,
              11/1/22 .....................       2,213
                                             ----------
                                                  5,076
                                             ----------
  Total U.S. Government Agency Securities        14,115
                                             ----------
U.S. Treasury Obligations (22.7%):
U.S. Treasury Bonds (13.9%):
   2,000    10.75%, 8/15/05 ...............       2,426
   8,000    6.00%, 8/15/09 ................       8,693
  13,425    11.75%, 2/15/10 ...............      16,214
 125,925    12.75%, 11/15/10 ..............     161,700
  72,615    10.38%, 11/15/12 ..............      93,353
  63,700    12.00%, 8/15/13 ...............      89,083
   1,000    13.25%, 5/15/14 ...............       1,506
   1,300    12.50%, 8/15/14 ...............       1,913
  26,220    11.75%, 11/15/14 ..............      37,667
   1,000    9.88%, 11/15/15 ...............       1,435
   7,395    7.50%, 11/15/16 ...............       8,902
   8,695    8.75%, 5/15/17 ................      11,604
   6,000    8.75%, 8/15/20 ................       8,149
   8,050    7.88%, 2/15/21 ................      10,137
   1,225    6.25%, 5/15/30 ................       1,327
                                             ----------
                                                454,109
                                             ----------
U.S. Treasury Inflation Protected Bonds (1.3%):
   7,826    3.38%, 1/15/07 ................       8,143
   4,449    3.63%, 1/15/08 ................       4,659
   5,000    3.88%, 1/15/09 ................       5,818
   3,000    4.25%, 1/15/10 ................       3,480

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
U.S. Treasury Obligations, continued:
U.S. Treasury Inflation Protected Bonds, continued:
$ 18,211    3.63%, 4/15/28 ................  $   21,676
                                             ----------
                                                 43,776
                                             ----------
U.S. Treasury Notes (0.8%):
   1,925    3.50%, 11/15/06 ...............       1,891
   3,500    4.38%, 5/15/07 ................       3,549
  18,520    10.38%, 11/15/09 ..............      21,511
                                             ----------
                                                 26,951
                                             ----------
U.S. Treasury STRIPS (6.7%):
   5,500    11/15/09 ......................       3,805
  26,300    11/15/14 ......................      13,232
  13,805    11/15/15 ......................       6,502
  39,050    11/15/15 ......................      18,369
  18,400    2/15/13 .......................      10,447
   4,000    2/15/14 .......................       2,117
  56,100    2/15/15 .......................      27,768
  59,210    2/15/16 .......................      27,318
  17,600    2/15/17 .......................       7,553
  18,000    5/15/08 .......................      13,861
   3,750    5/15/09 .......................       2,723
   4,000    5/15/10 .......................       2,722
  19,838    5/15/11 .......................      12,668
   7,000    5/15/12 .......................       4,185
   8,000    5/15/14 .......................       4,162
  86,295    5/15/18 .......................      34,080
   3,500    8/15/13 .......................       1,923
  29,950    8/15/14 .......................      15,333
  22,290    8/15/15 .......................      10,661
                                             ----------
                                                219,429
                                             ----------
  Total U.S. Treasury Obligations               744,265
                                             ----------
Investment Companies (3.4%):
 110,084    One Group Prime Money Market
              Fund, Class I ...............     110,084
                                             ----------
  Total Investment Companies                    110,084
                                             ----------
Total (Cost $3,157,056)(a)                   $3,272,227
                                             ==========

------------

Percentages indicated are based on net assets of $3,276,395.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $150,843
                   Unrealized depreciation......................   (35,672)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $115,171
                                                                  ========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c) Defaulted security.

 * The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect as of June 30, 2002.
See notes to financial statements.

ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       82
Report

One Group Income Bond Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
(Amounts in thousands)

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Asset Backed Securities (4.0%):
 $ 3,440    Advanta Mortgage Loan Trust,
              Series 97-2, Class A4, 7.60%,
              6/25/27 ......................  $    3,596
     574    Americredit Automobile
              Receivables Trust, Series
              99-A, Class A4, 5.88%,
              12/12/05 .....................         584
     668    Arcadia Automobile Receivables
              Trust, Series 98-A, Class A4,
              6.00%, 11/17/03 ..............         672
   5,000    Auto Leasing Investors, Series
              97, Class A7, 6.48%,
              12/12/08 .....................       5,260
   3,478    BankBoston Home Equity Loan
              Trust, Series 98-1, Class A6,
              6.35%, 2/25/13 ...............       3,639
   2,000    Chase Funding Loan Acquisition
              Trust, Series 02-C1, Class
              IIM1, 2.52%, 1/25/32* ........       2,001
     145    Chevy Chase Auto Receivables
              Trust, Series 98-2, Class A,
              5.91%, 12/15/04 ..............         145
   2,900    Citibank Credit Card Issuance
              Trust, Series 02-C2, Class C2,
              6.95%, 2/18/14 ...............       2,969
     446    EQCC Home Equity Loan Trust,
              Series 96-2, Class A4, 7.50%,
              6/15/21 ......................         461
     741    EQCC Home Equity Loan Trust,
              Series 97-1, Class A7, 7.12%,
              5/15/28 ......................         776
     362    EQCC Home Equity Loan Trust,
              Series 98-2, Class A3F, 6.23%,
              3/15/13 ......................         364
     743    GE Capital Mortgage Services,
              Inc., Series 97-HE3, Class A6,
              6.72%, 10/25/27 ..............         778
   3,000    Green Tree Financial Corp.,
              Series 93-2, Class B, 8.00%,
              7/15/18 ......................       2,775
   4,350    Green Tree Financial Corp.,
              Series 95-2, Class B1, 8.60%,
              5/15/26 ......................       4,476
   4,610    Green Tree Financial Corp.,
              Series 95-10, Class B1, 7.05%,
              2/15/27 ......................       4,188
     200    Green Tree Recreational,
              Equipment & Consumer Trust,
              Series 97-C, Class A1, 6.49%,
              2/15/18 ......................         206
   3,000    MBNA Master Credit Card Trust,
              Series 98-C, Class C, 6.35%,
              11/15/05 (b) .................       3,114
     262    MBNA Master Credit Card Trust,
              Series 99-D, Class D, 6.50%,
              11/17/08 .....................         280

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Asset Backed Securities, continued:
 $ 1,500    MBNA Master Credit Card Trust,
              Series 00-D, Class C, 8.40%,
              9/15/09 (b) ..................  $    1,673
     356    Onyx Acceptance Auto Trust,
              Series 99-A, Class A2, 5.83%,
              3/15/04 ......................         359
     382    PNC Student Loan Trust, I,
              Series 97-2, Class A6, 6.57%,
              1/25/04 ......................         392
   1,850    Saxon Asset Securities Trust,
              Series 99-1, Class AF6, 6.35%,
              2/25/29 ......................       1,934
   1,479    Security Pacific Acceptance
              Corp., Series 95-1, Class A3,
              7.25%, 4/10/20 ...............       1,576
   3,146    SLM Student Loan Trust, Series
              99-1, Class A1T, 2.58%,
              4/25/08* .....................       3,170
     600    Standard Credit Card Master
              Trust, Series 94-2, Class A,
              7.25%, 4/7/08 ................         661
     428    Sterling Automobile Loan
              Securitization, Series 00-1,
              Class A, 6.61%, 2/15/08
              (b) ..........................         444
     124    The Money Store Home Equity
              Trust, Series 96-C, Class A13,
              7.54%, 9/15/15 ...............         126
     559    The Money Store Home Equity
              Trust, Series 96-B, Class A16,
              8.01%, 7/15/27 ...............         587
   2,000    Union Acceptance Corp., Series
              99-C, Class A4, 6.82%,
              1/9/06 .......................       2,072
   1,000    Union Acceptance Corp., Series
              98-D, Class A5, 5.96%,
              7/10/06 ......................       1,029
   4,600    Union Acceptance Corp., Series
              00-D, Class B, 8.25%,
              7/8/08 .......................       5,034
                                              ----------
  Total Asset Backed Securities                   55,341
                                              ----------
Collateralized Mortgage Obligations (6.4%):
     526    ABN AMRO Mortgage Corp., Series
              00-3, Class 2A2, 7.15%,
              11/25/30 .....................         528
     221    American Housing Trust, Series
              V, Class 1G, 9.13%,
              4/25/21 ......................         232
     615    BA Mortgage Securities, Inc.,
              Series 98-1 Class 2A4, 6.50%,
              5/28/13 ......................         639
     268    BA Mortgage Securities, Inc.,
              Series 97-1, Class A7, 7.50%,
              7/25/26 ......................         279
   2,383    Bank of America Mortgage
              Securities, Series 99-2, Class
              AB, 5.50%, 4/25/29 ...........       2,141

Continued

One Group Income Bond Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)



ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       83
                                                                          Report

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Collateralized Mortgage Obligations, continued:
 $   189    Bank of America Mortgage
              Securities, Series 99-2, Class
              A9, 6.50%, 4/25/29 ...........  $      192
   2,021    Bank of America Mortgage
              Securities, Series 01-1, Class
              A24, 6.63%, 2/25/31 ..........       2,071
   1,279    Bear Stearns Mortgage
              Securities, Inc., Series 96-7,
              Class A10, 6.00%, 10/28/08 ...       1,260
     321    Bear Stearns Mortgage
              Securities, Inc., Series 98-1,
              Class A17, 5.00%, 3/25/28 ....         321
   1,500    Bear Stearns Mortgage
              Securities, Inc., Series 98-1,
              Class 2A7, 6.97%, 3/25/28* ...       1,452
     128    Bear Stearns Mortgage
              Securities, Inc., Series 97-6,
              Class 1A, 6.72%, 3/25/31* ....         130
     654    BHN Mortgage Fund, Series 97-1,
              Class A2, 7.92%, 7/25/09
              (b) ..........................          65
   1,086    BHN Mortgage Fund, Series 97-2,
              Class A2, 7.54%, 5/31/17
              (b) ..........................          76
     182    Chase Mortgage Finance Corp.,
              Series 94-C, Class A6, 6.25%,
              2/25/10 ......................         185
     190    Chase Mortgage Finance Corp.,
              Series 93-P, Class A18, 6.75%,
              12/25/24 .....................         190
     858    Chase Mortgage Finance Corp.,
              Series 94-D, Class A8Z, 6.75%,
              2/25/25 ......................         889
     450    Chase Mortgage Finance Corp.,
              Series 94-H, Class A7, 7.25%,
              6/25/25 ......................         467
     394    Chase Mortgage Finance Corp.,
              Series 98-S7, Class 1A14,
              6.25%, 12/25/28* .............         387
   1,229    Chase Mortgage Finance Corp.,
              Series 99-S1, Class A23,
              6.50%, 2/25/29 ...............       1,034
     500    Citicorp Mortgage Securities,
              Inc., Series 93-11, Class A4,
              6.25%, 9/25/08 ...............         508
   1,155    Citicorp Mortgage Securities,
              Inc., Series 94-9, Class A4,
              5.75%, 6/25/09 ...............       1,187
   1,069    Citicorp Mortgage Securities,
              Inc., Series 95-2, Class A7,
              7.50%, 4/25/25 ...............       1,107
     500    Citicorp Mortgage Securities,
              Inc., Series 98-1, Class A3,
              6.75%, 2/25/28 ...............         511
     278    Citicorp Mortgage Securities,
              Inc., Series 98-6, Class A1,
              6.50%, 7/25/28 ...............         280

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Collateralized Mortgage Obligations, continued:
 $    87    Citicorp Mortgage Securities,
              Inc., Series 98-6, Class A3,
              6.80%, 7/25/28 ...............  $       87
     900    Citicorp Mortgage Securities,
              Inc., Series 98-10, Class A4,
              7.00%, 11/25/28 ..............         935
   3,337    Citicorp Mortgage Securities,
              Inc., Series 99-3, Class A4,
              6.50%, 5/25/29 ...............       3,395
     202    CMC Securities Corp. III, Series
              94-A, Class B1, 6.75%,
              2/25/24 ......................         207
     547    CMC Securities Corp. IV, Series
              97-NAM3, Class FXA5, 7.25%,
              10/25/27 .....................         565
   1,050    CMC Securities Corp. IV, Series
              97-NAM3, Class A4, 7.25%,
              10/25/27 .....................       1,082
      31    Collateralized Mortgage
              Securities Corp., Series 88-2,
              Class B, 8.80%, 4/20/19 ......          32
     231    Countrywide Alternative Loan
              Trust, Series 99-1, Class A3,
              6.50%, 6/25/29 ...............         233
     368    Countrywide Alternative Loan
              Trust, Series 01-6, Class 2A5,
              7.00%, 7/25/31 ...............         378
   1,194    Countrywide Funding Corp.,
              Series 94-12, Class A9, 7.00%,
              10/25/23 .....................       1,233
     307    Countrywide Funding Corp.,
              Series 94-4, Class A12, 6.95%,
              4/25/24 ......................         317
   2,000    Countrywide Home Loans, Series
              99-10, Class A21, 7.25%,
              9/25/29 ......................       2,123
     300    Countrywide Mortgage Backed
              Securities, Inc., Series 93-B,
              Class A8, 6.75%, 11/25/23 ....         294
   1,743    First Union Residential
              Securitization, Series 98-A,
              Class SA4, 7.00%, 4/25/25 ....       1,835
   2,077    GE Capital Mortgage Services,
              Inc., Series 96-12, Class A4,
              7.25%, 7/25/11 ...............       2,145
     420    GE Capital Mortgage Services,
              Inc., Series 93-17, Class A11,
              6.50%, 12/25/23 ..............         414
     300    GE Capital Mortgage Services,
              Inc., Series 93-16, Class A19,
              19.91%, 12/25/23, IF* ........         320

Continued

One Group Income Bond Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       84
Report

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Collateralized Mortgage Obligations, continued:
 $ 1,000    GE Capital Mortgage Services,
              Inc., Series 94-14, Class A4,
              7.50%, 4/25/24 ...............  $    1,038
   1,012    GE Capital Mortgage Services,
              Inc., Series 94-17, Class A10,
              7.00%, 5/25/24 ...............       1,035
     399    GE Capital Mortgage Services,
              Inc., Series 97-12, Class A5,
              7.00%, 12/25/27 ..............         405
      53    GE Capital Mortgage Services,
              Inc., Series 98-2, Class A12,
              7.00%, 1/25/28 ...............          53
     500    GE Capital Mortgage Services,
              Inc., Series 98-24, Class A7,
              6.75%, 1/25/29 ...............         515
     296    GE Capital Mortgage Services,
              Inc., Series 99-2, Class A1,
              6.50%, 4/25/29 ...............         303
     300    GE Capital Mortgage Services,
              Inc., Series 99-3, Class A10,
              6.75%, 5/25/29 ...............         306
     278    GE Capital Mortgage Services,
              Inc., Series 99-15, Class A5,
              6.75%, 8/25/29 ...............         281
     415    GE Capital Mortgage Services,
              Inc., Series 00-4, Class A7,
              7.75%, 4/25/30 ...............         419
   1,000    GMAC Mortgage Corp. Loan Trust,
              Series 99-J1, Class A3, 6.75%,
              8/25/29 ......................       1,041
     357    Headlands Mortgage Securities,
              Inc., Series 97-4, Class AII,
              7.25%, 11/25/12 ..............         361
     666    Housing Securities, Inc., Series
              93-F, Class F3, 7.00%,
              9/25/23 ......................         674
     213    ICI Funding Corp. Secured Assets
              Corp., Series 97-3, Class A7,
              7.25%, 9/25/27 ...............         219
     349    Independent National Mortgage
              Corp., Series 95-F, Class A5,
              8.25%, 5/25/10 ...............         355
     106    Kidder Peabody Mortgage Assets
              Trust, Series 22, Class D,
              9.95%, 2/1/19 ................         108
     602    Merrill Lynch Mortgage
              Investors, Inc., Series 01-S1,
              Class 2APO, 0.00%, 5/25/29,
              PO ...........................         518
     500    NationsBanc Montgomery Funding
              Corp., Series 98-1, Class A16,
              6.75%, 6/25/28 ...............         519
     345    Norwest Asset Securities Corp.,
              Series 96-2, Class A9, 7.00%,
              9/25/11 ......................         355

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Collateralized Mortgage Obligations, continued:
 $   815    Norwest Asset Securities Corp.,
              Series 97-15, Class A3, 6.75%,
              10/25/12 .....................  $      822
     301    Norwest Asset Securities Corp.,
              Series 98-8, Class A1, 6.50%,
              4/25/13 ......................         310
     574    Norwest Asset Securities Corp.,
              Series 98-16, Class A1, 6.50%,
              6/25/13 ......................         591
   2,851    Norwest Asset Securities Corp.,
              Series 97-12, Class M, 7.25%,
              9/25/27 ......................       2,882
   1,005    Norwest Asset Securities Corp.,
              Series 98-9, Class A1, 6.50%,
              4/25/28 ......................       1,034
     818    Norwest Asset Securities Corp.,
              Series 98-7, Class A7, 6.55%,
              4/25/28 ......................         828
   1,091    Norwest Asset Securities Corp.,
              Series 98-30, Class A9, 5.00%,
              12/25/28 .....................       1,004
     200    Norwest Asset Securities Corp.,
              Series 98-30, Class A10,
              7.00%, 12/25/28 ..............         206
     250    Norwest Asset Securities Corp.,
              Series 99-2, Class A6, 6.75%,
              2/25/29 ......................         259
     700    Norwest Asset Securities Corp.,
              Series 99-9, Class A21, 7.00%,
              4/25/29 ......................         727
     221    Norwest Asset Securities Corp.,
              Series 99-17, Class A2, 6.25%,
              6/25/29 ......................         225
     663    Norwest Asset Securities Corp.,
              Series 99-18, Class A9, 6.50%,
              7/25/29 ......................         678
     137    Paine Webber CMO Trust, Series
              H, Class 4, 8.75%, 4/1/18 ....         151
      31    Paine Webber CMO Trust, Series
              J, Class 3, 8.80%, 5/1/18 ....          35
     149    Paine Webber CMO Trust, Series
              L, Class 4, 8.95%, 7/1/18 ....         165
     476    Paine Webber Mortgage Acceptance
              Corp., Series 94-2, Class A4,
              6.50%, 2/25/24 ...............         484
     113    PNC Mortgage Securities Corp.,
              Series 98-11, Class 2A1,
              6.50%, 11/25/13 ..............         116
   1,728    PNC Mortgage Securities Corp.,
              Series 00-8, Class 2A1, 7.25%,
              11/25/15 .....................       1,789
     497    PNC Mortgage Securities Corp.,
              Series 98-7, Class 1A5, 6.75%,
              9/25/28 ......................         515

Continued

One Group Income Bond Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)



ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       85
                                                                          Report

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Collateralized Mortgage Obligations, continued:
 $ 1,122    PNC Mortgage Securities Corp.,
              Series 98-10, Class 1A8,
              6.50%, 12/25/28 ..............  $    1,153
     360    PNC Mortgage Securities Corp.,
              Series 99-4, Class 4A4, 6.50%,
              5/25/29 ......................         358
     451    PNC Mortgage Securities Corp.,
              Series 00-5, Class A2, 7.75%,
              7/25/30 ......................         452
   3,450    Prudential Home Mortgage
              Securities, Series 93-45,
              Class A3, 6.75%, 11/25/08 ....       3,526
     500    Prudential Home Mortgage
              Securities, Series 94-26,
              Class A4, 7.00%, 8/25/09 .....         516
     932    Prudential Home Mortgage
              Securities, Series 93-50,
              Class A11, 8.75%, 11/25/23,
              IF* ..........................         981
     589    Prudential Home Mortgage
              Securities, Series 93-54,
              Class A18, 5.75%, 1/25/24,
              IF* ..........................         603
     300    Prudential Home Mortgage
              Securities, Series 94-3, Class
              A22, 15.15%, 2/25/24, IF* ....         301
     753    Prudential Home Mortgage
              Securities, Series 94-11,
              Class A4, 7.05%, 4/25/24 .....         763
      94    Residential Accredit Loans,
              Inc., Series 98-QS8, Class NB,
              6.50%, 6/25/13 ...............          97
     604    Residential Accredit Loans,
              Inc., Series 99-S25, Class A1,
              6.75%, 12/25/14 ..............         623
   1,260    Residential Accredit Loans,
              Inc., Series 96-QS8, Class
              A12, 7.75%, 12/25/26 .........       1,297
     200    Residential Accredit Loans,
              Inc., Series 98-QS5, Class A3,
              6.75%, 4/25/28 ...............         201
   1,500    Residential Accredit Loans,
              Inc., Series 98-QS17, Class
              NB7, 6.50%, 12/25/28 .........       1,544
      25    Residential Accredit Loans,
              Inc., Series 99-QS11, Class
              NB1, 7.50%, 9/25/29 ..........          25
   1,896    Residential Asset Securities
              Corp., Series 01-KS3, Class
              AI3, 5.18%, 7/25/27 ..........       1,942
     399    Residential Asset Securitization
              Trust, Series 96-A3, Class
              A11, 7.50%, 7/25/11 ..........         410
     269    Residential Asset Securitization
              Trust, Series 97-A5, Class
              A14, 7.75%, 7/25/27 ..........         273

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Collateralized Mortgage Obligations, continued:
 $   402    Residential Asset Securitization
              Trust, Series 97-A11, Class
              A6, 7.00%, 1/25/28 ...........  $      415
     345    Residential Asset Securitization
              Trust, Series 98-A1, Class A3,
              6.75%, 3/25/28 ...............         349
     140    Residential Asset Securitization
              Trust, Series 98-A8, Class A4,
              6.75%, 8/25/28 ...............         140
     605    Residential Asset Securitization
              Trust, Series 98-A8, Class A8,
              6.75%, 8/25/28 ...............         630
     814    Residential Funding Mortgage
              Securities I, Inc., Series
              93-S36, Class A13, 12.40%,
              10/25/08, IF* ................         877
   1,000    Residential Funding Mortgage
              Securities I, Inc., Series
              93-S49, Class A3, 6.00%,
              12/25/08 .....................       1,035
     422    Residential Funding Mortgage
              Securities I, Inc., Series
              94-S14, Class A1, 6.50%,
              6/25/09 ......................         433
     165    Residential Funding Mortgage
              Securities I, Inc., Series
              98-S4, Class A2, 6.50%,
              2/25/13 ......................         166
     188    Residential Funding Mortgage
              Securities I, Inc., Series
              93-S22, Class A13, 13.71%,
              6/25/23, IF* .................         201
   5,540    Residential Funding Mortgage
              Securities I, Inc., Series
              94-S9, Class A5, 6.50%,
              3/25/24 ......................       5,665
     157    Residential Funding Mortgage
              Securities I, Inc., Series
              97-S14, Class A6, 7.25%,
              10/25/27 .....................         160
     500    Residential Funding Mortgage
              Securities I, Inc., Series
              97-S20, Class A7, 7.00%,
              12/25/27 .....................         507
     283    Residential Funding Mortgage
              Securities I, Inc., Series
              98-S2, Class A4, 7.00%,
              1/25/28 ......................         295
   1,000    Residential Funding Mortgage
              Securities I, Inc., Series
              98-S5, Class A12, 6.75%,
              3/25/28 ......................       1,044
   3,004    Residential Funding Mortgage
              Securities I, Inc., Series
              98-S17, Class A2, 6.75%,
              8/25/28 ......................       3,033
     500    Residential Funding Mortgage
              Securities I, Inc., Series
              99-S2, Class A7, 6.75%,
              1/25/29 ......................         510
      81    Residential Funding Mortgage
              Securities I, Inc., Series
              99-S5, Class A2, 6.00%,
              2/25/29 ......................          81

Continued

One Group Income Bond Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       86
Report

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Collateralized Mortgage Obligations, continued:
 $ 1,000    Structured Asset Securities
              Corp., Series 00-3, Class 2A6,
              8.00%, 7/25/30 ...............  $    1,050
     900    Structured Asset Securities
              Corp., Series 00-4, Class 1A8,
              7.75%, 11/25/30 ..............         909
   2,246    Vendee Mortgage Trust, Series
              96-2, Class 1Z, 6.75%,
              6/15/26 ......................       2,348
                                              ----------
  Total Collateralized Mortgage Obligations       87,965
                                              ----------
Corporate Bonds (32.3%):
Aerospace & Defence (0.0%):
     500    Level 3 Communications, Corp.,
              7.63%, 6/15/12 ...............         504
                                              ----------
Aerospace & Defense (0.1%):
   1,727    BAE Systems 2001 Asset Trust,
              7.16%, 12/15/11 (b) ..........       1,846
                                              ----------
Air Transport (0.1%):
     787    Atlantic Coast Airlines, Inc.,
              8.75%, 1/1/07 (b) ............         789
                                              ----------
Airlines (0.7%):
     992    American Airline, Series 91-A2,
              10.18%, 1/2/13 ...............         991
     642    Delta Airlines, Series K,
              10.00%, 12/5/14 (b) ..........         615
   2,000    U.S. Airways, Inc., Series
              00-2G, 8.02%, 2/5/19 .........       2,115
     968    U.S. Airways, Inc., Series
              00-3G, 7.89%, 3/1/19 .........       1,017
   1,000    United Airlines, 9.13%,
              1/15/12 ......................         505
   4,623    United Airlines, Inc., Series
              01-1, Class A2, 6.07%,
              3/1/13 .......................       4,352
     510    United Airlines, Inc., Series
              00-1, Class A1, 7.78%,
              1/1/14 .......................         492
                                              ----------
                                                  10,087
                                              ----------
Automotive (0.4%):
   1,000    Daimler Chrysler NA Holdings,
              7.40%, 1/20/05 ...............       1,058
   2,000    Daimler Chrysler NA Holdings,
              7.30%, 1/15/12 ...............       2,098
   1,000    General Motors Corp., 7.20%,
              1/15/11 ......................       1,020
     750    General Motors Corp., 8.80%,
              3/1/21 .......................         853
   1,000    Hayes Lemmerz International,
              Inc., 9.13%, 7/15/07, Callable
              7/15/02 @ 104.56 (c) .........         105
   1,000    Oshkosh Truck Corp., 8.75%,
              3/1/08, Callable 3/1/03 @
              104.38 .......................       1,040
                                              ----------
                                                   6,174
                                              ----------

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Corporate Bonds, continued:
Banking, Finance & Insurance (11.6%):
 $ 4,800    ABN AMRO Bank NV, Chicago,
              7.25%, 5/31/05 ...............  $    5,215
     500    Associates Corp., Series MTNE,
              6.88%, 2/17/03 ...............         515
   1,500    Associates Corp., Series MTNG,
              7.70%, 6/10/04 ...............       1,616
     150    Associates Corp., Series MTNH,
              7.63%, 4/27/05 ...............         165
   1,000    Associates Corp., 6.63%,
              6/15/05 ......................       1,072
   1,000    Associates Corp., 6.25%,
              11/1/08 ......................       1,052
   6,000    Associates Corp., 8.15%,
              8/1/09 .......................       6,777
     500    Associates Corp., Series B,
              7.95%, 2/15/10 ...............         563
   3,000    Athena Neuro Financial L.L.C.,
              7.25%, 2/21/08 ...............       2,596
   1,350    Bank of America Corp., 6.85%,
              3/1/03 .......................       1,391
   2,900    Bank of America Corp., 7.80%,
              2/15/10 ......................       3,250
     500    Bank of America Corp., 7.80%,
              9/15/16 ......................         562
     250    Bankers Trust Corp., 7.25%,
              10/15/11 .....................         267
   1,490    Capital One Bank, Series BKNT,
              6.50%, 7/30/04 ...............       1,506
   1,775    CIT Group, Inc., Series B,
              6.88%, 2/16/05 ...............       1,708
   1,500    CitiFinancial, 7.75%, 3/1/05 ...       1,654
   5,000    Citigroup, Inc., 6.25%,
              12/1/05 ......................       5,301
   1,000    Comerica Bank, 7.65%, 8/15/10 ..       1,068
   6,500    Corestates Captial Trust I,
              8.00%, 12/15/26, Callable
              12/15/06 @ 103.88 (b) ........       6,831
   1,690    Credit Suisse First Boston
              (USA), Inc., 6.13%,
              11/15/11 .....................       1,663
     500    Donaldson Lufkin & Jenrette,
              6.50%, 4/1/08 ................         526
   1,000    Donaldson Lufkin & Jenrette,
              6.50%, 6/1/08 ................       1,051
   1,000    Dow Capital BV, 8.50%, 6/8/10 ..       1,108
   2,000    Fleet Boston Financial Corp.,
              8.13%, 7/1/04 ................       2,165
   1,500    Ford Motor Credit Co., 6.13%,
              3/20/04 ......................       1,531
     724    Ford Motor Credit Co., 7.75%,
              3/15/05 ......................         764
     250    Ford Motor Credit Co., 6.25%,
              12/8/05 ......................         253

Continued

One Group Income Bond Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)



ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       87
                                                                          Report

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Corporate Bonds, continued:
Banking, Finance & Insurance, continued:
 $ 4,100    Ford Motor Credit Co., 7.38%,
              10/28/09 .....................  $    4,252
   1,500    Ford Motor Credit Co., 7.25%,
              10/25/11 .....................       1,510
     500    GE Capital Corp., Series MTNA,
              5.70%, 10/7/03 ...............         519
   3,500    GE Capital Corp., 8.85%,
              4/1/05 .......................       3,932
   1,100    GE Capital Corp., 6.75%,
              3/15/32 ......................       1,084
   2,000    GMAC, 7.13%, 5/1/03 ............       2,059
   1,300    GMAC, 6.13%, 9/15/06 ...........       1,320
   3,100    GMAC, 7.25%, 3/2/11 ............       3,170
   3,710    Goldman Sachs Group LP, 5.90%,
              1/15/03 (b) ..................       3,785
     500    Goldman Sachs Group LP, 6.75%,
              2/15/06 (b) ..................         528
   5,000    Household Finance Corp., 7.25%,
              7/15/03 ......................       5,198
   1,000    Household Finance Corp., 7.25%,
              5/15/06 ......................       1,053
   1,000    Household Finance Corp., 6.50%,
              11/15/08 .....................       1,004
   7,200    Household Finance Corp., 5.88%,
              2/1/09 .......................       6,926
   2,000    Huntington National Bank, 8.00%,
              4/1/10 .......................       2,172
   5,000    Key Bank, 7.55%, 9/15/06 .......       5,489
   5,000    Lehman Brothers Holdings, Inc.,
              11.63%, 5/15/05 ..............       5,948
     295    Lehman Brothers Holdings, Inc.,
              8.50%, 8/1/15 ................         335
     250    Lion Connecticut Holding, 7.63%,
              8/15/26 ......................         272
   6,000    Massachusetts Mutual Life
              Insurance, 7.50%, 3/1/24
              (b) ..........................       6,338
     500    Mellon Financial Corp., 6.38%,
              2/15/10 ......................         527
     500    MGIC Investment Corp., 6.00%,
              3/15/07 ......................         521
   5,000    MIC Financing Trust I, Series
              Unit, 8.38%, 2/1/27, Callable
              2/1/07 @ 100 (b) .............       5,044
   2,000    Monumental Global Funding,
              5.20%, 1/30/07 (b) ...........       2,035
   2,500    Morgan Stanley Dean Witter,
              6.60%, 4/1/12 ................       2,552
   6,000    Morgan Stanley Dean Witter and
              Co., 6.13%, 10/1/03 ..........       6,263
   1,000    Morgan Stanley Dean Witter and
              Co., 7.25%, 4/1/32 ...........       1,022
   1,303    Morserv, Inc., Series 96-2,
              Class 1A4, 7.25%, 11/25/26 ...       1,369

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Corporate Bonds, continued:
Banking, Finance & Insurance, continued:
 $ 4,320    National Rural Utilities, 6.00%,
              5/15/06 ......................  $    4,442
     600    News Amer, Inc., 6.75%,
              1/9/38 .......................         596
   2,250    Spear Leeds & Kellogg LP, 8.25%,
              8/15/05 (b) ..................       2,507
   5,000    Sun Life Capital Trust, 8.53%,
              5/29/49 (b) ..................       5,239
     419    SunAmerica, Inc., 8.13%,
              4/28/23 ......................         489
     400    Torchmark Corp., 7.88%,
              5/15/23 ......................         406
   7,500    Transamerica Financial Corp.,
              Series MTNF, 6.37%,
              5/14/04 ......................       7,858
     750    Tyco Capital Corp., 7.25%,
              8/15/05 ......................         726
   2,250    Tyco Capital Corp., 6.50%,
              2/7/06 .......................       2,183
   2,500    U.S. Bancorp, 6.50%, 2/1/08 ....       2,674
   2,000    U.S. Bancorp, 7.50%, 6/1/26 ....       2,172
   1,000    Wells Fargo Co., Senior
              Subordinate Notes, 9.13%,
              2/1/04 .......................       1,091
                                              ----------
                                                 158,780
                                              ----------
Beverages & Tobacco (0.8%):
     400    Coca-Cola Enterprises, 6.95%,
              11/15/26 .....................         415
   9,500    Diageo PLC, 7.45%, 4/15/35 .....      10,604
     250    Phillip Morris Co., Inc., 7.20%,
              2/1/07 .......................         271
                                              ----------
                                                  11,290
                                              ----------
Broadcast Radio & TV (0.2%):
   1,000    Ackerly Group, Inc., 9.00%,
              1/15/09, Callable 1/15/04 @
              104.5 ........................       1,127
     890    Salem Communication Corp.,
              9.50%, 10/1/07, Callable
              10/1/02 @ 104.75 .............         912
   1,000    Spanish Broadcasting System,
              9.63%, 11/1/09, Callable
              11/1/04 @ 104.81 .............       1,035
                                              ----------
                                                   3,074
                                              ----------
Building & Development (0.1%):
   1,000    NCI Building Systems, Inc.,
              Series B, 9.25%, 5/1/09,
              Callable 5/1/04 @ 104.63 .....       1,025
                                              ----------
Business Equipment & Services (0.0%):
     450    Iron Mountain, Inc., 8.63%,
              4/1/13, Callable 4/1/06 @
              104.31 .......................         462
                                              ----------

Continued

One Group Income Bond Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       88
Report

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Corporate Bonds, continued:
Cable Television (0.7%):
 $   500    Century Communications, 9.50%,
              3/1/05 (c) ...................  $      153
   1,000    Charter Communications Holdings,
              Inc., 10.25%, 1/15/10,
              Callable 1/15/05 @ 105.12 ....         685
   1,000    Classic Cable, Inc., Series B,
              9.38%, 8/1/09, Callable 8/1/04
              @ 104.69 (c) .................         226
   4,000    Comcast Cable Communications,
              8.38%, 5/1/07 ................       4,100
   1,500    CSC Holdings, Inc., 7.25%,
              7/15/08 ......................       1,213
     750    CSC Holdings, Inc., Series B,
              8.13%, 7/15/09 ...............         621
     500    Insight Midwest, 10.50%,
              11/1/10, Callable 11/1/05 @
              105.25 .......................         470
   1,000    Mediacom LLC, Series B, 8.50%,
              4/15/08, Callable 4/15/03 @
              104.25 .......................         870
     500    Panamsat Corp., 8.50%, 2/1/12
              (b) ..........................         463
   1,000    RCN Corp., 10.13%, 1/15/10,
              Callable 1/15/05 @ 105.06 ....         260
   1,000    Time Warner Entertainment,
              8.88%, 10/1/12 ...............       1,060
                                              ----------
                                                  10,121
                                              ----------
Cellular & Wireless Telecommunications (0.2%):
   1,000    Arch Communications, Inc.,
              13.75%, 4/15/08, Callable
              4/15/04 @ 106.87 (c) .........          10
   1,000    Centennial Communications,
              10.75%, 12/15/08, Callable
              12/15/03 @ 105.37 ............         485
   1,000    Nextel Communications, Inc.,
              9.38%, 11/15/09, Callable
              11/15/04 @ 104.69 ............         510
     500    Price Communication Wireless,
              Inc., Series B, 9.13%,
              12/15/06, Callable 6/15/02 @
              104.56 .......................         523
   1,000    Rogers Wireless Communications,
              Inc., 8.80%, 10/1/07, Callable
              10/1/02 @ 104.40 .............         655
   1,000    Rural Cellular Corp., Series B,
              9.63%, 5/15/08, Callable
              5/15/03 @ 104.81 .............         465
     487    Voicestream Wireless Corp.,
              10.38%, 11/15/09, Callable
              11/15/04 @ 105.19 ............         470
                                              ----------
                                                   3,118
                                              ----------

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Corporate Bonds, continued:
Chemicals (0.1%):
 $   250    Eastman Chemical, 7.60%,
              2/1/27 .......................  $      259
     500    IMC Global, Inc., 6.50%,
              8/1/03 .......................         495
                                              ----------
                                                     754
                                              ----------
Chemicals & Plastics (0.3%):
   1,000    Huntsman International, LLC,
              10.13%, 7/1/09, Callable
              7/1/04 @ 105.06 ..............         900
   1,000    ISP Chemco, 10.25%, 7/1/11,
              Callable 7/1/06 @ 105.13 .....       1,025
     600    Philipp Brothers Chemical,
              9.88%, 6/1/08, Callable 6/1/03
              @ 104.94 .....................         309
   1,500    Terra Industries, Inc., Series
              B, 10.50%, 6/15/05 ...........       1,328
                                              ----------
                                                   3,562
                                              ----------
Clothing/Textiles (0.0%):
     500    Levi Strauss & Co., 6.80%,
              11/1/03 ......................         465
     590    Polymer Group, Inc., Series B,
              9.00%, 7/1/07, Callable 7/1/02
              @ 104.63 (c) .................         121
                                              ----------
                                                     586
                                              ----------
Container & Glass Products (0.1%):
     500    Owens-Brockway, 8.88%, 2/15/09
              (b) ..........................         503
   1,000    Portola Packaging, Inc., 10.75%,
              10/1/05 ......................         990
                                              ----------
                                                   1,493
                                              ----------
Cosmetics/Toiletries (0.0%):
   1,000    Drypers Corp., Series B, 10.25%,
              6/15/07, Callable 6/15/02 @
              105.12 (c) ...................           0
     730    Home Products International,
              Inc., 9.63%, 5/15/08, Callable
              5/15/03 @ 104.81 .............         691
                                              ----------
                                                     691
                                              ----------
Ecological Services & Equipment (0.5%):
   1,000    Allied Waste North America,
              Series B, 8.88%, 4/1/08 ......         985
   1,000    Marsulex, Inc., 9.63%, 7/1/08,
              Callable 7/1/03 @ 104.81 .....       1,035
     740    Safety-Kleen Services Corp.,
              9.25%, 6/1/08, Callable 6/1/03
              @ 104.63 (c) .................           0
   5,000    Waste Management, Inc., 6.88%,
              5/15/09 ......................       5,077
                                              ----------
                                                   7,097
                                              ----------

Continued

One Group Income Bond Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)



ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       89
                                                                          Report

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Corporate Bonds, continued:
Electrical & Electronic (0.4%):
 $ 2,400    Exelon Corp, 6.75%, 5/1/11 .....  $    2,510
   1,000    Flextronics International Ltd.,
              Series B, 8.75%, 10/15/07,
              Callable 10/15/02 @ 104.38 ...       1,008
     650    IBM, 7.00%, 10/30/25 ...........         677
     700    Viacom, Inc., 7.70%, 7/30/10 ...         767
     750    Viacom, Inc., 8.63%, 8/1/12 ....         884
                                              ----------
                                                   5,846
                                              ----------
Electronics/Electric (0.2%):
     750    Ingram Micro, Inc., 9.88%,
              8/15/08, Callable 8/15/05 @
              104.94 .......................         784
     500    Seagate Technology, 8.00%,
              5/15/09 (b) ..................         503
   1,000    Wesco Distribution, Inc., Series
              B, 9.13%, 6/1/08, Callable
              6/1/08 @ 104.56 ..............         965
   1,000    Windmere Durable Holdings,
              10.00%, 7/31/08, Callable
              7/13/03 @ 105.00 .............       1,014
                                              ----------
                                                   3,266
                                              ----------
Energy (0.5%):
   1,555    Constellation Energy Group,
              6.35%, 4/1/07 ................       1,612
   1,000    DTE Energy Co., 6.65%,
              4/15/09 ......................       1,044
   5,000    NRG Energy, Inc., 7.63%, 2/1/06
              (b) ..........................       4,154
   2,000    Osprey Trust, 8.31%, 1/15/03
              (b)(c) .......................         415
                                              ----------
                                                   7,225
                                              ----------
Equipment Leasing (0.2%):
     750    Applied Materials, Inc., 8.00%,
              9/1/04 .......................         816
   1,000    National Equipment Services,
              Series D, 10.00%, 11/30/04 ...         875
   1,000    Williams Scotsman, Inc., 9.88%,
              6/1/07 .......................         960
                                              ----------
                                                   2,651
                                              ----------
Equipment Trust Certificate (1.2%):
   4,156    Federal Express, Series A-1,
              7.85%, 1/30/15 ...............       4,485
   9,415    Northwest Air Trust, Series A,
              9.25%, 6/21/14 ...............       8,430
   3,923    Northwest Air Trust, Series B,
              10.23%, 6/21/14 ..............       3,694
                                              ----------
                                                  16,609
                                              ----------
Financial (0.0%):
     250    Istar Financial, Inc., 8.75%,
              8/15/08 ......................         248
                                              ----------

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Corporate Bonds, continued:
Food & Drug Retailers (0.1%):
 $ 1,650    Albertsons, Inc, 6.95%,
              8/1/09 .......................  $    1,758
                                              ----------
Food & Tobacco (0.0%):
     500    Corn Products International,
              Inc., 8.25%, 7/15/07 .........         495
                                              ----------
Food Service (0.1%):
     510    Dominos, Inc., Series B, 10.38%,
              1/15/09, Callable 1/15/04 @
              105.19 .......................         550
     581    Pierre Foods, Inc., 10.75%,
              6/1/06 .......................         352
     500    Premium Standard Farms, 9.25%,
              6/15/11, Callable 6/15/06 @
              104.63 .......................         483
                                              ----------
                                                   1,385
                                              ----------
Forest Products (0.4%):
     700    Ainsworth Lumber, 12.50%,
              7/15/07 ......................         761
   1,000    American Tissue, Inc., Series B,
              12.50%, 7/15/06, Callable
              7/15/04 @ 106.63 (c) .........         205
   1,000    Buckeye Technologies, Inc.,
              9.25%, 9/15/08 ...............         900
     500    Caraustar Industries, Inc.,
              9.88%, 4/1/11, Callable 4/1/06
              @ 105.25 .....................         531
     750    Millar Western Forest, 9.88%,
              5/15/08, Callable 5/15/03 @
              104.94 .......................         720
     650    Pacifica Papers, Inc., 10.00%,
              3/15/09, Callable 3/15/04 @
              105 ..........................         694
   1,000    Pope & Talbot, 8.38%, 6/1/13 ...         930
     500    Potlatch Corp., 10.00%,
              7/15/11 ......................         550
                                              ----------
                                                   5,291
                                              ----------
Gaming & Leisure (0.2%):
   3,000    Royal Caribbean Cruises, 8.25%,
              4/1/05 .......................       2,852
                                              ----------
Health Care (0.4%):
     750    Beverly Enterprises, Inc.,
              9.63%, 4/15/09 ...............         773
     500    Extendicare Health Services,
              9.35%, 12/15/07, Callable
              12/15/02 @ 104.67 ............         468
   1,000    Fisher Scientific International,
              Inc., 9.00%, 2/1/08, Callable
              2/1/03 @ 104.50 ..............       1,028
     350    Fresenius Medical Care Capital
              Trust, Series IV, 7.88%,
              6/15/11 ......................         315
   1,000    HCA-The Healthcare Company,
              8.75%, 9/1/10 ................       1,129

Continued

One Group Income Bond Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       90
Report

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Corporate Bonds, continued:
Health Care, continued:
 $ 1,000    HCR Manor Care, 7.50%,
              6/15/06 ......................  $    1,034
   1,000    Healthsouth Corp., 3.25%,
              4/1/03, Callable 2/11/02 @
              101.30 .......................         995
                                              ----------
                                                   5,742
                                              ----------
Hotels/Motels/Inns & Casinos (0.0%):
     250    Felcor Lodging LP, 8.50%,
              6/1/11 .......................         246
                                              ----------
Industrial Equipment (0.1%):
   1,000    Airxcel, Inc., 11.00%, 11/15/07,
              Callable 11/15/02 @ 105.50 ...         755
     500    Anchor Lamina, Inc., 9.88%,
              2/1/08, Callable 2/1/03 @
              104.94 .......................         213
   1,000    Unisys Corp., 8.13%, 6/1/06 ....         995
                                              ----------
                                                   1,963
                                              ----------
Industrial Goods & Services (2.9%):
     550    Abitibi Consolidated, Inc.,
              8.55%, 8/1/10 ................         575
     775    Alcoa, Inc., 7.38%, 8/1/10 .....         863
   5,000    Avon Products, Inc., 6.25%,
              5/1/03 (b) ...................       5,148
   3,000    Beckman Coulter, Inc., 7.05%,
              6/1/26 .......................       3,246
   3,000    Boise Cascade Co., 9.45%,
              11/1/09 ......................       3,304
     400    Brunswick Corp., 7.38%,
              9/1/23 .......................         347
   1,450    Case Corp., Series B, 6.25%,
              12/1/03 ......................       1,416
   1,200    Compaq Computer, Series MTN,
              6.20%, 5/15/03 ...............       1,229
     750    Federated Department Stores,
              8.13%, 10/15/02 ..............         761
   4,000    Golden State Petroleum
              Transportation, 8.04%,
              2/1/19 .......................       3,619
     300    Ingersoll Rand Co., 7.20%,
              6/1/25 .......................         323
     300    Loews Corp., 7.63%, 6/1/23,
              Callable 6/1/03 @ 103.81 .....         298
     400    Loral Corp., 7.00%, 9/15/23 ....         403
   3,550    Newmont Mining Corp., Series A1,
              8.91%, 1/5/09 ................       3,946
     800    News America Holdings, 7.75%,
              1/20/24 ......................         760
   2,500    Northrop-Grumman Corp., 7.00%,
              3/1/06 .......................       2,658
   4,118    Oslo Seismic Service, 8.28%,
              6/1/11 .......................       3,934
     750    Tennessee Gas Pipeline, 7.00%,
              3/15/27 ......................         750
   1,000    Tyco International Group, 6.38%,
              10/15/11 .....................         767

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Corporate Bonds, continued:
Industrial Goods & Services, continued:
 $ 1,300    Tyco International Ltd., 7.20%,
              10/15/08 .....................  $    1,088
     220    Weyerhaeuser Co., 6.13%, 3/15/07
              (b) ..........................         227
     500    Weyerhaeuser Co., 7.50%,
              3/1/13 .......................         550
   2,095    Xerox Corp., Series MTND, 6.25%,
              11/15/26 .....................       1,833
   1,350    Yanacocha Receivables, 8.40%,
              6/15/04 (b) ..................       1,353
                                              ----------
                                                  39,398
                                              ----------
Leasing (1.0%):
   5,000    ERAC USA Finance Co., 6.38%,
              5/15/03 (b) ..................       5,106
     750    ERAC USA Finance Co., 6.95%,
              3/1/04 (b) ...................         783
   5,000    Hertz Corp., 6.50%, 5/15/06 ....       5,017
   2,500    Hertz Corp., 6.63%, 5/15/08 ....       2,455
                                              ----------
                                                  13,361
                                              ----------
Leisure (0.1%):
   1,000    Bally Total Fitness Holdings,
              Series D, 9.88%, 10/15/07,
              Callable 10/15/02 @ 104.94 ...         997
     500    Six Flags, Inc., 9.50%, 2/1/09,
              Callable 2/1/05 @ 104.75 .....         513
                                              ----------
                                                   1,510
                                              ----------
Multimedia (0.2%):
     750    AOL Time Warner Entertainment,
              10.15%, 5/1/12 ...............         858
   1,000    AOL Time Warner, Inc., 9.15%,
              2/1/23 .......................       1,043
     470    AOL Time Warner, Inc., 7.70%,
              5/1/32 .......................         418
                                              ----------
                                                   2,319
                                              ----------
Nonferrous Metals & Minerals (0.1%):
     750    Ball Corp., 7.75%, 8/1/06 ......         776
     745    Better Minerals & Aggregates,
              13.00%, 9/15/09, Callable
              9/15/04 @ 106.50 .............         704
     500    Oglebay Norton Co., 10.00%,
              2/1/09, Callable 2/1/04 @
              105.00 .......................         378
                                              ----------
                                                   1,858
                                              ----------
Oil & Gas (0.5%):
   2,900    Amerada Hess Corp., 7.30%,
              8/15/31 ......................       2,950

Continued

One Group Income Bond Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)



ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       91
                                                                          Report

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Corporate Bonds, continued:
Oil & Gas, continued:
 $   470    Baytex Energy Ltd., 10.50%,
              2/15/11, Callable 2/15/06 @
              105.25 .......................  $      482
     750    Forest Oil Corp., 8.00%,
              6/15/08 ......................         756
   1,500    Pride International, Inc.,
              9.38%, 5/1/07 ................       1,571
     500    Triton Energy Ltd., 8.88%,
              10/1/07, Callable 10/1/07 @
              104.44 .......................         553
                                              ----------
                                                   6,312
                                              ----------
Oil & Gas Exploration Production & Services (0.4%):
   4,000    Amerada Hess Corp., 5.30%,
              8/15/04 ......................       4,124
     825    Ultramar Diamond Shamrock,
              6.75%, 10/15/37 ..............         830
                                              ----------
                                                   4,954
                                              ----------
Publishing (0.1%):
   1,000    Garden State Newspapers, 8.63%,
              7/1/11, Callable 7/1/04 @
              104.31 .......................         980
     530    Phoenix Color Corp., 10.38%,
              2/1/09, Callable 2/1/04 @
              105.19 .......................         427
                                              ----------
                                                   1,407
                                              ----------
Railroads (0.1%):
   1,000    Burlington Northern, Series
              00-2, 7.91%, 1/15/20 .........       1,088
     280    Canadian Pacific Railway, 9.45%,
              8/1/21 .......................         355
                                              ----------
                                                   1,443
                                              ----------
Real Estate (0.6%):
   5,000    Archstone-Smith, 6.95%,
              10/15/02 .....................       5,043
   2,000    Avalonbay Communities, 7.38%,
              9/15/02 ......................       2,018
     750    EOP Operating LP, 7.25%,
              2/15/18 ......................         760
                                              ----------
                                                   7,821
                                              ----------
Retailers (0.2%):
   1,000    Central Tractor, 10.63%, 4/1/07
              (c) ..........................           0
     455    Group 1 Automotive, Inc.,
              10.88%, 3/1/09, Callable
              3/1/04 @ 105.44 ..............         483
     500    JC Penney Co., Inc., 7.40%,
              4/1/37 .......................         490
     500    Michaels Stores, Inc., 9.25%,
              7/1/09, Callable 7/1/05 @
              104.63 .......................         533

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Corporate Bonds, continued:
Retailers, continued:
 $   500    Sears Roebuck Acceptance Corp.,
              6.88%, 10/15/17 ..............  $      501
   1,000    Service Corp., International,
              6.88%, 10/1/07 ...............         913
                                              ----------
                                                   2,920
                                              ----------
Steel (0.1%):
   1,000    NS Group, Inc., 13.50%,
              7/15/03 ......................       1,009
                                              ----------
Telecommunications (2.7%):
   1,000    Alaska Communications Systems
              Group, Inc., 9.38%, 5/15/09,
              Callable 5/15/04 @ 104.69 ....         885
   8,500    Ameritech Capital Funding Corp.,
              5.95%, 1/15/38 ...............       8,705
     250    AT&T Corp., 8.63%, 12/1/31 .....         206
   1,000    AT&T Corp./Liberty Media Group,
              7.88%, 7/15/09 ...............       1,007
     750    AT&T Wireless Services, Inc.,
              7.88%, 3/1/11 ................         607
   4,000    Bell Telephone Co. Pennsylvania,
              8.35%, 12/15/30 ..............       4,352
     100    Bellsouth Corp., 6.88%,
              10/15/31 .....................          99
     600    Cox Communications, Inc., 6.88%,
              6/15/05 ......................         596
     500    Crown Castle International
              Corp., 9.38%, 8/1/11, Callable
              8/1/06 @ 104.69 ..............         318
     880    Exodus Communications, Inc.,
              10.75%, 12/15/09, Callable
              12/15/04 @ 105.37 (c) ........         150
   3,000    France Telecom, 8.25%,
              3/1/11* ......................       2,744
   1,000    Global Crossing Holding Ltd.,
              9.13%, 11/15/06 (c) ..........          15
     783    Level 3 Communications, Corp.,
              11.25%, 3/15/10, Callable
              3/15/05 @ 105.63 (b) .........         274
   1,000    Metromedia Fiber Network, Inc.,
              10.00%, 12/15/09, Callable
              12/15/04 @ 105.00 (c) ........          15
   5,000    New York Telephone Co., 5.63%,
              11/1/03 ......................       5,142
     500    New York Telephone Co., 6.13%,
              1/15/10 ......................         490
   2,000    PSINet, Inc., 10.50%, 12/1/06
              (c) ..........................         205
     150    Qwest Capital Funding Corp.,
              5.88%, 8/3/04 ................          98
   3,500    Qwest Capital Funding Corp.,
              7.00%, 8/3/09 ................       1,960
   1,000    Sprint Capital Corp., 9.50%,
              4/1/03 .......................       1,047

Continued

One Group Income Bond Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       92
Report

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Corporate Bonds, continued:
Telecommunications, continued:
 $   600    Sprint Capital Corp., 6.00%,
              1/15/07 ......................  $      468
     370    Sprint Capital Corp., 8.38%,
              3/15/12 (b) ..................         307
     100    Sprint Capital Corp., 8.75%,
              3/15/32 (b) ..................          75
   1,500    TCI Communications, Inc., 9.80%,
              2/1/12 .......................       1,636
   1,250    Telus Corp., 8.00%, 6/1/11 .....       1,041
     270    United Telephones of Florida,
              Series HH, 8.38%, 1/15/25 ....         281
     400    Verizon Communications, 7.90%,
              2/1/27, Callable 2/1/07 @
              103.95 .......................         394
   1,500    Verizon New York, Inc., 6.88%,
              4/1/12 .......................       1,496
     745    Williams Communications Group,
              Inc., 10.88%, 10/1/09,
              Callable 10/1/04 @ 105.44
              (c) ..........................          65
   4,150    WorldCom, Inc., 7.38%, 1/15/06
              (b)(c) .......................         685
     400    WorldCom, Inc., 8.25%, 1/20/23,
              Callable 1/20/03 @ 103.74
              (c) ..........................         126
     750    WorldCom, Inc., 6.95%, 8/15/28
              (c) ..........................         116
   1,250    WorldCom, Inc., 8.25%, 5/15/31
              (c) ..........................         194
   1,000    XO Communications, Inc., 10.50%,
              12/1/09, Callable 12/1/04 @
              105.25 (c) ...................          30
                                              ----------
                                                  35,829
                                              ----------
Transportation & Shipping (0.5%):
   1,000    Fedex Corp., 9.65%, 6/15/12 ....       1,221
     374    Regional Jet Equipment Trust,
              Series 00-1, 7.77%, 9/5/04
              (b) ..........................         389
   5,000    Union Pacific Corp., 9.63%,
              12/15/02 .....................       5,153
                                              ----------
                                                   6,763
                                              ----------
Utilities (1.2%):
   1,000    AES Corp., 9.50%, 6/1/09 .......         665
     200    Allete, Inc., 7.50%, 8/1/07,
              Callable 8/1/05 @ 100.00 .....         214
   1,000    American Electric Power Co.,
              Series A, 6.13%, 5/15/06 .....       1,020
     400    Appalachian Power Co., Series E,
              4.80%, 6/15/05 ...............         398
   1,500    Calpine Corp., 8.63%,
              8/15/10 ......................         983
   1,000    CMS Energy Corp., 7.00%,
              1/15/05 ......................         720

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Corporate Bonds, continued:
Utilities, continued:
 $   300    Commonwealth Edison, Series 86,
              8.38%, 9/15/22, Callable
              9/15/02 @ 103.43 .............  $      313
     400    Dominion Resources, Inc., 6.25%,
              6/30/12 ......................         400
   1,000    Edison Mission Energy, 10.00%,
              8/15/08 ......................         996
     500    Florida Power Corp., 8.00%,
              12/1/22, Callable 12/1/02 @
              103.75 .......................         521
     750    Mid American Energy Holdings,
              7.23%, 9/15/05 ...............         795
     500    Mirant Americas LLC, 8.30%,
              5/1/11 .......................         401
     400    National Rural Utilities, 7.25%,
              3/1/12 .......................         426
   4,600    Pennsylvania Electric Co.,
              Series C, 6.63%, 4/1/19 ......       4,132
   3,477    Ras Laffan Gas, 7.63%, 9/15/06
              (b) ..........................       3,677
     250    Scottish Power Plc, Series MTNF,
              7.24%, 8/16/23 ...............         261
     250    Texas Utilities, 7.88%, 3/1/23,
              Callable 3/1/03 @ 103.84 .....         255
     500    Texas Utilities Corp., Series J,
              6.38%, 6/15/06 ...............         515
     500    Western Resources, Inc., 7.88%,
              5/1/07 (b) ...................         497
                                              ----------
                                                  17,189
                                              ----------
Yankee & Eurodollar (1.9%):
   7,125    Bank of Scotland, 7.00%,
              11/29/49 (b) .................       7,438
   1,000    Kingdom of Belgium, 9.20%,
              6/28/10 ......................       1,236
   3,000    Mobil Oil Canada, 5.00%,
              12/21/04 .....................       3,095
   5,000    Scotland International Finance,
              8.80%, 1/27/04 (b) ...........       5,404
   8,055    Societe Generale Estate L.L.C.,
              7.64%, 12/29/49 (b) ..........       8,646
                                              ----------
                                                  25,819
                                              ----------
  Total Corporate Bonds                          446,942
                                              ----------
Preferred Stocks (0.0%):
Telecommunications (0.0%):
      10    Broadwing Communications,
              12.50% .......................         152
       3    McleodUSA, Inc., 2.50% .........          13
                                              ----------
  Total Preferred Stocks                             165
                                              ----------
U.S. Government Agency Mortgages (36.1%):
Fannie Mae (10.8%):
 $   437    7.00%, 4/1/03, Pool #303865 ....         441

Continued

One Group Income Bond Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)



ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       93
                                                                          Report

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. Government Agency Mortgages, continued:
Fannie Mae, continued:
 $   149    6.90%, 12/25/03, Series 93-70,
              Class D ......................  $      153
      61    6.00%, 12/25/06, Series 93-212,
              Class PB .....................          61
   1,193    7.50%, 6/25/07, Series 92-78,
              Class H ......................       1,266
   2,443    7.00%, 9/25/07, Series 92-179,
              Class H ......................       2,561
     725    7.50%, 9/25/07, Series 92-135,
              Class LC .....................         742
     490    6.50%, 5/25/08, Series 93-55,
              Class K ......................         523
   1,248    6.50%, 6/25/08, Series 93-86,
              Class H ......................       1,309
     551    3.67%, 9/25/08, Series 93-175,
              Class FE* ....................         554
   3,000    6.50%, 9/25/08, Series 93-175,
              Class PG .....................       3,193
   1,916    6.50%, 9/25/08, Series 95-19,
              Class K ......................       2,021
     615    6.00%, 12/25/08, Series 93-231,
              Class M ......................         645
     513    6.50%, 3/25/09, Series 94-32,
              Class Z ......................         543
     352    7.08%, 10/17/09, Series 97-M1,
              Class B* .....................         361
     401    8.00%, 11/25/10, Series 93-17,
              Class C ......................         437
   5,713    8.50%, 11/1/11, Pool #313650 ...       6,139
   2,500    6.00%, 4/18/12, Series 97-31,
              Class EB .....................       2,622
     300    6.50%, 3/25/13, Series 93-140,
              Class H ......................         316
   4,558    6.50%, 5/1/13, Pool #251700 ....       4,754
   3,128    6.50%, 12/25/13, Series 93-225,
              Class WE .....................       3,228
   8,982    6.00%, 1/1/14, Pool #440777 ....       9,247
   1,500    6.50%, 1/25/14, Series 94-1,
              Class L ......................       1,599
   5,600    6.50%, 6/25/14, Series 98-59,
              Class VB .....................       5,841
     258    12.50%, 1/1/16, Pool #303306 ...         299
   2,000    8.20%, 3/10/16 .................       2,461
      43    9.00%, 3/1/17, Pool #177563 ....          46
       3    7.50%, 6/1/17, Pool #294569 ....           3
     144    9.30%, 5/25/18, Series 88-13,
              Class C ......................         161
      22    9.00%, 1/1/19, Pool #70318 .....          24
   2,518    9.35%, 10/25/19, Series 89-72,
              Class E ......................       2,818
      93    11.50%, 12/25/19, Series 89-98,
              Class H ......................         110
     145    8.80%, 1/25/20, Series 90-1,
              Class D ......................         161

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. Government Agency Mortgages, continued:
Fannie Mae, continued:
 $    90    6.00%, 2/25/20, Series 94-36,
              Class G ......................  $       91
   1,571    7.00%, 2/25/20, Series 92-182,
              Class PZ .....................       1,653
   1,025    7.00%, 9/25/20, Series 92-214,
              Class PK .....................       1,032
     135    8.75%, 9/25/20, Series 90-110,
              Class H ......................         149
      91    6.00%, 10/25/20, Series 94-40,
              Class H ......................          91
      96    8.95%, 10/25/20, Series 90-117,
              Class E ......................         107
   2,800    7.00%, 3/25/21, Series 01-4,
              Class PC .....................       2,964
     344    8.50%, 9/25/21, Series G-29,
              Class O ......................         379
   1,042    8.00%, 10/25/21, Series 91-141,
              Class PZ .....................       1,130
   3,085    7.00%, 1/25/22, Series G92-15,
              Class Z ......................       3,287
     717    7.75%, 3/25/22, Series 92-31,
              Class M ......................         766
   2,652    6.00%, 5/25/22, Series 93-204,
              Class A ......................       2,737
     243    7.00%, 6/25/22, Series G92-30,
              Class Z ......................         258
   1,274    7.50%, 6/25/22, Series 92-101,
              Class J ......................       1,364
     732    9.00%, 6/25/22, Series 92-79,
              Class Z ......................         809
   1,100    6.00%, 8/25/22, Series 94-23,
              Class PE .....................       1,154
     816    0.00%, 10/25/22, Series G92-62,
              Class B, PO ..................         690
   2,175    7.50%, 10/25/22, Series 95-4,
              Class Z ......................       2,336
   4,120    7.50%, 10/25/22, Series 92-188,
              Class PZ .....................       4,489
      36    20.18%, 2/25/23, Series 98-35,
              Class SV, IF* ................          37
     210    7.50%, 3/25/23, Series 93-23,
              Class PZ .....................         230
   1,638    6.50%, 4/25/23, Series 93-160,
              Class AJ .....................       1,739
     242    0.00%, 5/25/23, Series 93-146,
              Class D, PO ..................         242
     362    7.00%, 5/25/23, Series 93-60,
              Class Z ......................         383
     594    7.00%, 5/25/23, Series 93-56,
              Class PZ .....................         631
   2,000    0.00%, 6/25/23, Series 93-257,
              Class C, PO ..................       1,573

Continued

One Group Income Bond Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       94
Report

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. Government Agency Mortgages, continued:
Fannie Mae, continued:
 $   173    7.00%, 6/25/23, Series 93-89,
              Class Z ......................  $      175
   2,298    7.00%, 6/25/23, Series 93-79,
              Class PL .....................       2,453
      70    10.25%, 6/25/23, Series 93-98,
              Class SE, IF* ................          71
     655    6.50%, 7/25/23, Series 96-59,
              Class K ......................         678
   3,129    6.00%, 8/25/23, Series 94-23,
              Class PX .....................       3,085
   2,000    6.50%, 8/25/23, Series 94-28,
              Class K ......................       2,107
   1,214    7.00%, 8/25/23, Series 93-149,
              Class M ......................       1,295
   2,779    7.00%, 8/25/23, Series 93-141,
              Class Z ......................       2,888
     188    0.00%, 9/25/23, Series 93-205,
              Class H, PO ..................         154
   1,266    6.50%, 9/25/23, Series 93-160,
              Class ZA .....................       1,294
   3,004    6.50%, 11/25/23, Series 95-19,
              Class Z ......................       3,038
     718    7.10%, 12/25/23, Series 93-255,
              Class E ......................         769
   1,000    6.00%, 5/25/24, Series 99-1,
              Class PD .....................       1,027
      52    9.00%, 4/1/25, Pool #250228 ....          56
   2,256    7.50%, 9/1/25, Pool #324179 ....       2,383
   3,000    7.50%, 10/25/25, Series 00-11,
              Class PF .....................       3,036
   1,010    8.50%, 12/1/25, Pool #313692 ...       1,098
     333    0.00%, 6/25/26, Series 99-27,
              Class PG, PO .................         250
     144    7.50%, 10/1/26, Pool #365997 ...         152
     106    7.50%, 3/1/27, Pool #250854 ....         112
   2,100    7.00%, 3/18/27, Series 97-11,
              Class E ......................       2,237
   2,550    6.00%, 3/25/27, Series 98-63,
              Class PG .....................       2,613
     871    7.50%, 4/18/27, Series 97-27,
              Class J ......................         927
   5,520    6.50%, 9/18/27, Series 97-63,
              Class ZA .....................       5,724
     171    7.00%, 3/1/28, Pool #251569 ....         178
   4,456    6.50%, 4/1/28, Pool #420165 ....       4,565
   1,960    5.50%, 12/1/28, Pool #455598 ...       1,919
   2,209    5.50%, 7/1/29, Pool #517656 ....       2,165
   7,072    6.50%, 7/1/29, Pool #517679 ....       7,235
   3,614    6.50%, 7/1/29, Pool #252570 ....       3,697
   3,414    6.50%, 8/1/29, Pool #323866 ....       3,492
   1,439    8.00%, 9/18/29, Series 99-47,
              Class JZ .....................       1,665

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. Government Agency Mortgages, continued:
Fannie Mae, continued:
 $ 1,786    7.50%, 2/20/30, Series 00-8,
              Class Z ......................  $    1,913
                                              ----------
                                                 149,411
                                              ----------
Federal Home Loan Bank (0.1%):
   1,500    5.09%, 10/7/08, Series LZ08 ....       1,526
                                              ----------
Freddie Mac (18.5%):
      17    7.25%, 1/1/05, Pool #184093 ....          17
     100    6.75%, 12/15/05, Series 1507,
              Class JC .....................         106
     457    6.25%, 9/15/07, Series 1701,
              Class PG .....................         459
     761    7.00%, 9/15/07, Series 1457,
              Class PJ .....................         792
      25    8.50%, 1/1/08, Gold Pool
              #G10164 ......................          26
     287    8.00%, 2/1/08, Gold Pool
              #E47060 ......................         302
      48    8.75%, 4/1/08, Pool #160043 ....          52
   2,671    6.75%, 4/15/08, Series 1506,
              Class PH .....................       2,799
     772    0.00%, 5/15/08, Series 1989,
              Class L, PO ..................         757
   3,540    6.50%, 6/15/08, Series 1538,
              Class J ......................       3,767
      55    8.00%, 8/1/08, Pool #180531 ....          58
     560    6.50%, 8/15/08, Series 1561,
              Class J ......................         598
      32    8.25%, 9/1/08, Pool #186743 ....          32
   2,078    6.50%, 9/15/08, Series 1587,
              Class H ......................       2,177
   3,833    6.50%, 12/15/08, Series 1796,
              Class B ......................       4,062
   1,343    6.00%, 1/15/09, Series 1667,
              Class B ......................       1,412
   4,660    6.00%, 3/15/09, Series 1693,
              Class Z ......................       4,883
   2,942    6.50%, 3/15/09, Series 1701,
              Class C ......................       3,053
   1,310    7.00%, 6/1/09, Gold Pool
              #E00313 ......................       1,385
      55    10.25%, 6/1/09, Pool #160081 ...          61
      70    8.00%, 8/1/09, Pool #256159 ....          73
     314    8.00%, 2/1/10, Pool #180084 ....         334
     873    9.00%, 2/1/10, Gold Pool
              #E82421 ......................         922
       4    14.75%, 3/1/10, Pool #170027 ...           5
     847    8.50%, 6/1/10, Gold Pool
              #G10505 ......................         902

Continued

One Group Income Bond Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)



ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       95
                                                                          Report

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. Government Agency Mortgages, continued:
Freddie Mac, continued:
 $ 1,940    7.50%, 9/1/10, Gold Pool
              #E62448 ......................  $    2,061
       3    14.50%, 12/1/10, Pool
              #170040 ......................           3
       5    13.50%, 1/1/11, Pool #170042 ...           6
       2    14.50%, 3/1/11, Pool #170046 ...           2
       8    15.00%, 3/1/11, Pool #170045 ...          10
   2,099    7.00%, 5/1/11, Gold Pool
              #E00434 ......................       2,216
   1,749    7.50%, 5/1/11, Gold Pool
              #E00438 ......................       1,856
   2,182    7.00%, 6/1/11, Gold Pool
              #E64220 ......................       2,303
       8    14.50%, 12/1/11, Pool #181072 ..          10
     300    6.25%, 2/15/12, Series 2410,
              Class QB .....................         312
     429    9.25%, 5/1/12, Pool #251452 ....         465
       0    13.50%, 10/1/12, Pool
              #183150 ......................           0
   1,000    7.00%, 2/15/13, Series 1942,
              Class VD .....................       1,062
   5,000    6.50%, 5/15/13, Series 2055,
              Class OE .....................       5,287
     115    6.50%, 8/15/13, Series 1556,
              Class H ......................         122
   1,267    7.00%, 10/15/13, Series 1595,
              Class D ......................       1,362
      21    12.50%, 1/1/14, Pool #304168 ...          23
       2    13.00%, 6/1/14, Pool #170096 ...           2
  20,572    6.50%, 7/1/14, Gold Pool
              #E00721 ......................      21,422
   2,600    6.00%, 7/15/15, Series 2353,
              Class TC .....................       2,657
      67    12.00%, 8/1/15, Pool #170269 ...          77
     600    6.00%, 8/15/15, Series 2226,
              Class PB .....................         621
  15,450    6.50%, 12/15/15, Series 2054,
              Class VB .....................      16,185
   3,000    6.50%, 8/15/16, Series 2345,
              Class PQ .....................       3,128
      25    7.50%, 11/1/16, Pool #280421 ...          27
   4,000    6.00%, 12/15/16, Series 2394,
              Class MC .....................       4,063
      16    7.50%, 2/1/17, Pool #285128 ....          17
   2,000    6.00%, 2/15/17, Series 2108,
              Class VB .....................       2,061
       5    7.50%, 3/1/17, Pool #290818 ....           5
      67    5.50%, 1/15/19, Series 1590,
              Class FA .....................          67

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. Government Agency Mortgages, continued:
Freddie Mac, continued:
 $   206    5.50%, 2/25/19, Series 24, Class
              G ............................  $      207
      77    12.00%, 7/1/19, Pool #555238 ...          88
     417    9.50%, 7/15/19, Series 11, Class
              D ............................         443
     922    7.50%, 10/1/19, Gold Pool
              #G00016 ......................         977
     298    6.00%, 12/15/19, Series 1666,
              Class E ......................         300
     188    9.50%, 5/15/20, Series 38, Class
              D ............................         199
     216    9.20%, 10/15/20, Series 84,
              Class F ......................         231
     120    8.13%, 11/15/20, Series 81,
              Class A ......................         125
     144    9.10%, 1/15/21, Series 109,
              Class I ......................         148
   5,000    7.00%, 1/17/21, Series 2190,
              Class PU .....................       5,280
   1,700    6.00%, 4/15/21, Series 2091,
              Class PD .....................       1,778
     289    6.50%, 12/15/21, Series 1552,
              Class GB .....................         300
      83    6.25%, 3/15/22, Series 1671,
              Class F ......................          84
   2,000    7.50%, 3/15/22, Series 1459,
              Class L ......................       2,115
   1,640    7.00%, 6/15/22, Series 1418,
              Class Z ......................       1,706
   3,010    8.00%, 6/15/22, Series 1316,
              Class Z ......................       3,230
     805    7.50%, 8/15/22, Series 1343,
              Class LB .....................         853
     429    7.50%, 8/15/22, Series 1721,
              Class G ......................         439
      54    8.50%, 9/15/22, Series 198,
              Class Z ......................          59
     255    7.00%, 10/15/22, Series 1547,
              Class PK .....................         272
     481    14.64%, 10/15/22, Series 1673,
              Class S, IF* .................         509
     733    6.50%, 11/15/22, Series 1552,
              Class HB .....................         772
   1,700    6.75%, 11/15/22, Series 1552,
              Class H ......................       1,803
   2,729    6.50%, 2/15/23, Series 1614,
              Class P ......................       2,857
   3,090    8.00%, 2/15/23, Series 201,
              Class Z ......................       3,299

Continued

One Group Income Bond Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       96
Report

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. Government Agency Mortgages, continued:
Freddie Mac, continued:
 $   802    6.00%, 5/15/23, Series 1630,
              Class PJ .....................  $      835
  13,318    6.00%, 6/15/23, Series 1637,
              Class G ......................      13,971
   1,000    7.00%, 7/15/23, Series 1543,
              Class VN .....................       1,070
     734    7.00%, 7/15/23, Series 1542,
              Class Z ......................         772
     353    10.00%, 8/15/23, Series 1611,
              Class JC, IF* ................         393
     307    6.50%, 9/15/23, Series 1574,
              Class T ......................         313
     875    6.50%, 9/15/23, Series 1577,
              Class PV .....................         903
     400    6.50%, 9/15/23, Series 1633,
              Class B ......................         424
   1,500    7.00%, 9/25/23, Series 29, Class
              J ............................       1,602
     112    15.74%, 10/15/23, Series 1590,
              Class NA, IF* ................         117
     680    6.50%, 11/15/23, Series 1617,
              Class D ......................         688
   4,332    6.25%, 11/25/23, Series 24,
              Class J ......................       4,512
     473    6.50%, 11/25/23, Series 23,
              Class KZ .....................         473
   2,854    6.50%, 12/15/23, Series 1628,
              Class LZ .....................       2,926
   5,102    6.50%, 1/1/24, Gold Pool
              #C80091 ......................       5,257
   1,819    10.00%, 2/15/24, Series 1671,
              Class QC, IF* ................       2,013
   1,471    8.00%, 4/25/24, Series 31, Class
              Z ............................       1,563
     287    7.50%, 6/1/24, Gold Pool
              #C80161 ......................         304
   4,792    7.00%, 9/1/24, Gold Pool
              #G00271 ......................       4,996
   1,258    7.50%, 10/1/24, Gold Pool
              #C80245 ......................       1,332
   3,231    7.00%, 11/1/24, Gold Pool
              #G00278 ......................       3,368
     750    6.00%, 4/15/25, Series 2151,
              Class JM .....................         770
   1,479    6.00%, 10/15/25, Series 2093,
              Class G ......................       1,504
   3,000    6.50%, 9/15/26, Series 2067,
              Class PD .....................       3,098
   3,600    6.25%, 10/15/26, Series 2082,
              Class PG .....................       3,690
   2,400    6.25%, 12/15/26, Series 2075,
              Class QG .....................       2,458
      52    7.50%, 2/1/27, Gold Pool
              #D78499 ......................          55

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. Government Agency Mortgages, continued:
Freddie Mac, continued:
 $    99    7.50%, 2/1/27, Gold Pool
              #C00496 ......................  $      105
  10,000    6.50%, 7/15/27, Series 2137,
              Class TG .....................      10,305
   1,546    7.00%, 8/1/27, Gold Pool
              #D81734 ......................       1,607
   2,650    8.00%, 8/1/27, Gold Pool
              #G00747 ......................       2,827
     710    6.50%, 10/15/27, Series 2154,
              Class PK .....................         743
   3,000    6.00%, 11/15/27, Series 2132,
              Class PD .....................       3,071
   8,000    6.00%, 12/15/27, Series 2123,
              Class PE .....................       8,203
   4,900    6.25%, 1/15/28, Series 2122,
              Class QR .....................       4,942
   7,000    6.50%, 1/15/28, Series 2137,
              Class TM .....................       7,223
     823    6.50%, 1/15/28, Series 2022,
              Class PE .....................         842
     165    7.00%, 2/1/28, Gold Pool
              #D86005 ......................         172
   2,000    6.00%, 4/15/28, Series 2161,
              Class PG .....................       2,020
     321    6.50%, 4/15/28, Series 2046,
              Class PN .....................         325
   2,800    6.50%, 5/15/28, Series 2056,
              Class PH .....................       2,833
   2,000    7.00%, 10/15/28, Series 2089,
              Class PJ, IO .................         625
  10,000    6.00%, 11/15/28, Series 2091,
              Class PG .....................       9,886
   4,225    6.00%, 2/1/29, Gold Pool
              #C21930 ......................       4,250
     187    36.09%, 4/15/29, Series 2148,
              Class HS, IF* ................         213
   3,416    6.50%, 6/1/29, Gold Pool
              #C00785 ......................       3,497
   2,820    7.00%, 8/1/29, Gold Pool
              #C30263 ......................       2,927
     209    7.50%, 11/1/29, Gold Pool
              #C32536 ......................         220
   2,000    8.00%, 11/15/29, Series 2201,
              Class C ......................       2,163
      53    8.00%, 3/1/30, Gold Pool
              #C37157 ......................          56
      52    7.50%, 10/1/30, Gold Pool
              #C44034 ......................          55
   2,039    7.50%, 10/15/30, Series 2261,
              Class ZY .....................       2,169
     158    7.50%, 11/1/30, Gold Pool
              #C44373 ......................         166

Continued

One Group Income Bond Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)



ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       97
                                                                          Report

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. Government Agency Mortgages, continued:
Freddie Mac, continued:
 $   429    6.00%, 4/15/31, Series 2310,
              Class Z ......................  $      386
                                              ----------
                                                 255,778
                                              ----------
Government National Mortgage Assoc. (4.7%):
      17    8.00%, 5/15/04, Pool #2597 .....          18
     110    7.50%, 6/15/07, Pool #17109 ....         117
       9    8.00%, 10/15/07, Pool #20471 ...          10
      36    8.00%, 10/15/07, Pool #19860 ...          38
      33    8.00%, 11/15/07, Pool #21064 ...          35
      15    8.00%, 1/15/08, Pool #21259 ....          16
      38    8.00%, 5/15/08, Pool #23139 ....          41
       5    13.00%, 1/15/15, Pool
              #121789 ......................           6
      37    9.00%, 4/15/16, Pool #159851 ...          41
      36    9.00%, 9/15/16, Pool #164740 ...          40
      33    9.00%, 9/15/16, Pool #179836 ...          36
      15    9.00%, 10/15/16, Pool
              #170831 ......................          16
      17    9.00%, 11/15/16, Pool
              #193234 ......................          18
      18    9.00%, 12/15/16, Pool
              #151253 ......................          20
      44    9.00%, 12/15/16, Pool
              #190783 ......................          48
      14    9.00%, 12/15/16, Pool
              #183237 ......................          15
     178    9.00%, 12/15/16, Pool
              #190923 ......................         197
      14    9.00%, 1/15/17, Pool #180482 ...          16
       3    9.00%, 5/15/17, Pool #203439 ...           4
      44    9.00%, 7/15/18, Pool #216264 ...          49
     108    9.00%, 3/15/20, Pool #160559 ...         119
      25    10.00%, 11/15/20, Pool
              #299559 ......................          28
     232    7.25%, 7/15/21, Pool #310456 ...         246
      43    9.00%, 7/15/21, Pool #313183 ...          47
     352    7.25%, 9/15/21, Pool #313389 ...         374

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. Government Agency Mortgages, continued:
Government National Mortgage Assoc., continued:
 $   251    7.25%, 10/15/21, Pool
              #309750 ......................  $      266
       7    9.00%, 11/15/21, Pool
              #218409 ......................           8
     440    7.25%, 1/15/22, Pool #314497 ...         466
     211    9.00%, 1/15/22, Pool #316247 ...         233
     889    7.50%, 10/15/22, Pool
              #297656 ......................         947
     130    7.00%, 1/15/23, Pool #339885 ...         136
     234    7.00%, 2/15/24, Pool #376855 ...         245
     485    7.00%, 4/15/24, Pool #359713 ...         508
      65    7.00%, 4/15/24, Pool #380930 ...          68
      39    7.00%, 4/15/24, Pool #389850 ...          41
     681    9.00%, 11/15/24, Pool
              #780029 ......................         752
     268    9.00%, 1/15/25, Pool #369632 ...         293
     224    7.50%, 8/20/25, Pool #2056 .....         237
     137    8.50%, 11/15/25, Pool
              #405529 ......................         148
   1,642    7.50%, 7/15/26, Pool #430999 ...       1,742
     140    8.00%, 8/20/26, Pool #2270 .....         149
     129    8.00%, 9/20/26, Pool #2285 .....         137
     746    6.38%, 11/20/26, Series 98-14,
              Class PG .....................         764
     418    7.00%, 12/15/26, Pool
              #780481 ......................         437
     114    7.50%, 2/15/27, Pool #442422 ...         121
     113    7.75%, 2/15/27, Pool #438633 ...         120
     134    8.00%, 2/20/27, Pool #2379 .....         142
      91    8.00%, 3/20/27, Pool #2397 .....          97
   1,500    7.50%, 5/16/27, Series 97-8,
              Class PN .....................       1,604
   2,988    9.00%, 5/16/27, Series 97-7,
              Class ZA .....................       3,253
     904    8.00%, 6/20/27, Pool #2445 .....         961
   2,190    7.50%, 7/20/27, Pool #2457 .....       2,314

Continued

One Group Income Bond Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       98
Report

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. Government Agency Mortgages, continued:
Government National Mortgage Assoc., continued:
 $   186    7.00%, 11/15/27, Pool
              #460982 ......................  $      194
     201    7.25%, 1/15/28, Pool #427295 ...         212
     546    8.00%, 1/20/28, Pool #2538 .....         580
   6,133    6.50%, 2/15/28, Pool #460759 ...       6,292
     355    7.00%, 2/15/28, Pool #408006 ...         369
     409    7.00%, 4/15/28, Pool #360750 ...         426
     109    8.00%, 4/20/28, Pool #2581 .....         115
      84    8.00%, 6/20/28, Pool #2606 .....          89
     318    8.00%, 7/20/28, Pool #2619 .....         338
     498    8.00%, 8/20/28, Pool #2633 .....         529
   7,125    6.00%, 11/15/28, Pool
              #486678 ......................       7,171
     443    6.50%, 2/20/29, Pool #2714 .....         452
   3,910    6.50%, 6/15/29, Pool #472969 ...       4,007
     416    7.50%, 9/15/29, Pool #511482 ...         440
   4,940    6.50%, 10/15/29, Pool
              #781118 ......................       5,065
     592    9.35%, 11/16/29, Series 99-43,
              Class TA, IF* ................         641
   6,103    8.00%, 12/20/29, Series 99-44,
              Class ZG .....................       6,625
   3,355    8.00%, 1/16/30, Series 00-1,
              Class PK .....................       3,609
   4,167    8.00%, 6/20/30, Series 00-9,
              Class Z ......................       4,522
   2,862    7.75%, 9/20/30, Series 00-26,
              Class Z ......................       3,047
   2,762    7.00%, 1/20/32, Series 02-4,
              Class TD .....................       2,877
                                              ----------
                                                  65,384
                                              ----------
Resolution Funding Corporation STRIPS (2.0%):
   5,000    10/15/19 .......................       1,708
  65,000    10/15/19 .......................      22,218
  10,000    4/15/19 ........................       3,535
                                              ----------
                                                  27,461
                                              ----------
  Total U.S. Government Agency Mortgages         499,560
                                              ----------
U.S. Government Agency Securities (0.3%):
Fannie Mae (0.0%):
     455    6.25%, 2/1/11 ..................         479
                                              ----------
Other U.S. Agencies (0.3%):
   1,736    Federal Housing Administration,
              Merrill Lynch Project, 7.43%,
              8/1/20 .......................       1,740
   2,499    Federal Housing Administration,
              Greystone Series 96-2, 7.43%,
              11/1/22 ......................       2,503
                                              ----------
                                                   4,243
                                              ----------

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. Government Agency Securities, continued:
Other U.S. Agencies, continued:
  Total U.S. Government Agency Securities         $4,722
                                              ----------
U.S. Treasury Obligations (19.4%):
U.S. Treasury Bonds (18.5%):
 $ 6,050    11.88%, 11/15/03 ...............       6,825
  39,130    10.75%, 8/15/05 ................      47,473
  41,595    12.75%, 11/15/10 ...............      53,413
   6,385    10.38%, 11/15/12 ...............       8,208
   3,500    7.50%, 11/15/16 ................       4,213
  10,925    8.88%, 8/15/17 .................      14,739
  15,125    9.13%, 5/15/18 .................      20,909
  14,000    9.00%, 11/15/18 ................      19,228
   5,000    8.13%, 8/15/19 .................       6,406
   1,150    8.50%, 2/15/20 .................       1,524
   8,000    8.75%, 5/15/20 .................      10,851
  12,685    8.13%, 5/15/21 .................      16,359
  12,300    8.13%, 8/15/21 .................      15,876
   7,125    8.00%, 11/15/21 ................       9,116
  13,600    7.13%, 2/15/23 .................      16,012
   5,220    6.25%, 5/15/30 .................       5,656
                                              ----------
                                                 256,808
                                              ----------
U.S. Treasury Inflation Protected Bonds (0.5%):
   2,949    3.38%, 1/15/07 .................       3,069
   2,000    3.88%, 1/15/09 .................       2,327
   1,000    3.63%, 4/15/28 .................       1,201
                                              ----------
                                                   6,597
                                              ----------
U.S. Treasury Notes (0.4%):
   5,000    4.38%, 5/15/07 .................       5,070
                                              ----------
U.S. Treasury STRIPS (0.0%):
     308    5/15/13 ........................         172
   1,040    5/15/18 ........................         411
                                              ----------
                                                     583
                                              ----------
  Total U.S. Treasury Obligations                269,058
                                              ----------
Warrants (0.0%):
Telecommunications (0.0%):
       8    McleodUSA, Inc.(c) .............           1
                                              ----------
  Total Warrants                                       1
                                              ----------
Investment Companies (0.9%):
  11,766    One Group Prime Money Market
              Fund, Class I ................      11,766
                                              ----------
  Total Investment Companies                      11,766
                                              ----------
Total (Cost $1,346,971)(a)                    $1,375,520
                                              ==========

Continued

One Group Income Bond Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                       99
                                                                          Report

------------

Percentages indicated are based on net assets of $1,384,096.
(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 69,301
                   Unrealized depreciation......................   (40,752)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $ 28,549
                                                                  ========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Security exempts from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c) Defaulted security.

Amounts shown as 0 are either 0, or rounded to less than 1,000.

 * The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 2002.
See notes to financial statements.

ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                      100
Report

One Group Mortgage-Backed Securities Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
(Amounts in thousands)

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Asset Backed Securities (0.4%):
 $ 2,233    Merrill Lynch, Inc., Series 144-S,
              7.43%, 7/25/24 .................  $  2,237
                                                --------
  Total Asset Backed Securities                    2,237
                                                --------
Collateralized Mortgage Obligations (11.2%):
     299    ABN AMRO Mortgage Corp., Series
              98-5, Class A7, 18.93%, 1/25/29,
              IF* ............................       299
   1,000    ABN AMRO Mortgage Corp., Series
              99-6, Class A7, 7.00%,
              9/25/29 ........................     1,053
     307    ABN AMRO Mortgage Corp., Series
              00-3, Class 2A2, 7.15%,
              11/25/30 .......................       308
   1,000    Chase Mortgage Finance Corp.,
              Series 93-L, Class 2A10, 6.50%,
              10/25/24 .......................     1,021
   5,175    Chase Mortgage Finance Corp.,
              Series 94-D, Class A8Z, 6.75%,
              2/25/25 ........................     5,362
   2,456    Chase Mortgage Finance Corp.,
              Series 00-55, Class A3, 7.75%,
              6/25/30 ........................     2,552
   1,600    Chase Mortgage Finance Corp.,
              Series 00-S8, Class A6, 7.75%,
              11/25/30 .......................     1,685
      34    Citicorp Mortgage Securities,
              Inc., Series 94-6, Class A3,
              5.75%, 3/25/09 .................        35
   1,425    Citicorp Mortgage Securities,
              Inc., Series 95-2, Class A7,
              7.50%, 4/25/25 .................     1,475
     628    Citicorp Mortgage Securities,
              Inc., Series 98-1, Class A2,
              6.75%, 2/25/28 .................       639
   1,082    Citicorp Mortgage Securities,
              Inc., Series 01-5, Class APO,
              0.00%, 4/25/31, PO .............       771
     891    CMC Securities Corp., III, Series
              94-D, Class A1, 6.00%,
              3/25/24 ........................       910
     968    Countrywide Funding Corp., Series
              93-11, Class A14, 10.18%,
              2/25/09, IF* ...................     1,038
   1,415    DL J Mortgage Acceptance Corp.,
              Series 98-A, Class A2, 7.06%,
              5/28/28, IF* (b) ...............     1,477
     448    GE Capital Mortgage Services,
              Inc., Series 93-17, Class A14,
              6.50%, 12/25/23 ................       454
   1,446    GE Capital Mortgage Services,
              Inc., Series 98-25, Class A6,
              0.00%, 12/25/28, PO ............       808

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Collateralized Mortgage Obligations, continued:
 $   701    GE Capital Mortgage Services,
              Inc., Series 99-5, Class A25,
              0.00%, 5/25/29, PO .............  $    446
     676    GE Capital Mortgage Services,
              Inc., Series 99-13, Class A14,
              0.00%, 7/25/29, PO .............       399
   3,000    Impac Secured Assets Common Owner
              Trust, Series 00-1, Class A8,
              8.15%, 4/25/30 .................     3,223
   1,522    Kidder Peabody Mortgage Assets
              Trust, Series B, Class A1,
              0.00%, 4/22/18, PO .............     1,291
     531    Kidder Peabody Mortgage Assets
              Trust, Series 22, Class D,
              9.95%, 2/1/19 ..................       538
      34    Merrill Lynch Trust, Series 7,
              Class B, 0.00%, 4/20/18, PO ....        34
   1,492    Merrill Lynch Trust, Series 47,
              Class Z, 8.99%, 10/20/20 .......     1,644
       1    Morgan Stanley Mortgage Trust,
              Series 35, Class 2, 2761.00%,
              4/20/21, HB, IF* ...............       140
       1    Morgan Stanley Mortgage Trust,
              Series 37, Class 2, 2761.00%,
              7/20/21, HB, IF* ...............       192
      61    Morgan Stanley Mortgage Trust,
              Series 38, Class 4, 0.00%,
              11/20/21, PO ...................        49
      22    Morgan Stanley Mortgage Trust,
              Series 39, Class 3, 0.00%,
              12/20/21, PO ...................        19
     896    Norwest Assets Securities Corp.,
              Series 98-7, Class A3, 6.75%,
              4/25/28 ........................       908
   5,069    PNC Mortgage Securities Corp.,
              Series 98-1, Class 5A7, 7.17%,
              2/25/28 ........................     5,110
   3,450    Prudential Home Mortgage
              Securities, Series 93-45, Class
              A3, 6.75%, 11/25/08 ............     3,526
     456    Prudential Home Mortgage
              Securities, Series 93-50, Class
              A11, 8.75%, 11/25/23, IF .......       480
   4,203    Prudential Home Mortgage
              Securities, Series 93-63, Class
              A11, 12.00%, 1/25/24, IF* ......     4,515
   2,000    Residential Accredit Loans, Inc.,
              Series 00-QS14, Class A4, 7.75%,
              12/25/30 .......................     2,063

Continued

One Group Mortgage-Backed Securities Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                      101
                                                                          Report

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Collateralized Mortgage Obligations, continued:
 $ 2,409    Residential Accredit Loans, Inc.,
              Series 00-QS14, Class NB4,
              7.75%, 12/25/30 ................  $  2,520
   3,702    Residential Accredit Loans, Inc.,
              Series 01-QS14, Class A4A,
              5.71%, 10/25/31, IF, IO* .......       294
   1,006    Residential Accredit Loans, Inc.,
              Series 01-QS16, Class A6, 6.25%,
              11/25/31 .......................     1,010
     419    Residential Funding Mortgage
              Securities I, Inc., Series
              97-S4, Class A5, 7.00%,
              3/25/12 ........................       433
     996    Residential Funding Mortgage
              Securities I, Inc., Series
              93-S47, Class A12, 8.75%,
              12/25/23 .......................     1,047
   1,539    Residential Funding Mortgage
              Securities I, Inc., Series
              97-S17, Class A5, 7.00%,
              11/25/27 .......................     1,562
     500    Residential Funding Mortgage
              Securities I, Inc., Series
              98-S12, Class A6, 6.75%,
              5/25/28 ........................       515
     800    Residential Funding Mortgage
              Securities I, Inc., Series
              98-S26, Class A4, 12.72%,
              11/25/28, IF* ..................       828
   1,000    Residential Funding Mortgage
              Securities I, Inc., Series
              99-S3, Class A4, 19.20%,
              1/25/29, IF* ...................     1,243
   2,000    Residential Funding Mortgage
              Securities I, Inc., Series
              01-S10, Class A8, 7.75%,
              8/25/30 ........................     2,115
   3,070    Residential Funding Mortgage
              Securities I, Inc., Series
              01-S13, Class A6, 7.75%,
              10/25/30 .......................     3,186
     633    Salomon Brothers Mortgage
              Securities Trust VII, Series
              00-UP1, Class A2, 8.00%,
              9/25/30 ........................       670
      69    Structured Mortgage Asset
              Residential Trust, Series 93-5C,
              Class CI, 7.15%, 3/25/23 .......        69
   2,352    Vendee Mortgage Trust, Series
              94-2, Class 3ZA, 6.50%,
              2/15/20 ........................     2,449
   1,647    Vendee Mortgage Trust, Series
              96-2, Class 1Z, 6.75%,
              6/15/26 ........................     1,722
   2,980    Vendee Mortgage Trust, Series
              97-1, Class 2Z, 7.50%,
              2/15/27 ........................     3,159
   1,574    Wells Fargo Mortgage Backed
              Securities Trust, Series 00-5,
              Class A5, 7.75%, 9/25/30 .......     1,589
                                                --------
  Total Collateralized Mortgage Obligations       68,875
                                                --------

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
U.S. Government Agency Mortgages (84.2%):
Fannie Mae (32.7%):
 $     0    12.00%, 1/1/04, Pool #70659 ......  $      0
      42    10.00%, 5/25/04, Series 89-26,
              Class D ........................        44
       1    758.75%, 1/25/06, Series 91-4,
              Class N, HB ....................         8
       1    778.65%, 1/25/06, Series 91-4,
              Class H, HB ....................        10
       1    908.75%, 3/25/06, Series 91-20,
              Class M, HB ....................        14
       1    1008.30%, 4/25/06, Series 91-33,
              Class J, HB ....................         6
       1    1088.00%, 6/25/06, Series 91-71,
              Class E, HB ....................        14
       1    1182.80%, 9/25/06, Series 91-133,
              Class L, HB ....................        10
   2,038    7.50%, 9/25/07, Series 92-135,
              Class LC .......................     2,086
     631    8.50%, 12/1/07, Pool #420646 .....       666
      10    0.00%, 2/25/08, Series 96-24,
              Class K, PO ....................        10
     334    3.52%, 5/25/08, Series 93-63,
              Class FD* ......................       334
     395    3.62%, 5/25/08, Series 93-72,
              Class F* .......................       397
     828    6.00%, 6/1/08, Pool #251827 ......       860
     724    6.25%, 6/25/08, Series 93-78,
              Class KB .......................       747
   1,518    7.00%, 7/25/08, Series 93-131,
              Class Z ........................     1,604
   1,000    9.06%, 7/25/08, Series 93-238,
              Class SB, IF* ..................     1,077
     204    5.66%, 8/25/08, Series 93-209,
              Class KB .......................       206
     319    11.22%, 8/25/08, Series 93-134,
              Class SA, IF* ..................       331
   1,819    0.00%, 9/25/08, Series 96-20,
              Class L, PO ....................     1,612
     220    3.52%, 9/25/08, Series 93-164,
              Class FE* ......................       221
     738    3.67%, 9/25/08, Series 93-175,
              Class FE .......................       743
     555    10.90%, 9/25/08, Series 93-175,
              Class SA, IF* ..................       608
     472    12.63%, 9/25/08, Series 93-164,
              Class SA, IF* ..................       544
   1,650    0.00%, 10/25/08, Series 96-24,
              Class B, PO ....................     1,431
     265    3.62%, 10/25/08, Series 93-196,
              Class FA* ......................       265

Continued

One Group Mortgage-Backed Securities Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                      102
Report

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
U.S. Government Agency Mortgages, continued:
Fannie Mae, continued:
 $   800    7.84%, 10/25/08, Series 93-192,
              Class SC, IF* ..................  $    843
     265    9.25%, 10/25/08, Series 93-196,
              Class SB, IF* ..................       288
     582    15.83%, 10/25/08, Series 93-196,
              Class SA, IF* ..................       674
   1,747    11.45%, 12/25/08, Series 93-234,
              Class SC, IF* ..................     1,918
   4,000    14.46%, 2/25/09, Series 94-13,
              Class SK, IF* ..................     4,547
     819    6.50%, 3/25/09, Series 95-13,
              Class B ........................       840
     759    14.93%, 3/25/09, Series 94-34,
              Class S, IF* ...................       847
   2,000    6.63%, 9/15/09 ...................     2,194
   2,000    7.25%, 1/15/10 ...................     2,270
     210    9.00%, 2/1/10, Pool #303165 ......       223
   1,000    7.00%, 4/25/10, Series 92-124,
              Class D ........................     1,040
   2,817    6.50%, 7/1/11, Pool #545431 ......     2,947
   3,026    8.00%, 11/1/12, Pool #535710 .....     3,226
   1,250    6.50%, 12/25/12, Series 02-37,
              Class VA .......................     1,308
     978    6.50%, 12/25/12, Series 02-9,
              Class VE .......................     1,027
     638    10.25%, 7/15/13, Pool #100121 ....       726
   1,005    6.50%, 9/1/13, Pool #251982 ......     1,049
     687    6.37%, 11/25/13, Series 93-220,
              Class SE, IF* ..................       715
     859    17.81%, 11/25/13, Series 93-220,
              Class SD, IF* ..................       984
     445    19.72%, 12/25/13, Series 93-225,
              Class SG, IF* ..................       501
   2,000    6.00%, 9/25/14, Series 01-71,
              Class QC .......................     2,058
   1,531    8.00%, 11/1/15, Pool #535852 .....     1,632
   2,000    6.00%, 11/25/15, Series 01-49,
              Class DQ .......................     2,070
   3,845    6.00%, 11/25/15, Series 01-59,
              Class VB .......................     3,843
   2,000    6.50%, 11/25/15, Series 01-52,
              Class XN .......................     2,058
   1,000    6.00%, 12/25/15, Series 01-78,
              Class VB .......................       999
     293    12.50%, 1/1/16, Pool #303306 .....       339
     695    9.00%, 2/1/16, Pool #573019 ......       749
     957    6.50%, 6/1/16, Pool #368930 ......       991

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
U.S. Government Agency Mortgages, continued:
Fannie Mae, continued:
 $ 1,000    6.00%, 12/25/16, Series 01-74,
              Class MB .......................  $  1,010
   4,000    6.00%, 12/25/16, Series 01-71,
              Class QE .......................     4,041
      75    7.00%, 4/1/17, Pool #44699 .......        79
   4,000    5.50%, 4/25/17, Series 02-18,
              Class PC .......................     3,991
      78    9.50%, 7/1/17, Series 59, Class 2,
              IO .............................        18
     280    10.00%, 9/1/17, Series 23, Class
              2, IO ..........................        79
     232    6.50%, 12/18/17, Series 98-17,
              Class TB .......................       234
   2,483    8.00%, 1/25/18, Series 92-7, Class
              Q ..............................     2,776
   1,058    9.25%, 4/25/18, Series 88-7, Class
              Z ..............................     1,184
     366    9.00%, 5/1/18, Pool #426836 ......       403
      80    0.00%, 5/25/18, Series 88-11,
              Class D, PO ....................        70
     565    4.22%, 6/25/18, Series 92-206,
              Class FA* ......................       568
     774    9.85%, 11/1/18, Series 97-77,
              Class M ........................       873
     573    10.50%, 11/1/18, Pool #550942 ....       647
      66    9.50%, 12/25/18, Series 88-29,
              Class B ........................        75
     344    5.49%, 3/1/19, Pool #116612* .....       351
     280    11.00%, 4/1/19, Pool #550294 .....       320
     319    10.30%, 4/25/19, Series 89-19,
              Class A ........................       360
     168    10.45%, 4/25/19, Series 89-21,
              Class G ........................       193
     380    6.90%, 6/25/19, Series 89-27,
              Class Y ........................       402
     662    10.00%, 7/1/19, Pool #559204 .....       748
     396    8.00%, 10/25/19, Series 89-70,
              Class G ........................       430
     230    16.16%, 10/25/19, Series 93-156,
              Class SD, IF* ..................       250
     217    9.00%, 11/25/19, Series 89-89,
              Class H ........................       236
     222    9.40%, 11/25/19, Series 89-78,
              Class H ........................       249
     683    7.00%, 4/1/20, Pool #408002 ......       712
     187    5.50%, 6/25/20, Series 90-60,
              Class K ........................       191

Continued

One Group Mortgage-Backed Securities Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                      103
                                                                          Report

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
U.S. Government Agency Mortgages, continued:
Fannie Mae, continued:
 $   185    11.00%, 8/20/20, Pool #100120* ...  $    214
     200    5.50%, 8/25/20, Series 90-93,
              Class G ........................       208
     830    6.50%, 8/25/20, Series 90-102,
              Class J ........................       872
       3    1118.04%, 8/25/20, Series 90-95,
              Class J, HB ....................        86
     107    18.83%, 11/25/20, Series 90-134,
              Class SC, IF* ..................       136
     336    6.50%, 12/25/20, Series 97-85,
              Class L, IO ....................         7
       8    652.15%, 12/25/20, Series 90-140,
              Class K, HB ....................       130
     168    7.00%, 2/25/21, Series 93-23,
              Class PK .......................       168
       1    908.50%, 2/25/21, Series 91-7,
              Class K, HB ....................        17
     361    4.59%, 4/25/21, Series G93-16,
              Class H ........................       365
     446    13.13%, 4/25/21, Series 93-179,
              Class SP, IF* ..................       461
       2    1009.00%, 6/25/21, Series 91-60,
              Class PM, HB ...................        43
     147    7.00%, 10/25/21, Series 92-124,
              Class PJ .......................       148
     926    7.88%, 11/25/21, Series 92-215,
              Class PM .......................       956
   2,057    7.00%, 1/25/22, Series G92-15,
              Class Z ........................     2,191
     442    7.70%, 2/25/22, Series G92-12,
              Class B ........................       478
   1,799    4.52%, 3/25/22, Series 92-33,
              Class F* .......................     1,829
   3,000    7.00%, 4/25/22, Series 93-41,
              Class D ........................     3,165
       1    9717.09%, 5/25/22, Series G92-27,
              Class SQ, HB, IF* ..............       207
     849    7.50%, 6/25/22, Series 92-101,
              Class J ........................       909
     544    7.00%, 7/25/22, Series G92-42,
              Class Z ........................       579
  18,042    8.00%, 7/25/22, Series G92-44,
              Class ZQ .......................    19,588
     533    6.50%, 8/25/22, Series 96-59,
              Class J ........................       550
   2,531    7.50%, 9/25/22, Series G92-54,
              Class ZQ .......................     2,721
     816    0.00%, 10/25/22, Series G92-62,
              Class B, PO ....................       690
      27    2.74%, 10/25/22, Series G92-62,
              Class FB* ......................        27

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
U.S. Government Agency Mortgages, continued:
Fannie Mae, continued:
 $ 1,352    7.00%, 10/25/22, Series G92-61,
              Class Z ........................  $  1,414
   5,150    7.50%, 10/25/22, Series 92-188,
              Class PZ .......................     5,612
   1,235    8.37%, 12/25/22, Series 93-225,
              Class VO, IF* ..................     1,339
     496    0.00%, 2/25/23, Series 93-108,
              Class D, PO ....................       452
     499    16.14%, 2/25/23, Series 93-202,
              Class VO, IF* ..................       531
     858    0.00%, 3/25/23, Series 93-247,
              Class CB, PO ...................       781
   1,200    6.00%, 4/25/23, Series G93-17,
              Class SI, IF* ..................     1,113
   3,000    10.89%, 4/25/23, Series 98-43,
              Class SA, IF, IO* ..............     1,706
   1,390    14.18%, 4/25/23, Series 93-62,
              Class SA, IF* ..................     1,571
     170    0.00%, 5/25/23, Series 93-146,
              Class D, PO ....................       169
     637    3.09%, 5/25/23, Series 93-97,
              Class FA* ......................       646
     419    6.50%, 5/25/23, Series 93-204,
              Class PE, IO ...................        58
     522    11.54%, 5/25/23, Series 93-110,
              Class S, IF* ...................       511
   3,517    0.00%, 6/25/23, Series 93-257,
              Class C, PO ....................     2,766
   2,095    3.66%, 6/25/23, Series 94-82,
              Class SA, IF, IO* ..............        37
   2,717    7.00%, 6/25/23, Series 93-102,
              Class M, IO ....................       404
     504    21.91%, 6/25/23, Series 94-28,
              Class SD, IF* ..................       548
     500    3.97%, 7/25/23, Series 93-116,
              Class FD* ......................       502
   1,581    0.00%, 8/25/23, Series 97-19,
              Class G, PO ....................     1,525
     318    2.79%, 8/25/23, Series 93-162,
              Class F* .......................       324
     565    4.67%, 8/25/23, Series 94-37,
              Class FG* ......................       566
   3,000    5.58%, 8/25/23, Series 96-14,
              Class SE, IF, IO* ..............       864
      20    6.16%, 8/25/23, Series 94-36,
              Class SG, IF, IO* ..............         0
   1,581    10.55%, 8/25/23, Series 97-19,
              Class SG, IF, IO* ..............        91

Continued

One Group Mortgage-Backed Securities Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                      104
Report

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
U.S. Government Agency Mortgages, continued:
Fannie Mae, continued:
 $    26    10.90%, 8/25/23, Series G93-27,
              Class SE, IF* ..................  $     26
     161    20.21%, 8/25/23, Series 93-137,
              Class SB, IF* ..................       167
     187    22.35%, 8/25/23, Series 93-139,
              Class SG, IF* ..................       194
     764    0.00%, 9/25/23, Series 93-228,
              Class G, PO ....................       620
   2,919    7.00%, 9/25/23, Series 93-167,
              Class GA .......................     3,096
     422    9.08%, 9/25/23, Series 93-165,
              Class SD, IF* ..................       422
     919    2.59%, 10/25/23, Series 98-64,
              Class FC* ......................       914
   1,000    4.32%, 10/25/23, Series 93-189,
              Class FB* ......................       966
   2,190    7.00%, 10/25/23, Series 93-199,
              Class Z ........................     2,231
     640    9.80%, 11/25/23, Series 93-207,
              Class SC, IF* ..................       662
   1,000    10.00%, 11/25/23, Series 93-206,
              Class SD, IF* ..................     1,022
     532    2.44%, 12/25/23, Series 93-230,
              Class FA* ......................       527
      13    3.92%, 12/25/23, Series 93-223,
              Class FB* ......................        13
   2,000    6.15%, 12/25/23, Series 95-10,
              Class C ........................     2,083
   3,620    7.00%, 12/25/23, Series 93-250,
              Class Z ........................     3,888
   1,263    13.18%, 12/25/23, Series 93-223,
              Class SE, IF* ..................     1,282
       8    13.20%, 12/25/23, Series 93-223,
              Class SB, IF* ..................         8
   1,038    15.51%, 12/25/23, Series 93-223,
              Class SN, IF* ..................     1,014
     116    18.78%, 12/25/23, Series 93-245,
              Class SE, IF* ..................       120
     783    6.50%, 1/25/24, Series 94-36,
              Class M ........................       818
     349    10.00%, 2/1/24, Pool #479469 .....       396
     573    0.00%, 2/25/24, Series 99-16,
              Class B, PO ....................       462
     561    9.00%, 3/1/24, Series 265, Class
              2 ..............................       631
      52    2.24%, 3/25/24, Series 94-39,
              Class F* .......................        52

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
U.S. Government Agency Mortgages, continued:
Fannie Mae, continued:
 $ 1,000    6.50%, 3/25/24, Series 94-37,
              Class L ........................  $  1,020
      20    17.57%, 3/25/24, Series 94-39,
              Class S, IF* ...................        22
   1,377    9.00%, 11/1/24, Pool #544983 .....     1,521
     132    7.00%, 11/17/24, Series G94-13,
              Class ZB .......................       133
     995    8.50%, 1/25/25, Series 95-2, Class
              Z ..............................     1,080
   1,222    9.00%, 10/1/25, Pool #547543 .....     1,346
     434    9.00%, 11/1/25, Pool #561547 .....       478
   4,592    5.50%, 12/18/25, Series 97-73,
              Class PH .......................     4,706
      88    9.50%, 12/18/25, Series 97-7,
              Class C ........................        92
      76    9.00%, 4/1/26, Pool #446278 ......        84
     919    5.00%, 5/18/26, Series 97-85,
              Class D ........................       937
     969    9.00%, 7/1/26, Pool #414340 ......     1,068
     497    7.50%, 8/18/26, Series 97-29,
              Class PL, IO ...................        50
     954    9.00%, 9/1/26, Pool #562278 ......     1,050
     529    9.00%, 1/1/27, Pool #568242 ......       581
   1,124    0.00%, 2/1/27, Series 285, Class
              1, PO ..........................       993
   2,592    8.50%, 2/17/27, Series G97-2,
              Class ZA .......................     2,820
   2,295    1.84%, 3/25/27, Series 97-20,
              Class IO, IO ...................       147
     871    7.50%, 4/18/27, Series 97-27,
              Class J ........................       927
     391    4.13%, 9/1/27, Pool #54844* ......       398
   1,689    7.00%, 12/18/27, Series 97-81,
              Class PI, IO ...................       332
     319    9.50%, 7/1/28, Pool #457268 ......       354
   1,000    6.00%, 7/18/28, Series 98-36,
              Class J ........................     1,036
      92    6.50%, 7/18/28, Series 98-36,
              Class D ........................        92
   1,325    6.00%, 12/1/28, Pool #454390 .....     1,333
     986    6.20%, 1/25/29, Series 98-70,
              Class AG .......................     1,002
     203    6.25%, 1/25/29, Series 98-71,
              Class M ........................       205
   1,689    4.45%, 3/1/29, Pool #303532* .....     1,717
      68    6.50%, 4/25/29, Series 99-13,
              Class ZD .......................         1

Continued

One Group Mortgage-Backed Securities Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                      105
                                                                          Report

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
U.S. Government Agency Mortgages, continued:
Fannie Mae, continued:
 $   358    6.50%, 4/25/29, Series 99-15,
              Class LA .......................  $    363
     841    17.84%, 6/25/29, Series 01-11,
              Class SX, IF* ..................       954
   2,260    8.50%, 2/1/30, Pool #567036 ......     2,437
  20,048    6.26%, 2/25/30, Series 01-53,
              Class TS, IF, IO* ..............     2,318
     526    8.50%, 3/1/30, Pool #253275 ......       567
     621    8.50%, 6/1/30, Pool #535442 ......       670
   1,382    8.50%, 1/25/31, Series 00-52,
              IO .............................       225
   2,900    6.00%, 5/25/31, Series 01-31,
              Class VD .......................     2,939
   3,000    6.00%, 7/25/31, Series 01-33,
              Class ID, IO ...................     1,575
   1,175    8.50%, 7/25/31, Series 01-49,
              Class LZ .......................     1,469
   1,676    7.00%, 11/25/31, Series 01-61,
              Class Z ........................     1,718
  25,000    1.60%, 3/25/32, Series 02-12,
              Class SJ, IF, IO* ..............     1,320
                                                --------
                                                 201,213
                                                --------
Freddie Mac (41.9%):
     245    7.50%, 3/1/04, Gold Pool
              #N97491 ........................       253
      20    8.00%, 8/1/04, Pool #542650 ......        21
     762    5.78%, 9/15/04, Series 1982, Class
              SB, IF, IO* ....................        17
       4    1008.50%, 5/15/06, Series 1072,
              Class A, HB ....................        35
       1    1008.00%, 6/15/06, Series 1098,
              Class M, HB ....................         4
      42    7.50%, 2/15/07, Series 1322, Class
              G ..............................        43
     491    4.50%, 3/15/07, Series 1295, Class
              JB .............................       497
     321    7.00%, 3/15/07, Series 1205, Class
              G ..............................       337
      34    8.50%, 5/1/07, Pool #277261 ......        36
   1,800    7.50%, 5/15/07, Series 1246, Class
              J ..............................     1,940
       2    981.87%, 6/15/07, Series 1298,
              Class L, HB ....................        26
   1,335    4.50%, 11/15/07, Series 1404,
              Class FA .......................     1,342
      47    0.00%, 12/15/07, Series 1450,
              Class K, PO ....................        47
      13    8.50%, 2/1/08, Pool #252763 ......        14
     446    7.13%, 2/15/08, Series 1465, Class
              SA, IF, IO* ....................        41

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
U.S. Government Agency Mortgages, continued:
Freddie Mac, continued:
 $    92    12.93%, 3/15/08, Series 1661,
              Class SJ, IF* ..................  $     93
      22    6.00%, 4/15/08, Series 1531, Class
              K ..............................        22
     242    9.50%, 4/15/08, Series 1490, Class
              SA, IF* ........................       262
     515    0.00%, 5/15/08, Series 1989, Class
              L, PO ..........................       505
     189    4.37%, 5/15/08, Series 1506, Class
              F* .............................       192
   1,877    6.50%, 5/15/08, Series 1539, Class
              PI .............................     1,971
     306    8.50%, 6/15/08, Series 1539, Class
              S, IF* .........................       317
     655    8.50%, 7/15/08, Series 1549, Class
              K ..............................       713
     958    0.00%, 8/15/08, Series 1900, Class
              T, PO ..........................       858
   1,237    11.66%, 8/15/08, Series 1565,
              Class OC, IF* ..................     1,349
     107    6.00%, 9/15/08, Series 1586, Class
              A ..............................       109
     500    4.58%, 11/15/08, Series 1606,
              Class M* .......................       505
   3,500    6.50%, 12/15/08, Series 1647,
              Class PK .......................     3,705
     221    8.50%, 12/15/08, Series 1625,
              Class SH, IF* ..................       242
     465    10.82%, 12/15/08, Series 1625,
              Class SG, IF* ..................       514
     320    11.47%, 12/15/08, Series 1647,
              Class SB, IF* ..................       350
     805    6.40%, 2/15/09, Series 1679, Class
              O ..............................       843
       5    7.50%, 3/1/09, Pool #258089 ......         6
     493    8.98%, 3/15/09, Series 1698, Class
              SC, IF* ........................       542
     137    8.00%, 4/1/09, Pool #181504 ......       145
   3,000    6.63%, 9/15/09 ...................     3,295
       2    8.00%, 12/1/09, Pool #180415 .....         2
   1,000    6.00%, 2/15/10, Series 2124, Class
              PB .............................     1,038
   2,587    7.50%, 9/1/10, Gold Pool
              #E62448 ........................     2,748
   1,000    6.88%, 9/15/10 ...................     1,113
   1,308    6.00%, 2/15/11, Series 2389, Class
              VA .............................     1,370
   2,940    6.75%, 1/15/12, Series 1920, Class
              C ..............................     3,108

Continued

One Group Mortgage-Backed Securities Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                      106
Report

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
U.S. Government Agency Mortgages, continued:
Freddie Mac, continued:
 $ 2,385    6.50%, 10/15/12, Series 2401,
              Class VE .......................  $  2,509
   1,967    6.50%, 12/15/12, Series 2419,
              Class VG .......................     2,070
   1,000    6.30%, 1/15/13, Series 2025, Class
              PE .............................     1,053
   3,000    6.50%, 5/15/13, Series 2055, Class
              OE .............................     3,172
     794    6.50%, 5/15/13, Series 1641, Class
              WD .............................       816
   1,512    7.00%, 6/15/13, Series 1540, Class
              IA .............................     1,600
     857    6.50%, 10/15/13, Series 1844,
              Class E ........................       893
   6,000    6.00%, 12/15/13, Series 2102,
              Class TU .......................     6,213
     606    6.00%, 1/1/14, Gold Pool
              #F80035 ........................       612
   4,851    6.00%, 1/15/14, Series 2115, Class
              PE .............................     5,012
     697    6.50%, 3/15/14, Series 2135, Class
              UK, IO .........................       107
     760    7.25%, 3/15/14, Series 1688, Class
              W ..............................       815
   1,900    6.50%, 5/15/14, Series 2312, Class
              KV .............................     1,971
   1,587    7.00%, 5/15/14, Series 2299, Class
              G ..............................     1,671
   5,000    6.00%, 7/15/14, Series 2405, Class
              PC .............................     5,161
   2,414    6.50%, 7/15/14, Series 2121, Class
              JO, IO .........................        53
   1,956    7.50%, 10/1/14, Gold Pool
              #G11169 ........................     2,077
   1,000    5.50%, 5/15/15, Series 2391, Class
              QE .............................     1,003
   3,000    5.50%, 5/15/15, Series 2391, Class
              QT .............................     3,017
     240    12.00%, 8/1/15, Pool #170269 .....       275
   5,000    6.50%, 9/15/15, Series 2353, Class
              PC .............................     5,189
   2,750    7.50%, 12/1/15, Golden Pool
              #E83879 ........................     2,918
   1,500    6.50%, 12/15/15, Series 2054,
              Class VB .......................     1,571
   2,272    7.50%, 1/15/16, Series 2196, Class
              BV .............................     2,376
      14    7.50%, 7/1/16, Pool #274081 ......        15
   3,000    6.00%, 9/15/16, Series 2359, Class
              PM .............................     3,021

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
U.S. Government Agency Mortgages, continued:
Freddie Mac, continued:
 $ 2,250    6.00%, 9/15/16, Series 2353, Class
              TD .............................  $  2,264
      68    7.50%, 11/1/16, Pool #280421 .....        73
   1,000    6.00%, 12/15/16, Series 2394,
              Class MC .......................     1,016
      39    7.50%, 3/1/17, Pool #288120 ......        41
      21    7.50%, 4/1/17, Pool #289711 ......        22
      29    7.50%, 5/1/17, Pool #294000 ......        31
      29    7.50%, 5/1/17, Pool #292331 ......        31
      34    8.00%, 10/15/18, Series 1, Class
              B, IO ..........................         7
     355    10.50%, 5/1/19, Pool #530940 .....       391
     168    12.00%, 7/1/19, Pool #555238 .....       192
     856    9.50%, 7/15/19, Series 11, Class
              D ..............................       910
     384    9.50%, 2/15/20, Series 30, Class
              D ..............................       402
     327    9.50%, 4/15/20, Series 22, Class
              C ..............................       344
     404    9.60%, 4/15/20, Series 23, Class
              F ..............................       431
      12    84.00%, 5/15/20, Series 41, Class
              I, HB ..........................        27
      36    10.00%, 6/1/20, Series 16, Class
              B, IO ..........................        10
   1,230    6.50%, 6/15/20, Series 2362, Class
              PD .............................     1,276
     312    10.00%, 6/15/20, Series 47, Class
              F ..............................       327
     245    9.00%, 10/15/20, Series 1807,
              Class G ........................       261
     158    9.20%, 10/15/20, Series 84, Class
              F ..............................       169
      63    8.13%, 11/15/20, Series 81, Class
              A ..............................        65
     203    9.50%, 1/15/21, Series 99, Class
              Z ..............................       218
       1    1066.21%, 2/15/21, Series 1045,
              Class G, HB ....................        26
     111    9.00%, 4/15/21, Series 1065, Class
              J ..............................       121
     214    2.83%, 5/15/21, Series 1084, Class
              F* .............................       216
     395    27.63%, 5/15/21, Series 1079,
              Class S, IF* ...................       466
     151    36.79%, 5/15/21, Series 1084,
              Class S, IF* ...................       193

Continued

One Group Mortgage-Backed Securities Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                      107
                                                                          Report

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
U.S. Government Agency Mortgages, continued:
Freddie Mac, continued:
 $     1    1007.80%, 5/15/21, Series 1082,
              Class D, HB ....................  $     13
     847    7.50%, 6/15/21, Series 1365, Class
              PN .............................       857
       1    1009.50%, 8/15/21, Series 186,
              Class I, HB ....................        15
     225    7.00%, 9/15/21, Series 1133, Class
              H ..............................       235
     347    8.50%, 9/15/21, Series 1144, Class
              KB .............................       367
       0    1010.00%, 9/15/21, Series 180,
              Class J, HB ....................         5
       1    1009.50%, 10/15/21, Series 189,
              Class K, HB ....................        10
   1,800    4.51%, 11/15/21, Series 1560,
              Class FC* ......................     1,801
     946    7.50%, 11/15/21, Series 1179,
              Class H ........................     1,003
   2,266    7.50%, 11/15/21, Series 1378,
              Class JZ .......................     2,405
       2    1174.25%, 11/15/21, Series 1172,
              Class L, HB* ...................        41
      10    967.57%, 1/15/22, Series 1196,
              Class B, HB* ...................       161
   2,500    0.00%, 2/15/22, Series 1987, Class
              W, PO ..........................     2,172
   2,000    4.61%, 2/15/22, Series 1468, Class
              FC* ............................     2,029
     290    9.00%, 4/1/22, Series 134, Class
              B, IO ..........................        50
     256    13.33%, 5/15/22, Series 1621,
              Class SC, IF* ..................       259
   1,750    18.66%, 5/15/22, Series 1401,
              Class IB, IF* ..................     1,999
   1,663    6.50%, 8/15/22, Series 2462, Class
              NB .............................     1,723
     805    7.50%, 8/15/22, Series 1343, Class
              LB .............................       853
   1,609    8.00%, 8/15/22, Series 1343, Class
              LA .............................     1,722
     889    6.00%, 10/15/22, Series 1395,
              Class G ........................       911
   3,000    7.00%, 10/15/22, Series 1401,
              Class J ........................     3,161
   1,444    14.64%, 10/15/22, Series 1673,
              Class S, IF ....................     1,526
   1,500    9.98%, 11/15/22, Series 1592,
              Class KB, IF* ..................     1,628
   1,000    7.15%, 1/15/23, Series 1517, Class
              I ..............................     1,065

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
U.S. Government Agency Mortgages, continued:
Freddie Mac, continued:
 $   301    3.72%, 2/15/23, Series 1470, Class
              F* .............................  $    303
   6,028    7.50%, 2/15/23, Series 1466, Class
              PZ .............................     6,530
   1,000    6.50%, 4/15/23, Series 1619, Class
              C ..............................     1,058
   3,000    6.90%, 4/15/23, Series 1543, Class
              VM .............................     3,229
   1,695    6.00%, 5/15/23, Series 1648, Class
              LA .............................     1,739
     636    9.00%, 5/15/23, Series 1614, Class
              VC, IF* ........................       653
     297    15.66%, 5/15/23, Series 1614,
              Class VB, IF* ..................       312
     204    16.39%, 5/15/23, Series 1505,
              Class QB, IF* ..................       226
       4    1515.71%, 5/15/23, Series 204,
              Class E, HB* ...................       112
   1,000    6.50%, 6/15/23, Series 1526, Class
              L ..............................     1,038
   1,247    4.36%, 7/15/23, Series 1541, Class
              O* .............................     1,192
   1,023    4.22%, 8/15/23, Series 1570, Class
              F* .............................     1,041
     130    10.23%, 8/15/23, Series 1560,
              Class SG, IF* ..................       131
     905    2.50%, 9/15/23, Series 1584, Class
              FB* ............................       914
   2,800    7.00%, 9/15/23, Series 1578, Class
              V, IO ..........................       455
   3,806    10.38%, 9/15/23, Series 1574,
              Class OB, IF* ..................     3,907
   5,000    6.25%, 10/15/23, Series 1591,
              Class PV .......................     5,092
   1,000    8.13%, 10/15/23, Series 1689,
              Class SD, IF* ..................     1,099
   1,278    9.56%, 10/15/23, Series 1634,
              Class SJ, IF* ..................     1,311
     355    22.38%, 10/15/23, Series 1859,
              Class SB, IF, IO* ..............        66
  26,124    4.25%, 11/15/23, Series 1813,
              Class J, IF, IO* ...............     4,127
     930    10.09%, 11/15/23, Series 1610,
              Class SD, IF* ..................       933
   1,969    11.87%, 11/15/23, Series 1632,
              Class SA, IF* ..................     2,141
   3,032    0.00%, 12/15/23, Series 1918,
              Class PD, PO ...................     2,995
   1,000    6.50%, 12/15/23, Series 2283,
              Class K ........................     1,037

Continued

One Group Mortgage-Backed Securities Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                      108
Report

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
U.S. Government Agency Mortgages, continued:
Freddie Mac, continued:
 $ 3,470    6.50%, 12/15/23, Series 1628,
              Class LZ .......................  $  3,557
   2,000    6.75%, 12/15/23, Series 1644,
              Class K ........................     2,100
   2,326    13.35%, 12/15/23, Series 1628,
              Class S, IF* ...................     2,277
     921    0.00%, 2/15/24, Series 1865, Class
              D, PO ..........................       733
     910    10.00%, 2/15/24, Series 1671,
              Class QC, IF ...................     1,007
     523    15.02%, 2/15/24, Series 1686,
              Class SH, IF* ..................       552
   1,479    2.48%, 3/15/24, Series 1699, Class
              FC* ............................     1,471
   1,015    4.56%, 3/15/24, Series 1689, Class
              FC* ............................       994
   1,000    7.00%, 3/15/24, Series 1695, Class
              EB .............................     1,078
   2,600    19.20%, 3/15/24, Series 2033,
              Class SN, IF, IO* ..............     1,421
   2,300    4.76%, 4/15/24, Series 1715, Class
              FA* ............................     2,285
     532    5.63%, 4/25/24, Series 29, Class
              SD, IF, IO* ....................        24
     868    6.50%, 5/1/24, Gold Pool
              #D53146 ........................       894
   2,000    0.00%, 5/15/24, Series 2306, Class
              K, PO ..........................     1,578
     449    3.38%, 5/15/24, Series 1721, Class
              OA* ............................       460
   5,000    5.34%, 5/15/24, Series 2306, Class
              SE, IF, IO* ....................       866
   2,000    5.75%, 7/15/24, Series 2072, Class
              PN .............................     2,053
   2,000    7.50%, 8/15/24, Series 1745, Class
              D ..............................     2,142
     177    9.50%, 10/15/24, Series 2005,
              Class B ........................       180
   1,000    6.50%, 4/20/25, Series 2061, Class
              K ..............................     1,041
     819    6.10%, 4/15/26, Series 2094, Class
              A ..............................       827
   1,582    8.00%, 9/15/26, Series 1899, Class
              ZE .............................     1,771
   2,650    6.50%, 1/15/27, Series 2083, Class
              PD .............................     2,732
   1,193    7.50%, 2/15/27, Series 2242, Class
              PB .............................     1,199
   1,269    8.00%, 7/15/27, Series 1985, Class
              PR, IO .........................       247

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
U.S. Government Agency Mortgages, continued:
Freddie Mac, continued:
 $ 2,000    7.50%, 9/15/27, Series 1987, Class
              PE .............................  $  2,137
   1,000    6.00%, 11/15/27, Series 2132,
              Class PD .......................     1,024
   2,000    7.00%, 3/15/28, Series 2042, Class
              T ..............................     2,116
   1,335    7.00%, 3/15/28, Series 2038, Class
              PN, IO .........................       222
   1,000    7.50%, 3/15/28, Series 2040, Class
              PE .............................     1,057
   1,000    6.00%, 4/15/28, Series 2161, Class
              PG .............................     1,010
   4,595    6.50%, 6/15/28, Series 2061, Class
              DC, IO .........................     2,241
   1,000    6.50%, 10/15/28, Series 2362,
              Class PJ .......................     1,030
   1,650    7.00%, 10/15/28, Series 2089,
              Class PJ, IO ...................       516
   1,304    6.00%, 11/1/28, Gold Pool
              #C18115 ........................     1,312
  10,426    6.50%, 1/1/29, Gold Pool
              #C00701 ........................    10,690
  17,682    5.66%, 1/15/29, Series 2111, Class
              SB, IF, IO* ....................     1,406
   1,093    6.00%, 2/15/29, Series 2121, Class
              GM .............................     1,079
   1,587    22.56%, 3/15/29, Series 2132,
              Class SB, IF* ..................     1,769
     761    7.00%, 4/15/29, Series 2141, Class
              IO, IO .........................       148
   1,131    8.50%, 4/15/29, Series 2303, Class
              ZN .............................     1,491
     990    8.50%, 4/15/29, Series 2420, Class
              EX .............................     1,076
     683    6.50%, 6/1/29, Gold Pool
              #C00785 ........................       699
   2,591    7.50%, 6/15/29, Series 2163, Class
              PC, IO .........................       504
     672    6.50%, 7/1/29, Gold Pool
              #C29164 ........................       687
  19,550    5.16%, 7/15/29, Series 2172, Class
              SB, IF, IO* ....................       419
     865    7.00%, 8/15/29, Series 2178, Class
              PB .............................       911
   1,600    8.00%, 11/15/29, Series 2201,
              Class C ........................     1,730
   2,980    3.00%, 12/20/29, Series 2204,
              Class GB* ......................     2,944
   1,138    6.82%, 1/1/30, Pool #645242* .....     1,185

Continued

One Group Mortgage-Backed Securities Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                      109
                                                                          Report

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
U.S. Government Agency Mortgages, continued:
Freddie Mac, continued:
 $ 3,000    8.00%, 3/15/30, Series 2224, Class
              CB .............................  $  3,202
   1,720    7.50%, 8/15/30, Series 2247, Class
              Z ..............................     1,822
     336    9.00%, 9/15/30, Series 2254, Class
              Z ..............................       417
     188    0.00%, 5/15/31, Series 2318, PO ..       148
     533    8.50%, 6/15/31, Series 2359, Class
              ZB .............................       680
     826    8.50%, 6/15/31, Series 2388, Class
              UZ .............................     1,005
   2,000    6.38%, 2/15/32, Series 2410, Class
              OE .............................     2,092
  15,153    6.81%, 2/15/32, Series 2410, Class
              QX, IF, IO* ....................     1,558
   2,000    7.00%, 3/15/32, Series 2423, Class
              MC .............................     2,067
   3,000    7.00%, 3/15/32, Series 2423, Class
              MT .............................     3,113
   5,000    7.00%, 4/15/32, Series 2436, Class
              MC .............................     5,336
                                                --------
                                                 257,274
                                                --------
Government National Mortgage Assoc. (9.6%):
      41    8.00%, 1/15/08, Pool #19368 ......        44
      56    8.00%, 2/15/08, Pool #20040 ......        59
       9    8.50%, 7/15/08, Pool #20682 ......        10
      75    8.50%, 8/15/08, Pool #27089 ......        81
      28    8.50%, 8/15/08, Pool #23102 ......        30
   2,943    6.50%, 7/20/17, Series 01-60,
              Class VP .......................     3,060
     249    11.00%, 1/15/21, Pool #780709 ....       289
     902    7.50%, 7/16/22, Series 94-1, Class
              PE .............................       938
      39    6.25%, 8/21/22, Series 98-3, Class
              L ..............................        39
     364    8.00%, 9/15/22, Pool #297628 .....       392
     339    7.50%, 11/15/22, Pool #313110 ....       361
   1,765    9.00%, 2/26/23, Series 02-33,
              Class SY, IF* ..................     1,893
     355    7.50%, 3/15/23, Pool #345288 .....       377
     650    6.50%, 10/16/23, Series 96-6,
              Class PH .......................       687
   1,000    7.99%, 7/16/24, Series 94-4, Class
              KQ .............................     1,097

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
U.S. Government Agency Mortgages, continued:
Government National Mortgage Assoc., continued:
 $   290    8.50%, 3/20/25, Pool #1974 .......  $    312
     444    8.50%, 5/20/25, Pool #2006 .......       479
   1,000    7.50%, 9/17/25, Series 98-26,
              Class K ........................     1,080
   4,000    7.50%, 4/18/26, Series 97-8, Class
              PD .............................     4,179
   4,000    7.50%, 6/16/26, Series 00-9, Class
              PB .............................     4,328
     235    8.00%, 6/20/26, Pool #2234 .......       251
   4,000    7.50%, 8/16/26, Series 96-16,
              Class E ........................     4,309
     301    8.00%, 8/20/26, Pool #2270 .......       320
     228    8.00%, 11/20/26, Pool #2324 ......       243
   1,639    7.50%, 2/20/27, Series 97-2, Class
              E ..............................     1,728
   1,500    7.50%, 7/20/27, Series 97-11,
              Class D ........................     1,603
     600    8.00%, 10/20/27, Pool #2499 ......       638
     427    7.50%, 2/20/28, Pool #2549 .......       450
     112    8.00%, 4/15/28, Pool #466027 .....       119
     584    7.50%, 7/15/28, Pool #450038 .....       618
     291    8.00%, 7/15/28, Pool #468066 .....       311
     242    7.50%, 8/15/28, Pool #482116 .....       256
     309    7.50%, 8/15/28, Pool #476874 .....       327
     485    7.50%, 9/15/28, Pool #486537 .....       514
     912    7.50%, 9/20/28, Pool #2646 .......       962
     613    6.50%, 10/15/28, Pool #486631 ....       629
     266    8.00%, 11/20/28, Pool #2677 ......       283
   3,150    6.00%, 2/20/29, Series 99-4, Class
              ZB .............................     2,968
  10,000    6.50%, 3/20/29, Series 01-64,
              Class IM, IO ...................     1,816
   2,765    8.00%, 11/16/29, Series 99-41,
              Class Z ........................     2,980
     505    9.35%, 11/16/29, Series 99-43,
              Class TA, IF ...................       546
   2,000    7.50%, 12/20/29, Series 99-44,
              Class PC .......................     2,112
   3,662    8.00%, 12/20/29, Series 99-44,
              Class ZG .......................     3,975
     453    9.00%, 2/15/30, Pool #479182 .....       487
   2,141    9.00%, 3/16/30, Series 00-21,
              Class Z ........................     2,594

Continued

One Group Mortgage-Backed Securities Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                      110
Report

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
U.S. Government Agency Mortgages, continued:
Government National Mortgage Assoc., continued:
 $ 3,205    7.75%, 9/20/30, Series 00-26,
              Class Z ........................  $  3,412
     359    9.00%, 10/15/30, Pool #479674 ....       386
   1,690    9.00%, 11/16/30, Series 00-36,
              Class IK, IO ...................       265
     569    9.00%, 1/15/31, Pool #543873 .....       611
  11,988    6.21%, 8/16/31, Series 01-36,
              Class S, IF, IO* ...............       901
  13,739    6.41%, 8/16/31, Series 01-35,
              Class SA, IF, IO* ..............     1,121
   1,500    7.00%, 1/20/32, Series 02-4, Class
              TD .............................     1,563
                                                --------
                                                  59,033
                                                --------
  Total U.S. Government Agency Mortgages         517,520
                                                --------
U.S. Government Agency Securities (0.4%):
Other U.S. Agencies (0.4%):
     868    Federal Housing Administration,
              Merrill Lynch Project, 7.43%,
              8/1/20 .........................       870
   1,666    Federal Housing Administration,
              Greystone Series 96-2, 7.43%,
              11/1/22 ........................     1,669
                                                --------
  Total U.S. Government Agency Securities          2,539
                                                --------

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
U.S. Treasury Obligations (0.4%):
U.S. Treasury Bonds (0.4%):
 $ 1,900    11.75%, 11/15/14 .................  $  2,729
                                                --------
  Total U.S. Treasury Obligations                  2,729
                                                --------
Investment Companies (4.0%):
  24,627    One Group Prime Money Market Fund,
              Class I ........................    24,627
                                                --------
  Total Investment Companies                      24,627
                                                --------
Repurchase Agreement (0.3%):
 $ 2,073    State Street Bank and Trust,
              1.55%, 7/1/02 (Proceeds at
              maturity $2,073) ...............     2,073
                                                --------
  Total Repurchase Agreement                       2,073
                                                --------
Total (Cost $589,581)(a)                        $620,600
                                                ========

------------
Percentages indicated are based on net assets of $615,280.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $32,428
                   Unrealized depreciation......................   (1,409)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $31,019
                                                                  =======

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Amounts shown as 0 rounded to less than 1,000.

 * The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 2002.
See notes to financial statements.

ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                      111
                                                                          Report

One Group Government Bond Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments
(Amounts in thousands)

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
U.S. Government Agency Mortgages (63.9%):
Fannie Mae (20.2%):
 $    12    7.00%, 9/1/02, Pool #250355 ......  $     12
     437    7.00%, 4/1/03, Pool #303865 ......       441
     267    7.50%, 7/1/03, Pool #250656 ......       273
       2    6.50%, 4/1/04, Pool #85019 .......         2
   3,133    7.00%, 7/17/05, Series 97-26,
              Class GD .......................     3,219
       9    6.25%, 2/25/07, Series 93-129,
              Class E ........................         9
   1,744    7.35%, 6/25/07, Series 93-11,
              Class N ........................     1,771
     476    7.00%, 9/1/07, Pool #185265 ......       502
     826    7.00%, 4/1/08, Pool #211750 ......       873
   6,000    8.30%, 10/25/08, Series 93-197,
              Class SC* ......................     6,519
   1,000    6.25%, 1/25/09, Series 94-12,
              Class C ........................     1,054
   6,878    15.82%, 2/25/09, Series 94-13,
              Class SM, IF* ..................     7,958
   8,000    6.00%, 6/25/09, Series 94-86,
              Class PJ .......................     8,393
   1,027    7.00%, 7/1/10, Pool #250326 ......     1,084
     768    6.50%, 12/1/10, Pool #332301 .....       803
   4,407    6.00%, 3/1/11, Pool #340683 ......     4,557
   5,501    8.00%, 11/1/12, Pool #535710 .....     5,865
   9,394    6.00%, 1/17/13, Series 98-37,
              Class VB .......................     9,743
   2,006    6.00%, 4/1/13, Pool #425482 ......     2,066
   9,782    6.50%, 6/25/13, Series 94-1, Class
              K ..............................    10,229
   3,596    6.35%, 8/25/13, Series 93-225B,
              Class VG .......................     3,793
   1,074    7.50%, 6/1/14, Pool #250081 ......     1,142
   4,000    6.50%, 6/25/14, Series 98-59,
              Class VB .......................     4,172
     878    7.50%, 7/1/14, Pool #250082 ......       933
   5,672    6.00%, 8/1/14, Pool #598032 ......     5,874
  10,000    6.00%, 9/25/14, Series 01-71,
              Class QC .......................    10,292
      35    10.00%, 10/1/16, Pool #70110 .....        39
   3,190    6.00%, 2/25/17, Series 02-2, Class
              UC .............................     3,230
   5,000    5.50%, 4/25/17, Series 02-18,
              Class PC .......................     4,988
   1,634    10.00%, 9/1/17, Pool #303969 .....     1,845
   1,742    9.50%, 6/25/18, Series 88-16,
              Class B ........................     1,960
     116    10.00%, 10/1/19, Pool #231675 ....       131
   2,002    7.00%, 5/25/20, Series 90-57 .....     2,126

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
U.S. Government Agency Mortgages, continued:
Fannie Mae, continued:
 $    47    10.00%, 7/1/20, Pool #050318 .....  $     54
   5,584    6.50%, 5/25/21, Series 92-205,
              Class K ........................     5,802
   1,528    7.00%, 9/25/21, Series G92-64,
              Class K ........................     1,566
     128    10.00%, 11/1/21, Pool #208374 ....       146
     185    10.00%, 11/1/21, Pool #208372 ....       210
   5,150    6.55%, 12/25/21, Series 93-137,
              Class PH .......................     5,366
     755    7.25%, 5/25/22, Series G93-9,
              Class K ........................       784
     347    7.50%, 7/25/22, Series G92-35,
              Class EB .......................       371
   4,330    8.00%, 7/25/22, Series G92-44,
              Class ZQ .......................     4,701
   3,300    0.00%, 5/25/23, Series 93-146,
              Class E, PO ....................     2,879
   5,000    6.50%, 5/25/23, Series 94-110,
              Class H ........................     5,211
     341    0.00%, 8/25/23, Series 93-217,
              Class H, PO ....................       218
     940    0.00%, 9/25/23, Series 93-205,
              Class H, PO ....................       771
     955    0.00%, 9/25/23, Series 93-228,
              Class G, PO ....................       774
   7,400    7.00%, 9/25/23, Series 93-155,
              Class PJ .......................     7,939
   9,094    6.35%, 12/25/23, Series 94-43,
              Class PJ .......................     9,548
   5,042    7.00%, 1/25/24, Series 94-62,
              Class PJ .......................     5,438
   3,165    7.00%, 2/1/24, Pool #190257 ......     3,302
  10,556    6.00%, 3/25/24, Series 94-51,
              Class PV .......................    10,614
   4,500    6.50%, 3/25/24, Series 94-37,
              Class L ........................     4,590
     487    9.00%, 12/1/24, Pool #353898 .....       537
   1,715    7.00%, 8/1/25, Pool #315500 ......     1,785
   1,400    6.25%, 2/25/29, Series 94-W4,
              Class A9 .......................     1,393
   2,850    0.00%, 6/25/29, Series 01-11,
              Class AP, PO ...................     2,566
   2,381    7.50%, 2/20/30, Series 00-8, Class
              Z ..............................     2,550
   1,262    7.50%, 3/1/30, Pool #524949 ......     1,326
   2,042    7.50%, 4/1/30, Pool #530816 ......     2,146
   2,797    7.50%, 4/1/30, Pool #536916 ......     2,938

Continued

One Group Government Bond Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                      112
Report

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
U.S. Government Agency Mortgages, continued:
Fannie Mae, continued:
 $10,000    6.00%, 7/25/31, Series 01-33,
              Class ID, IO ...................  $  5,248
                                                --------
                                                 196,671
                                                --------
Freddie Mac (30.6%):
      73    9.00%, 11/1/05, Pool #B00203 .....        76
       9    9.00%, 5/1/06, Pool #B00282 ......         9
   1,000    7.00%, 10/15/06, Series 1150,
              Class I ........................     1,042
       3    7.25%, 5/1/07, Pool #185801 ......         3
   2,482    7.00%, 9/15/07, Series 1457, Class
              PJ .............................     2,584
   4,850    6.50%, 4/15/08, Series 1489, Class
              I ..............................     5,172
   3,183    10.55%, 11/15/08, Series 1604,
              Class MB, IF* ..................     3,430
   3,000    10.82%, 12/15/08, Series 1625,
              Class SC, IF* ..................     3,234
   1,455    7.50%, 4/1/09, Gold Pool
              #E00315 ........................     1,544
   3,104    7.50%, 8/1/09, Gold Pool
              #G10740 ........................     3,297
     156    9.00%, 8/1/09, Pool #279063 ......       168
  15,864    6.50%, 9/15/09, Series 1838, Class
              G ..............................    16,090
     271    9.00%, 12/1/09, Pool #256360 .....       289
     794    8.50%, 1/1/10, Gold Pool
              #G10305 ........................       851
   3,298    7.50%, 9/1/10, Gold Pool
              #E62448 ........................     3,504
   2,369    6.00%, 6/15/11, Series 2366, Class
              VG .............................     2,477
     555    6.50%, 12/1/12, Gold Pool
              #E00523 ........................       580
   6,927    5.00%, 12/1/13, Gold Pool
              #E73637 ........................     7,046
   3,009    6.00%, 4/1/14, Gold Pool
              #E76438 ........................     3,099
  10,967    6.00%, 4/1/14, Gold Pool
              #E76504 ........................    11,296
  23,515    6.50%, 6/1/14, Gold Pool
              #E00678 ........................    24,490
       1    9.50%, 4/1/16, Pool #170161 ......         1
   1,375    6.50%, 8/15/16, Series 2345, Class
              PQ .............................     1,434
   1,000    6.00%, 2/15/17, Series 2108, Class
              VB .............................     1,030
      59    9.00%, 10/1/17, Gold Pool
              #A00756 ........................        64
      42    9.00%, 4/1/18, Gold Pool
              #A01143 ........................        44

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
U.S. Government Agency Mortgages, continued:
Freddie Mac, continued:
 $     9    9.00%, 10/1/20, Gold Pool
              #A01134 ........................  $     10
      14    9.00%, 1/1/21, Gold Pool
              #A00948 ........................        16
   2,577    6.00%, 3/15/21, Series 2081, Class
              PA .............................     2,640
       9    9.00%, 4/1/21, Gold Pool
              #D04193 ........................         9
      20    9.00%, 6/1/21, Gold Pool
              #A01017 ........................        22
      23    9.00%, 7/1/21, Gold Pool
              #A01093 ........................        26
      24    9.00%, 9/1/21, Gold Pool
              #D32271 ........................        26
      22    9.00%, 11/1/21, Gold Pool
              #D11866 ........................        25
      13    9.00%, 11/1/21, Gold Pool
              #D11191 ........................        15
   5,500    6.50%, 1/15/22, Series 2149, Class
              TR .............................     5,704
      32    9.00%, 5/1/22, Gold Pool
              #D19203 ........................        35
   1,609    8.00%, 8/15/22, Series 1343, Class
              LA .............................     1,722
     900    7.00%, 8/25/22, Series 13, Class
              PL .............................       958
  10,000    5.50%, 9/15/22, Series 1367, Class
              K ..............................    10,101
   6,200    6.50%, 11/15/22, Series 1552,
              Class HB .......................     6,533
   8,837    6.00%, 10/15/23, Series 1785,
              Class A ........................     8,917
   3,032    10.00%, 10/15/23, Series 1591,
              Class E ........................     3,469
   1,926    7.00%, 11/1/23, Series 155, Class
              IO, IO .........................       416
   1,735    6.50%, 12/15/23, Series 1633,
              Class Z ........................     1,760
   4,974    6.50%, 1/1/24, Gold Pool
              #C80091 ........................     5,126
   3,000    6.50%, 3/15/24, Series 1694, Class
              PK .............................     3,114
   3,106    6.50%, 3/15/24, Series 1692, Class
              ZA .............................     3,088
     876    8.50%, 5/1/24, Gold Pool
              #G00229 ........................       947
     744    8.50%, 7/1/24, Gold Pool
              #C00354 ........................       801
     658    7.50%, 9/1/24, Gold Pool
              #D56307 ........................       697

Continued

One Group Government Bond Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                      113
                                                                          Report

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
U.S. Government Agency Mortgages, continued:
Freddie Mac, continued:
 $ 1,073    8.00%, 11/1/24, Gold Pool
              #C00376 ........................  $  1,150
   1,461    7.00%, 8/1/25, Gold Pool
              #C00418 ........................     1,521
     734    7.50%, 8/1/25, Gold Pool
              #C00414 ........................       776
   1,013    7.00%, 9/1/25, Gold Pool
              #D63303 ........................     1,055
   1,115    8.00%, 9/1/25, Gold Pool
              #D63705 ........................     1,194
   4,585    7.00%, 4/1/26, Gold Pool
              #D69811 ........................     4,770
   2,191    6.50%, 6/1/26, Pool #250575 ......     2,250
  11,800    6.50%, 10/17/26, Series 1985,
              Class PL .......................    12,330
   2,287    6.11%, 1/1/27, Pool #611141* .....     2,343
  10,500    6.00%, 2/15/27, Series 2091, Class
              PF .............................    10,772
  14,000    6.25%, 4/15/27, Series 2018, Class
              PE .............................    14,283
   1,600    7.00%, 10/15/27, Series 1999,
              Class PU .......................     1,703
   5,000    6.50%, 1/15/28, Series 2137, Class
              TM .............................     5,159
   5,000    7.00%, 2/15/28, Series 2031, Class
              PG .............................     5,267
   9,000    6.95%, 3/15/28, Series 2035, Class
              PC .............................     9,494
  10,000    6.50%, 6/15/28, Series 2064, Class
              PD .............................    10,194
   1,426    8.50%, 7/1/28, Gold Pool
              #G00981 ........................     1,535
  14,000    6.50%, 10/25/28, Series 98-64,
              Class TM .......................    14,279
   3,370    6.00%, 11/15/28, Series 2095,
              Class PE .......................     3,344
   3,542    6.50%, 2/1/29, Gold Pool
              #C22459 ........................     3,632
  19,020    6.50%, 4/1/29, Gold Pool
              #C00742 ........................    19,471
     877    6.50%, 4/1/29, Gold Pool
              #C24553 ........................       898
   2,191    6.50%, 5/15/29, Series 2152, Class
              BD .............................     2,237
   7,093    6.50%, 6/1/29, Gold Pool
              #C00785 ........................     7,260
     627    6.50%, 7/1/29, Gold Pool
              #C29124 ........................       641

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
U.S. Government Agency Mortgages, continued:
Freddie Mac, continued:
 $   394    5.89%, 4/1/30, Pool #846812* .....  $    404
     616    0.00%, 5/15/31, Series 2318, PO ..       485
   4,000    6.50%, 10/15/31, Series 2367,
              Class ME .......................     4,056
   6,911    6.00%, 2/1/32, Gold Pool
              #C01292 ........................     6,908
                                                --------
                                                 298,442
                                                --------
Government National Mortgage Assoc. (13.1%):
      12    9.00%, 5/15/03, Pool #154134 .....        12
      16    9.00%, 6/15/05, Pool #283904 .....        17
       5    9.00%, 8/15/05, Pool #291836 .....         5
       2    9.00%, 9/15/05, Pool #295227 .....         2
      11    9.00%, 9/15/05, Pool #292898 .....        11
       5    8.00%, 7/15/06, Pool #11337 ......         6
      11    7.50%, 7/15/07, Pool #17316 ......        11
      25    8.00%, 8/15/07, Pool #18677 ......        27
      13    8.00%, 8/15/07, Pool #18539 ......        14
      19    7.50%, 12/15/07, Pool #338189 ....        20
     350    6.50%, 7/15/08, Pool #349693 .....       368
      16    9.00%, 11/15/08, Pool #27932 .....        17
      39    6.50%, 3/15/09, Pool #367398 .....        41
      36    9.00%, 4/15/09, Pool #30352 ......        39
   1,065    6.50%, 5/15/09, Pool #366779 .....     1,122
       6    9.00%, 5/15/09, Pool #32214 ......         7
       1    9.50%, 7/15/09, Pool #34487 ......         1
      76    9.50%, 9/15/09, Pool #34878 ......        85
      12    9.50%, 10/15/09, Pool #36804 .....        13
       9    11.00%, 11/15/09, Pool #37615 ....        10
      11    11.00%, 6/15/15, Pool #130125 ....        13
      10    9.00%, 5/15/16, Pool #149877 .....        11
      18    9.00%, 6/15/16, Pool #166130 .....        20
       3    9.00%, 6/15/16, Pool #157147 .....         3
      45    9.00%, 7/15/16, Pool #151273 .....        50
      29    9.00%, 7/15/16, Pool #158921 .....        32
      20    9.00%, 7/15/16, Pool #167475 .....        22
      37    9.00%, 7/15/16, Pool #144968 .....        41
       4    9.50%, 7/15/16, Pool #166772 .....         4
      21    9.50%, 8/15/16, Pool #177531 .....        23
      97    9.00%, 9/15/16, Pool #169908 .....       107
      15    9.00%, 9/15/16, Pool #179044 .....        16
      22    9.00%, 10/15/16, Pool #173089 ....        24
      27    9.00%, 11/15/16, Pool #183868 ....        29
      33    9.00%, 11/15/16, Pool #156478 ....        37
       2    9.50%, 1/15/17, Pool #185619 .....         3
       3    9.00%, 2/15/17, Pool #201757 .....         4
      66    9.00%, 2/15/17, Pool #195058 .....        73

Continued

One Group Government Bond Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                      114
Report

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
U.S. Government Agency Mortgages, continued:
Government National Mortgage Assoc., continued:
 $    60    9.00%, 6/15/17, Pool #219079 .....  $     66
       4    9.00%, 8/15/17, Pool #225825 .....         4
     124    9.50%, 8/15/17, Pool #201217 .....       139
       7    9.50%, 8/15/17, Pool #218841 .....         8
       6    9.50%, 8/15/17, Pool #224015 .....         7
      40    9.00%, 6/15/18, Pool #238161 .....        45
      23    9.50%, 8/15/18, Pool #248390 .....        26
      15    9.50%, 12/15/18, Pool #263400 ....        17
      38    10.00%, 4/15/19, Pool #257047 ....        42
      14    10.00%, 5/15/19, Pool #269607 ....        16
       2    9.00%, 10/15/19, Pool #267676 ....         2
      15    9.00%, 11/15/19, Pool #162768 ....        16
      60    9.50%, 12/15/19, Pool #281696 ....        67
       5    9.00%, 1/15/20, Pool #283138 .....         6
       6    9.00%, 2/15/20, Pool #276157 .....         6
      14    9.50%, 9/15/20, Pool #292918 .....        15
      22    9.50%, 12/15/20, Pool #291865 ....        24
   2,958    9.00%, 8/15/21, Pool #306081 .....     3,265
     864    9.00%, 12/15/21, Pool #780284 ....       954
      12    7.50%, 2/15/22, Pool #324025 .....        13
     147    8.00%, 7/15/22, Pool #321560 .....       158
     203    7.50%, 8/15/22, Pool #337141 .....       216
      14    7.00%, 10/15/22, Pool #337175 ....        14
      73    7.00%, 11/15/22, Pool #323008 ....        77
      13    7.00%, 12/15/22, Pool #339969 ....        14
     224    7.00%, 1/15/23, Pool #342248 .....       235
     103    7.00%, 1/15/23, Pool #341536 .....       108
     149    7.00%, 1/15/23, Pool #332022 .....       156
      21    7.00%, 1/15/23, Pool #321675 .....        22
     120    7.00%, 1/15/23, Pool #346214 .....       126
      26    7.00%, 3/15/23, Pool #350110 .....        27
   1,426    7.00%, 4/15/23, Pool #348645 .....     1,494
     199    6.50%, 5/15/23, Pool #343208 .....       205
      21    7.00%, 5/15/23, Pool #338005 .....        22
     245    7.00%, 5/15/23, Pool #351041 .....       257
     271    7.00%, 5/15/23, Pool #342348 .....       284
     326    7.00%, 5/15/23, Pool #346572 .....       342
     219    7.00%, 5/15/23, Pool #221604 .....       229
     182    6.50%, 6/15/23, Pool #348677 .....       187

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
U.S. Government Agency Mortgages, continued:
Government National Mortgage Assoc., continued:
 $    26    6.50%, 6/15/23, Pool #349788 .....  $     27
      33    6.50%, 6/15/23, Pool #358250 .....        34
      69    6.50%, 6/15/23, Pool #346624 .....        71
   1,672    7.50%, 6/15/23, Pool #358801 .....     1,779
   2,210    7.50%, 6/15/23, Pool #359588 .....     2,352
     200    6.50%, 7/15/23, Pool #322200 .....       207
     101    7.00%, 7/15/23, Pool #358382 .....       106
      49    7.00%, 7/15/23, Pool #357782 .....        52
      11    7.00%, 7/15/23, Pool #354538 .....        11
     447    7.00%, 7/15/23, Pool #346673 .....       469
      66    7.00%, 7/15/23, Pool #360697 .....        70
     388    7.00%, 7/15/23, Pool #362982 .....       407
       8    7.00%, 7/15/23, Pool #350709 .....         9
     116    7.00%, 7/15/23, Pool #360889 .....       121
      99    7.00%, 7/15/23, Pool #325977 .....       104
     192    7.00%, 7/15/23, Pool #353569 .....       201
      80    6.50%, 8/15/23, Pool #359027 .....        83
     289    6.50%, 8/15/23, Pool #353137 .....       298
     252    6.50%, 8/15/23, Pool #356717 .....       259
     162    6.50%, 8/15/23, Pool #344505 .....       167
      68    6.50%, 8/15/23, Pool #360738 .....        70
      63    6.50%, 8/15/23, Pool #360713 .....        65
     365    6.50%, 9/15/23, Pool #345375 .....       377
      20    6.50%, 9/15/23, Pool #339041 .....        21
     301    6.00%, 10/15/23, Pool #364717 ....       304
     163    6.00%, 10/15/23, Pool #345389 ....       164
      27    6.00%, 10/15/23, Pool #370006 ....        27
     118    6.50%, 10/15/23, Pool #345391 ....       122
   1,194    8.00%, 10/15/23, Pool #354681 ....     1,285
      11    6.50%, 11/15/23, Pool #370927 ....        11
     257    6.50%, 11/15/23, Pool #369356 ....       265
      67    6.50%, 12/15/23, Pool #349944 ....        69
     501    6.50%, 12/15/23, Pool #349265 ....       517
      18    6.50%, 12/15/23, Pool #370289 ....        18
     284    6.50%, 12/15/23, Pool #369830 ....       293
      48    6.50%, 12/15/23, Pool #365740 ....        50
     267    6.50%, 1/15/24, Pool #379127 .....       275
      83    6.50%, 2/15/24, Pool #380818 .....        85
     243    6.50%, 2/15/24, Pool #389200 .....       251

Continued

One Group Government Bond Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                      115
                                                                          Report

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
U.S. Government Agency Mortgages, continued:
Government National Mortgage Assoc., continued:
 $   245    6.50%, 2/15/24, Pool #371999 .....  $    252
     168    6.50%, 2/15/24, Pool #370338 .....       174
     936    6.50%, 2/15/24, Pool #362341 .....       964
  10,923    6.50%, 2/15/24, Pool #354747 .....    11,255
     933    7.00%, 2/16/24, Series 96-21,
              Class D ........................       976
     288    7.00%, 3/15/24, Pool #391552 .....       301
     855    7.00%, 3/15/24, Pool #379328 .....       895
   1,215    7.00%, 4/15/24, Pool #379001 .....     1,272
     445    7.00%, 4/15/24, Pool #355128 .....       466
      28    7.50%, 6/15/24, Pool #389827 .....        30
     132    7.50%, 6/15/24, Pool #388747 .....       141
     608    8.00%, 9/15/24, Pool #403212 .....       652
      65    8.00%, 9/15/24, Pool #393908 .....        70
     269    8.50%, 10/15/24, Pool #407073 ....       292
   1,945    9.00%, 11/15/24, Pool #780029 ....     2,148
      52    7.50%, 6/15/25, Pool #401860 .....        55
      29    8.00%, 6/15/25, Pool #385370 .....        31
     492    8.00%, 7/15/25, Pool #377557 .....       527
     700    6.50%, 9/16/25, Series 96-6, Class
              PK .............................       722
     548    7.25%, 12/15/25, Pool #411361 ....       579
      64    7.50%, 3/15/26, Pool #381163 .....        68
   1,265    7.50%, 3/15/26, Pool #422308 .....     1,342
   2,117    8.00%, 7/15/26, Pool #412644 .....     2,263
      51    8.00%, 8/15/26, Pool #436445 .....        54
   1,064    8.00%, 11/20/26, Pool #2324 ......     1,133
   2,480    8.00%, 12/20/26, Pool #2344 ......     2,640
     656    7.50%, 3/15/27, Pool #432398 .....       695
  14,500    6.50%, 6/20/27, Series 97-19,
              Class PJ .......................    15,079
   1,033    6.75%, 7/20/27, Pool #80094* .....     1,066
  15,000    6.25%, 8/20/27, Series 98-1, Class
              PD .............................    15,441
   3,740    8.00%, 11/20/27, Pool #2512 ......     3,977
   2,673    7.50%, 1/15/28, Pool #461625 .....     2,830
   4,006    7.50%, 2/15/28, Pool #462562 .....     4,241
      45    7.00%, 6/15/28, Pool #472679 .....        46
  10,800    7.50%, 9/16/28, Series 99-33B,
              Class PQ .......................    11,482
   5,000    6.50%, 9/20/28, Series 98-22,
              Class PD .......................     5,040
   4,500    6.00%, 5/20/29, Series 99-17,
              Class L ........................     4,439
   6,000    6.50%, 3/16/31, Series 01-10,
              Class PE .......................     6,121
   5,838    6.50%, 12/20/31, Series 01-64,
              Class PB .......................     5,893
                                                --------
                                                 127,999
                                                --------

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
U.S. Government Agency Mortgages, continued:
Government National Mortgage Assoc., continued:
..  Total U$S. Government Agency Mortgages
                                                $623,112
                                                --------
U.S. Government Agency Securities (9.8%):
Fannie Mae (3.5%):
  15,000    7.16%, 5/11/05 ...................    16,464
  10,000    5.88%, 2/2/06 ....................    10,678
  16,000    0.00%, 10/9/19 ...................     5,531
   9,200    0.00%, 5/29/26 ...................     1,924
                                                --------
                                                  34,597
                                                --------
Federal Home Loan Bank (0.8%):
     500    7.50%, 8/10/04 ...................       544
   7,000    5.75%, 8/15/11 ...................     7,239
                                                --------
                                                   7,783
                                                --------
Financial Corporation STRIPS (0.8%):
     180    10/5/05 ..........................       158
     500    10/6/06 ..........................       417
   1,000    11/11/06 .........................       828
     334    12/27/05 .........................       290
     500    12/27/06 .........................       411
  15,500    12/6/18 ..........................     5,511
                                                --------
                                                   7,615
                                                --------
Freddie Mac (0.0%):
     250    7.93%, 1/20/05 ...................       278
                                                --------
Resolution Funding Corporation (4.7%):
  25,000    Principal STRIPS, 10/15/20 .......     7,979
  15,000    Principal STRIPS, 4/15/28 ........     3,037
   5,000    Principal STRIPS, 4/15/30 ........       927
  53,000    Principal STRIPS, 7/15/20 ........    17,191
  50,000    Principal STRIPS, 7/15/20 ........    16,227
                                                --------
                                                  45,361
                                                --------
  Total U.S. Government Agency Securities         95,634
                                                --------
U.S. Treasury Obligations (23.3%):
U.S. Treasury Bonds (8.1%):
   1,000    9.38%, 2/15/06 ...................     1,192
  18,000    10.38%, 11/15/12 .................    23,141
  10,000    7.25%, 5/15/16 ...................    11,789
  31,250    8.13%, 8/15/19 ...................    40,038
   2,500    7.13%, 2/15/23 ...................     2,943
                                                --------
                                                  79,103
                                                --------
U.S. Treasury Inflation Protected Bonds (2.4%):
  22,246    3.63%, 1/15/08 ...................    23,296
                                                --------
U.S. Treasury Notes (7.6%):
  20,000    3.50%, 11/15/06 ..................    19,650
  25,000    6.13%, 8/15/07 ...................    27,256

Continued

One Group Government Bond Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                      116
Report

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
U.S. Treasury Obligations, continued:
U.S. Treasury Notes, continued:
 $10,000    5.50%, 5/15/09 ...................  $ 10,583
   1,500    10.38%, 11/15/09 .................     1,742
  15,000    5.00%, 8/15/11 ...................    15,213
                                                --------
                                                  74,444
                                                --------
U.S. Treasury STRIPS (5.2%):
  50,000    11/15/09 .........................    34,592
  10,000    2/15/15 ..........................     4,950
  32,000    5/15/20 ..........................    11,105
                                                --------
                                                  50,647
                                                --------
  Total U.S. Treasury Obligations                227,490
                                                --------

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Investment Companies (2.7%):
  26,378    One Group Government Money Market
              Fund, Class I ..................  $ 26,378
                                                --------
  Total Investment Companies                      26,378
                                                --------
Repurchase Agreement (0.0%):
 $   232    State Street Bank and Trust,
              1.55%, 7/1/02 (Proceeds at
              maturity $232) .................       232
                                                --------
  Total Repurchase Agreement                         232
                                                --------
Total (Cost $925,666)(a)                        $972,846
                                                ========

------------
Percentages indicated are based on net assets of $975,330.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $49,479
                   Unrealized depreciation......................   (2,299)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $47,180
                                                                  =======

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

 * The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect as of June 30, 2002.
See notes to financial statements.

ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                      117
                                                                          Report

One Group Treasury & Agency Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments
(Amounts in thousands)

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
U.S. Government Sponsored and Agency Obligations (0.4%):
Banking, Finance & Insurance (0.4%):
 $   817    Private Export Funding Corp.,
              6.86%, 4/30/04 .................  $    857
                                                --------
  Total U.S. Government Sponsored and Agency
  Obligations                                        857
                                                --------
U.S. Government Agency Securities (30.7%):
Federal Farm Credit Bank (11.8%):
   7,000    7.16%, 5/15/06 ...................     7,766
   3,100    7.60%, 7/24/06 ...................     3,496
     300    6.52%, 9/24/07 ...................       328
     800    5.75%, 1/25/08 ...................       845
   3,000    5.83%, 2/11/08 ...................     3,180
   2,000    5.87%, 9/2/08 ....................     2,120
   1,720    6.82%, 3/16/09 ...................     1,909
   5,350    6.75%, 7/7/09 ....................     5,938
     210    7.06%, 5/24/10 ...................       236
   2,000    5.93%, 7/6/10 ....................     2,099
     855    6.90%, 9/1/10 ....................       954
                                                --------
                                                  28,871
                                                --------
Federal Home Loan Bank (10.3%):
   4,000    8.22%, 11/17/04 ..................     4,445
   1,265    5.93%, 4/9/08 ....................     1,346
   5,000    5.89%, 7/7/08 ....................     5,320
   2,750    5.88%, 11/25/08 ..................     2,838
     250    5.49%, 12/22/08 ..................       260
   8,000    5.61%, 2/11/09 ...................     8,362
     675    6.20%, 6/2/09 ....................       727
     100    7.03%, 7/14/09 ...................       113
   1,000    6.50%, 11/13/09 ..................     1,093
     690    7.38%, 2/12/10 ...................       792
                                                --------
                                                  25,296
                                                --------
Federal Home Loan Mortgage Corporation (0.2%):
     360    6.20%, 11/30/09 ..................       385
                                                --------
Financial Corporation STRIPS (1.7%):
   4,051    0.00%, 8/8/02 ....................     4,043
                                                --------

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Freddie Mac (2.2%):
 $ 5,000    6.21%, 6/2/09 ....................  $  5,391
                                                --------
Student Loan Marketing Association (1.2%):
   1,450    6.75%, 8/1/03 ....................     1,517
     250    6.25%, 12/1/08 ...................       270
   1,000    7.30%, 8/1/12 ....................     1,150
                                                --------
                                                   2,937
                                                --------
Tennessee Valley Authority (3.3%):
   8,000    5.63%, 1/18/11 ...................     8,141
                                                --------
  Total U.S. Government Agency Securities         75,064
                                                --------
U.S. Treasury Obligations (66.6%):
U.S. Treasury Bonds (44.4%):
  18,500    11.63%, 11/15/02 .................    19,190
  20,000    11.88%, 11/15/03 .................    22,560
   9,966    12.75%, 11/15/10 .................    12,797
  33,400    10.38%, 11/15/12 .................    42,940
   9,500    7.25%, 5/15/16 ...................    11,199
                                                --------
                                                 108,686
                                                --------
U.S. Treasury Inflation Protected Bonds (1.9%):
   4,539    3.38%, 1/15/07 ...................     4,722
                                                --------
U.S. Treasury Notes (20.3%):
   6,500    6.38%, 8/15/02 ...................     6,541
   7,500    5.75%, 10/31/02 ..................     7,603
  15,000    5.75%, 8/15/03 ...................    15,602
   9,400    7.25%, 8/15/04 ...................    10,227
   7,400    7.88%, 11/15/04 ..................     8,203
   1,500    5.75%, 8/15/10 ...................     1,605
                                                --------
                                                  49,781
                                                --------
  Total U.S. Treasury Obligations                163,189
                                                --------
Investment Companies (1.7%):
   4,129    One Group Treasury Only Money
              Market Fund, Class I ...........     4,129
                                                --------
  Total Investment Companies                       4,129
                                                --------
Total (Cost $236,808)(a)                        $243,239
                                                ========

------------
Percentages indicated are based on net assets of $244,790.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $6,552
                   Unrealized depreciation......................    (121)
                                                                  ------
                   Net unrealized appreciation (depreciation)...  $6,431
                                                                  ======

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.
See notes to financial statements.

ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                      118
Report

One Group High Yield Bond Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
(Amounts in thousands)

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Corporate Bonds (93.7%):
Aerospace & Defence (0.5%):
 $ 2,000    Level 3 Communications, Corp.,
              7.63%, 6/15/12 (b) .............  $  2,015
     750    Transdigm Inc., 10.38%, 12/1/08
              (b) ............................       773
                                                --------
                                                   2,788
                                                --------
Air Transport (0.3%):
   1,571    Atlantic Coast Airlines, Inc.,
              8.75%, 1/1/07 (b) ..............     1,575
                                                --------
Automotive (3.5%):
   2,625    Collins & Aikman Products, 11.50%,
              4/15/06 ........................     2,499
   1,750    Collins & Aikman Products, 10.75%,
              12/31/11 (b) ...................     1,769
   2,000    Dana Corp., 6.25%, 3/1/04 ........     1,899
   1,000    Dana Corp., 10.13%, 3/15/10 (b) ..     1,025
     300    Delco Remy International, 10.63%,
              8/1/06 (b) .....................       254
   2,050    Delco Remy Intl., Inc., 11.00%,
              5/1/09 .........................     1,691
   1,500    Dura Operating Corp., 9.00%,
              5/1/09 .........................     1,463
   1,750    Dura Operating Corp., 8.63%,
              4/15/12 (b) ....................     1,768
   1,250    Hayes Lemmerz International, Inc.,
              11.88%, 6/15/06 (b)(c) .........       991
   1,740    Hayes Lemmerz International, Inc.,
              9.13%, 7/15/07 (c) .............       183
     610    Hayes Lemmerz International, Inc.,
              9.13%, 7/15/07 (c) .............        64
   1,000    Intermet Corp, 9.75%, 6/15/09
              (b) ............................     1,008
   1,500    Metaldyne Corp., 11.00%, 6/15/12
              (b) ............................     1,470
   2,000    Oshkosh Truck Corp., 8.75%,
              3/1/08 .........................     2,079
                                                --------
                                                  18,163
                                                --------
Beverages & Tobacco (1.6%):
   3,000    Constellation Brands, Inc., 8.00%,
              2/15/08 ........................     3,105
     250    Constellation Brands, Inc., 8.13%,
              1/15/12 (b) ....................       258
   3,000    Cott Beverages, Inc., 8.00%,
              12/15/11 .......................     3,045
   2,000    National Wine & Spirits, 10.13%,
              1/15/09 ........................     2,035
                                                --------
                                                   8,443
                                                --------
Broadcast Radio & TV (5.7%):
   3,650    Ackerly Group, Inc., 9.00%,
              1/15/09 ........................     4,110

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Corporate Bonds, continued:
Broadcast Radio & TV, continued:
 $ 2,000    Canwest Media, Inc., 10.63%,
              5/15/11 ........................  $  2,000
   2,000    Corus Entertainment Corp., 8.75%,
              3/1/12 .........................     2,010
   2,935    Cumulus Media, Inc., 10.38%,
              7/1/08 .........................     3,126
     500    Entravision Communications Corp.,
              8.13%, 3/15/09 (b) .............       505
   3,713    Granite Broadcasting Corp.,
              10.38%, 5/15/05 ................     3,435
   2,750    Nexstar Finance LLC, Inc., 12.00%,
              4/1/08 .........................     2,929
   1,750    Primedia, Inc., 7.63%, 4/1/08 ....     1,269
   1,000    Primedia, Inc., 8.88%, 5/15/11 ...       755
   3,370    Salem Communication Corp., 9.50%,
              10/1/07 ........................     3,453
   1,000    Sinclair Broadcast Group, 8.75%,
              12/15/11 .......................     1,005
   3,000    Spanish Broadcasting System,
              9.63%, 11/1/09 .................     3,105
   1,500    Susquehanna Media Co., 8.50%,
              5/15/09 ........................     1,553
     750    Tri-State Outdoor Media, 11.00%,
              5/15/08 (c) ....................       529
                                                --------
                                                  29,784
                                                --------
Building & Development (1.8%):
     650    American Builders & Contractors
              Supply Co., 10.63%, 5/15/07 ....       674
   2,000    Corrections Coporation of America,
              9.88%, 5/1/09 (b) ..............     2,070
   4,530    MMI Products, Inc., 11.25%,
              4/15/07 ........................     4,643
   1,750    NCI Building Systems, Inc., Series
              B, 9.25%, 5/1/09 ...............     1,794
     500    Stoneridge, Inc., 11.50%, 5/1/12
              (b) ............................       508
                                                --------
                                                   9,689
                                                --------
Business Equipment & Services (1.3%):
   1,000    Day International Group, Inc.,
              11.13%, 6/1/05 .................     1,000
   1,250    Integrated Electric Services,
              9.38%, 2/1/09 ..................     1,206
     700    Iron Mountain, Inc., 8.63%,
              4/1/13 .........................       719
     609    Knoll, Inc., 10.88%, 3/15/06 .....       594
   1,500    Pierce Leahy Corp., 8.13%,
              5/15/08 ........................     1,500
   2,000    Xerox Corp., 9.75%, 1/15/09
              (b) ............................     1,650
                                                --------
                                                   6,669
                                                --------

Continued

One Group High Yield Bond Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                      119
                                                                          Report

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Corporate Bonds, continued:
Cable Television (4.2%):
 $ 1,000    Adelphia Communications, 9.25%,
              10/1/02 (c) ....................  $    395
   1,000    Adelphia Communications, 7.50%,
              1/15/04 (c) ....................       400
   1,725    Adelphia Communications, 9.38%,
              11/15/09 (c) ...................       707
     500    Block Communications Inc., 9.25%,
              4/15/09 (b) ....................       503
   1,310    Century Communications, 9.50%,
              3/1/05 (c) .....................       400
   3,500    Charter Communications Holdings,
              Inc., 10.25%, 1/15/10 ..........     2,397
     500    Charter Communications Holdings,
              Inc., 11.13%, 1/15/11 ..........       348
     500    Charter Communications Holdings,
              Inc., Step Bond, 0.00%,
              5/15/11 ........................       178
   2,575    Classic Cable, Inc., Series B,
              9.38%, 8/1/09 (c) ..............       583
     650    Classic Cable, Inc., 10.50%,
              3/1/10 (c) .....................       147
     250    CSC Holdings, Inc., 7.88%,
              12/15/07 .......................       210
   2,000    CSC Holdings, Inc., 7.25%,
              7/15/08 ........................     1,617
   1,500    CSC Holdings, Inc., 7.63%,
              4/1/11 .........................     1,209
     225    CSC Holdings, Inc., 9.88%,
              2/15/13 ........................       168
   3,500    Insight Communications, Step Bond,
              0.00%, 2/15/11 .................     1,523
   1,250    Insight Midwest, 10.50%,
              11/1/10 ........................     1,175
     275    Lenfest Communications, 8.25%,
              2/15/08 ........................       286
   2,750    Mediacom LLC, Series B, 8.50%,
              4/15/08 ........................     2,392
   4,000    Panamsat Corp., 8.50%, 2/1/12
              (b) ............................     3,699
     750    RCN Corp., 10.13%, 1/15/10 .......       195
   1,500    RCN Corp., Step Bond, 0.00%,
              2/15/08 ........................       293
     535    Rogers Cablesystems Ltd., 10.00%,
              3/15/05 ........................       559
     900    Rogers Communications, 8.88%,
              7/15/07 ........................       824
   4,000    TeleWest Communication PLC.,
              Series B, 11.00%, 10/1/07 ......     1,619
     300    UIH Australia/Pacific, Inc.,
              Series B, 14.00%, 5/15/06
              (c) ............................         0
                                                --------
                                                  21,827
                                                --------
Cellular & Wireless Telecommunications (5.2%):
   2,350    Alamosa Delaware, Inc., 13.63%,
              8/15/11 ........................       717

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Corporate Bonds, continued:
Cellular & Wireless Telecommunications, continued:
 $ 3,000    American Cellular Corp., 9.50%,
              10/15/09 .......................  $    555
   3,530    American Tower Corp., 9.38%,
              2/1/09 .........................     1,959
   2,700    Arch Communications, Inc., 12.75%,
              7/1/07 (c) .....................        41
   1,000    Arch Communications, Inc., 13.75%,
              4/15/08 (c) ....................        10
     477    Arch Wireless Holdings, Inc,
              10.00%, 5/15/07 ................       382
     239    Arch Wireless Holdings, Inc.,
              12.00%, 5/15/09 ................        72
   5,000    Centennial Communications, 10.75%,
              12/15/08 .......................     2,425
   4,000    Crown Castle International Corp.,
              9.50%, 8/1/11 ..................     2,539
     650    Crown Castle International Corp.,
              10.75%, 8/1/11 .................       432
     600    Dobson/Sygnet Communications,
              12.25%, 12/15/08 ...............       363
   1,800    Horizon PCS, Inc., 13.75%, 6/15/11
              (b) ............................       603
   1,975    Metrocall, Inc., 10.38%, 10/1/07
              (c) ............................        20
   1,150    Metrocall, Inc., 9.75%, 11/1/07
              (c) ............................        12
   4,000    Nextel Communications, Inc.,
              9.38%, 11/15/09 ................     2,040
   2,000    Rogers Wireless Communications,
              Inc., 8.80%, 10/1/07 ...........     1,310
     500    Rogers Wireless Communications,
              Inc., 9.63%, 5/1/11 ............       343
   2,086    Rural Cellular Corp., Series B,
              9.63%, 5/15/08 .................       970
   1,000    Rural Cellular Corp., 9.75%,
              1/15/10 ........................       485
   1,750    SBA Communications Corp., 10.25%,
              2/1/09 .........................     1,059
   1,000    SBA Communications Corp., Step
              Bond, 0.00%, 3/1/08 ............       565
   3,633    Telecorp PCS, Inc., Step Bond,
              0.00%, 4/15/09 .................     2,778
     650    Tritel PCS, Inc., 10.38%,
              1/15/11 ........................       595
   2,437    Tritel PCS, Inc., Step Bond,
              0.00%, 5/15/09 .................     1,925
   2,000    Triton PCS, Inc., 9.38%,
              2/1/11 .........................     1,290
   1,000    Triton PCS, Inc., Step Bond,
              0.00%, 5/1/08 ..................       625

Continued

One Group High Yield Bond Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                      120
Report

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Corporate Bonds, continued:
Cellular & Wireless Telecommunications, continued:
 $ 1,750    TSI Telecommunications, 12.75%,
              2/1/09 (b) .....................  $  1,706
   1,462    Voicestream Wireless Corp.,
              10.38%, 11/15/09 ...............     1,411
                                                --------
                                                  27,232
                                                --------
Chemicals & Plastics (5.0%):
   1,000    Applied Extrusion Technologies,
              10.75%, 7/1/11 .................       905
   2,000    Equistar Chemical, 10.13%,
              9/1/08 .........................     1,920
     400    Huntsman Corp., 9.50%, 7/1/07 (b)
              (c) ............................       243
     500    Huntsman International, LLC,
              9.88%, 3/1/09 (b) ..............       504
   3,350    Huntsman International, LLC,
              10.13%, 7/1/09 .................     3,014
   2,000    IMC Global, Inc., 10.88%,
              6/1/08 .........................     2,160
   1,350    ISP Chemco, 10.25%, 7/1/11 .......     1,384
     475    Lone Star Technologies, 9.00%,
              6/1/11 .........................       456
   1,500    Millennium America Inc., 7.00%,
              11/15/06 .......................     1,429
     900    Millennium America Inc., 9.25%,
              6/15/08 ........................       923
     550    Millennium America Inc., 9.25%,
              6/15/08 (b) ....................       564
   2,650    Olin Corp., 9.13%, 12/15/11 ......     2,874
   2,915    Philipp Brothers Chemical, 9.88%,
              6/1/08 .........................     1,501
     750    Resolution Performance, 13.50%,
              11/15/10 .......................       844
   2,500    Scotts Co., 8.63%, 1/15/09 .......     2,591
   3,725    Terra Capital, Inc., 12.88%,
              10/15/08 .......................     3,836
   1,500    Terra Industries, Inc., Series B,
              10.50%, 6/15/05 ................     1,328
                                                --------
                                                  26,476
                                                --------
Clothing/Textiles (1.3%):
     750    Coyne International Enterprises,
              11.25%, 6/1/08 (c) .............       379
   1,900    Dan River, Inc., 10.13%,
              12/15/03 .......................     1,648
     200    Dyersburg Corp., 9.75%, 9/1/07
              (c) ............................         0
   3,300    Levi Strauss & Co., 6.80%,
              11/1/03 ........................     3,069
   3,425    Polymer Group, Inc., Series B,
              9.00%, 7/1/07 (c) ..............       702
   1,850    Westpoint Stevens, Inc., 7.88%,
              6/15/05 ........................     1,258
                                                --------
                                                   7,056
                                                --------

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Corporate Bonds, continued:
Conglomerates (0.2%):
 $   975    Central Garden & Pet Company,
              6.00%, 11/15/03 ................  $    913
                                                --------
Container & Glass Products (2.9%):
   3,100    Alltrista Corp., 9.75%, 5/1/12
              (b) ............................     2,976
   2,875    Berry Plastics Corp., 12.25%,
              4/15/04 ........................     2,911
   1,000    Berry Plastics Corp., 11.00%,
              7/15/07 ........................     1,125
     291    Indesco International, Inc.,
              10.00%, 3/8/08 .................       291
   1,250    LLS Corp. (c) ....................       119
   2,600    Owens-Brockway, 8.88%, 2/15/09
              (b) ............................     2,613
   4,000    Portola Packaging, Inc., 10.75%,
              10/1/05 ........................     3,959
   1,000    Silgan Holdings, Inc., 9.00%,
              6/1/09 (b) .....................     1,035
                                                --------
                                                  15,029
                                                --------
Cosmetics/Toiletries (1.0%):
   3,297    Chattem, Inc., Series B, 8.88%,
              4/1/08 .........................     3,346
   1,425    Drypers Corp., Series B, 10.25%,
              6/15/07 (c) ....................         0
   1,775    Home Products International, Inc.,
              9.63%, 5/15/08 .................     1,680
                                                --------
                                                   5,026
                                                --------
Drugs (0.1%):
   1,000    IVAX Corp., 4.50%, 5/15/08 .......       750
                                                --------
Ecological Services & Equipment (1.9%):
   5,000    Allied Waste North America, Series
              B, 8.88%, 4/1/08 ...............     4,925
   1,200    IESI Corp., 10.25%, 6/15/12
              (b) ............................     1,206
   3,650    Marsulex, Inc., 9.63%, 7/1/08 ....     3,778
     555    Safety-Kleen Services Corp.,
              9.25%, 6/1/08 (c) ..............         0
                                                --------
                                                   9,909
                                                --------
Electronics/Electric (2.7%):
   1,000    Fairchild Semiconductor, 10.50%,
              2/1/09 .........................     1,070
   2,350    Ingram Micro, Inc., 9.88%,
              8/15/08 ........................     2,456
   1,700    Seagate Technology, 8.00%, 5/15/09
              (b) ............................     1,709
   1,550    Solectron Corp., 9.63%,
              2/15/09 ........................     1,418

Continued

One Group High Yield Bond Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                      121
                                                                          Report

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Corporate Bonds, continued:
Electronics/Electric, continued:
 $ 1,000    Wesco Distribution Inc., 9.13%,
              6/1/08 .........................  $    965
   2,900    Wesco Distribution, Inc., Series
              B, 9.13%, 6/1/08 ...............     2,799
   3,900    Windmere Durable Holdings, 10.00%,
              7/31/08 ........................     3,958
                                                --------
                                                  14,375
                                                --------
Equipment Leasing (0.9%):
   1,650    Coinmach Corp., 9.00%, 2/1/10
              (b) ............................     1,683
   1,500    National Equipment Services,
              Series D, 10.00%, 11/30/04 .....     1,313
     175    National Equipment Services,
              Series B, 10.00%, 11/30/04 .....       153
   1,400    Williams Scotsman, Inc., 9.88%,
              6/1/07 .........................     1,344
                                                --------
                                                   4,493
                                                --------
Financial (2.1%):
   3,200    Americredit Corp., 9.25%, 5/1/09
              (b) ............................     3,088
     935    Capital One Financial Corp.,
              7.25%, 12/1/03 .................       927
     900    Capital One Financial Corp.,
              7.25%, 5/1/06 ..................       872
   1,215    Capital One Financial Corp.,
              8.75%, 2/1/07 ..................     1,225
     750    Istar Financial, Inc., 8.75%,
              8/15/08 (b) ....................       745
   1,600    Riggs Capital Trust, 8.63%,
              12/31/26 .......................     1,333
     900    Riggs Capital Trust II, 8.88%,
              3/15/27 ........................       759
   2,200    Western Financial Bank, FSB,
              9.63%, 5/15/12 .................     2,211
                                                --------
                                                  11,160
                                                --------
Food & Drug Retailers (0.9%):
     700    B&G Foods, Inc., 9.63%, 8/1/07
              (b) ............................       721
   3,887    Chiquita Brands Intl., 10.56%,
              3/15/09 ........................     4,100
                                                --------
                                                   4,821
                                                --------
Food Service (4.2%):
   2,950    Apple South, Inc., 9.75%,
              6/1/06 .........................     1,490
   1,000    Avado Brands, Inc., 11.75%,
              6/15/09 ........................       135
   1,700    CKE Restaurants, Inc., 4.25%,
              3/15/04 ........................     1,526

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Corporate Bonds, continued:
Food Service, continued:
 $ 2,000    CKE Restaurants, Inc., 9.13%,
              5/1/09 .........................  $  1,940
     900    Dole Foods Co., 7.25%, 5/1/09
              (b) ............................       921
   1,510    Dominos, Inc., Series B, 10.38%,
              1/15/09 ........................     1,631
   2,600    Foodmaker, 9.75%, 11/1/03, Series
              93A ............................     2,639
   3,450    Friendly Ice Cream Corp., 10.50%,
              12/1/07 ........................     3,398
   3,275    Land O Lakes, 8.75%, 11/15/11
              (b) ............................     3,095
     880    Pierre Foods, Inc., 10.75%,
              6/1/06 .........................       532
   2,000    Premium Standard Farms, 9.25%,
              6/15/11 ........................     1,930
   1,250    Sbarro, Inc., 11.00%, 9/15/09 ....     1,256
   1,875    Volume Services, 11.25%,
              3/1/09 .........................     1,805
                                                --------
                                                  22,298
                                                --------
Forest Products (4.9%):
   2,150    Ainsworth Lumber, 12.50%,
              7/15/07 ........................     2,338
     900    Ainsworth Lumber, 13.88%,
              7/15/07 ........................     1,013
   2,897    Alabama Pine Pulp Co., Inc.,
              Tranche A Term Loan Facility,
              5.84%, 6/30/03 .................     1,449
   3,500    American Tissue, Inc., Series B,
              12.50%, 7/15/06 (c) ............       718
   3,025    Appleton Papers, Inc., 12.50%,
              12/15/08 (b) ...................     2,994
     875    Buckeye Cellulose Corp., 8.50%,
              12/15/05 .......................       792
   1,050    Buckeye Technologies, 8.00%,
              10/15/10 .......................       866
   2,575    Buckeye Technologies, Inc., 9.25%,
              9/15/08 ........................     2,318
   2,000    Caraustar Industries, Inc., 9.88%,
              4/1/11 .........................     2,125
     750    Fibermark, Inc., 10.75%,
              4/15/11 ........................       726
   3,100    Millar Western Forest, 9.88%,
              5/15/08 ........................     2,975
   1,500    Pacifica Papers, Inc., 10.00%,
              3/15/09 ........................     1,601
   2,000    Pope & Talbot, 8.38%, 6/1/13 .....     1,860
   2,000    Potlatch Corp., 10.00%,
              7/15/11 ........................     2,200
   2,000    Specialty Paper, 9.38%,
              10/15/06 .......................     1,850
                                                --------
                                                  25,825
                                                --------

Continued

One Group High Yield Bond Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                      122
Report

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Corporate Bonds, continued:
Health Care (7.7%):
 $ 3,870    AdvancePCS, 8.50%, 4/1/08 ........  $  4,014
   2,000    Alaris Medical Systems, 9.75%,
              12/1/06 ........................     1,980
   3,882    Alderwoods Group, 12.25%,
              1/2/09 .........................     4,017
   1,000    Alliance Imaging, 10.38%,
              4/15/11 ........................     1,065
   1,800    Concentra Operating Corp., 13.00%,
              8/15/09 ........................     2,043
   4,000    Extendicare Health Services,
              9.35%, 12/15/07 ................     3,739
     250    Extendicare Health Services,
              9.50%, 7/1/10 (b) ..............       252
   2,125    Fisher Scientific International,
              Inc., 9.00%, 2/1/08 ............     2,183
   1,375    Fisher Scientific International,
              Inc., 9.00%, 2/1/08 ............     1,413
     500    Fresenius Medical Care Capital
              Trust, Series IV, 7.88%,
              6/15/11 ........................       450
   1,000    Hanger Orthopedic Group, 10.38%,
              2/15/09 ........................     1,045
   1,100    Hanger Orthopedic Group, 11.25%,
              6/15/09 ........................     1,114
   3,000    HCA-The Healthcare Company, 8.75%,
              9/1/10 .........................     3,390
   2,900    HCR Manor Care, 7.50%, 6/15/06 ...     3,001
     500    HCR Manor Care, 8.00%, 3/1/08 ....       518
     500    Healthsouth Corp., 8.50%,
              2/1/08 .........................       528
   1,900    Healthsouth Corp., 10.75%,
              10/1/08 ........................     2,109
   2,500    Magellan Health Services, 9.38%,
              11/15/07 (b) ...................     1,888
   1,500    Magellan Health Services, 9.00%,
              2/15/08 ........................       548
     325    Prime Medical Services, Inc.,
              8.75%, 4/1/08 ..................       307
   1,650    Senior Housing Trust, 8.63%,
              1/15/12 ........................     1,708
   2,500    US Oncology, Inc., 9.63%,
              2/1/12 .........................     2,438
                                                --------
                                                  39,750
                                                --------
Hotels/Motels/Inns & Casinos (2.6%):
   1,400    Felcor Lodging LP, 8.50%,
              6/1/11 .........................     1,379
   1,900    Hilton Hotels Corp., 7.63%,
              5/15/08 ........................     1,941
   3,500    Isle of Capri Casinos, 9.00%,
              3/15/12 (b) ....................     3,552
     750    John Q. Hamons Hotels, 8.88%,
              5/15/12 (b) ....................       739

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Corporate Bonds, continued:
Hotels/Motels/Inns & Casinos, continued:
 $ 2,150    Mohegan Tribal Gaming, 8.13%,
              1/1/06 .........................  $  2,215
   1,900    Park Place Entertainment, 7.88%,
              3/15/10 ........................     1,895
     750    Prime Hospitality Corp., 9.25%,
              1/15/06 ........................       771
   1,000    Prime Hospitality Corp., 8.38%,
              5/1/12 (b) .....................       985
                                                --------
                                                  13,477
                                                --------
Industrial Equipment (1.6%):
   1,000    Airxcel, Inc., 11.00%,
              11/15/07 .......................       755
     830    Anchor Lamina, Inc., 9.88%,
              2/1/08 .........................       353
   1,475    Key Components LLC., 10.50%,
              6/1/08 .........................     1,468
   1,500    ON Semiconductor Corp., 12.00%,
              5/15/08 (b) ....................     1,313
   1,000    Park-Ohio Industries, Inc., 9.25%,
              12/1/07 ........................       685
     500    Precision Partners, Inc., 12.00%,
              3/15/09 (c) ....................       168
   1,800    UCAR Finance, Inc., 10.25%,
              2/15/12 (b) ....................     1,844
   1,850    Unisys Corp., 8.13%, 6/1/06 ......     1,840
                                                --------
                                                   8,426
                                                --------
Industrial Goods & Services (0.8%):
   3,400    Tyco International Group SA,
              6.25%, 6/15/03 .................     2,959
   1,500    Tyco International Group SA,
              4.95%, 8/1/03 ..................     1,290
                                                --------
                                                   4,249
                                                --------
Insurance (0.3%):
   2,000    Conseco, Inc., 8.75%, 8/9/06
              (b) ............................       970
   1,625    Conseco, Inc., 10.75%, 6/15/09
              (b) ............................       796
                                                --------
                                                   1,766
                                                --------
Leisure (2.8%):
   1,700    AMC Entertainment Inc., 9.50%,
              3/15/09 ........................     1,692
   3,000    Bally Total Fitness Holdings,
              Series D, 9.88%, 10/15/07 ......     2,992
     750    Premier Parks, Inc., 9.75%,
              6/15/07 ........................       773
     375    Premier Parks, Inc., Step Bond,
              0.00%, 4/1/08 ..................       368
   4,050    Regal Cinemas, Inc., 9.38%, 2/1/12
              (b) ............................     4,211
   2,350    Six Flags, Inc., 9.50%, 2/1/09 ...     2,409

Continued

One Group High Yield Bond Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                      123
                                                                          Report

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Corporate Bonds, continued:
Leisure, continued:
 $ 2,000    Speedway Motorsports, Inc., Series
              D, 8.50%, 8/15/07 ..............  $  2,085
                                                --------
                                                  14,530
                                                --------
Nonferrous Metals & Minerals (2.0%):
   2,955    Better Minerals & Aggregates,
              13.00%, 9/15/09 ................     2,792
   3,250    Earle M. Jorgensen Co., 9.75%,
              6/1/12 (b) .....................     3,218
   1,475    Horizon Natural Resources, 11.75%,
              5/9/09 .........................     1,390
   4,250    Oglebay Norton Co., 10.00%,
              2/1/09 .........................     3,209
                                                --------
                                                  10,609
                                                --------
Oil & Gas (6.2%):
   3,800    Baytex Energy Ltd., 10.50%,
              2/15/11 ........................     3,894
   2,596    Coho Energy, 15.00%, 3/31/07 (b)
              (c) ............................       649
   2,500    Compton Petroleum Corp., 9.90%,
              5/15/09 (b) ....................     2,550
   1,250    Forest Oil Corp., 7.75%, 5/1/14
              (b) ............................     1,213
     350    Giant Industries, 9.00%,
              9/1/07 .........................       333
   2,600    Houston Exploration Co., 8.63%,
              1/1/08 .........................     2,678
   2,000    Lyondell Chemical Co., 9.88%,
              5/1/07 .........................     1,920
   1,000    Lyondell Chemical Co., 11.13%,
              7/15/12 ........................       998
     500    Magnum Hunter Resources, 9.60%,
              3/15/12 (b) ....................       518
   2,200    Nuevo Energy Co., 9.38%,
              10/1/10 ........................     2,211
     291    Orion Refining Corp., Series B,
              Senior Secured Bridge Note,
              14.00%, 6/1/10 (b) .............       280
   1,460    Orion Refining Corp., 10.00%,
              11/15/10 (b) ...................       803
   1,600    Pioneer Natural Resource, 6.50%,
              1/15/08 ........................     1,525
     900    Pioneer Natural Resource, 7.50%,
              4/15/12 ........................       919
     750    Pogo Producing Co., Series B,
              8.75%, 5/15/07 .................       764
     250    Pogo Producing Co., 8.25%,
              4/15/11 ........................       251
   1,500    Pride International, Inc., 9.38%,
              5/1/07 .........................     1,571
     600    Tesoro Escrow Corp., 9.63%, 4/1/12
              (b) ............................       552

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Corporate Bonds, continued:
Oil & Gas, continued:
 $ 3,000    Triton Energy Ltd., 8.88%,
              10/1/07 ........................  $  3,314
   2,800    Vintage Petroleum, 8.25%, 5/1/12
              (b) ............................     2,765
     500    Western Oil Sands, Inc., 8.38%,
              5/1/12 (b) .....................       504
     750    Westport Resources Corp., 8.25%,
              11/1/11 ........................       773
   1,400    XTO Energy Inc, 7.50%, 4/15/12 ...     1,435
                                                --------
                                                  32,420
                                                --------
Publishing (1.7%):
   1,880    Garden State Newspapers, Series B,
              8.75%, 10/1/09 .................     1,866
   1,300    Liberty Group Publishing, 9.38%,
              2/1/08 .........................     1,204
     500    Liberty Group Publishing, Step
              Bond, 0.00%, 2/1/09 ............       353
   2,750    Perry-Judd, 10.63%, 12/15/07 .....     2,709
   1,559    Phoenix Color Corp., 10.38%,
              2/1/09 .........................     1,255
   1,500    World Color Press, Inc., 8.38%,
              11/15/08 .......................     1,582
                                                --------
                                                   8,969
                                                --------
Rail Industries (0.4%):
   2,000    TFM S.A. de C.V. - Grupo
              Transportacion Ferroviaria
              Mexicana, 11.75%, 6/15/09 ......     1,885
                                                --------
Real Estate Investment Trust (0.2%):
   1,000    Ventas Realty LP Capital Corp.,
              9.00%, 5/1/12 (b) ..............     1,030
                                                --------
Retailers (5.4%):
   1,000    Advance Stores Co., Inc., 10.25%,
              4/15/08 ........................     1,055
   1,250    Central Tractor, 10.63%, 4/1/07
              (c) ............................         0
   2,750    CSK Auto, Inc., 12.00%, 6/15/06
              (b) ............................     2,952
   1,250    Frank's Nursery & Crafts, 10.25%,
              3/1/08 (c) .....................       177
     795    Group 1 Automotive, Inc., 10.88%,
              3/1/09 .........................       845
   2,100    Guitar Center, 11.00%, 7/1/06 ....     2,153
   4,100    JC Penney Co., Inc., 7.40%,
              4/1/37 .........................     4,020
   1,250    Mattress Discounters Corp.,
              12.63%, 7/15/07 ................       230
   2,000    Pennzoil Quaker State, 10.00%,
              11/1/08 ........................     2,353

Continued

One Group High Yield Bond Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                      124
Report

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Corporate Bonds, continued:
Retailers, continued:
 $ 1,900    Phillips Van Heusen, 9.50%,
              5/1/08 .........................  $  1,938
   2,240    Rose Hill Co., 9.50%, 11/15/04 ...     2,164
   3,000    Saks, Inc., 8.25%, 11/15/08 ......     2,850
   4,000    Service Corp., International,
              6.00%, 12/15/05 ................     3,679
   1,000    Service Corp., International,
              6.88%, 10/1/07 .................       913
   2,000    Stewart Enterprises, 6.40%,
              5/1/03 .........................     2,005
   1,250    United Auto Group, Inc., 9.63%,
              3/15/12 (b) ....................     1,263
                                                --------
                                                  28,597
                                                --------
Steel (1.8%):
   1,250    LTV Corp., 11.75%, 11/15/09
              (c) ............................         0
   3,750    NS Group, Inc., 13.50%, 7/15/03 ..     3,782
   1,550    Russel Metals, Inc., 10.00%,
              6/1/09 .........................     1,628
   1,250    Ryerson Tull Inc., 9.13%,
              7/15/06 ........................     1,241
   2,500    U.S. Steel, LLC, 10.75%, 8/1/08
              (b) ............................     2,613
                                                --------
                                                   9,264
                                                --------
Surface Transport (0.7%):
   1,000    CP Ships Limited, 10.38%, 7/15/12
              (b) ............................       977
   2,750    Greyhound Lines, 11.50%,
              4/15/07 ........................     2,599
                                                --------
                                                   3,576
                                                --------
Telecommunications (3.4%):
   3,000    Alaska Communications Systems
              Group, Inc., 9.38%, 5/15/09 ....     2,654
   1,500    Avaya, Inc., 11.13%, 4/1/09 ......     1,380
   3,350    Convergent Communications, Inc.,
              13.00%, 4/1/08 (c) .............         0
   1,000    Dobson Communications Corp.,
              10.88%, 7/1/10 .................       595
   1,250    DTI Holdings, Inc., Step Bond,
              0.00%, 3/1/08 ..................         0
   2,860    Exodus Communications, Inc.,
              10.75%, 12/15/09 (c) ...........       486
     720    GCI, Inc., 9.75%, 8/1/07 .........       666
   4,000    Global Crossing Holding Ltd.,
              9.13%, 11/15/06 (c) ............        60
      97    KPNQwest, 10.00%, 3/15/12 (c) ....         1
   2,500    Level 3 Communications, Corp.,
              11.25%, 3/15/10 ................       875
   3,600    Lucent Technologies, 7.25%,
              7/15/06 ........................     2,465
   3,500    Metromedia Fiber Network, Inc.,
              10.00%, 12/15/09 (c) ...........        53
   3,695    Pathnet, Inc., 12.25%, 4/15/08
              (c) ............................        55

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Corporate Bonds, continued:
Telecommunications, continued:
 $ 2,000    PSINet, Inc., Series B, 10.00%,
              2/15/05 (c) ....................  $    203
   7,600    PSINet, Inc., 10.50%, 12/1/06
              (c) ............................       779
   1,100    PSINet, Inc., 11.50%, 11/1/08
              (c) ............................       114
     500    Qwest Capital Funding Corp.,
              5.88%, 8/3/04 ..................       328
   1,000    Qwest Capital Funding Corp.,
              7.75%, 8/15/06 .................       615
   2,450    Qwest Corp., 7.63%, 6/9/03 .......     2,266
     300    Qwest Corp., 6.13%, 11/15/05 .....       245
     250    Qwest Corp., 8.88%, 3/15/12
              (b) ............................       224
   2,000    Sprint Capital Corp., 5.70%,
              11/15/03 .......................     1,778
   1,000    Sprint Capital Corp., 8.38%,
              3/15/12 ........................       830
     200    U.S. West Communications, 5.65%,
              11/1/04 ........................       165
     400    Viatel, Inc., 12.50%, 4/15/08
              (c) ............................         0
     375    Williams Communication Group,
              Inc., 11.88%, 8/1/10 (c) .......        31
   2,625    Williams Communications Group,
              Inc., 10.88%, 10/1/09 (c) ......       230
     750    WorldCom, Inc., 7.88%, 5/15/03
              (c) ............................       131
   2,850    WorldCom, Inc., 6.50%, 5/15/04
              (c) ............................       470
   1,000    WorldCom, Inc., 8.25%, 5/15/10
              (c) ............................       155
   3,500    XO Communications, Inc., 10.50%,
              12/1/09 (c) ....................       105
                                                --------
                                                  17,959
                                                --------
Utilities (3.9%):
     750    AES Corp., 8.75%, 12/15/02 (b) ...       701
   1,500    AES Corp., 8.75%, 6/15/08 (b) ....       968
   1,650    AES Corp., 9.50%, 6/1/09 .........     1,097
   1,250    AES Corp., 8.88%, 2/15/11 ........       781
     800    Calpine Canada Energy Financing,
              8.50%, 5/1/08 ..................       552
   4,000    Calpine Corp., 8.63%, 8/15/10 ....     2,620
     500    CMS Energy Corp., 7.00%,
              1/15/05 ........................       360
     450    CMS Energy Corp., 9.88%,
              10/15/07 .......................       338
   2,500    CMS Energy Corp., 7.50%,
              1/15/09 ........................     1,727
     500    CMS Energy Corp., 8.50%,
              4/15/11 ........................       356

Continued

One Group High Yield Bond Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                      125
                                                                          Report

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Corporate Bonds, continued:
Utilities, continued:
 $ 4,075    Edison Mission Energy, 10.00%,
              8/15/08 ........................  $  4,061
     500    Mirant Americas LLC, 7.63%,
              5/1/06 .........................       405
   3,600    Mirant Americas LLC, 8.30%, 5/1/11
              (b) ............................     2,885
   1,200    Western Resources, Inc., 7.88%,
              5/1/07 (b) .....................     1,193
   2,800    Western Resources, Inc., 9.75%,
              5/1/07 (b) .....................     2,685
                                                --------
                                                  20,729
                                                --------
  Total Corporate Bonds                          491,537
                                                --------
Investment Companies (3.8%):
  19,942    One Group Prime Money Market Fund,
              Class I ........................    19,942
                                                --------
  Total Investment Companies                      19,942
                                                --------
Preferred Stocks (0.4%):
Broadcast Radio & TV (0.1%):
       4    Sinclair Capital, 11.63% .........       375
                                                --------
Cable Television (0.0%):
       0    Pegasus Communications, 12.75% ...         0
                                                --------
Cellular & Wireless Telecommunications (0.0%):
       2    Nextel Communications, Inc.,
              11.13%, PIK ....................        48
                                                --------
Ecological Services & Equipment (0.2%):
      31    Kaiser Group Holdings, Inc., 7.00%
              (b) ............................     1,152
                                                --------
Oil & Gas (0.0%):
      10    Transcontinental Refining Corp.,
              Class A, 0.00% .................         8
       5    Transcontinental Refining Corp.,
              Class B, 0.00% .................         0
       3    Transcontinental Refining Corp.,
              Class C, 0.00% .................         0
      15    Transcontinental Refining Corp.,
              Class E, 0.00% .................         1
       7    Transcontniental Refining Corp.,
              Class D, 0.00% .................         0
                                                --------
                                                       9
                                                --------
Telecommunications (0.1%):
      45    Broadwing Communications,
              12.50% .........................       686
      11    McleodUSA, Inc., 2.50% ...........        41
                                                --------
                                                     727
                                                --------
  Total Preferred Stocks                           2,311
                                                --------

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Common Stocks (0.1%):
Cellular & Wireless Telecommunications (0.0%):
      35    Arch Wireless (b) ................  $     35
                                                --------
Container & Glass Products (0.0%):
       9    Indesco International, Inc.
              (b) ............................        30
                                                --------
Ecological Services & Equipment (0.0%):
      37    Kaiser Group Holdings, Inc.
              (b) ............................       176
                                                --------
Industrial Equipment (0.0%):
       7    IKS CORP. (b) ....................        19
                                                --------
Nonferrous Metals & Minerals (0.1%):
      28    Horizon Natural Resources (b) ....       338
                                                --------
Oil & Gas (0.0%):
      75    Coho Energy, Inc. (b) ............         1
       9    Grant Prideco, Inc. (b) ..........       116
     225    Orion Refinancing (b) ............         2
                                                --------
                                                     119
                                                --------
Telecommunications (0.0%):
       1    AT&T Canada, Inc. (b) ............        22
       8    Convergent Communications, Inc.
              (b) ............................         0
       1    McleodUSA, Inc. (b) ..............         0
       2    Viatel, Inc. (b) .................         0
                                                --------
                                                      22
                                                --------
  Total Common Stocks                                739
                                                --------
Warrants (0.0%):
Cable Television (0.0%):
       0    UIH Australia/Pacific (c) ........         0
                                                --------
Retailers (0.0%):
       1    Mattress Discounters Corp. .......         2
                                                --------
Telecommunications (0.0%):
       6    DTI Holdings, Inc. ...............         0
      24    McleodUSA, Inc. ..................         3
       1    Pathnet, Inc. ....................         0
                                                --------
                                                       3
                                                --------
  Total Warrants                                       5
                                                --------
Rights (0.0%):
Ecological Services & Equipment (0.0%):
      31    Kaiser Group Holdings, Inc.
              (b) ............................         0
                                                --------
  Total Rights                                         0
                                                --------
Total (Cost $612,528)(a)                        $514,534
                                                ========

------------
Percentages indicated are based on net assets of $525,068.
Continued

One Group High Yield Bond Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                      126
Report

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $  13,648
                   Unrealized depreciation......................   (111,642)
                                                                  ---------
                   Net unrealized appreciation (depreciation)...  $ (97,994)
                                                                  =========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c) Defaulted security.

Amounts shown as 0 are either 0, or rounded to less than 1,000.

 * The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 2002.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                      127
                                                                          Report

Bond Funds Annual Report
--------------------------------------------------------------------------------
Schedule of Portfolio Investments
Abbreviations

ARM          Adjustable Rate Mortgage

CMO          Collateralized Mortgage Obligations

CMT          Collateralized Mortgage Trust

HB High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar as those associated with IO securities. Unlike
             IO's the owner also has a right to receive a very small portion of principal. The high interest rates results from taking interest payments from other classes in the REMIC trust and allocating them to the small principal of the HB class.

IF Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.

IO Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans.
             The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PIK          Paid in Kind

PO Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                      128
Report

Bond Funds Annual Report
--------------------------------------------------------------------------------

Statements of Assets and Liabilities
(Amounts in thousands, except per share amounts)

                                                     Ultra
                                                   Short-Term    Short-Term    Intermediate                    Income
                                                   Bond Fund     Bond Fund      Bond Fund      Bond Fund     Bond Fund
                                                   ----------    ----------    ------------    ----------    ----------
Assets:
Investments, at cost ............................  $1,060,972    $  880,274     $1,570,540     $3,157,056    $1,346,971
Unrealized appreciation (depreciation) from
  investments ...................................      10,076        21,827         35,727        115,171        28,549
                                                   ----------    ----------     ----------     ----------    ----------
Investments, at value ...........................   1,071,048       902,101      1,606,267      3,272,227     1,375,520
Collateral received for securities on loan ......          --       225,874        174,509        522,818       187,842
Interest and dividends receivable ...............       4,417         7,739         15,159         30,861        16,966
Receivable for capital shares issued ............       9,980         1,456          1,760          3,162            67
Receivable from brokers for investments sold ....       1,724         1,154             71             95         1,080
Prepaid expenses ................................           1             2              3              6             3
                                                   ----------    ----------     ----------     ----------    ----------
Total Assets ....................................   1,087,170     1,138,326      1,797,769      3,829,169     1,581,478
                                                   ----------    ----------     ----------     ----------    ----------
Liabilities:
Dividends payable ...............................       2,930         3,513          7,192         14,090         6,000
Cash overdraft ..................................          --            --             --             --           228
Payable to brokers for investments purchased ....      41,750         1,263          9,602         13,392         2,058
Payable for capital shares redeemed .............       1,694            67             63            304           123
Payable for return of collateral received for
  securities on loan ............................          --       225,874        174,509        522,818       187,842
Accrued expenses and other payables:
  Investment advisory fees ......................         215           245            488          1,014           493
  Administration fees ...........................          83           116            213            431           185
  Distribution fees .............................         204            37            184            152            23
  Other .........................................         111           189            178            573           430
                                                   ----------    ----------     ----------     ----------    ----------
Total Liabilities ...............................      46,987       231,304        192,429        552,774       197,382
                                                   ----------    ----------     ----------     ----------    ----------
Net Assets:
Capital .........................................   1,038,893       895,896      1,572,508      3,169,649     1,431,391
Undistributed (distributions in excess of) net
  investment income .............................          71           539           (368)        (6,787)            7
Accumulated undistributed net realized gains
  (losses) from investment transactions .........      (8,857)      (11,240)        (2,527)        (1,638)      (75,851)
Net unrealized appreciation (depreciation) from
  investments ...................................      10,076        21,827         35,727        115,171        28,549
                                                   ----------    ----------     ----------     ----------    ----------
Net Assets ......................................  $1,040,183    $  907,022     $1,605,340     $3,276,395    $1,384,096
                                                   ==========    ==========     ==========     ==========    ==========
Net Assets:
  Class I .......................................  $  581,377    $  810,740     $1,183,685     $2,874,707    $1,312,171
  Class A .......................................     162,338        49,282        233,915        262,489        57,173
  Class B .......................................      42,494        14,320         86,784         76,031        13,203
  Class C .......................................     253,974        32,680        100,956         63,168         1,549
                                                   ----------    ----------     ----------     ----------    ----------
Total ...........................................  $1,040,183    $  907,022     $1,605,340     $3,276,395    $1,384,096
                                                   ==========    ==========     ==========     ==========    ==========
Outstanding Units of Beneficial Interest
  (Shares):
  Class I .......................................      58,417        75,529        110,609        265,636       168,027
  Class A .......................................      16,316         4,596         21,859         24,261         7,318
  Class B .......................................       4,298         1,326          8,198          7,031         1,684
  Class C .......................................      25,714         3,028          9,536          5,812           198
                                                   ----------    ----------     ----------     ----------    ----------
Total ...........................................     104,745        84,479        150,202        302,740       177,227
                                                   ==========    ==========     ==========     ==========    ==========
Net Asset Value
  Class I -- Offering and redemption price per
    share .......................................  $     9.95    $    10.73     $    10.70     $    10.82    $     7.81
                                                   ==========    ==========     ==========     ==========    ==========
  Class A -- Redemption price per share .........  $     9.95    $    10.72     $    10.70     $    10.82    $     7.81
                                                   ==========    ==========     ==========     ==========    ==========
      Maximum sales charge ......................        3.00%         3.00%          4.50%          4.50%         4.50%
                                                   ==========    ==========     ==========     ==========    ==========
      Maximum offering price per share
        (100%/(100% - maximum sales charge) of
        net asset value adjusted to the nearest
        cent) ...................................  $    10.26    $    11.05     $    11.20     $    11.33    $     8.18
                                                   ==========    ==========     ==========     ==========    ==========
  Class B -- Offering price per share (a) .......  $     9.89    $    10.80     $    10.59     $    10.81    $     7.84
                                                   ==========    ==========     ==========     ==========    ==========
  Class C -- Offering price per share (a) .......  $     9.88    $    10.79     $    10.59     $    10.87    $     7.84
                                                   ==========    ==========     ==========     ==========    ==========

------------

(a) Redemption price per Class B and Class C share varies based on length of time shares are held.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                      129
                                                                          Report

Bond Funds Annual Report
--------------------------------------------------------------------------------
Statements of Assets and Liabilities
(Amounts in thousands, except per share amounts)

                                                              Mortgage-Backed    Government    Treasury &     High Yield
                                                              Securities Fund    Bond Fund     Agency Fund    Bond Fund
                                                              ---------------    ----------    -----------    ----------
Assets:
Investments, at cost .......................................     $589,581        $  925,666     $236,808       $612,528
Unrealized appreciation (depreciation) from investments ....       31,019            47,180        6,431        (97,994)
                                                                 --------        ----------     --------       --------
Investments, at value ......................................      620,600           972,846      243,239        514,534
Cash .......................................................            1                 1           --             --
Collateral received for securities on loan .................        3,437            30,980        8,668        136,469
Interest and dividends receivable ..........................        4,062             6,807        3,580         12,447
Receivable for capital shares issued .......................           --               488          695            402
Receivable from brokers for investments sold ...............           75                84           --          5,143
Prepaid expenses ...........................................            1                 2            1              1
                                                                 --------        ----------     --------       --------
Total Assets ...............................................      628,176         1,011,208      256,183        668,996
                                                                 --------        ----------     --------       --------
Liabilities:
Cash overdraft .............................................           --                --           --             95
Dividends payable ..........................................        2,656             3,997          904          3,854
Payable to brokers for investments purchased ...............        6,497                --           --          2,970
Payable for capital shares redeemed ........................           --               223        1,614              1
Payable for return of collateral received for securities on
  loan .....................................................        3,437            30,980        8,668        136,469
Accrued expenses and other payables:
  Investment advisory fees .................................          114               321           40            291
  Administration fees ......................................           69               129           32             72
  Distribution fees ........................................           --               100           66             25
  Other ....................................................          123               128           69            151
                                                                 --------        ----------     --------       --------
Total Liabilities ..........................................       12,896            35,878       11,393        143,928
                                                                 --------        ----------     --------       --------
Net Assets:
Capital ....................................................      583,680           947,939      241,500        637,070
Undistributed (distributions in excess of) net investment
  income ...................................................           66               127           13            271
Accumulated undistributed net realized gains (losses) from
  investment transactions ..................................          515           (19,916)      (3,154)       (14,279)
Net unrealized appreciation (depreciation) from
  investments ..............................................       31,019            47,180        6,431        (97,994)
                                                                 --------        ----------     --------       --------
Net Assets .................................................     $615,280        $  975,330     $244,790       $525,068
                                                                 ========        ==========     ========       ========
Net Assets:
  Class I ..................................................     $613,936        $  785,343     $ 54,819       $468,111
  Class A ..................................................        1,344            74,166      124,058         32,756
  Class B ..................................................                         84,354       65,913         11,572
  Class C ..................................................                         31,467                      12,629
                                                                 --------        ----------     --------       --------
Total ......................................................     $615,280        $  975,330     $244,790       $525,068
                                                                 ========        ==========     ========       ========
Outstanding Units of Beneficial Interest (Shares):
  Class I ..................................................       56,401            76,607        5,310         64,045
  Class A ..................................................          122             7,229       12,007          4,487
  Class B ..................................................                          8,224        6,386          1,582
  Class C ..................................................                          3,070                       1,726
                                                                 --------        ----------     --------       --------
Total ......................................................       56,523            95,130       23,703         71,840
                                                                 ========        ==========     ========       ========
Net Asset Value
  Class I -- Offering and redemption price per share .......     $  10.89        $    10.25     $  10.32       $   7.31
                                                                 ========        ==========     ========       ========
  Class A -- Redemption price per share ....................     $  11.00        $    10.26     $  10.33       $   7.30
                                                                 ========        ==========     ========       ========
      Maximum sales charge .................................         0.00%             4.50%        3.00%          4.50%
                                                                 ========        ==========     ========       ========
      Maximum offering price per share (100%/(100% - maximum
        sales charge) of net asset value adjusted to the
        nearest cent) ......................................     $  11.00        $    10.74     $  10.65       $   7.64
                                                                 ========        ==========     ========       ========
  Class B -- Offering price per share (a) ..................                     $    10.26     $  10.32       $   7.32
                                                                                 ==========     ========       ========
  Class C -- Offering price per share (a) ..................                     $    10.25                    $   7.32
                                                                                 ==========                    ========

------------

(a) Redemption price per Class B and Class C share varies based on length of time shares are held.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                      130
Report

Bond Funds Annual Report
--------------------------------------------------------------------------------

Statements of Operations
(Amounts in thousands)

                                            Ultra
                                          Short-Term    Short-Term    Intermediate                  Income
                                          Bond Fund     Bond Fund      Bond Fund      Bond Fund    Bond Fund
                                          ----------    ----------    ------------    ---------    ---------
Investment Income:
Interest income ........................   $26,070       $41,989        $ 99,530      $190,623      $93,242
Dividend income ........................       455           215             372           978          391
Income from securities lending .........        --           429             435         1,116          517
                                           -------       -------        --------      --------      -------
Total Income ...........................    26,525        42,633         100,337       192,717       94,150
                                           -------       -------        --------      --------      -------
Expenses:
Investment advisory fees ...............     3,411         4,721           8,970        16,637        8,399
Administration fees ....................     1,000         1,269           2,412         4,473        2,258
Distribution fees (Class A) ............       359           115             771           723          212
Distribution fees (Class B) ............       265            91             681           546          141
Distribution fees (Class C) ............       798(a)        136(a)          706           323           12
Custodian fees .........................        36            64              92           149           78
Interest expense .......................        --             3               4             6           --
Legal and audit fees ...................        11            11              18            31           17
Trustees' fees and expenses ............         8            11              22            45           21
Transfer agent fees ....................       120           129             480         1,159          384
Registration and filing fees ...........        99            50              72           195           61
Printing and mailing costs .............        21            25              57           152           51
Other ..................................        68           106             130           184          134
                                           -------       -------        --------      --------      -------
Total expenses before waivers ..........     6,196         6,731          14,415        24,623       11,768
Less waivers ...........................    (2,662)       (2,148)         (3,896)       (6,633)      (2,522)
                                           -------       -------        --------      --------      -------
Net Expenses ...........................     3,534         4,583          10,519        17,990        9,246
                                           -------       -------        --------      --------      -------
Net Investment Income ..................    22,991        38,050          89,818       174,727       84,904
                                           -------       -------        --------      --------      -------
Realized/Unrealized Gains (Losses) From
  Investments:
Net realized gains (losses) from
  investment transactions ..............      (943)        1,849           5,497         2,922        1,156
Net change in unrealized appreciation
  (depreciation) from investments ......     7,790        10,776          21,491        63,083        9,053
                                           -------       -------        --------      --------      -------
Net realized/unrealized gains (losses)
  from investments .....................     6,847        12,625          26,988        66,005       10,209
                                           -------       -------        --------      --------      -------
Change in net assets resulting from
  operations ...........................   $29,838       $50,675        $116,806      $240,732      $95,113
                                           =======       =======        ========      ========      =======

------------
(a) Period from commencement of operations on November 1, 2001.
See notes to financial statements.

ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                      131
                                                                          Report

Bond Funds Annual Report
--------------------------------------------------------------------------------
Statements of Operations
(Amounts in thousands)

                                                       Mortgage-
                                                         Backed
                                                       Securities    Government    Treasury &     High Yield
                                                          Fund       Bond Fund     Agency Fund    Bond Fund
                                                       ----------    ----------    -----------    ----------
Investment Income:
Interest income .....................................   $35,628       $58,622        $11,110       $ 43,850
Dividend income .....................................       270           580             72            976
Income from securities lending ......................         2           255             62            282
                                                        -------       -------        -------       --------
Total Income ........................................    35,900        59,457         11,244         45,108
                                                        -------       -------        -------       --------
Expenses:
Investment advisory fees ............................     1,634         4,281            903          3,345
Administration fees .................................       753         1,534            364            720
Distribution fees (Class A) .........................         1           231            370            105
Distribution fees (Class B) .........................        --           732            649            105
Distribution fees (Class C) .........................        --           214             --             97
Custodian fees ......................................        57            50              8             33
Interest expense ....................................         5            --             --             --
Legal and audit fees ................................        11            14              6             10
Trustees' fees and expenses .........................         7            14              3              7
Transfer agent fees .................................        20           387             27            279
Registration and filing fees ........................        91            57             30             94
Printing and mailing costs ..........................        17            41              7             14
Other ...............................................        92            65             14             56
                                                        -------       -------        -------       --------
Total expenses before waivers .......................     2,688         7,620          2,381          4,865
Less waivers ........................................      (819)         (668)          (725)          (598)
                                                        -------       -------        -------       --------
Net Expenses ........................................     1,869         6,952          1,656          4,267
                                                        -------       -------        -------       --------
Net Investment Income ...............................    34,031        52,505          9,588         40,841
                                                        -------       -------        -------       --------
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment
  transactions ......................................       166         2,551            945         (4,624)
Net change in unrealized appreciation (depreciation)
  from investments ..................................    17,600        28,484          4,302        (51,959)
                                                        -------       -------        -------       --------
Net realized/unrealized gains (losses) from
  investments .......................................    17,766        31,035          5,247        (56,583)
                                                        -------       -------        -------       --------
Change in net assets resulting from operations ......   $51,797       $83,540        $14,835       $(15,742)
                                                        =======       =======        =======       ========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                      132
Report

Bond Funds Annual Report
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
(Amounts in thousands)

                                               Ultra Short-Term            Short-Term               Intermediate
                                                  Bond Fund                Bond Fund                 Bond Fund
                                            ----------------------    --------------------    ------------------------
                                                  Year Ended               Year Ended                Year Ended
                                                   June 30,                 June 30,                  June 30,
                                            ----------------------    --------------------    ------------------------
                                               2002         2001        2002        2001         2002          2001
                                            ----------    --------    --------    --------    ----------    ----------
From Investment Activities:
Operations:
    Net investment income ................  $   22,991    $ 19,431    $ 38,050    $ 41,962    $   89,818    $   84,661
    Net realized gains (losses) from
      investments ........................        (943)       (606)      1,849         129         5,497         2,325
    Net change in unrealized appreciation
      (depreciation) from investments ....       7,790       4,708      10,776      19,140        21,491        57,645
                                            ----------    --------    --------    --------    ----------    ----------
Change in net assets resulting from
  operations .............................      29,838      23,533      50,675      61,231       116,806       144,631
                                            ----------    --------    --------    --------    ----------    ----------
Distributions to Class I Shareholders:
    From net investment income ...........     (16,929)    (17,262)    (36,306)    (39,878)      (69,682)      (70,131)
Distributions to Class A Shareholders:
    From net investment income ...........      (3,969)     (1,939)     (1,592)     (1,308)      (13,081)      (10,178)
Distributions to Class B Shareholders:
    From net investment income ...........        (896)       (467)       (396)       (230)       (3,734)       (2,091)
Distributions to Class C Shareholders:
    From net investment income ...........      (2,722)(a)                (615)(a)                (3,896)       (2,018)
                                            ----------    --------    --------    --------    ----------    ----------
Change in net assets from shareholder
  distributions ..........................     (24,516)    (19,668)    (38,909)    (41,416)      (90,393)      (84,418)
                                            ----------    --------    --------    --------    ----------    ----------
Capital Transactions:
Change in net assets from capital
  transactions ...........................     669,959      68,887     196,086     (73,654)      167,555       (56,081)
                                            ----------    --------    --------    --------    ----------    ----------
Change in net assets .....................     675,281      72,752     207,852     (53,839)      193,968         4,132
Net Assets:
    Beginning of period ..................     364,902     292,150     699,170     753,009     1,411,372     1,407,240
                                            ----------    --------    --------    --------    ----------    ----------
    End of period ........................  $1,040,183    $364,902    $907,022    $699,170    $1,605,340    $1,411,372
                                            ==========    ========    ========    ========    ==========    ==========

------------
(a) Period from commencement of operations on November 1, 2001.

See notes to financial statements.

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--------------------------------------------------------------------------------
Statements of Changes in Net Assets
(Amounts in thousands)

                                                                                                    Mortgage-Backed
                                                                             Income                 Securities Fund
                                               Bond Fund                   Bond Fund            ------------------------
                                        ------------------------    ------------------------                  August 18,
                                               Year Ended                  Year Ended           Year Ended     2000 to
                                                June 30,                    June 30,             June 30,      June 30,
                                        ------------------------    ------------------------    ----------    ----------
                                           2002          2001          2002          2001          2002        2001 (a)
                                        ----------    ----------    ----------    ----------    ----------    ----------
From Investment Activities:
Operations:
    Net investment income ............  $  174,727    $  133,213    $   84,904    $   89,267     $ 34,031      $ 19,641
    Net realized gains (losses) from
      investment transactions ........       2,922        14,825         1,156        (1,175)         166            (7)
    Net change in unrealized
      appreciation (depreciation) from
      investments ....................      63,083        80,968         9,053        45,314       17,600        13,419
                                        ----------    ----------    ----------    ----------     --------      --------
Change in net assets resulting from
  operations .........................     240,732       229,006        95,113       133,406       51,797        33,053
                                        ----------    ----------    ----------    ----------     --------      --------
Distributions to Class I Shareholders:
    From net investment income .......    (163,050)     (120,191)      (80,396)      (85,551)     (33,374)      (19,235)
    From net realized gains from
      investment transactions ........      (6,856)           --            --            --         (575)           --
Distributions to Class A Shareholders:
    From net investment income .......     (13,033)       (9,179)       (3,505)       (2,788)         (19)           --(b)
    From net realized gains from
      investment transactions ........        (550)           --            --            --           --(b)         --
Distributions to Class B Shareholders:
    From net investment income .......      (3,168)       (1,391)         (723)         (722)
    From net realized gains from
      investment transactions ........        (133)           --            --            --
Distributions to Class C Shareholders:
    From net investment income .......      (1,913)         (307)          (66)          (19)
    From net realized gains from
      investment transactions ........         (59)           --            --            --
                                        ----------    ----------    ----------    ----------     --------      --------
Change in net assets from shareholder
  distributions ......................    (188,762)     (131,068)      (84,690)      (89,080)     (33,968)      (19,235)
                                        ----------    ----------    ----------    ----------     --------      --------
Capital Transactions:
Change in net assets from capital
  transactions .......................     911,269       363,830       (36,657)        7,035      239,665       343,968
                                        ----------    ----------    ----------    ----------     --------      --------
Change in net assets .................     963,239       461,768       (26,234)       51,361      257,494       357,786
Net Assets:
    Beginning of period ..............   2,313,156     1,851,388     1,410,330     1,358,969     $357,786            --
                                        ----------    ----------    ----------    ----------     --------      --------
    End of period ....................  $3,276,395    $2,313,156    $1,384,096    $1,410,330     $615,280      $357,786
                                        ==========    ==========    ==========    ==========     ========      ========

------------
(a) Period from commencement of operations.

(b) Amount is less than $1,000.

See notes to financial statements.

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--------------------------------------------------------------------------------

Statements of Changes in Net Assets
(Amounts in thousands)

                                                      Government              Treasury &              High Yield
                                                      Bond Fund              Agency Fund              Bond Fund
                                                 --------------------    --------------------    --------------------
                                                      Year Ended              Year Ended              Year Ended
                                                       June 30,                June 30,                June 30,
                                                 --------------------    --------------------    --------------------
                                                   2002        2001        2002        2001        2002        2001
                                                 --------    --------    --------    --------    --------    --------
From Investment Activities:
Operations:
    Net investment income .....................  $ 52,505    $ 57,390    $  9,588    $  9,003    $ 40,841    $ 32,525
    Net realized gains (losses) from investment
      transactions ............................     2,551         990         945        (796)     (4,624)      2,237
    Net change in unrealized appreciation
      (depreciation) from investments .........    28,484      36,755       4,302       7,247     (51,959)    (30,329)
                                                 --------    --------    --------    --------    --------    --------
Change in net assets resulting from
  operations ..................................    83,540      95,135      14,835      15,454     (15,742)      4,433
                                                 --------    --------    --------    --------    --------    --------
Distributions to Class I Shareholders:
    From net investment income ................   (44,621)    (51,576)     (2,533)     (3,241)    (36,282)    (29,904)
Distributions to Class A Shareholders:
    From net investment income ................    (3,586)     (2,827)     (4,561)     (2,986)     (2,696)     (1,462)
Distributions to Class B Shareholders:
    From net investment income ................    (3,526)     (2,438)     (2,481)     (2,776)       (867)       (725)
Distributions to Class C Shareholders:
    From net investment income ................    (1,051)       (293)                               (811)       (348)
                                                 --------    --------    --------    --------    --------    --------
Change in net assets from shareholder
  distributions ...............................   (52,784)    (57,134)     (9,575)     (9,003)    (40,656)    (32,439)
                                                 --------    --------    --------    --------    --------    --------
Capital Transactions:
Change in net assets from capital
  transactions ................................    13,637     (63,961)     62,213      11,452     201,693     170,453
                                                 --------    --------    --------    --------    --------    --------
Change in net assets ..........................    44,393     (25,960)     67,473      17,903     145,295     142,447
Net Assets:
    Beginning of period .......................   930,937     956,897     177,317     159,414     379,773     237,326
                                                 --------    --------    --------    --------    --------    --------
    End of period .............................  $975,330    $930,937    $244,790    $177,317    $525,068    $379,773
                                                 ========    ========    ========    ========    ========    ========

See notes to financial statements.

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--------------------------------------------------------------------------------
Schedules of Capital Stock Activity
(Amounts in thousands)

                                                  Ultra Short-Term             Short-Term               Intermediate
                                                      Bond Fund                Bond Fund                 Bond Fund
                                                ---------------------    ----------------------    ----------------------
                                                     Year Ended                Year Ended                Year Ended
                                                      June 30,                  June 30,                  June 30,
                                                ---------------------    ----------------------    ----------------------
                                                  2002         2001        2002         2001         2002         2001
                                                ---------    --------    ---------    ---------    ---------    ---------
Capital Transactions:
Class I Shares:
  Proceeds from shares issued ................  $ 398,325    $ 96,277    $ 536,667    $ 203,321    $ 417,933    $ 266,275
  Dividends reinvested .......................      3,473       2,637        1,786        7,721       25,104       20,926
  Cost of shares redeemed ....................   (123,350)    (64,773)    (409,145)    (286,506)    (410,606)    (386,634)
                                                ---------    --------    ---------    ---------    ---------    ---------
  Change in net assets from Class I capital
    transactions .............................  $ 278,448    $ 34,141    $ 129,308    $ (75,464)   $  32,431    $ (99,433)
                                                =========    ========    =========    =========    =========    =========
Class A Shares:
  Proceeds from shares issued ................  $ 176,045    $ 47,129    $  39,159    $  13,750    $ 143,939    $ 105,997
  Dividends reinvested .......................      3,068       1,605        1,003          802       11,535        8,955
  Cost of shares redeemed ....................    (71,456)    (18,507)     (15,370)     (12,965)    (116,762)     (88,043)
                                                ---------    --------    ---------    ---------    ---------    ---------
  Change in net assets from Class A capital
    transactions .............................  $ 107,657    $ 30,227    $  24,792    $   1,587    $  38,712    $  26,909
                                                =========    ========    =========    =========    =========    =========
Class B Shares:
  Proceeds from shares issued ................  $  35,144    $  5,988    $  10,988    $   1,080    $  49,392    $  13,396
  Dividends reinvested .......................        665         348          301          198        2,825        1,652
  Cost of shares redeemed ....................     (5,314)     (1,817)      (2,030)      (1,055)     (11,343)      (8,835)
                                                ---------    --------    ---------    ---------    ---------    ---------
  Change in net assets from Class B capital
    transactions .............................  $  30,495    $  4,519    $   9,259    $     223    $  40,874    $   6,213
                                                =========    ========    =========    =========    =========    =========
Class C Shares:
  Proceeds from shares issued ................  $ 330,969(a)             $  50,855(a)              $  74,157    $  20,564
  Dividends reinvested .......................      1,767(a)                   325(a)                  3,365        1,923
  Cost of shares redeemed ....................    (79,377)(a)              (18,453)(a)               (21,984)     (12,257)
                                                ---------                ---------                 ---------    ---------
  Change in net assets from Class C capital
    transactions .............................  $ 253,359(a)             $  32,727(a)              $  55,538    $  10,230
                                                =========                =========                 =========    =========
Share Transactions:
Class I Shares:
  Issued .....................................     40,161       9,784       50,112       19,432       39,148       25,669
  Reinvested .................................        351         269          167          740        2,349        2,022
  Redeemed ...................................    (12,440)     (6,593)     (38,158)     (27,401)     (38,415)     (37,268)
                                                ---------    --------    ---------    ---------    ---------    ---------
  Change in Class I Shares ...................     28,072       3,460       12,121       (7,229)       3,082       (9,577)
                                                =========    ========    =========    =========    =========    =========
Class A Shares:
  Issued .....................................     17,743       4,784        3,655        1,315       13,428       10,180
  Reinvested .................................        310         164           94           77        1,079          866
  Redeemed ...................................     (7,203)     (1,883)      (1,433)      (1,236)     (10,894)      (8,450)
                                                ---------    --------    ---------    ---------    ---------    ---------
  Change in Class A Shares ...................     10,850       3,065        2,316          156        3,613        2,596
                                                =========    ========    =========    =========    =========    =========
Class B Shares:
  Issued .....................................      3,564         610        1,018          101        4,652        1,294
  Reinvested .................................         68          36           28           19          267          161
  Redeemed ...................................       (539)       (186)        (188)        (100)      (1,072)        (861)
                                                ---------    --------    ---------    ---------    ---------    ---------
  Change in Class B Shares ...................      3,093         460          858           20        3,847          594
                                                =========    ========    =========    =========    =========    =========
Class C Shares:
  Issued .....................................     33,590(a)                 4,715(a)                  6,987        1,993
  Reinvested .................................        180(a)                    30(a)                    318          188
  Redeemed ...................................     (8,056)(a)               (1,717)(a)                (2,077)      (1,189)
                                                ---------                ---------                 ---------    ---------
  Change in Class C Shares ...................     25,714(a)                 3,028(a)                  5,228          992
                                                =========                =========                 =========    =========

------------

(a) Period from commencement of operations on November 1, 2001.

See notes to financial statements.

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--------------------------------------------------------------------------------

Schedules of Capital Stock Activity
(Amounts in thousands)

                                                                                                 Mortgage-Backed Securities
                                                                                                            Fund
                                                                                                 ---------------------------
                                                   Bond Fund              Income Bond Fund                       August 18,
                                            -----------------------    ----------------------     Year Ended       2000 to
                                              Year Ended June 30,       Year Ended June 30,        June 30,       June 30,
                                            -----------------------    ----------------------    ------------    -----------
                                               2002         2001         2002         2001           2002         2001 (a)
                                            ----------    ---------    ---------    ---------    ------------    -----------
Capital Transactions:
Class I Shares:
  Proceeds from shares issued ............  $1,170,965    $ 570,304    $ 154,907    $ 159,515      $225,009       $ 68,288
  Proceeds from shares issued in
    conversion ...........................          --           --           --           --            --        262,435
  Dividends reinvested ...................      73,300       46,304        8,209        8,688        28,234         16,716
  Cost of shares redeemed ................    (510,176)    (300,372)    (197,659)    (192,443)      (14,890)        (3,479)
                                            ----------    ---------    ---------    ---------      --------       --------
  Change in net assets from Class I
    capital transactions .................  $  734,089    $ 316,236    $ (34,543)   $ (24,240)     $238,353       $343,960
                                            ==========    =========    =========    =========      ========       ========
Class A Shares:
  Proceeds from shares issued ............  $  184,282    $ 103,281    $  21,595    $  25,899      $  1,580       $     13
  Proceeds from shares issued from
    conversion ...........................          --           --           --       31,586            --             --
  Dividends reinvested ...................      10,755        7,462        2,349        1,832            14             --
  Cost of shares redeemed ................    (106,966)     (90,187)     (26,309)     (28,935)         (282)            (5)
                                            ----------    ---------    ---------    ---------      --------       --------
  Change in net assets from Class A
    capital transactions .................  $   88,071    $  20,556    $  (2,365)   $  30,382      $  1,312       $      8
                                            ==========    =========    =========    =========      ========       ========
Class B Shares:
  Proceeds from shares issued ............  $   46,128    $  20,715    $   3,632    $   2,226
  Dividends reinvested ...................       2,187          936          603          576
  Cost of shares redeemed ................      (9,384)      (5,044)      (4,675)      (2,650)
                                            ----------    ---------    ---------    ---------
  Change in net assets from Class B
    capital transactions .................  $   38,931    $  16,607    $    (440)   $     152
                                            ==========    =========    =========    =========
Class C Shares:
  Proceeds from shares issued ............  $   54,396    $  11,214    $   1,373    $     788
  Dividends reinvested ...................       1,224          223           56           14
  Cost of shares redeemed ................      (5,442)      (1,006)        (738)         (61)
                                            ----------    ---------    ---------    ---------
  Change in net assets from Class C
    capital transactions .................  $   50,178    $  10,431    $     691    $     741
                                            ==========    =========    =========    =========
Share Transactions:
Class I Shares:
  Issued .................................     108,391       54,306       19,774       20,688        20,974          6,640
  Issued in conversion ...................          --           --           --           --            --         26,244
  Reinvested .............................       6,780        4,415        1,046        1,131         2,647          1,617
  Redeemed ...............................     (47,114)     (28,469)     (25,126)     (24,933)       (1,390)          (331)
                                            ----------    ---------    ---------    ---------      --------       --------
  Change in Class I Shares ...............      68,057       30,252       (4,306)      (3,114)       22,231         34,170
                                            ==========    =========    =========    =========      ========       ========
Class A Shares:
  Issued .................................      17,038        9,813        2,739        3,263           146              1
  Issued in acquisition ..................          --           --           --        4,049            --             --
  Reinvested .............................         997          717          299          238             1             --
  Redeemed ...............................      (9,893)      (8,639)      (3,368)      (3,724)          (26)            --(b)
                                            ----------    ---------    ---------    ---------      --------       --------
  Change in Class A Shares ...............       8,142        1,891         (330)       3,826           121              1
                                            ==========    =========    =========    =========      ========       ========
Class B Shares:
  Issued .................................       4,268        1,954          457          285
  Reinvested .............................         203           90           77           74
  Redeemed ...............................        (869)        (481)        (597)        (343)
                                            ----------    ---------    ---------    ---------
  Change in Class B Shares ...............       3,602        1,563          (63)          16
                                            ==========    =========    =========    =========
Class C Shares:
  Issued .................................       5,016        1,050          174          100
  Reinvested .............................         113           21            7            2
  Redeemed ...............................        (502)         (95)         (94)          (8)
                                            ----------    ---------    ---------    ---------
  Change in Class C Shares ...............       4,627          976           87           94
                                            ==========    =========    =========    =========

------------

(a) Period from commencement of operations.

(b) Amount is less than 1,000.
See notes to financial statements.

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--------------------------------------------------------------------------------
Schedules of Capital Stock Activity
(Amounts in thousands)

                                                        Government           Treasury & Agency           High Yield
                                                        Bond Fund                   Fund                 Bond Fund
                                                  ----------------------    --------------------    --------------------
                                                        Year Ended               Year Ended              Year Ended
                                                         June 30,                 June 30,                June 30,
                                                  ----------------------    --------------------    --------------------
                                                    2002         2001         2002        2001        2002        2001
                                                  ---------    ---------    --------    --------    --------    --------
Capital Transactions:
Class I Shares:
  Proceeds from shares issued ..................  $  83,254    $  58,847    $ 19,938    $  5,839    $237,111    $182,389
  Dividends reinvested .........................      2,642        3,655         538         386       9,089       7,206
  Cost of shares redeemed ......................   (140,006)    (151,123)    (18,513)    (22,635)    (77,275)    (33,034)
                                                  ---------    ---------    --------    --------    --------    --------
  Change in net assets from Class I capital
    transactions ...............................  $ (54,110)   $ (88,621)   $  1,963    $(16,410)   $168,925    $156,561
                                                  =========    =========    ========    ========    ========    ========
Class A Shares:
  Proceeds from shares issued ..................  $  43,305    $  45,144    $ 78,711    $ 35,684    $ 47,329    $ 15,601
  Dividends reinvested .........................      2,831        2,139       3,189       2,139       2,079       1,124
  Cost of shares redeemed ......................    (26,460)     (40,156)    (26,218)    (13,130)    (29,664)     (8,898)
                                                  ---------    ---------    --------    --------    --------    --------
  Change in net assets from Class A capital
    transactions ...............................  $  19,676    $   7,127    $ 55,682    $ 24,693    $ 19,744    $  7,827
                                                  =========    =========    ========    ========    ========    ========
Class B Shares:
  Proceeds from shares issued ..................  $  39,968    $  18,299    $ 16,419    $ 10,295    $  7,298    $  4,982
  Dividends reinvested .........................      2,864        1,974       1,894       2,046         479         426
  Cost of shares redeemed ......................    (15,983)      (9,326)    (13,745)     (9,172)     (3,488)     (2,749)
                                                  ---------    ---------    --------    --------    --------    --------
  Change in net assets from Class B capital
    transactions ...............................  $  26,849    $  10,947    $  4,568    $  3,169    $  4,289    $  2,659
                                                  =========    =========    ========    ========    ========    ========
Class C Shares:
  Proceeds from shares issued ..................  $  26,904    $   8,186                            $ 10,580    $  4,010
  Dividends reinvested .........................        823          255                                 701         283
  Cost of shares redeemed ......................     (6,505)      (1,855)                             (2,546)       (887)
                                                  ---------    ---------                            --------    --------
  Change in net assets from Class C capital
    transactions ...............................  $  21,222    $   6,586                            $  8,735    $  3,406
                                                  =========    =========                            ========    ========
Share Transactions:
Class I Shares:
  Issued .......................................      8,230        5,979       1,951         581      30,128      21,064
  Reinvested ...................................        261          374          53          39       1,150         847
  Redeemed .....................................    (13,758)     (15,299)     (1,813)     (2,289)     (9,839)     (3,898)
                                                  ---------    ---------    --------    --------    --------    --------
  Change in Class I Shares .....................     (5,267)      (8,946)        191      (1,669)     21,439      18,013
                                                  =========    =========    ========    ========    ========    ========
Class A Shares:
  Issued .......................................      4,250        4,566       7,653       3,599       5,991       1,830
  Reinvested ...................................        279          217         312         216         264         132
  Redeemed .....................................     (2,616)      (4,070)     (2,562)     (1,321)     (3,793)     (1,046)
                                                  ---------    ---------    --------    --------    --------    --------
  Change in Class A Shares .....................      1,913          713       5,403       2,494       2,462         916
                                                  =========    =========    ========    ========    ========    ========
Class B Shares:
  Issued .......................................      3,923        1,832       1,603       1,027         920         580
  Reinvested ...................................        282          200         185         207          60          50
  Redeemed .....................................     (1,576)        (948)     (1,345)       (928)       (443)       (322)
                                                  ---------    ---------    --------    --------    --------    --------
  Change in Class B Shares .....................      2,629        1,084         443         306         537         308
                                                  =========    =========    ========    ========    ========    ========
Class C Shares:
  Issued .......................................      2,641          823                               1,327         469
  Reinvested ...................................         81           26                                  89          33
  Redeemed .....................................       (641)        (187)                               (325)       (105)
                                                  ---------    ---------                            --------    --------
  Change in Class C Shares .....................      2,081          662                               1,091         397
                                                  =========    =========                            ========    ========

See notes to financial statements.

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--------------------------------------------------------------------------------

Financial Highlights

                                                 Investment Activities                                Distributions
                                              ---------------------------                ----------------------------------------
                                                            Net Realized                                  Net
                                  Net Asset                and Unrealized                              Realized
                                   Value,        Net           Gains        Total from      Net          Gains
                                  Beginning   Investment    (Losses) on     Investment   Investment   (Losses) on       Total
                                  of Period     Income      Investments     Activities     Income     Investments   Distributions
                                  ---------   ----------   --------------   ----------   ----------   -----------   -------------

Ultra Short-Term Bond Fund
 (Class I)
 Year Ended June 30, 2002 ......    $9.86       $0.40          $ 0.10         $ 0.50       $(0.41)      $   --         $(0.41)
 Year Ended June 30, 2001 ......     9.73        0.62            0.13           0.75        (0.62)          --          (0.62)
 Year Ended June 30, 2000 ......     9.77        0.58           (0.04)          0.54        (0.58)          --          (0.58)
 Year Ended June 30, 1999 ......     9.87        0.56           (0.11)          0.45        (0.55)          --          (0.55)
 Year Ended June 30, 1998 ......     9.87        0.59           (0.01)          0.58        (0.58)          --          (0.58)

Short-Term Bond Fund (Class I)
 Year Ended June 30, 2002 ......    10.57        0.51            0.18           0.69        (0.53)          --          (0.53)
 Year Ended June 30, 2001 ......    10.29        0.60            0.28           0.88        (0.60)          --          (0.60)
 Year Ended June 30, 2000 ......    10.40        0.59           (0.11)          0.48        (0.59)          --          (0.59)
 Year Ended June 30, 1999 ......    10.51        0.59           (0.11)          0.48        (0.59)          --          (0.59)
 Year Ended June 30, 1998 ......    10.47        0.63            0.04           0.67        (0.63)          --          (0.63)

Intermediate Bond Fund (Class I)
 Year Ended June 30, 2002 ......    10.50        0.65            0.21           0.86        (0.66)          --          (0.66)
 Year Ended June 30, 2001 ......    10.07        0.63            0.43           1.06        (0.63)          --          (0.63)
 Year Ended June 30, 2000 ......    10.28        0.62           (0.21)          0.41        (0.62)          --          (0.62)
 Six Months Ended June 30,
 1999 (b) ......................    10.61        0.32           (0.33)         (0.01)       (0.32)          --          (0.32)
 Year Ended December 31, 1998 ..    10.48        0.63            0.14           0.77        (0.64)          --          (0.64)
 Year Ended December 31, 1997 ..    10.29        0.65            0.18           0.83        (0.64)          --          (0.64)

Bond Fund (Class I)
 Year Ended June 30, 2002 ......    10.59        0.69            0.28           0.97        (0.71)       (0.03)         (0.74)
 Year Ended June 30, 2001 ......    10.08        0.67            0.50           1.17        (0.66)          --          (0.66)
 Year Ended June 30, 2000 ......    10.34        0.65           (0.26)          0.39        (0.65)          --          (0.65)
 Six Months Ended June 30,
 1999 (e) ......................    10.78        0.35           (0.44)         (0.09)       (0.35)          --          (0.35)
 Year Ended December 31, 1998 ..    10.59        0.65            0.19           0.84        (0.65)          --          (0.65)
 Year Ended December 31, 1997 ..    10.27        0.66            0.32           0.98        (0.66)          --          (0.66)

Income Bond Fund (Class I)
 Year Ended June 30, 2002 ......     7.75        0.48            0.06           0.54        (0.48)          --          (0.48)
 Year Ended June 30, 2001 ......     7.51        0.49            0.24           0.73        (0.49)          --          (0.49)
 Year Ended June 30, 2000 ......     7.68        0.48           (0.17)          0.31        (0.48)          --          (0.48)
 Six Months Ended June 30,
 1999 (f) ......................     8.10        0.22           (0.35)         (0.13)       (0.23)       (0.06)         (0.29)
 Year Ended December 31, 1998 ..     8.01        0.47            0.14           0.61        (0.47)       (0.05)         (0.52)
 Year Ended December 31, 1997 ..     7.85        0.50            0.17           0.67        (0.49)       (0.02)         (0.51)

Mortgage-Backed Securities Fund
 (Class I)
 Year Ended June 30, 2002 ......    10.47        0.76            0.43           1.19        (0.76)       (0.01)         (0.77)
 August 18, 2000 to June 30,
 2001 (g) ......................    10.00        0.63            0.46           1.09        (0.62)          --          (0.62)

Government Bond Fund (Class I)
 Year Ended June 30, 2002 ......     9.93        0.58            0.32           0.90        (0.58)          --          (0.58)
 Year Ended June 30, 2001 ......     9.54        0.60            0.39           0.99        (0.60)          --          (0.60)
 Year Ended June 30, 2000 ......     9.73        0.59           (0.19)          0.40        (0.59)          --          (0.59)
 Year Ended June 30, 1999 ......    10.11        0.58           (0.38)          0.20        (0.58)          --          (0.58)
 Year Ended June 30, 1998 ......     9.69        0.60            0.42           1.02        (0.60)          --          (0.60)

Treasury & Agency Fund (Class I)
 Year Ended June 30, 2002 ......    10.03        0.47            0.29           0.76        (0.47)          --          (0.47)
 Year Ended June 30, 2001 ......     9.64        0.58            0.38           0.96        (0.57)          --          (0.57)
 Year Ended June 30, 2000 ......     9.81        0.57           (0.15)          0.42        (0.57)       (0.02)         (0.59)
 Year Ended June 30, 1999 ......    10.09        0.57           (0.21)          0.36        (0.57)       (0.07)         (0.64)
 Year Ended June 30, 1998 ......     9.99        0.62            0.15           0.77        (0.62)       (0.05)         (0.67)

High Yield Bond Fund (Class I)
 Year Ended June 30, 2002 ......     8.20        0.72           (0.89)         (0.17)       (0.72)          --          (0.72)
 Year Ended June 30, 2001 ......     8.90        0.86           (0.70)          0.16        (0.86)          --          (0.86)
 Year Ended June 30, 2000 ......     9.87        0.89           (0.97)         (0.08)       (0.89)          --          (0.89)
 November 13, 1998 to June 30,
 1999 (g) ......................    10.00        0.51           (0.13)          0.38        (0.51)          --          (0.51)

------------

 * During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

 (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

 (b) Upon reorganizing as a fund of One Group Mutual Funds, the One Group Intermediate Bond Fund merged into the Pegasus Intermediate Bond Fund to become the One Group Intermediate Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Intermediate Bond Fund.

 (c) Not annualized.

 (d) Annualized.

 (e) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Bond Fund became the One Group Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Bond Fund.

 (f) Upon reorganizing as a fund of One Group Mutual Funds, the One Group Income Bond Fund merged into the Pegasus Multi Sector Bond Fund to become the One Group Income Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Multi Sector Bond Fund.

(g) Period from commencement of operations.
See notes to financial statements.

ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                      139
                                                                          Report

--------------------------------------------------------------------------------

                                                                            Ratios/Supplementary Data
                                                                  ---------------------------------------------
                                                                                                Ratio of Net
                                         Net Asset                Net Assets,     Ratio of       Investment
                                           Value,                     End         Expenses         Income
                                            End       Total        of Period     to Average      to Average
                                         of Period    Return        (000's)      Net Assets      Net Assets
                                         ----------   ------      ------------   ----------   -----------------
Ultra Short-Term Bond Fund (Class I)
  Year Ended June 30, 2002..............   $9.95       5.15%       $  581,377       0.40%            3.94%
  Year Ended June 30, 2001..............    9.86       7.94           299,209       0.40             6.27
  Year Ended June 30, 2000..............    9.73       5.66           261,592       0.40             5.93
  Year Ended June 30, 1999..............    9.77       4.66           259,873       0.32             5.63
  Year Ended June 30, 1998..............    9.87       6.00           188,133       0.30             5.92

Short-Term Bond Fund (Class I)
  Year Ended June 30, 2002..............   10.73       6.67           810,740       0.55             4.87
  Year Ended June 30, 2001..............   10.57       8.77           670,111       0.54             5.79
  Year Ended June 30, 2000..............   10.29       4.81           726,539       0.53             5.77
  Year Ended June 30, 1999..............   10.40       4.67           804,883       0.53             5.61
  Year Ended June 30, 1998..............   10.51       6.59           592,669       0.53             6.01

Intermediate Bond Fund (Class I)
  Year Ended June 30, 2002..............   10.70       8.37         1,183,685       0.58             6.13
  Year Ended June 30, 2001..............   10.50      10.76         1,129,645       0.58             6.05
  Year Ended June 30, 2000..............   10.07       4.12         1,179,116       0.58             6.10
  Six Months Ended June 30, 1999 (b)....   10.28      (0.08)(c)     1,385,890       0.62(d)          6.27(d)
  Year Ended December 31, 1998..........   10.61       7.62           567,609       0.66             6.02
  Year Ended December 31, 1997..........
                                           10.48       8.37           482,679       0.61             6.26

Bond Fund (Class I)
  Year Ended June 30, 2002..............   10.82       9.39         2,874,707       0.60             6.35
  Year Ended June 30, 2001..............   10.59      11.85         2,093,516       0.60             6.40
  Year Ended June 30, 2000..............   10.08       3.94         1,687,041       0.60             6.44
  Six Months Ended June 30, 1999 (e)....   10.34      (0.87)(c)     1,330,527       0.64(d)          6.65(d)
  Year Ended December 31, 1998..........   10.78       8.17         1,277,246       0.64             6.10
  Year Ended December 31, 1997..........   10.59       9.97         1,101,894       0.61             6.41

Income Bond Fund (Class I)
  Year Ended June 30, 2002..............    7.81       7.08         1,312,171       0.64             6.09
  Year Ended June 30, 2001..............    7.75      10.00         1,336,566       0.64             6.41
  Year Ended June 30, 2000..............    7.51       4.19         1,317,128       0.62             6.35
  Six Months Ended June 30, 1999 (f)....    7.68      (1.68)(c)     1,328,702       0.62(d)          5.92(d)
  Year Ended December 31, 1998..........    8.10       7.82           385,672       0.65             5.79
  Year Ended December 31, 1997..........    8.01       8.86            94,544       0.62             6.08

Mortgage-Backed Securities Fund
 (Class I)
  Year Ended June 30, 2002..............   10.89      11.71           613,936       0.40             7.28
  August 18, 2000 to June 30, 2001 (g)...  10.47      11.12(c)        357,777       0.40(d)          7.14(d)

Government Bond Fund (Class I)
  Year Ended June 30, 2002..............   10.25       9.22           785,343       0.62             5.63
  Year Ended June 30, 2001..............    9.93      10.62           812,766       0.62             6.12
  Year Ended June 30, 2000..............    9.54       4.33           866,755       0.62             6.21
  Year Ended June 30, 1999..............    9.73       1.94           964,576       0.62             5.77
  Year Ended June 30, 1998..............   10.11      10.81           851,517       0.62             6.05

Treasury & Agency Fund (Class I)
  Year Ended June 30, 2002..............   10.32       7.69            54,819       0.40             4.59
  Year Ended June 30, 2001..............   10.03      10.22            51,371       0.40             5.79
  Year Ended June 30, 2000..............    9.64       4.42            65,437       0.38             5.89
  Year Ended June 30, 1999..............    9.81       3.54            79,958       0.36             5.60
  Year Ended June 30, 1998..............   10.09       7.91            95,073       0.35             6.16

High Yield Bond Fund (Class I)
  Year Ended June 30, 2002..............    7.31      (2.34)          468,111       0.90             9.21
  Year Ended June 30, 2001..............    8.20       1.89           349,396       0.89            10.18
  Year Ended June 30, 2000..............    8.90      (0.75)          218,780       0.88             9.63
  November 13, 1998 to June 30,
   1999 (g).............................    9.87       3.80(c)        137,433       0.89(d)          8.48(d)

                                          Ratios/Supplementary Data
                                          --------------------------

                                           Ratio of
                                           Expenses
                                          to Average     Portfolio
                                          Net Assets*   Turnover (a)
                                          -----------   ------------
Ultra Short-Term Bond Fund (Class I)
  Year Ended June 30, 2002..............     0.77%         38.72%
  Year Ended June 30, 2001..............     0.74          37.62
  Year Ended June 30, 2000..............     0.77          32.68
  Year Ended June 30, 1999..............     0.79          38.70
  Year Ended June 30, 1998..............     0.81          41.15
Short-Term Bond Fund (Class I)
  Year Ended June 30, 2002..............     0.81          49.58
  Year Ended June 30, 2001..............     0.81          46.42
  Year Ended June 30, 2000..............     0.81          25.93
  Year Ended June 30, 1999..............     0.81          37.22
  Year Ended June 30, 1998..............     0.82          56.99
Intermediate Bond Fund (Class I)
  Year Ended June 30, 2002..............     0.82          33.02
  Year Ended June 30, 2001..............     0.80          22.58
  Year Ended June 30, 2000..............     0.81           6.08
  Six Months Ended June 30, 1999 (b)....     0.77(d)        9.24
  Year Ended December 31, 1998..........     0.66          50.32
  Year Ended December 31, 1997..........
                                             0.61          31.66
Bond Fund (Class I)
  Year Ended June 30, 2002..............     0.83          31.88
  Year Ended June 30, 2001..............     0.83          20.58
  Year Ended June 30, 2000..............     0.83          16.19
  Six Months Ended June 30, 1999 (e)....     0.75(d)       10.89
  Year Ended December 31, 1998..........     0.64          34.69
  Year Ended December 31, 1997..........     0.61          17.60
Income Bond Fund (Class I)
  Year Ended June 30, 2002..............     0.81          22.96
  Year Ended June 30, 2001..............     0.81          18.18
  Year Ended June 30, 2000..............     0.81          25.10
  Six Months Ended June 30, 1999 (f)....     0.76(d)       20.55
  Year Ended December 31, 1998..........     0.65          41.69
  Year Ended December 31, 1997..........     0.62          38.70
Mortgage-Backed Securities Fund
 (Class I)
  Year Ended June 30, 2002..............     0.57          29.77
  August 18, 2000 to June 30, 2001 (g)..     0.58(d)       12.71
Government Bond Fund (Class I)
  Year Ended June 30, 2002..............     0.68          23.51
  Year Ended June 30, 2001..............     0.67          12.63
  Year Ended June 30, 2000..............     0.66          25.30
  Year Ended June 30, 1999..............     0.66          80.86
  Year Ended June 30, 1998..............     0.67          91.49
Treasury & Agency Fund (Class I)
  Year Ended June 30, 2002..............     0.60          41.45
  Year Ended June 30, 2001..............     0.60          48.21
  Year Ended June 30, 2000..............     0.63          30.02
  Year Ended June 30, 1999..............     0.65          76.73
  Year Ended June 30, 1998..............     0.65          41.60
High Yield Bond Fund (Class I)
  Year Ended June 30, 2002..............     1.02          34.02
  Year Ended June 30, 2001..............     1.01          29.98
  Year Ended June 30, 2000..............     1.03          35.14
  November 13, 1998 to June 30,
   1999 (g).............................     1.18(d)       28.02

ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                      140
Report

Bond Funds Annual Report
--------------------------------------------------------------------------------

Financial Highlights

                                            Investment Activities                                    Distributions
                                         ----------------------------                  ------------------------------------------
                                                        Net Realized                                     Net
                            Net Asset                  and Unrealized                                 Realized
                             Value,         Net            Gains         Total from       Net           Gains
                            Beginning    Investment     (Losses) on      Investment    Investment    (Losses) on        Total
                            of Period      Income       Investments      Activities      Income      Investments    Distributions
                            ---------    ----------    --------------    ----------    ----------    -----------    -------------
Ultra Short-Term Bond Fund
 (Class A)
 Year Ended June 30,
   2002 ..................   $ 9.86        $0.36           $ 0.11          $ 0.47        $(0.38)       $   --          $(0.38)
 Year Ended June 30,
   2001 ..................     9.73         0.59             0.14            0.73         (0.60)           --           (0.60)
 Year Ended June 30,
   2000 ..................     9.77         0.55            (0.04)           0.51         (0.55)           --           (0.55)
 Year Ended June 30,
   1999 ..................     9.87         0.52            (0.10)           0.42         (0.52)           --           (0.52)
 Year Ended June 30,
   1998 ..................     9.87         0.56            (0.01)           0.55         (0.55)           --           (0.55)

Short-Term Bond Fund
 (Class A)
 Year Ended June 30,
   2002 ..................    10.56         0.48             0.19            0.67         (0.51)           --           (0.51)
 Year Ended June 30,
   2001 ..................    10.28         0.58             0.27            0.85         (0.57)           --           (0.57)
 Year Ended June 30,
   2000 ..................    10.39         0.57            (0.11)           0.46         (0.57)           --           (0.57)
 Year Ended June 30,
   1999 ..................    10.50         0.57            (0.11)           0.46         (0.57)           --           (0.57)
 Year Ended June 30,
   1998 ..................    10.46         0.61             0.04            0.65         (0.61)           --           (0.61)

Intermediate Bond Fund
 (Class A)
 Year Ended June 30,
   2002 ..................    10.50         0.62             0.21            0.83         (0.63)           --           (0.63)
 Year Ended June 30,
   2001 ..................    10.07         0.60             0.43            1.03         (0.60)           --           (0.60)
 Year Ended June 30,
   2000 ..................    10.28         0.59            (0.21)           0.38         (0.59)           --           (0.59)
 Six Months Ended June 30,
   1999 (b) ..............    10.61         0.30            (0.33)          (0.03)        (0.30)           --           (0.30)
 Year Ended June 30,
   1998 ..................    10.47         0.61             0.14            0.75         (0.61)           --           (0.61)
 Year Ended June 30,
   1997 ..................    10.29         0.62             0.18            0.80         (0.62)           --           (0.62)

Bond Fund (Class A)
 Year Ended June 30,
   2002 ..................    10.59         0.66             0.28            0.94         (0.68)        (0.03)          (0.71)
 Year Ended June 30,
   2001 ..................    10.08         0.63             0.51            1.14         (0.63)           --           (0.63)
 Year Ended June 30,
   2000 ..................    10.34         0.62            (0.26)           0.36         (0.62)           --           (0.62)
 Six Months Ended June 30,
   1999 (e) ..............    10.78         0.34            (0.44)          (0.10)        (0.34)           --           (0.34)
 Year Ended June 30,
   1998 ..................    10.59         0.61             0.21            0.82         (0.63)           --           (0.63)
 Year Ended June 30,
   1997 ..................    10.27         0.63             0.32            0.95         (0.63)           --           (0.63)

Income Bond Fund (Class A)
 Year Ended June 30,
   2002 ..................     7.75         0.46             0.05            0.51         (0.45)           --           (0.45)
 Year Ended June 30,
   2001 ..................     7.50         0.46             0.26            0.72         (0.47)           --           (0.47)
 Year Ended June 30,
   2000 ..................     7.68         0.46            (0.18)           0.28         (0.46)           --           (0.46)
 Six Months Ended June 30,
   1999 (f) ..............     8.09         0.21            (0.34)          (0.13)        (0.22)        (0.06)          (0.28)
 Year Ended December 31,
   1998 ..................     8.00         0.44             0.14            0.58         (0.44)        (0.05)          (0.49)
 Year Ended December 31,
   1997 ..................     7.84         0.48             0.17            0.65         (0.47)        (0.02)          (0.49)

Mortgage-Backed Securities
 Fund (Class A)
 Year Ended June 30,
   2002 ..................    10.47         0.61             0.55            1.16         (0.62)        (0.01)          (0.63)
 August 18, 2000 to June
   30, 2001 (g) ..........    10.00         0.59             0.47            1.06         (0.59)           --           (0.59)

Government Bond Fund
 (Class A)
 Year Ended June 30,
   2002 ..................     9.93         0.55             0.33            0.88         (0.55)           --           (0.55)
 Year Ended June 30,
   2001 ..................     9.55         0.58             0.38            0.96         (0.58)           --           (0.58)
 Year Ended June 30,
   2000 ..................     9.73         0.57            (0.18)           0.39         (0.57)           --           (0.57)
 Year Ended June 30,
   1999 ..................    10.11         0.56            (0.38)           0.18         (0.56)           --           (0.56)
 Year Ended June 30,
   1998 ..................     9.69         0.58             0.42            1.00         (0.58)           --           (0.58)

Treasury & Agency Fund
 (Class A)
 Year Ended June 30,
   2002 ..................    10.04         0.44             0.29            0.73         (0.44)           --           (0.44)
 Year Ended June 30,
   2001 ..................     9.65         0.55             0.39            0.94         (0.55)           --           (0.55)
 Year Ended June 30,
   2000 ..................     9.81         0.55            (0.14)           0.41         (0.55)        (0.02)          (0.57)
 Year Ended June 30,
   1999 ..................    10.09         0.54            (0.21)           0.33         (0.54)        (0.07)          (0.61)
 Year Ended June 30,
   1998 ..................     9.98         0.63             0.16            0.79         (0.63)        (0.05)          (0.68)

High Yield Bond Fund
 (Class A)
 Year Ended June 30,
   2002 ..................     8.19         0.70            (0.89)          (0.19)        (0.70)           --           (0.70)
 Year Ended June 30,
   2001 ..................     8.89         0.84            (0.70)           0.14         (0.84)           --           (0.84)
 Year Ended June 30,
   2000 ..................     9.86         0.87            (0.97)          (0.10)        (0.87)           --           (0.87)
 November 13, 1998 to June
   30, 1999 (g) ..........    10.00         0.49            (0.14)           0.35         (0.49)           --           (0.49)

------------
 * During the period, certain fees were reduced. If such voluntary fee reduction had not occurred, the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Upon reorganizing as a fund of One Group Mutual Funds, the One Group Intermediate Bond Fund merged into the Pegasus Intermediate Bond Fund to become the One Group Intermediate Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Intermediate Bond Fund.

(c) Not annualized.

(d) Annualized.

(e) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Bond Fund became the One Group Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Bond Fund.

(f) Upon reorganizing as a fund of One Group Mutual Funds, the One Group Income Bond Fund merged into the Pegasus Multi Sector Bond Fund to become the One Group Income Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Multi Sector Bond Fund.

(g) Period from commencement of operations.
See notes to financial statements.

ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                      141
                                                                          Report

--------------------------------------------------------------------------------

                                                                                  Ratios/Supplementary Data
                                                                          -----------------------------------------
                                                                                                      Ratio of Net
                                              Net Asset       Total       Net Assets,    Ratio of      Investment
                                               Value,        Return           End        Expenses        Income
                                                 End        (Excludes      of Period    to Average     to Average
                                              of Period   Sales Charge)     (000's)     Net Assets     Net Assets
                                              ---------   -------------   -----------   ----------   --------------

Ultra Short-Term Bond Fund (Class A)
  Year Ended June 30, 2002...................  $ 9.95          4.88%       $162,338        0.65%          3.62%
  Year Ended June 30, 2001...................    9.86          7.67          53,882        0.65           5.91
  Year Ended June 30, 2000...................    9.73          5.40          23,352        0.65           5.66
  Year Ended June 30, 1999...................    9.77          4.40          24,300        0.57           5.37
  Year Ended June 30, 1998...................    9.87          5.75          24,747        0.54           5.66


Short-Term Bond Fund (Class A)
  Year Ended June 30, 2002...................   10.72          6.41          49,282        0.80           4.57
  Year Ended June 30, 2001...................   10.56          8.49          24,077        0.79           5.54
  Year Ended June 30, 2000...................   10.28          4.55          21,834        0.78           5.52
  Year Ended June 30, 1999...................   10.39          4.41          21,450        0.78           5.30
  Year Ended June 30, 1998...................   10.50          6.32          15,582        0.78           5.77


Intermediate Bond Fund (Class A)
  Year Ended June 30, 2002...................   10.70          8.08         233,915        0.83           5.88
  Year Ended June 30, 2001...................   10.50         10.49         191,660        0.83           5.80
  Year Ended June 30, 2000...................   10.07          3.86         157,577        0.83           5.87
  Six Months Ended June 30, 1999 (b).........   10.28         (0.27)(c)     124,940        0.84(d)        5.87(d)
  Year Ended June 30, 1998...................   10.61          7.37          88,072        0.91           5.77
  Year Ended June 30, 1997...................   10.47          8.04          42,343        0.86           6.01


Bond Fund (Class A)
  Year Ended June 30, 2002...................   10.82          9.09         262,489        0.85           6.09
  Year Ended June 30, 2001...................   10.59         11.58         170,715        0.85           6.15
  Year Ended June 30, 2000...................   10.08          3.68         143,421        0.85           6.15
  Six Months Ended June 30, 1999 (e).........   10.34         (0.98)(c)     180,058        0.86(d)        6.39(d)
  Year Ended June 30, 1998...................   10.78          7.92         226,261        0.89           5.85
  Year Ended June 30, 1997...................   10.59          9.65         125,515        0.86           6.16


Income Bond Fund (Class A)
  Year Ended June 30, 2002...................    7.81          6.76          57,173        0.89           5.86
  Year Ended June 30, 2001...................    7.75          9.87          59,303        0.89           6.18
  Year Ended June 30, 2000...................    7.50          3.80          28,677        0.88           6.11
  Six Months Ended June 30, 1999 (f).........    7.68         (1.62)(c)      31,603        0.87(d)        5.37(d)
  Year Ended December 31, 1998...............    8.09          7.44          15,785        0.90           5.57
  Year Ended December 31, 1997...............    8.00          8.58           7,832        0.87           5.83


Mortgage-Backed Securities Fund (Class A)
  Year Ended June 30, 2002...................   11.00         11.44           1,344        0.65           6.19
  August 18, 2000 to June 30, 2001 (g).......   10.47         10.87(c)            9        0.63(d)        7.39(d)


Government Bond Fund (Class A)
  Year Ended June 30, 2002...................   10.26          9.01          74,166        0.87           5.37
  Year Ended June 30, 2001...................    9.93         10.23          52,782        0.87           5.87
  Year Ended June 30, 2000...................    9.55          4.17          43,935        0.87           5.93
  Year Ended June 30, 1999...................    9.73          1.69          42,819        0.87           5.52
  Year Ended June 30, 1998...................   10.11         10.54          31,548        0.87           5.80


Treasury & Agency Fund (Class A)
  Year Ended June 30, 2002...................   10.33          7.39         124,058        0.65           4.31
  Year Ended June 30, 2001...................   10.04          9.93          66,320        0.65           5.49
  Year Ended June 30, 2000...................    9.65          4.27          39,655        0.63           5.62
  Year Ended June 30, 1999...................    9.81          3.30          72,941        0.60           5.30
  Year Ended June 30, 1998...................   10.09          8.10          35,213        0.58           5.87


High Yield Bond Fund (Class A)
  Year Ended June 30, 2002...................    7.30         (2.60)         32,756        1.15           8.91
  Year Ended June 30, 2001...................    8.19          1.63          16,587        1.14           9.95
  Year Ended June 30, 2000...................    8.89         (1.00)          9,860        1.13           9.28
  November 13, 1998 to June 30, 1999 (g).....    9.86          3.53(c)       11,405        1.13(d)        8.46(d)

                                               Ratios/Supplementary Data
                                               --------------------------

                                                Ratio of
                                                Expenses
                                               to Average     Portfolio
                                               Net Assets*   Turnover (a)
                                               -----------   ------------
Ultra Short-Term Bond Fund (Class A)
  Year Ended June 30, 2002...................     1.12%         38.72%
  Year Ended June 30, 2001...................     1.11          37.62
  Year Ended June 30, 2000...................     1.12          32.68
  Year Ended June 30, 1999...................     1.14          38.70
  Year Ended June 30, 1998...................     1.15          41.15

Short-Term Bond Fund (Class A)
  Year Ended June 30, 2002...................     1.16          49.58
  Year Ended June 30, 2001...................     1.16          46.42
  Year Ended June 30, 2000...................     1.16          25.93
  Year Ended June 30, 1999...................     1.16          37.22
  Year Ended June 30, 1998...................     1.17          56.99

Intermediate Bond Fund (Class A)
  Year Ended June 30, 2002...................     1.17          33.02
  Year Ended June 30, 2001...................     1.15          22.58
  Year Ended June 30, 2000...................     1.16           6.08
  Six Months Ended June 30, 1999 (b).........     1.02(d)        9.24
  Year Ended June 30, 1998...................     0.91          50.32
  Year Ended June 30, 1997...................     0.86          31.66

Bond Fund (Class A)
  Year Ended June 30, 2002...................     1.18          31.88
  Year Ended June 30, 2001...................     1.18          20.58
  Year Ended June 30, 2000...................     1.16          16.19
  Six Months Ended June 30, 1999 (e).........     0.97(d)       10.89
  Year Ended June 30, 1998...................     0.89          34.69
  Year Ended June 30, 1997...................     0.86          17.60

Income Bond Fund (Class A)
  Year Ended June 30, 2002...................     1.16          22.96
  Year Ended June 30, 2001...................     1.16          18.18
  Year Ended June 30, 2000...................     1.16          25.10
  Six Months Ended June 30, 1999 (f).........     1.16(d)       20.55
  Year Ended December 31, 1998...............     0.90          41.69
  Year Ended December 31, 1997...............     0.87          38.70

Mortgage-Backed Securities Fund (Class A)
  Year Ended June 30, 2002...................     0.91          29.77
  August 18, 2000 to June 30, 2001 (g).......     0.83(d)       12.71

Government Bond Fund (Class A)
  Year Ended June 30, 2002...................     1.03          23.51
  Year Ended June 30, 2001...................     1.02          12.63
  Year Ended June 30, 2000...................     1.01          25.30
  Year Ended June 30, 1999...................     1.00          80.86
  Year Ended June 30, 1998...................     1.02          91.49

Treasury & Agency Fund (Class A)
  Year Ended June 30, 2002...................     0.95          41.45
  Year Ended June 30, 2001...................     0.95          48.21
  Year Ended June 30, 2000...................     0.99          30.02
  Year Ended June 30, 1999...................     1.00          76.73
  Year Ended June 30, 1998...................     0.98          41.60

High Yield Bond Fund (Class A)
  Year Ended June 30, 2002...................     1.37          34.02
  Year Ended June 30, 2001...................     1.36          29.98
  Year Ended June 30, 2000...................     1.38          35.14
  November 13, 1998 to June 30, 1999 (g).....     1.43(d)       28.02

ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                      142
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Bond Funds Annual Report
--------------------------------------------------------------------------------

Financial Highlights

                                            Investment Activities                                    Distributions
                                         ----------------------------                  ------------------------------------------
                                                        Net Realized                                     Net
                            Net Asset                  and Unrealized                                 Realized
                             Value,         Net            Gains         Total from       Net           Gains
                            Beginning    Investment     (Losses) on      Investment    Investment    (Losses) on        Total
                            of Period      Income       Investments      Activities      Income      Investments    Distributions
                            ---------    ----------    --------------    ----------    ----------    -----------    -------------
Ultra Short-Term Bond Fund
 (Class B)
 Year Ended June 30,
 2002 ....................   $ 9.80        $0.32           $ 0.11          $ 0.43        $(0.34)       $   --          $(0.34)
 Year Ended June 30,
 2001 ....................     9.68         0.54             0.13            0.67         (0.55)           --           (0.55)
 Year Ended June 30,
 2000 ....................     9.72         0.51            (0.04)           0.47         (0.51)           --           (0.51)
 Year Ended June 30,
 1999 ....................     9.81         0.48            (0.10)           0.38         (0.47)           --           (0.47)
 Year Ended June 30,
 1998 ....................     9.81         0.52            (0.01)           0.51         (0.51)           --           (0.51)

Short-Term Bond Fund
 (Class B)
 Year Ended June 30,
 2002 ....................    10.63         0.43             0.20            0.63         (0.46)           --           (0.46)
 Year Ended June 30,
 2001 ....................    10.35         0.52             0.28            0.80         (0.52)           --           (0.52)
 Year Ended June 30,
 2000 ....................    10.46         0.52            (0.11)           0.41         (0.52)           --           (0.52)
 Year Ended June 30,
 1999 ....................    10.57         0.53            (0.11)           0.42         (0.53)           --           (0.53)
 Year Ended June 30,
 1998 ....................    10.53         0.58             0.04            0.62         (0.58)           --           (0.58)

Intermediate Bond Fund
 (Class B)
 Year Ended June 30,
 2002 ....................    10.40         0.55             0.21            0.76         (0.57)           --           (0.57)
 Year Ended June 30,
 2001 ....................     9.97         0.53             0.44            0.97         (0.54)           --           (0.54)
 Year Ended June 30,
 2000 ....................    10.18         0.53            (0.21)           0.32         (0.53)           --           (0.53)
 Six Months Ended June 30,
 1999 (b) ................    10.50         0.27            (0.32)          (0.05)        (0.27)           --           (0.27)
 Year Ended December 31,
 1998 ....................    10.38         0.47             0.18            0.65         (0.53)           --           (0.53)
 Year Ended December 31,
 1997 ....................    10.20         0.55             0.17            0.72         (0.54)           --           (0.54)

Bond Fund (Class B)
 Year Ended June 30,
 2002 ....................    10.59         0.58             0.28            0.86         (0.61)        (0.03)          (0.64)
 Year Ended June 30,
 2001 ....................    10.08         0.57             0.51            1.08         (0.57)           --           (0.57)
 Year Ended June 30,
 2000 ....................    10.34         0.56            (0.26)           0.30         (0.56)           --           (0.56)
 Six Months Ended June 30,
 1999 (e) ................    10.78         0.30            (0.44)          (0.14)        (0.30)           --           (0.30)
 Year Ended December 31,
 1998 ....................    10.59         0.47             0.27            0.74         (0.55)           --           (0.55)
 Year Ended December 31,
 1997 ....................    10.27         0.56             0.32            0.88         (0.56)           --           (0.56)

Income Bond Fund (Class B)
 Year Ended June 30,
 2002 ....................     7.78         0.41             0.05            0.46         (0.40)           --           (0.40)
 Year Ended June 30,
 2001 ....................     7.53         0.42             0.25            0.67         (0.42)           --           (0.42)
 Year Ended June 30,
 2000 ....................     7.71         0.41            (0.18)           0.23         (0.41)           --           (0.41)
 Six Months Ended June 30,
 1999 (f) ................     8.13         0.18            (0.34)          (0.16)        (0.20)        (0.06)          (0.26)
 Year Ended December 31,
 1998 ....................     8.00         0.39             0.14            0.53         (0.35)        (0.05)          (0.40)
 Year Ended December 31,
 1997 ....................     7.85         0.42             0.17            0.59         (0.42)        (0.02)          (0.44)

Government Bond Fund
 (Class B)
 Year Ended June 30,
 2002 ....................     9.93         0.47             0.34            0.81         (0.48)           --           (0.48)
 Year Ended June 30,
 2001 ....................     9.55         0.51             0.38            0.89         (0.51)           --           (0.51)
 Year Ended June 30,
 2000 ....................     9.74         0.51            (0.19)           0.32         (0.51)           --           (0.51)
 Year Ended June 30,
 1999 ....................    10.11         0.49            (0.37)           0.12         (0.49)           --           (0.49)
 Year Ended June 30,
 1998 ....................     9.69         0.52             0.42            0.94         (0.52)           --           (0.52)

Treasury & Agency Fund
 (Class B)
 Year Ended June 30,
 2002 ....................    10.03         0.39             0.29            0.68         (0.39)           --           (0.39)
 Year Ended June 30,
 2001 ....................     9.64         0.50             0.39            0.89         (0.50)           --           (0.50)
 Year Ended June 30,
 2000 ....................     9.81         0.50            (0.15)           0.35         (0.50)        (0.02)          (0.52)
 Year Ended June 30,
 1999 ....................    10.08         0.49            (0.20)           0.29         (0.49)        (0.07)          (0.56)
 Year Ended June 30,
 1998 ....................     9.99         0.58             0.14            0.72         (0.58)        (0.05)          (0.63)

High Yield Bond Fund
 (Class B)
 Year Ended June 30,
 2002 ....................     8.21         0.65            (0.89)          (0.24)        (0.65)           --           (0.65)
 Year Ended June 30,
 2001 ....................     8.91         0.79            (0.70)           0.09         (0.79)           --           (0.79)
 Year Ended June 30,
 2000 ....................     9.88         0.81            (0.97)          (0.16)        (0.81)           --           (0.81)
 November 13, 1998 to June
 30, 1999 (g) ............    10.00         0.45            (0.12)           0.33         (0.45)           --           (0.45)

------------

 * During the period, certain fees were reduced. If such fee reduction had not occurred, the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Upon reorganizing as a fund of One Group Mutual Funds, the One Group Intermediate Bond Fund merged into the Pegasus Intermediate Bond Fund to become the One Group Intermediate Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Intermediate Bond Fund.

(c) Not annualized.

(d) Annualized.

(e) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Bond Fund became the One Group Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Bond Fund.

(f) Upon reorganizing as a fund of One Group Mutual Funds, the One Group Income Bond Fund merged into the Pegasus Multi Sector Bond Fund to become One Group Income Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Multi Sector Bond Fund.

(g) Period from commencement of operations.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                      143
                                                                          Report

--------------------------------------------------------------------------------

                                                                                   Ratios/Supplementary Data
                                                                                   -------------------------
                                                                                                Ratio of Net
                                         Net Asset       Total       Net Assets,    Ratio of     Investment
                                          Value,        Return           End        Expenses       Income
                                            End        (Excludes      of Period    to Average    to Average
                                         of Period   Sales Charge)     (000's)     Net Assets    Net Assets
                                         ---------   -------------   -----------   ----------   ------------
Ultra Short-Term Bond Fund (Class B)
  Year Ended June 30, 2002..............  $ 9.89            4.43%      $42,494        1.15%         3.08%
  Year Ended June 30, 2001..............    9.80            7.06        11,811        1.15          5.47
  Year Ended June 30, 2000..............    9.68            4.91         7,206        1.15          5.24
  Year Ended June 30, 1999..............    9.72            3.99         6,124        1.03          4.93
  Year Ended June 30, 1998..............    9.81            5.32         4,531        0.99          5.23

Short-Term Bond Fund (Class B)
  Year Ended June 30, 2002..............   10.80            5.97        14,320        1.30          4.05
  Year Ended June 30, 2001..............   10.63            7.90         4,982        1.29          5.02
  Year Ended June 30, 2000..............   10.35            4.00         4,636        1.28          4.98
  Year Ended June 30, 1999..............   10.46            4.02         5,047        1.14          4.96
  Year Ended June 30, 1998..............   10.57            5.98         4,851        1.11          5.44

Intermediate Bond Fund (Class B)
  Year Ended June 30, 2002..............   10.59            7.30        86,784        1.48          5.22
  Year Ended June 30, 2001..............   10.40            9.88        45,257        1.48          5.17
  Year Ended June 30, 2000..............    9.97            3.23        37,460        1.48          5.26
  Six Months Ended June 30, 1999 (b)....   10.18           (0.46)(c)    37,681        1.50(d)       5.15(d)
  Year Ended December 31, 1998..........   10.50            6.44           857        1.66          5.02
  Year Ended December 31, 1997..........   10.38            7.32           385        1.61          5.26

Bond Fund (Class B)
  Year Ended June 30, 2002..............   10.81            8.34        76,031        1.50          5.41
  Year Ended June 30, 2001..............   10.59           10.89        36,310        1.50          5.53
  Year Ended June 30, 2000..............   10.08            3.01        18,808        1.50          5.52
  Six Months Ended June 30, 1999 (e)....   10.34           (1.35)(c)    13,812        1.57(d)       5.69(d)
  Year Ended December 31, 1998..........   10.78            7.16         9,074        1.64          5.10
  Year Ended December 31, 1997..........   10.59            8.91         3,394        1.61          5.41

Income Bond Fund (Class B)
  Year Ended June 30, 2002..............    7.84            6.06        13,203        1.54          5.21
  Year Ended June 30, 2001..............    7.78            9.12        13,597        1.54          5.51
  Year Ended June 30, 2000..............    7.53            3.11        13,036        1.52          5.42
  Six Months Ended June 30, 1999 (f)....    7.71           (2.07)(c)    16,309        1.52(d)       5.05(d)
  Year Ended December 31, 1998..........    8.13            6.74           638        1.65          4.80
  Year Ended December 31, 1997..........    8.00            7.75           533        1.62          5.08

Government Bond Fund (Class B)
  Year Ended June 30, 2002..............   10.26            8.24        84,354        1.52          4.71
  Year Ended June 30, 2001..............    9.93            9.53        55,569        1.52          5.21
  Year Ended June 30, 2000..............    9.55            3.39        43,077        1.52          5.30
  Year Ended June 30, 1999..............    9.74            1.14        53,384        1.52          4.86
  Year Ended June 30, 1998..............   10.11            9.86        20,922        1.52          5.14

Treasury & Agency Fund (Class B)
  Year Ended June 30, 2002..............   10.32            6.89        65,913        1.15          3.84
  Year Ended June 30, 2001..............   10.03            9.39        59,626        1.15          5.02
  Year Ended June 30, 2000..............    9.64            3.65        54,322        1.13          5.14
  Year Ended June 30, 1999..............    9.81            2.89        69,825        1.10          4.79
  Year Ended June 30, 1998..............   10.08            7.33        12,483        1.08          5.39

High Yield Bond Fund (Class B)
  Year Ended June 30, 2002..............    7.32           (3.34)       11,572        1.80          8.32
  Year Ended June 30, 2001..............    8.21            1.01         8,579        1.79          9.27
  Year Ended June 30, 2000..............    8.91           (1.64)        6,565        1.77          8.66
  November 13, 1998 to June 30,
 1999 (g)...............................    9.88            3.30(c)      3,748        1.77(d)       7.69(d)

                                        Ratios/Supplementary Data
                                          --------------------------

                                           Ratio of
                                           Expenses
                                          to Average     Portfolio
                                          Net Assets*   Turnover (a)
                                          -----------   ------------
Ultra Short-Term Bond Fund (Class B)
  Year Ended June 30, 2002..............      1.76%        38.72%
  Year Ended June 30, 2001..............      1.76         37.62
  Year Ended June 30, 2000..............      1.77         32.68
  Year Ended June 30, 1999..............      1.76         38.70
  Year Ended June 30, 1998..............      1.75         41.15
Short-Term Bond Fund (Class B)
  Year Ended June 30, 2002..............      1.81         49.58
  Year Ended June 30, 2001..............      1.81         46.42
  Year Ended June 30, 2000..............      1.80         25.93
  Year Ended June 30, 1999..............      1.65         37.22
  Year Ended June 30, 1998..............      1.64         56.99
Intermediate Bond Fund (Class B)
  Year Ended June 30, 2002..............      1.82         33.02
  Year Ended June 30, 2001..............      1.80         22.58
  Year Ended June 30, 2000..............      1.81          6.08
  Six Months Ended June 30, 1999 (b)....      1.91(d)       9.24
  Year Ended December 31, 1998..........      1.66         50.32
  Year Ended December 31, 1997..........      1.61         31.66
Bond Fund (Class B)
  Year Ended June 30, 2002..............      1.83         31.88
  Year Ended June 30, 2001..............      1.83         20.58
  Year Ended June 30, 2000..............      1.81         16.19
  Six Months Ended June 30, 1999 (e)....      1.70(d)      10.89
  Year Ended December 31, 1998..........      1.64         34.69
  Year Ended December 31, 1997..........      1.61         17.60
Income Bond Fund (Class B)
  Year Ended June 30, 2002..............      1.81         22.96
  Year Ended June 30, 2001..............      1.80         18.18
  Year Ended June 30, 2000..............      1.81         25.10
  Six Months Ended June 30, 1999 (f)....      2.01(d)      20.55
  Year Ended December 31, 1998..........      1.65         41.69
  Year Ended December 31, 1997..........      1.62         38.70
Government Bond Fund (Class B)
  Year Ended June 30, 2002..............      1.68         23.51
  Year Ended June 30, 2001..............      1.67         12.63
  Year Ended June 30, 2000..............      1.66         25.30
  Year Ended June 30, 1999..............      1.65         80.86
  Year Ended June 30, 1998..............      1.67         91.49
Treasury & Agency Fund (Class B)
  Year Ended June 30, 2002..............      1.60         41.45
  Year Ended June 30, 2001..............      1.60         48.21
  Year Ended June 30, 2000..............      1.64         30.02
  Year Ended June 30, 1999..............      1.64         76.73
  Year Ended June 30, 1998..............      1.63         41.60
High Yield Bond Fund (Class B)
  Year Ended June 30, 2002..............      2.02         34.02
  Year Ended June 30, 2001..............      2.01         29.98
  Year Ended June 30, 2000..............      2.02         35.14
  November 13, 1998 to June 30,
 1999 (g)...............................      2.06(d)      28.02

ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                      144
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Bond Funds Annual Report
--------------------------------------------------------------------------------

Financial Highlights

                                            Investment Activities                                    Distributions
                                         ----------------------------                  ------------------------------------------
                                                        Net Realized                                     Net
                            Net Asset                  and Unrealized                                 Realized
                             Value,         Net            Gains         Total from       Net           Gains
                            Beginning    Investment     (Losses) on      Investment    Investment    (Losses) on        Total
                            of Period      Income       Investments      Activities      Income      Investments    Distributions
                            ---------    ----------    --------------    ----------    ----------    -----------    -------------

Ultra Short-Term Bond Fund
 (Class C)
 November 1, 2001 to June
 30, 2002 (b) ............   $ 9.88        $0.18           $ 0.02          $ 0.20        $(0.20)       $   --          $(0.20)

Short-Term Bond Fund
 (Class C)
 November 1, 2001 to June
 30, 2002 (b) ............    10.89         0.27            (0.07)           0.20         (0.30)           --           (0.30)

Intermediate Bond Fund
 (Class C)
 Year Ended June 30,
 2002 ....................    10.40         0.55             0.21            0.76         (0.57)           --           (0.57)
 Year Ended June 30,
 2001 ....................     9.98         0.54             0.42            0.96         (0.54)           --           (0.54)
 Year Ended June 30,
 2000 ....................    10.18         0.53            (0.20)           0.33         (0.53)           --           (0.53)
 March 22, 1999 to June
 30, 1999 (b) ............    10.38         0.15            (0.20)          (0.05)        (0.15)           --           (0.15)

Bond Fund (Class C)
 Year Ended June 30,
 2002 ....................    10.64         0.58             0.30            0.88         (0.62)        (0.03)          (0.65)
 Year Ended June 30,
 2001 ....................    10.14         0.57             0.50            1.07         (0.57)           --           (0.57)
 Year Ended June 30,
 2000 ....................    10.38         0.56            (0.24)           0.32         (0.56)           --           (0.56)
 March 22, 1999 to June
 30, 1999 (b) ............    10.59         0.17            (0.21)          (0.04)        (0.17)           --           (0.17)

Income Bond Fund (Class C)
 Year Ended June 30,
 2002 ....................     7.78         0.40             0.07            0.47         (0.41)           --           (0.41)
 Year Ended June 30,
 2001 ....................     7.54         0.43             0.24            0.67         (0.43)           --           (0.43)
 May 30, 2000 to June 30,
 2000 (b) ................     7.40         0.04             0.14            0.18         (0.04)           --           (0.04)

Government Bond Fund
 (Class C)
 Year Ended June 30,
 2002 ....................     9.93         0.47             0.34            0.81         (0.49)           --           (0.49)
 Year Ended June 30,
 2001 ....................     9.55         0.52             0.38            0.90         (0.52)           --           (0.52)
 Year Ended June 30,
 2000 ....................     9.74         0.51            (0.19)           0.32         (0.51)           --           (0.51)
 March 22, 1999 to June
 30, 1999 (b) ............    10.03         0.14            (0.29)          (0.15)        (0.14)           --           (0.14)

High Yield Bond Fund
 (Class C)
 Year Ended June 30,
 2002 ....................     8.21         0.64            (0.88)          (0.24)        (0.65)           --           (0.65)
 Year Ended June 30,
 2001 ....................     8.90         0.79            (0.69)           0.10         (0.79)           --           (0.79)
 Year Ended June 30,
 2000 ....................     9.87         0.81            (0.97)          (0.16)        (0.81)           --           (0.81)
 March 22, 1999 to June
 30, 1999 (b) ............    10.14         0.22            (0.27)          (0.05)        (0.22)           --           (0.22)

------------

 * During the period, certain fees were reduced. If such fee reduction had not occurred, the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Period from commencement of operations.

(c) Not annualized.

(d) Annualized.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                      145
                                                                          Report

--------------------------------------------------------------------------------

                                                                                 Ratios/Supplementary Data
                                                                          ----------------------------------------
                                                                             Net                       Ratio of
                                              Net Asset       Total        Assets,      Ratio of    Net Investment
                                               Value,        Return          End        Expenses        Income
                                                 End        (Excludes     of Period    to Average     to Average
                                              of Period   Sales Charge)    (000's)     Net Assets     Net Assets
                                              ---------   -------------   ----------   ----------   --------------

Ultra Short-Term Bond Fund (Class C)
  November 1, 2001 to June 30, 2002 (b)......  $ 9.88          1.89%(c)    $253,974       1.15%(d)       2.75%(d)

Short-Term Bond Fund (Class C)
  November 1, 2001 to June 30, 2002 (b)......   10.79          5.77(c)       32,680       1.30(d)        3.92(d)

Intermediate Bond Fund (Class C)
  Year Ended June 30, 2002...................   10.59          7.30         100,956       1.48           5.21
  Year Ended June 30, 2001...................   10.40          9.78          44,810       1.48           5.17
  Year Ended June 30, 2000...................    9.98          3.33          33,087       1.49           5.30
  March 22, 1999 to June 30, 1999 (b)........   10.18         (0.51)(c)      16,650       1.50(d)        5.18(d)

Bond Fund (Class C)
  Year Ended June 30, 2002...................   10.87          8.33          63,168       1.50           5.26
  Year Ended June 30, 2001...................   10.64         10.77          12,615       1.50           5.64
  Year Ended June 30, 2000...................   10.14          3.19           2,118       1.50           5.56
  March 22, 1999 to June 30, 1999 (b)........   10.38         (0.35)(c)         455       1.47(d)        5.66(d)

Income Bond Fund (Class C)
  Year Ended June 30, 2002...................    7.84          6.10           1,549       1.54           5.16
  Year Ended June 30, 2001...................    7.78          9.03             864       1.53           5.57
  May 30, 2000 to June 30, 2000 (b)..........    7.54          2.37(c)          128       1.51(d)        5.90(d)

Government Bond Fund (Class C)
  Year Ended June 30, 2002...................   10.25          8.26          31,467       1.52           4.67
  Year Ended June 30, 2001...................    9.93          9.55           9,820       1.52           5.22
  Year Ended June 30, 2000...................    9.55          3.39           3,130       1.52           5.36
  March 22, 1999 to June 30, 1999 (b)........    9.74         (1.54)(c)       1,102       1.52(d)        5.06(d)

High Yield Bond Fund (Class C)
  Year Ended June 30, 2002...................    7.32         (3.33)         12,629       1.80           8.25
  Year Ended June 30, 2001...................    8.21          1.11           5,211       1.79           9.29
  Year Ended June 30, 2000...................    8.90         (1.66)          2,121       1.78           8.82
  March 22, 1999 to June 30, 1999 (b)........    9.87         (0.56)(c)           9       1.76(d)        7.84(d)

                                               Ratios/Supplementary Data
                                               --------------------------

                                                Ratio of
                                                Expenses
                                               to Average     Portfolio
                                               Net Assets*   Turnover (a)
                                               -----------   ------------
Ultra Short-Term Bond Fund (Class C)
  November 1, 2001 to June 30, 2002 (b)......     1.78%(d)      38.72%
Short-Term Bond Fund (Class C)
  November 1, 2001 to June 30, 2002 (b)......     1.82(d)       49.58
Intermediate Bond Fund (Class C)
  Year Ended June 30, 2002...................     1.82          33.02
  Year Ended June 30, 2001...................     1.80          22.58
  Year Ended June 30, 2000...................     1.82           6.08
  March 22, 1999 to June 30, 1999 (b)........     2.13(d)        9.24
Bond Fund (Class C)
  Year Ended June 30, 2002...................     1.83          31.88
  Year Ended June 30, 2001...................     1.85          20.58
  Year Ended June 30, 2000...................     1.82          16.19
  March 22, 1999 to June 30, 1999 (b)........     1.69(d)       10.89
Income Bond Fund (Class C)
  Year Ended June 30, 2002...................     1.81          22.96
  Year Ended June 30, 2001...................     1.81          18.18
  May 30, 2000 to June 30, 2000 (b)..........     1.77(d)       25.10
Government Bond Fund (Class C)
  Year Ended June 30, 2002...................     1.67          23.51
  Year Ended June 30, 2001...................     1.67          12.63
  Year Ended June 30, 2000...................     1.66          25.30
  March 22, 1999 to June 30, 1999 (b)........     1.65(d)       80.86
High Yield Bond Fund (Class C)
  Year Ended June 30, 2002...................     2.02          34.02
  Year Ended June 30, 2001...................     2.01          29.98
  Year Ended June 30, 2000...................     2.03          35.14
  March 22, 1999 to June 30, 1999 (b)........     2.08(d)       28.02

ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                      146
Report

Bond Funds Annual Report
--------------------------------------------------------------------------------

Notes to Financial Statements

1. Organization:

   One Group Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Ultra Short-Term Bond Fund, the Short-Term Bond Fund, the Intermediate Bond Fund, the Bond Fund, the Income Bond Fund, the Mortgage-Backed Securities Fund, the Government Bond Fund, the Treasury & Agency Fund, and the High Yield Bond Fund (individually a "Fund," collectively the "Funds") only.

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer forty-eight series and seven classes of shares: Class I, Class A, Class B, Class C, Class S, Administrative Class, and Service Class. The Funds are each authorized to issue Class I, Class A, Class B, and Class C shares except for the Mortgage-Backed Securities Fund which is authorized to issue Class I and Class A shares only. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. See Schedules of Capital Stock Activity.

2. Significant Accounting Policies:

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

      Security Valuation

      Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in less than 61 days), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the mean of the latest bid and ask prices. Options traded over-the-counter are valued using dealer-supplied valuations. The Funds did not hold futures contracts or options during the year ended June 30, 2002. Investments for which the above valuation procedures are inappropriate or deemed not to reflect fair value are stated at fair value as determined in good faith under procedures approved by the Board of Trustees.

      Financial Instruments

      Investing in financial instruments such as written options, futures, structured notes and indexed securities involves risks in excess of the amounts reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Funds have in the particular class of instrument. Risks associated with these instruments include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contract, and changes in the value of currency relative to the U.S. dollar. The Funds enter into these contracts primarily as a means to hedge against adverse fluctuations in the value of securities held or planned to be purchased by the Funds.
Continued

Bond Funds Annual Report
--------------------------------------------------------------------------------
Notes to Financial Statements, continued


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                      147
                                                                          Report

      Indexed Securities

      The Funds may invest in indexed securities whose value is linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices or other referenced instruments. Indexed securities may be more volatile than the referenced instrument itself, but any loss is limited to the amount of the original investment.

      Repurchase Agreements

      The Funds may invest in repurchase agreements with institutions that are deemed by Banc One Investment Advisors Corporation (the "Advisor"), an indirect wholly-owned subsidiary of Bank One Corporation, to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. The Funds along with other affiliates of the Funds, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements which are fully collateralized by U.S. Treasury or Federal Agency obligations, with counterparties approved by the Board of Directors, consistent with the Fund's investment policy.

      Securities Lending

      To generate additional income, each Fund may lend up to 33 1/3% of its total assets pursuant to agreements requiring that the loan be continuously secured by cash, U.S. government or U.S. government agency securities, letters of credit or any combination of cash, such securities or letters of credit as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. Bank One Trust Company N.A., an affiliate of the Advisor, serves as sub-custodian for the securities lending program. Bank One Trust Company, N.A. receives a sub-custody fee based on the value of collateral received from borrowers. As of June 30, 2002, the following Funds had securities with the following market values on loan (amounts in thousands):

                                                                                      Market
                                                                        Market         Value
                                                                        Value           of
                                                                          of          Loaned
       Fund                                                           Collateral    Securities
       ----                                                          ------------   -----------
       Short-Term Bond Fund .......................................    $269,636      $261,943
       Intermediate Bond Fund .....................................     270,963       261,927
       Bond Fund ..................................................     646,155       628,516
       Income Bond Fund ...........................................     270,783       261,400
       Mortgage Backed Securities Fund ............................      12,141        11,788
       Government Bond Fund .......................................     230,104       221,428
       Treasury & Agency Fund .....................................      64,786        61,957
       High Yield Bond Fund .......................................     138,934       136,158

      The loaned securities were fully collateralized by cash, U.S. government securities, and letters of credit as of June 30, 2002. Cash was reinvested in master notes, put bonds, repurchase agreements, and mutual funds.
Continued

Bond Funds Annual Report
--------------------------------------------------------------------------------

Notes to Financial Statements, continued


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                      148
Report

      Security Transactions and Related Income

      Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date. Interest income includes premium amortization and discount accretion for both financial reporting and tax purposes.

      Expenses

      Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

      Dividends and Distributions to Shareholders

      Dividends from net investment income are declared and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually.

      Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carryforwards, and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets. Certain funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

      Federal Income Taxes

      The Funds' policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

3. Investment Advisory, Administration, and Distribution Agreements:

   The Trust and the Advisor are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to the following percentages of the Funds' average daily net assets: 0.55% of the Ultra Short-Term Bond Fund, 0.60% of the Short-Term Bond Fund, the Intermediate Bond Fund, the Bond Fund, and the Income Bond Fund; 0.35% of the Mortgage-Backed Securities Fund; 0.45% of the Government Bond Fund; 0.40% of the Treasury & Agency Fund; and 0.75% of the High Yield Bond Fund.

   The Trust and One Group Administrative Services, Inc. (the "Administrator"), an affiliate of Bank One Corporation, are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on the first $1.5 billion of Trust average daily net assets (excluding the Investor Conservative Growth Fund, the Investor Balanced Fund, the Investor Growth & Income Fund, and the Investor Growth Fund, (the "Investor Funds") and the Institutional Prime Money Market Fund, the Treasury Only Money Market Fund, and the Government Money Market Fund, (the "Institutional Money Market Funds")); 0.18% on the next $0.5 billion of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion.

   Banc One High Yield Partners, LLC (the "Sub-Advisor") serves as sub-advisor to the One Group High Yield Bond Fund. The Sub-Advisor also serves as sub-advisor to that portion of the One Group Income Bond Fund designated by the Advisor for investment in securities which are rated below investment grade or unrated securities and instruments of similar quality. The One Group Income Bond Fund cannot invest more than 30% of its total assets in this type of security. For its services, the Sub-Advisor is paid a fee by the Advisor under sub-investment advisory agreements between the Advisor and Sub-Advisor. The Sub-Advisor was formed as a limited liability company under an agreement between Pacholder Associates, Inc.
Continued

Bond Funds Annual Report
--------------------------------------------------------------------------------
Notes to Financial Statements, continued


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                      149
                                                                          Report

   ("Pacholder") and the Advisor. Under the limited liability company agreement, Pacholder is responsible for providing portfolio management services on behalf of the Sub-Advisor.

   On April 1, 2002, One Group Dealer Services, Inc., (the "Distributor") an affiliate of Bank One Corporation, replaced The One Group Services Company as Distributor. The Trust and the Distributor are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A, Class B, and Class C shares are subject to a distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A shares of each of the Funds and 1.00% of the average daily net assets of the Class B and Class C shares of each of the Funds. Currently, the Distributor has agreed to limit payments under the Plans to 0.25% of average daily net assets of the Class A shares of each Fund, 0.75% of average daily net assets of the Class B shares of the Ultra Short-Term Bond Fund, the Short-Term Bond Fund, and the Treasury & Agency Fund, 0.90% of average daily net assets of the Class B shares of the Intermediate Bond Fund, the Bond Fund, the Income Bond Fund, the Government Bond Fund, and the High Yield Bond Fund and 0.90% of the average daily net assets of the Class C shares of the Intermediate Bond Fund, the Bond Fund, the Government Bond Fund, and the High Yield Bond Fund. For the period ended June 30, 2002, the Distributor received $10,507,669 from commissions earned on sales of Class A shares and redemptions of Class B and Class C shares, of which the Distributor re-allowed $1,559,337 to affiliated broker-dealers of the Funds.

   The Advisor, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total operating expenses for the following funds and amounts:

    Fund                                                          Class I    Class A    Class B    Class C
    ----                                                          -------    -------    -------    -------
    Ultra Short-Term Bond Fund .................................   0.45%      0.70%      1.20%      1.20%
    Short-Term Bond Fund .......................................   0.55       0.80       1.30       1.30
    Intermediate Bond Fund .....................................   0.58       0.83       1.48       1.48
    Bond Fund ..................................................   0.60       0.85       1.50       1.50
    Income Bond Fund ...........................................   0.67       0.92       1.57       1.57
    Mortgage-Backed Securities Fund ............................   0.40       0.65         --         --
    Government Bond Fund .......................................   0.65       0.90       1.55       1.55
    Treasury & Agency Bond Fund ................................   0.45       0.70       1.20         --
    High Yield Bond Fund .......................................   0.90       1.15       1.80       1.80

   Rebates are received by the Funds from the Advisor and the Administrator when the Funds invest in other One Group Money Market Funds. These rebates effectively reduce the advisory and administrative fees paid by the Funds, and are reflected in waivers on the Statements of Operations.

   Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers receive no compensation from the Funds for serving in their respective roles.

   The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various One Group Mutual Funds until distribution in accordance with the Plan.

4. Securities Transactions:

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities and purchased options) for the period ended June 30, 2002, were as follows (amounts in thousands):

    Fund                                                          Purchases     Sales
    ----                                                          ----------   --------
    Ultra Short-Term Bond Fund .................................  $  819,644   $229,946
    Short -Term Bond Fund ......................................     585,642    381,669
    Intermediate Bond Fund .....................................     597,214    485,171
    Bond Fund ..................................................   1,698,775    865,486
    Income Bond Fund ...........................................     315,359    344,761
    Mortgage-Backed Securities Fund ............................     361,637    135,467
    Government Bond Fund .......................................     217,787    217,532
    Treasury & Agency Fund .....................................     145,533     89,458
    High Yield Bond Fund .......................................     321,253    143,116

Continued

Bond Funds Annual Report
--------------------------------------------------------------------------------

Notes to Financial Statements, continued


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                      150
Report

5. Line of Credit:

   The Trust and State Street Bank and Trust Company ("State Street") and a group of banks (collectively, the "Banks") have a financing agreement. Under this agreement, the Banks provide an unsecured committed credit facility in the aggregate amount of $300 million which expires October 15, 2002. The credit facility is allocated, under the terms of the financing agreement, among the Banks. Advances under the agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at the Federal Funds Rate plus 0.50% on an annualized basis. A commitment fee of 0.10% per annum will be incurred on the unused portion of the committed facility, which is allocated to all funds in the Trust. As of June 30, 2002, there were no loans outstanding.

6. Conversion of a Closed End Mutual Fund:

   The net assets of a closed end mutual fund managed by the Advisor was exchanged in a tax-free conversion for shares of the One Group Income Bond Fund. The transaction was accounted for by a method followed for tax purposes in a tax-free business combination. The following is a summary of shares issued, net assets converted, net asset value per share issued, and unrealized appreciation acquired as of conversion date (amounts in thousands, except per share amounts):

                                                                                          Net Asset
                                                                                            Value
                                                                  Shares    Net Assets    Per Share    Unrealized
                                                                  Issued    Converted      Issued     Appreciation
                                                                  ------    ----------    ---------   ------------
    January 21, 2001
    -----------------
    Income Bond Fund ...........................................  4,049      $31,586        $7.80         $732

7. Acquisition of Common Trust Fund:

   The net assets of certain common trust funds managed by the Advisor were exchanged in a tax-free acquisition for shares of the One Group Mortgage-Backed Securities Fund. The transaction was accounted for by a method followed for tax purposes in a tax-free business combination. The following is a summary of shares issued, net assets converted, net asset value per share issued, and unrealized appreciation acquired as of acquisition date (amounts in thousands, except per share amounts):

                                                                                         Net Asset
                                                                                           Value
                                                                 Shares    Net Assets    Per Share    Unrealized
                                                                 Issued    Converted      Issued     Appreciation
                                                                 ------    ----------    ---------   ------------
    August 18, 2000
    ----------------
    Mortgage-Backed Securities Fund ...........................  26,244     $262,435      $10.00         $ --

8. Federal Tax Information:

   The following Funds' net long term capital gains designated for federal income tax purposes differs from the amounts below due to utilization of earnings and profits distributed to shareholders on redemption of shares (amounts in thousands):

    Fund                                                          Amount
    ----                                                          ------
    Bond Fund...................................................  $7,066
    Mortgage-Backed Securities Fund.............................     390

Continued

Bond Funds Annual Report
--------------------------------------------------------------------------------
Notes to Financial Statements, continued


ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                      151
                                                                          Report

   The tax character of distributions paid during the fiscal year ended June 30, 2002 was as follows (Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.) (amounts in thousands):

                                             Distributions paid from:
                                          -------------------------------
                                               Net            Net Long           Total         Tax Return            Total
                                            Investment          Term            Taxable            of            Distributions
                                              Income        Capital Gains    Distributions       Capital             Paid
                                          --------------    -------------    -------------    -------------   -------------------
    Ultra Short-Term Bond Fund .........     $ 23,160          $   --          $ 23,160            $--             $ 23,160
    Short-Term Bond Fund ...............       38,564              --            38,564             --               38,564
    Intermediate Bond Fund .............       90,336              --            90,336             --               90,336
    Bond Fund ..........................      180,515           6,972           187,487             --              187,487
    Income Bond Fund ...................       86,119              --            86,119             --               86,119
    Mortgage-Backed Securities Fund ....       33,201             366            33,567             --               33,567
    Government Bond Fund ...............       53,326              --            53,326             --               53,326
    Treasury & Agency Fund .............        9,417              --             9,417             --                9,417
    High Yield Bond Fund ...............       39,937              --            39,937             --               39,937

   As of June 30, 2002 the components of accumulated earnings/(deficit) on a tax basis was as follows (The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on certain derivative instruments and the difference between book and tax amortization methods for premium and market discount.) (amounts in thousands):

                                                        Undistributed
                                        Undistributed     Long-Term                                   Accumulated      Unrealized
                                          Ordinary         Capital      Accumulated   Distributions   Capital and    Appreciation/
                                           Income           Gains        Earnings        Payable      Other Losses   (Depreciation)
                                        -------------   -------------   -----------   -------------   ------------   --------------
    Ultra Short-Term Bond Fund .......     $ 3,007          $ --         $  3,007       $ (2,929)       $ (8,857)       $ 10,076
    Short-Term Bond Fund .............       3,639            --            3,639         (3,513)        (11,242)         22,257
    Intermediate Bond Fund ...........       6,853            --            6,853         (7,192)         (1,822)         35,022
    Bond Fund ........................       7,340            --            7,340        (14,090)             --         113,532
    Income Bond Fund .................       6,031            --            6,031         (6,000)        (75,850)         28,549
    Mortgage-Backed Securities
      Fund ...........................       2,726           515            3,241         (2,656)             --          31,018
    Government Bond Fund .............       4,144            --            4,144         (3,997)        (19,915)         47,179
    Treasury & Agency Fund ...........         921            --              921           (904)         (3,154)          6,431
    High Yield Bond Fund .............       4,130            --            4,130         (3,854)        (14,128)        (98,144)

                                           Total
                                        Accumulated
                                         Earnings/
                                         (Deficit)
                                        -----------
    Ultra Short-Term Bond Fund .......   $   1,297
    Short-Term Bond Fund .............      11,141
    Intermediate Bond Fund ...........      32,861
    Bond Fund ........................     106,782
    Income Bond Fund .................     (47,270)
    Mortgage-Backed Securities
      Fund ...........................      31,603
    Government Bond Fund .............      27,411
    Treasury & Agency Fund ...........       3,294
    High Yield Bond Fund .............    (111,996)

   As of June 30, 2002, the following Funds had net capital loss carryforwards, which are available to offset future realized gains (amounts in thousands):

                                                                    Expires
    Fund                          2003      2004    2005    2006     2007      2008      2009     2010     Total
    ----                         -------   ------   ----   ------   -------   -------   ------   ------   -------
    Ultra Short-Term Bond
      Fund ....................  $ 2,283   $1,064   $682   $  139   $   602   $   632   $  762   $  322   $ 6,486
    Short-Term Bond Fund ......    2,720    3,301    651    2,646     1,623        --      189      112    11,242
    Intermediate Bond Fund ....       --       --     --       --        --       619    1,203       --     1,822
    Income Bond Fund ..........   49,700    1,963     --    2,229    17,780       615    3,376       --    75,663
    Government Bond Fund ......    1,039    5,966     --       --        --    10,261    2,649       --    19,915
    Treasury & Agency .........       --       --     --       --        --       155    2,533      466     3,154
    High Yield Bond Fund ......       --       --     --      478        --     2,983    6,044    1,754    11,259

   Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the period ended June 30, 2002, the Funds deferred to July 1, 2002 post October capital losses of (amounts in thousands):

                                                                  Capital Losses
                                                                  --------------
    Ultra Short-Term Bond Fund .................................      $2,371
    Income Bond Fund ...........................................         186
    High Yield Bond Fund .......................................       2,870

ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                      152
Report

--------------------------------------------------------------------------------

Bond Funds Annual Report
--------------------------------------------------------------------------------

Report of Independent Accountants

To the Board of Trustees and Shareholders of One Group Mutual Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Ultra Short-Term Bond Fund, the Short-Term Bond Fund, the Intermediate Bond Fund, the Bond Fund, the Income Bond Fund, the Mortgage-Backed Securities Fund, the Government Bond Fund, the Treasury & Agency Fund and the High Yield Bond Fund (nine series of One Group Mutual Funds, hereafter referred to as the "Funds") at June 30, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods presented (other than those financial highlights that have been audited by other independent accountants), in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Intermediate Bond Fund, the Bond Fund and the Income Bond Fund for all periods ended on or before December 31, 1998 were audited by other independent accountants whose report dated February 12, 1999 expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP
Chicago, Illinois
August 14, 2002

ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                      153
                                                                          Report

Bond Funds Annual Report
--------------------------------------------------------------------------------
Trustees

Name and Address(1)
Birthdate
Time Served with                                                                    Other Directorships
the Trust                   Principal Occupation During the Past Five Years           Held by Trustee
--------------------  ------------------------------------------------------------  -------------------
Peter C. Marshall     From March 2002 until present, self-employed as a business    None
12/10/42              consultant. From March 2000 to February 2002, Senior Vice
5/16/94 - present     President, W.D. Hoard, Inc. (corporate parent of DCI
                      Marketing, Inc.). From November 1993 to March 2000,
                      President DCI Marketing, Inc.

Charles I. Post       Since July 1986, self-employed as a business consultant.      None
2/10/28
5/16/94 - present

Frederick W. Ruebeck  Since April 2000, advisor, Jerome P. Green & Associates, LLP  None
10/8/39               (a broker-dealer). From January 2000 to April 2000,
5/16/94 - present     self-employed as a consultant. From June 1988 to December
                      1999, Director of Investments, Eli Lilly and Company.

Robert A. Oden, Jr.   Since 1995, President, Kenyon College.                        None
9/11/46
6/25/97 - present

John F. Finn          Since 1975, President of Gardner, Inc. (wholesale             Director,
11/5/47               distributor to outdoor power equipment industry).             Cardinal Health
5/21/98 - present

Marilyn McCoy         Since 1985,Vice President of Administration and Planning,     None
3/18/48               Northwestern University.
4/28/99 - present

Julius L. Pallone     Since 1994, President, J.L. Pallone Associates (insurance     None
5/26/30               consultant).
4/28/99 - present

Donald L. Tuttle      Since 1995, Vice President, Association for Investment        None
10/6/34               Management and Research.
4/28/99 - present

------------

(1) The address of each Trustee is 1111 Polaris Parkway, Columbus, Ohio 43240. As of June 30, 2002, there were 57 portfolios within the Fund complex.

ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                      154
Report

Bond Funds Annual Report
--------------------------------------------------------------------------------

Officers

Name and Address(1)
Birthdate
Position Held and
Time Served with
the Trust                   Principal Occupation During the Past Five Years
--------------------  ------------------------------------------------------------
Mark A. Beeson        From November 2001 until present, Chief Financial Officer of
11/13/57              Banc One Investment Management Group and Senior Managing
President             Director of Banc One Investment Advisors Corporation. From
1/1/00 - present      October 1999 to present, Chief Executive Officer and
                      President, One Group Administrative Services, Inc. and Chief
                      Executive Officer and President, One Group Dealer Services,
                      Inc.; August 1994 to October 1999, Senior Managing Director,
                      Banc One Investment Advisors Corporation.

Robert L. Young       From November 2001 until present, Senior Managing Director
1/17/63               and Chief Operating Officer of One Group Mutual Funds for
Vice President and    Banc One Investment Management Group. From October 1999 to
Treasurer             present, Vice President and Treasurer, One Group
1/1/00 - present      Administrative Services, Inc., and Vice President and
                      Treasurer, One Group Dealer Services, Inc.; December 1996 to
                      October 1999, Managing Director of Mutual Fund
                      Administration, Banc One Investment Advisors Corporation.

Michael V. Wible      From January 2000 to present, First Vice President and
9/15/62               Counsel, Bank One Corporation; September 1994 to January
Secretary             2000, Counsel to Bank One Corporation.
1/1/00 - present

Gary R. Young         From October 1999 to present, Director Mutual Fund Financial
8/19/69               Administration, One Group Administrative Services, Inc.;
Assistant Treasurer   December 1998 to October 1999, Director, Mutual Fund
and Assistant         Financial Administration, Banc One Investment Advisors
Secretary             Corporation; January 1995 to December 1998, Vice President
1/1/00 - present      and Manager of Mutual Fund Accounting, Custody and Financial
                      Administration, First Chicago NBD Corporation.

Jessica K. Ditullio   From January 2000 to present, First Vice President and
9/19/62               Counsel, Bank One Corporation; August 1990 to January 2000,
Assistant Secretary   Counsel, Bank One Corporation.
1/1/00 - present

Nancy E. Fields       From October 1999 to present, Director, Mutual Fund
6/22/49               Administration, One Group Administrative Services, Inc. and
Assistant Secretary   Senior Project Manager, Mutual Funds, One Group Dealer
1/1/00 - present      Services, Inc.; July 1999 to October 1999, Project Manager,
                      One Group, Banc One Investment Advisors; January 1998 to
                      July 1999, Vice President, Ohio Bankers Association; July
                      1990 through December 1997, Vice President, Client Services,
                      BISYS Fund Services, Inc.

------------

(1) The address of each officer is 1111 Polaris Parkway, Columbus, Ohio 43240. As of June 30, 2002, there were 57 portfolios within the Fund complex.

ONE GROUP MUTUAL FUNDS           Bond Funds Annual Report          June 30, 2002

                                      155
                                                                          Report

                      (This page intentionally left blank)

[One Group Logo]
            One Group Mutual Funds are distributed by
            One Group Dealer Services, Inc., which is an affiliate of Bank One Corporation. Affiliates of Bank One Corporation receive fees for providing various services to the Funds.

            Call Investor Services at The One Group
            Sales and Service Center
            at 1-800-480-4111 for a prospectus
            containing complete information
            about charges and expenses. Read
            carefully before investing. Past
            performance is no guarantee of
            future results.

            [Bank One Logo]

            Banc One
            Investment
            Advisors
            Corporation
            TOG-F-037-AN (8/02)